Project Mercia
September 2017

Data Report

CER	Evident Risk Grade	Payment Performance Grade	Servicing (Collections) Grade	Risk	Payment Performance	Collections and Servicing	Forbearance	Litigation	Treating Customers Fairly	Evident Risk, Payment Performance, Servicing and Collections Exception Notes	Information	Missing Documents	Title	Information, Missing Documents and Title Comments	Clayton Comments	No. of Sub-Accounts	No. of Debtors	Total Original Advance	Originator	GMAC (Non Income Verified)	Residential / BTL	Right to Buy	FTB Flag	Interest Rate Index	Prior Bankruptcy Order/ IVA	Total CCJ Number	Self Cert 1	Loan Purpose (Summary) 1	Loan Purpose 1	Loan Origination Date 1	Original Loan Advance 1	Original Term 1	Account Maturity Date 1	Current Interest Rate 1	Reversion Margin above Benchmark 1	Repayment Type 1	Current Balance 1	Payment Due 1	Arrears Balance 1	Arrears 1 Month Ago 1	Arrears 2 Months Ago 1	Self Cert 2	Loan Purpose (Summary) 2	Loan Purpose 2	Loan Origination Date 2	Original Loan Advance 2	Original Term 2	Account Maturity Date 2	Current Interest Rate 2	Reversion Margin above Benchmark 2	Repayment Type 2	Current Balance 2	Payment Due 2	Arrears Balance 2	Arrears 1 Month Ago 2	Arrears 2 Months Ago 2	Tenure	Property Type	Original Valuation	Original Valuation Date	Original LTV	Original Valuation Type	Latest Valuation Amount	Latest Valuation Date	CLTV	Current Valuation Type	Rental income confirmed by (BTL only)	IO - maturing within 36 months?	IO - if maturing within 36mths what action has been taken	IO - Exit strategy details	Selected for rate and interest charges review	Interest rate changes in line with offer detail	Pay Intention	Arrears likely to	Reason for Arrears	Summary of arrears history	Arrears > 18 months notes	ATP	ATP Amount	ATP Start Date	ATP End Date	ATP Comments	FC Instructed Date	FC Valuation	FC Comments	Prior Restructuring Arrangement	Restructuring Arrangement	Arrangement	Concession	Switch to IO	Term Extension	Forbearance measure	Last Forbearance Date	Forbearance details	Evidence of Modification (non forbearance)	Last Modification Date	Modification Comments	Ever been in Litigation	Current litigation stage	Current litigation stage date	Litigation Comments	SPO amount	SPO start date	SPO end date	SPO comments	Reason latest PO suspended	LPA receiver ever instructed	LPA receiver comments	Possession Flag	Repossession Date	Updated Valuation (since possession)	Asset Manager	Updated valuation amount	Updated valuation date	Potential Shortfall	Possession summary comments	Communication with borrowers not correctly conducted - COLL.02	No active, timely or effective dialogue with borrowers - COLL.03	Collections activities not appropriate - COLL.05	FC not timely instructed - COLL.06	Forbearance not regularly reviewed - FOR.02	Redeemed Account - INFO.06	Borrower not cooperating - INFO.10	Remediation - Late payments fee refunded - INFO.40	Remediation - Repayment at origination and only interest collected - INFO.41	Remediation - Discount rate end date issue - INFO.42	Remediation - Miscalculation of monthly instalments - INFO.43	Remediation - Wrong Term End Date - INFO.44	Repayment Basis discrepancies at origination - INFO.50	Complaints not upheld in system - INFO.60	Litigation not timely instructed - LIT.01	Credit Search Missing - MISS.03	Valuation Missing - MISS.04	KYC Missing - MISS.05	Further advance documents missing - MISS.13	All documents missing - Known - MISS.29	Arrears likely to Increase - PAY.02	New arrears >1mth in past 12mths - PAY.03	Payment difficulties. DD Recalls / Late or partial payments - PAY.04	Third Party Payments - RISK.03	Switched to IO - no repayment vehicle - RISK.05	Loan maturing in under 3 years not correctly managed - RISK.06	Potential Shortfall - RISK.09	Interest Only at Origination - Repayment Vehicle Issue - RISK.13	Current affordability risk - RISK.19	BKO / IVA Post-Completion - RISK.30	Vulnerability - mental health - RISK.31	Vulnerability - severe or long term illness - RISK.32	Vulnerability - physical health - RISK.33	Sensitive - Deceased borrower - RISK.34	Borrower whereabouts unknown - RISK.36	Borrower no longer resides - RISK.37	Suspected / Potential Fraud - RISK.39	Lending into Retirement Issue - RISK.44	Legal Dispute / Insurance Claim - RISK.45	Borrower over the age of 75 - RISK.48	Sensitive/Vulnerable other - RISK.50	Other Borrower Risk - RISK.59	Ground Rent Debited - RISK.61	Other Charges - RISK.62	Property Abandoned / Empty - RISK.64	BTL - Borrower in occupancy - RISK.65	Unauthorised Tenancy - RISK.66	Property in Possession - RISK.70	Adverse Valuer Comments - RISK.73	Other Property Risk - RISK.89	App form incomplete/incorrect - RISK.91	Recorded action not generally adequate, reasonable and fair - TCF.01	Unfair fees and charges - TCF.04	Title number incorrect - Title.01
1	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: IO loan, no repayment vehicle at origination. Lender has sent some letters to the borrower to ask her about a repayment vehicle and she asked how much the monthly instalments would be if the loan is switched to repayment, however as yet no request to switch has been made. RISK.03 - Third Party Payments: Mortgage payments made by DWP.	✗	✗	✓
MISS.05 - KYC Missing: Letter from financial advisor found advising ID for B1 sent, however no ids have been found within the file provided.

MISS.03 - Credit Search Missing: No credit search found in the file provided.

INFO.40 - Remediation - Late payments fee refunded: On 27th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 720 letter was sent to the borrower on this date and the amount of 720 credited to the account.
																1	2	83,600.00	GMAC	Y	Resi	N	Y	BBR	N	0	N	Purchase	Purchase	2-Mar-07	83,600.00	300	2-Mar-32	2.35	2.1	IO	87,270.92	166.38	0.00	0.00	0.00																Leasehold	Flat	88,000.00	16-Jan-07	95.00	Full	88,000.00	16-Jan-07	99.17	Full		N		Unknown	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears were cleared in Feb15. Account is currently in advanced payments of 1,350.24.		ATP Completed	CMS + 75	1-Feb-14	1-Apr-15	ATP under a SPO completed before the due date in Feb15.				Y	Arrangement	7-Jan-14				None			None			Y	None	3-Jan-14	Historic litigation activity. SPO after a payment plan was agreed. ATP completed in Feb14.	CMS + 75	1-Feb-14	1-Apr-15	SPO completed satisfactorily.	DWP confirmed payments to be made straight into borrowers account to cover mortgage payments.	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
2	A	A	A	✓	✓	✓	✓	✓	✓		✗	✗	✓	MISS.05 - KYC Missing: No IDs found within the reviewed documents. MISS.03 - Credit Search Missing: No credit search found in the file provided. INFO.40 - Remediation - Late payments fee refunded: On 27th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 512. A letter was sent to the borrower on this date and the amount of 512 was credited to the account.		1	2	139,000.00	GMAC	Y	Resi	N	N	SVR	N	0	N	Remortgage	Refinance Only	15-Nov-07	139,000.00	120	15-Nov-17	5.5	0	IO	140,426.87	643.27	0.00	0.00	0.00																Freehold	Detached / Semi	165,000.00	20-Aug-07	84.24	Full	165,000.00	20-Aug-07	85.11	Full		Y	Letters sent 1 year and 6 and 3 months before loan maturity asking borrower for a repayment vehicle and several conversation held during this time.	Borrowers are currently renovating the property with the intention of selling it. To allow them more time for this they have requested for an extension of 12-18 months on 07Sep17. Letter sent to them on the same day asking for substantial evidence of the refurbishments being done.	Y	Y	Paying	No Current Arrears	No Arrears in last 12 months	Some historic arrears, all cleared since Feb16.		ATP Completed	1000	29-Feb-16	29-Feb-16	Arrangement made with the borrowers for a payment of 1,000 on 29Feb16 to clear the arrears.				Y	Arrangement, Concession	13-Feb-16	25-Feb-12			Temp reduced payment	25-Feb-2012	Concession given for reducing Mar12 payment from 620.08 to 354.92 paid by the DWP.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
3	C	B	C	✗	✗	✓	✓	✓	✗
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No payment made in Apr17 but account is in credit in over 30k.

TCF.04 - Unfair fees and charges: Ground rent /Service charge 757.51 paid twice. Firstly on 13Apr16 and secondly on26Apr16.

RISK.36 - Borrower whereabouts unknown: System note dated 08Sep17 states Trace instructed 07Sep17 to locate the borrower.

RISK.61 - Ground Rent Debited: Ground Rent/Service Charges debited to the account as follows: 1273.56 14Dec12, 1273.56 15May13, 2904.16 04Mar15, 795.12 05Aug15, 757.51 13Apr16, 757.51 26Apr16, 861.76 27Oct16 and 861.76 23May17.

RISK.09 - Potential Shortfall: Current LTV is 146%. A potential shortfall could arise on property sale.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 160. A letter was sent to the borrower on this date and the amount of 160 was credited to the account.	Current property value taken from latest receivership property report.	1	1	255,000.00	GMAC	Y	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance Only	23-Dec-03	255,000.00	180	23-Dec-18	1.74	1.49	IO	256,335.77	346.36	0.00	0.00	0.00																Leasehold	Flat	300,000.00	16-Oct-03	85.00	Full	175,000.00	7-Dec-16	146.48	Full	Valuation Report	Y	Property is with LPA receiver and is being sold.	Sale of property.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	31-Jan-17				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 13Aug09 and is still with LPA receiver. Tenants vacated the property 06Sep17 and the property is going to be sold.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓
4	C	A	A	✗	✓	✓	✓	✓	✓	RISK.61 - Ground Rent Debited: Property service charge fee 480.80 debited to mortgage 03Aug16 and 200 debited 20Mar17 to preserve leasehold security. RISK.64 - Property Abandoned / Empty: File note states that property was vacated by tenant 31Jul17 and LPA Receiver now to pursue a sale. RISK.09 - Potential Shortfall: File note dated 11Aug17 quotes LTV as 115.5%. Valuation being arranged. On the basis on the file note a shortfall could arise on sale of property.	✗	✗	✓	MISS.03 - Credit Search Missing: No credit search on file. MISS.05 - KYC Missing: No KYC documentation on file. INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 360 27Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged. Delete Exception		1	1	153,000.00	GMAC	Y	BTL	N	N	LIBOR	N	0	N	Purchase	BTL Purchase	18-May-07	153,000.00	180	18-May-22	2.34	2.05	IO	173,994.57	314.49	0.00	0.00	0.00																Leasehold	Flat	180,000.00	10-May-07	85.00	ND	150,000.00	18-Oct-16	116.00	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Mortgage first went into arrears 2008 and an accumulation of fees, legal fees, ground rent/service charges debited have increased the mortgage balance. The LPA Receiver has collected rents since 2009 and slowly the arrears have been cleared and from January 2016 a surplus payment position has arisen. As at end June 2017 surplus payments 4423.52.		No ATP								Y	Arrangement	21-Nov-16				None			None			Y	Withdrawn		SPO first obtained 15Apr09 but not enforced and decision taken to appoint LPA Receiver 15Sep09.	1011.37	1-May-09		SPO required payment of CMS 790.98 and arrears reduction 220.39pm. Total payment 1011.37 pm. Borrower unable to comply.	Action suspended lender preferring to appoint LPA Receiver.	Y	LPA Receiver appointed 15Sep09 and have been collecting rents since that time.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
5	C	A	A	✗	✓	✓	✓	✓	✓	RISK.09 - Potential Shortfall: File note dated 23May17 quotes LTV as 155%. A specific valuation is not quoted but based on the LTV if a sale is required a shortfall would appear likely.	✗	✗	✓	MISS.04 - Valuation Missing: Valuation dated 23-an17 for 95,000 shown in data not found on file. MISS.05 - KYC Missing: KYC documentation not on file. MISS.03 - Credit Search Missing: Credit search not on file. INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 120.00 27-Oct-2015 incurred between 01-Jan-2009 and 20-Aug-2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	140,000.00	GMAC	Y	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	30-Jul-07	140,000.00	240	30-Jul-27	1.74	1.49	IO	147,864.42	195.22	0.00	0.00	0.00																Leasehold	Detached / Semi	164,950.00	16-May-07	84.87	Full	95,000.00	23-Jan-17	155.65	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears first arose in 2012 and an LPA Receiver was appointed. Mortgage balance increased with fees and professional charges. November 2014 the arrears were cleared from rent collected and a surplus or payments began to build. As at end June 2017 payment surplus was 14,709.05.
																																																																														No ATP								Y	Arrangement	27-Mar-17				None			None			Y	None								Y	LPA Receiver appointed 20-Apr-2012 and they have managed the property and collected rent since that time.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
6	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower usually paying late and making partial weekly payments, arrears have not gone over 1 month during the last year.	✗	✗	✓	MISS.03 - Credit Search Missing: No credit search found in the file provided by the servicer. INFO.40 - Remediation - Late payments fee refunded: On 10th November 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1,006.85. A letter was sent to the borrower on this date and the amount of 1,006.85 was credited to the account.		1	2	166,500.00	GMAC	Y	Resi	N	N	SVR	N	0	Y	Remortgage	Refinance Only	27-Oct-06	166,500.00	300	27-Oct-31	5.5	0	IO	168,059.33	769.84	88.44	68.60	298.76																Freehold	Detached / Semi	185,000.00	29-Sep-06	90.00	Full	185,000.00	29-Sep-06	90.84	Full		N		Sale of property	N		Trying	Remain Static	No Arrears in last 12 months	Borrower is paid weekly by his employer and subsequently making weekly payments to the mortgage.		ATP Completed	CMS + 250	15-Jun-14	14-Apr-15	ATP completed successfully and arrears were cleared.				Y	Arrangement	19-May-14				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
7	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrower having payment difficulties, paying by standing order. Current arrears are over one month.	✗	✗	✓	MISS.05 - KYC Missing: No proof of Id found in the file provided by the servicer. MISS.03 - Credit Search Missing: No credit search found in file. INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 784. A letter was sent to the borrower on this date and the amount of 784 was credited to the account.		1	1	189,995.00	GMAC	Y	Resi	N	Y	SVR	N	0	N	Purchase	Purchase	8-Mar-07	189,995.00	300	8-Mar-32	5.5	0	IO	199,116.47	894.00	1,458.94	1,614.94	1,620.94																Freehold	Detached / Semi	199,995.00	23-Feb-07	95.00	Full	199,995.00	23-Feb-07	99.56	Full		N		Sale of property	N		Trying	Remain Static	Ill Health	Borrower struggling with payments due to her being off work waiting for a back operation. I&E completed recently, borrower stated situation would improve once she is operated and can go back to work.		ATP Failed	CMS + 108	1-Jun-16	1-Oct-17	ATP agreed failed in Dec16.				Y	Arrangement	25-May-16				None			None			Y	None	14-Sep-15	Solicitors instructed in Jul13, 28 possession order granted on 03Sep13 was never enforced.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
8	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrowers usually paying one month after the due date. Latest notes in system confirm borrower advised he could clear the arrears on 03Oct17. RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: IO mortgage, no repayment vehicle disclosed at loan origination.	✗	✗	✓	MISS.03 - Credit Search Missing: No credit search found on file. INFO.40 - Remediation - Late payments fee refunded: On 27th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 636. A letter was sent to the borrower on this date and the amount of 636was credited to the account.		1	1	139,500.00	GMAC	Y	Resi	N	N	SVR	N	0	Y	Remortgage	Refinance Only	23-Jul-07	139,500.00	300	23-Jul-32	5.5	0	IO	145,078.92	655.06	1,132.24	1,137.18	1,142.12																Freehold	Detached / Semi	155,000.00	29-May-07	90.00	Full	155,000.00	29-May-07	93.60	Full		N		Unknown	N		Trying	Decrease	Business Slow
Borrower usually paying late due to his business being slow. Last conversation with borrower held on 21Aug17 confirmed the situation had improved and he would be able to clear the arrears in early Oct17.
																																																																														ATP Completed	CMS + 159	17-Apr-15	2-Sep-15	Last ATP agreed with the borrower completed successfully on 02Sep15.				Y	Arrangement	23-Mar-15				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
9	B	B	A	✗	✗	✓	✓	✓	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments made by card 374.72 (CMS 344.00) from July 2016 to October 2016. Card payment 276.70 received 01-Nov-2016. Cumulative overpayments 62.87 to end November 2016. Card payments 300.00 made December 2016 to April 2017 with CMS 327.62 leading to arrears 75.23 end April. Card payment 377.70 03-May-2017 and 216.20 01-Jun-2017. Arrears as at end June 158.77 in total on main mortgage and further advance.

RISK.19 - Current affordability risk: Most recent information gained by a field agent was dated March 2016 and confirmed that property was tenanted by sister of borrower 2. She confirmed she was paying rent. Borrowers said to be running a solarium business. There is no information on borrower financial circumstances and given the history of arrears and part payments there appears to be an affordability risk.
											✗	✗	✓	MISS.03 - Credit Search Missing: No credit search on file. MISS.13 - Further advance documents missing: No application or offer letter on file for further advance 4885 drawn 15-Nov-2006. INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 994.00 19-Oct-2015 incurred between 01-Jan-2009 and 20-Aug-2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		2	2	75,195.00	GMAC	Y	BTL	N	N	SVR	N	0	N	Purchase	BTL Purchase	17-Jan-06	70,310.00	300	17-Jan-31	5.5	0	IO	74,786.68	327.62	136.57	25.15	75.23	Y	Further Advance	Further Advance/Additional Loan	15-Nov-06	4,885.00	288	15-Nov-30	5.5	0	IO	4,925.61	22.30	22.30	133.80	133.80	Freehold	Detached / Semi	79,000.00	21-Nov-05	89.00	Full	85,000.00	18-Aug-06	93.78	Full	Valuation Report	N		Sale of property	N		Trying	Remain Static	No Arrears in last 12 months	Arrears first arose in 2010 and peaked at 10 months in 2013. They gradually reduced to an average under 1 month in 2016/17		No ATP								Y	Arrangement	26-Jan-15				None			None			Y	SPO	8-Apr-13	PO obtained 08-Apr-2013. Eviction date set for 16-Apr-2014.	CMS + 130.72	8-Apr-13	1-May-13	SPO required payment of CMS 369.28 plus contribution towards arrears 130.72, Total 500.00pm.	Terms of SPO not complied. Eviction date set for 16-Apr-2014 but borrowers made a payment and eviction stayed.	Y	LPA Receiver appointed 01-Mar-2012. Receivership ended 2013.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
10	C	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Payments received by direct debit for July, August 2016 received. September payment 281.19 returned unpaid. Payments received for October and November. December payment returned unpaid and arrears 562.38. January 2017 payment received. February payment returned unpaid. Card payment 434.97 received 09-Mar-2017 and March direct debit 281.19 returned unpaid. No payments received for April, May and June and total arrears as at end June 1687.56.

RISK.09 - Potential Shortfall: Field agent report April 2017 values property at 45000. In poor condition with tenant who has not been paying rent due to maintenance issues. Mortgage balance 69417 and if property sold a shortfall likely to occur.
											✗	✗	✓	MISS.03 - Credit Search Missing: Credit search not on file. MISS.13 - Further advance documents missing: Application and offer letter for further advance 5580 not on file. INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 160.00 22Oct2015 incurred between 01Jan2009 and 20Aug2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		2	1	65,076.00	GMAC	Y	BTL	N	N	SVR	N	0	N	Purchase	BTL Purchase	31-Oct-06	59,496.00	300	31-Oct-31	5.5	0	IO	63,653.52	281.19	1,533.36	1,252.17	970.98	Y	Further Advance	Further Advance/Additional Loan	23-May-08	5,580.00	281	23-Oct-31	5.5	0	IO	5,763.67	25.70	154.20	128.50	102.80	Freehold	Terraced	66,000.00	7-Aug-06	90.15	Full	77,000.00	24-Apr-08	90.15	Full	Valuation Report	N		Sale of property	N		Trying	Decrease	Unknown	Arrears first arose in 2009 and borrower has been an irregular payer since that time. More consistent arrears have arisen in 2017. Borrower paid lump sum 1708.46 31-Jul-2017 to substantially reduce arrears.		No ATP					10-Apr-17	45,000.00	Property in poor condition with a tenant who is not paying regularly.	Y	Arrangement	14-Jun-10				None			None			Y	Withdrawn	1-Aug-17	Litigation suspended as borrower made payment 1708.46 31-Jul-2017						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
11	B	B	A	✗	✗	✓	✓	✓	✓	RISK.91 - App form incomplete/incorrect: Application form provided was not signed by the borrowers. PAY.03 - New arrears >1mth in past 12mths: Last payment made to the account in Dec16. No more payments made until final redemption in Sep17.	✗	✗	✓	INFO.06 - Redeemed Account: Account has been redeemed on 01Sep17. MISS.03 - Credit Search Missing: No credit search found within the reviewed documents. INFO.40 - Remediation - Late payments fee refunded: On 27th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1,222. A letter was sent to the borrower on this date and the amount of 1,222 was credited to the account		1	2	112,500.00	GMAC	Y	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	27-Jul-07	112,500.00	360	27-Jul-37	2.94	2.65	IO	120,572.51	289.66	2,331.88	2,042.22	1,752.56																Freehold	Terraced	125,000.00	23-May-07	90.00	Full	125,000.00	23-May-07	96.46	Full		N		Sale of property	N		Redeemed	No Current Arrears	Marital Split	Long term arrears. Property has been sold and account was redeemed in Sep17.		ATP Failed	CMS + 220	25-Nov-15	25-Feb-16	ATP agreed on 10Nov15 with effect 25Nov15 failed on the first month.	21-Apr-17	155,000.00	The FA confirmed on one of the speculative visits that a sold subject to contract sign was displayed outside the property.	Y	Arrangement	10-Nov-15				None			None			Y	None	1-Sep-17
4 warrants for possession obtained since Jul08, possession orders have been suspended all the times.
Lender was awaiting for an eviction date when the property sold and legal action was subsequently cancelled.
																																																																																																											N		N								✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
12	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: DDs due Feb17 and Mar17 recalled. Borrower has paid by credit card the due amount within the month and therefore ATP agreed under a SPO has not failed. Arrears currently reducing. RISK.31 - Vulnerability - mental health: System notes show borrower is currently in alcoholism rehab.	✗	✗	✓	MISS.03 - Credit Search Missing: No credit search found within the reviewed documents. INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 472. A letter was sent to the borrower on this date and the amount of 472 was credited to the account.		1	2	151,950.00	GMAC	Y	Resi	N	Y	SVR	N	0	N	Purchase	Purchase	16-Feb-07	151,950.00	300	16-Feb-32	5.5	0	IO	165,478.52	716.29	6,355.51	6,659.22	7,037.93																Freehold	Detached / Semi	160,000.00	8-Dec-06	94.97	Full	160,000.00	8-Dec-06	103.42	Full				Sale of property	N		Paying	Decrease	Ill Health	Borrowers separated, B1 is alcoholic, however is the one making the payments. SPO established CMS + 300, currently performing.		ATP Active	CMS + 300	28-May-17	27-Mar-19	ATP under a SPO started in Feb17, DDs due in Feb and Mar17 were recalled, however payments made by credit card within the month and agreement reinstated on 10May17.				Y	Arrangement	10-May-17				None			None			Y	SPO	24-Jan-17	Litigation started in 2015, last hearing held on 24Jan17, possession order suspended with CMS + 300. Agreement currently performing.	CMS + 300	24-Jan-17	27-Mar-19	SPO currently performing.	Judge wanted to give borrowers a chance to reduce arrears and keep the property.	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
13	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: DDM for 1 December 2016 was recalled unpaid and cleared on representation on 14 December 2014.	✓	✓	✓			1	2	107,044.00	PHL	N	Resi	N	N	LIBOR	N	0	N	Remortgage	Refinance and Capital	23-Dec-04	107,044.00	264	23-Dec-26	2.37	2	IO	106,722.34	207.45	0.00	0.00	0.00																Freehold	Detached / Semi	119,000.00	15-Oct-04	89.95	Full	119,000.00	15-Oct-04	89.68	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears peaked at 3 MiA in January 2014 and remained at that level until the ATP started with the first payment under this in October 2014 with the arrears balance decreasing from this date and arrears being cleared in July 2015. There has been one DDM recall since which cleared when represented and there have been no other payment issues.		ATP Completed	CMS + 66.53	29-Aug-14	1-Jul-15	ATP agreed by Field Agent. ATP completed successfully.	5-Mar-14	120,000.00	ATP agreed at time of visit	Y	Arrangement	29-Aug-14				None		ATP put into place starting 1 October 2014 and ended 1 July 2015.	None			Y	None		Historic litigation SPO obtained in October 2007 for CMS + 150 per month from November 2007						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
14	B	B	A	✗	✗	✓	✓	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan switched to interest only in 2011, no repayment vehicle disclosed. RISK.66 - Unauthorised Tenancy: Account flagged as unauthorised tenancy with a 0.75% loading with effect from Aug11. PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: DDMs for Feb17 and Apr17 were recalled and clear on representation in same month.	✗	✓	✓	INFO.41 - Remediation - Repayment at origination and only interest collected: Letter dated 07Jul16 to borrower advising of an error made to their account. The original loan completed on the Repayment basis however, the Lender only collected the interest and not any capital which meant that the loan balance was higher than it should have been. As a remedy the loan balance has been reduced by 292.86 and 35.19 was sent to borrower in compensation.		1	1	128,858.06	PHL	N	Resi	N	N	LIBOR	N	0	N	Purchase	Purchase	22-Sep-05	128,858.06	300	22-Sep-30	2.87	2.5	IO	125,448.17	299.17	0.00	0.00	0.00																Freehold	Detached / Semi	133,500.00	24-Aug-05	96.52	Full	140,000.00	28-Sep-07	89.61	Full		N		Unknown.	N		Paying	Remain Static	No Arrears in last 12 months
Arrears started March 2012 and reached 3 months by 23 July 2012 due date. A lump sum card payment of 753 was made on 30 July 2012 reducing the arrears and these were cleared in January 2013. Arrears arose again and reached just under 2 months in September 2014 and remained so until Sep15 and have been kept at under 1 MiA since.
																																																																														No ATP								Y	Arrangement	26-Nov-12		8-Aug-11		None			Switch to Interest Only	8-Aug-11	Switched to IO when unauthorised letting of property was loaded to account.	N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
15	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Missed Dec16 payment as DDM was recalled unpaid. Account currently 1 MiA.	✓	✓	✓			1	2	101,734.50	PHL	N	Resi	N	N	LIBOR	N	2	N	Purchase	Purchase	3-Nov-05	101,734.50	300	3-Nov-30	3.62	3.25	IO	104,844.61	310.29	0.00	0.00	0.00																Freehold	Detached / Semi	105,000.00	10-Jun-05	96.89	Full	105,000.00	10-Jun-05	99.85	Full		N		Sale of property			Paying	Remain Static	Financial Mismanagement	168.50 29Jun15-29Dec15 cleared		ATP Completed	CMS + 168	29-Jun-15	29-Jan-16	ATP for 6 payments of 168.50 and 1 payment of 50.16. ATP completed successfully.				Y	Arrangement	5-Jun-15				None			None			Y	None		Historic action.						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
16	B	A	A	✗	✓	✓	✓	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan switched to IO in Jul08, repayment vehicle not disclosed.	✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: There was an earlier refund of arrears fees made between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 40 was refunded as a result of this.

INFO.41 - Remediation - Repayment at origination and only interest collected: Letter dated 7Jul16 sent to borrower advising of an error when loan completed. Loan was offered on a Repayment basis, however only interest was collected which meant that the account balance was higher than it should have been. To remedy this the account balance was reduced by 277.09 and compensation of 29.38 after tax was sent to borrower.
																1	1	116,225.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and multi debt	22-Nov-05	116,225.00	276	22-Nov-28	2	1.75	IO	112,973.73	184.42	0.00	0.00	0.00																Freehold	Detached / Semi	130,000.00	5-Sep-05	89.40	Full	130,000.00	5-Sep-05	86.90	Full		N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears commenced Oct06 and cleared Jun14, no issues since.		No ATP								Y	Arrangement, Switch to IO	30-Aug-13		1-Jul-08		Permanent switch to Interest only	01-Jul-2008	Documents on file.	None			Y	None		Hearing date 26Oct10 and SPO obtained for CMS + 100pm.	CMS + 100	26-Oct-10				N		N								✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
17	B	A	A	✗	✓	✓	✓	✓	✓	RISK.61 - Ground Rent Debited: Since 2009 there have been 11 payments of ground rent totalling 23.7k debited to the account. This has increased the current LTV to 102 per cent based on original valuation figure. RISK.66 - Unauthorised Tenancy: There is an unauthorised letting flag on account however, the interest rate has not been loaded. RISK.37 - Borrower no longer resides: The borrower has not resided at the security for several years and a correspondence address is held on file.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees made between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 1064.00 was refunded as a result of this. There was a refund of 27.74 in May15 due to the CMS being incorrectly calculated and resulting in an underpayment of interest.		1	1	288,599.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Capital	23-Nov-05	288,599.00	180	23-Nov-20	2	1.75	IO	327,878.97	543.06	0.00	0.00	0.00																Leasehold	Flat	320,000.00	10-Aug-05	90.19	Full	320,000.00	10-Aug-05	102.46	Full		N	Borrower rejected advice in Oct15 following the Lender chasing the borrowers plans for repaying the IO loan which matures in Nov20.	None noted.	N		Paying	No Current Arrears	No Arrears in last 12 months	Arrears commenced May12 and reached 3+ MiA in Jul12. They were reduced to under 1 MiA in Sep12 however, fluctuated between 1 and 2 MiA until cleared in Jan14.		No ATP					3-Sep-12		Report received 12Sep12 but, unable to view on system.	Y	Arrangement	10-May-10				None			None			Y	Withdrawn	6-Dec-12	A court hearing was scheduled for 13Jan13 however, borrower reduced arrears to under 1 MiA in Dec12 and the hearing was withdrawn.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
18	B	A	A	✗	✓	✓	✓	✓	✓	RISK.66 - Unauthorised Tenancy: Account is flagged as an unauthorised letting and a 1 per cent loading has been applied to the account interest rate. RISK.37 - Borrower no longer resides: Borrower no longer resides at security and a correspondence address is held on file.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees made between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 790 was refunded as a result of this back to the mortgage account.		1	1	74,353.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	31-Jan-06	74,353.00	300	31-Jan-31	3	2.75	IO	76,118.63	188.23	0.00	0.00	0.00																Freehold	Terraced	82,000.00	12-Dec-05	90.67	Full	82,000.00	12-Dec-05	92.83	Full		N	IO letter sent Nov16 advising borrower that only interest is being repaid.	Borrower has agreed to pay an extra 61.77pm with effect from Feb17 in order to reduce the loan balance.	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears accumulated up to Dec12 when they were reduced to under 1 MiA. Arrears increased again to 3 MiA in Mar14 and were cleared in Jun14 and there have been no payment issues since. Arrangement was for an additional one off payment for 189.96 for Nov15. This was made on time.		No ATP					24-Jul-17	60,000.00	Residency visit to confirm that property is occupied. This was confirmed by Field Agent who met with tenant.	Y	Arrangement	11-Nov-15				None			None			Y	Withdrawn	26-Jul-14	There was an eviction date set for 10Sep14 however, the arrears were cleared in Jun14 and litigation was withdrawn in Jul14.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
19	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees made between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 760 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	72,412.60	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	28-Feb-06	72,412.60	360	28-Feb-36	1.87	1.5	IO	76,158.24	114.66	0.00	0.00	0.00																Freehold	Terraced	74,000.00	16-Jan-06	97.85	Full	74,000.00	16-Jan-06	102.92	Full		N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Long term arrears case since Nov08, with borrower paying CMS + 100pm from Dec09 until Apr when DDM's were recalled for May10 and Jun10 with no payments then until Oct10 when borrower started paying CMS + 50pm until Feb15 when the arrears balance was cleared. There have been further issues  prior to arrears being cleared but, no issues since.
																																																																														No ATP								Y	Arrangement	3-Aug-12				None		CMS = 50pm for 42 months from Aug12.	None			Y	Withdrawn	3-Aug-12	Eviction date set for 28Aug12 however, withdrawn as payment made on 3Aug12.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
20	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 240 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	83,055.72	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	29-Mar-06	83,055.72	240	29-Mar-26	2.37	2	IO	84,632.87	164.84	0.00	0.00	0.00																Freehold	Terraced	95,500.00	31-Jan-06	86.97	Full	95,500.00	31-Jan-06	88.62	Full		N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Long term arrears case since Jul08. Arrears peaked at 8+ MiA in Mar09 when an SPO was obtained to pay CMS + 40pm from Apr09 and this continued until Feb16 when the arrears were finally cleared. During this time there were no payment issues and borrowers complied fully with the SPO conditions.
																																																																														No ATP								Y	Arrangement	18-Mar-09				None		CMS + 40pm from Mar09.	None			Y	None		A Hearing was set for 18Mar09 and a SPO for CMS + 40pm was obtained with effect from 1Apr09.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
21	B	B	A	✗	✗	✓	✓	✓	✓
RISK.61 - Ground Rent Debited: There have been a total of 12 ground rent service charge payments totalling 9.6k between Dec09 and May14. This has increased the loan to 98 per cent LTV. There are no more payments recorded since however, there is a current demand for 852 being chased and dated 15Aug17.

PAY.03 - New arrears >1mth in past 12mths: DDM for Dec16 recalled unpaid and a card payment was made in same month. Missed Jan17 as DDM recalled unpaid and cleared in Feb17 by card. Apr17 DDM recalled unpaid and card payment made in same month. Missed May17 ad DDM recalled unpaid twice in month. DDM for Jul17 recalled unpaid twice in month. A standing order payment of 410 was made on 2Aug17 to cover the missed Jul17 payment and DDM for Aug17 was recalled unpaid and a standing order payment of 420 was made on 22Aug17 for that month. Account is currently up to date.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 1572 was refunded as a result of this back to the mortgage account on 19Oct15. INFO.44 - Remediation - Wrong Term End Date: Letter dated 11Aug17 sent to borrower advising of a technical error that occurred when the account first completed. The wrong end term date was used. This has been corrected and no compensation was paid.		1	1	225,495.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	31-Mar-06	225,495.00	240	31-Mar-26	2	1.75	IO	244,704.71	405.90	0.00	0.00	0.00																Leasehold	Flat	250,000.00	10-Feb-06	90.20	Full	250,000.00	10-Feb-06	97.88	Full		N		Mailing campaign letters sent.	N		Paying	No Current Arrears	Reduced Income	Long term arrears case reaching 6.8 MiA in Sep10 and being cleared in Feb11. Account fluctuated in and out of arrears however. the arrears increased to 5 MiA in Mar14 before being reduced to 1 MiA in Apr14. Again arrears increased to 5 MiA in Dec14 and account remained between 2 MiA and 4 MiA until they were cleared in full in Nov15. There been more recent issues with recalled DDM's but, account is up to date.		No ATP					11-Apr-15	190,000.00	RFA borrower is self employed and didn't get paid for a contract valued at 26k. An agreement has been attained and a 10k sum will be received which will clear arrears.	Y	Arrangement	29-Oct-10				None		SPO arrangement.	None			Y	None		A SPO was obtained for CMS + 1061.94 for 2 months and a final payment of CMS + 871.97 with effect from 15Nov10.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
22	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: DDM for Dec16 was recalled unpaid and a card payment for CMS was made in same month. No other issues.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 278 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	68,048.00	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	3-May-06	68,048.00	300	3-May-31	1.87	1.5	IO	69,101.43	107.39	0.00	0.00	0.00																Feudal	Detached / Semi	70,000.00	16-Mar-06	97.21	Full	70,000.00	16-Mar-06	98.72	Full		N	Interest Only mailing campaign letters sent.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears commenced Jan13 and were 3+ MiA in Mar13 and were cleared in Jun13. Account was between 1 MiA and 2 MiA until Mar14 when arrears were cleared in full and apart from a recalled DDM in Dec16 there have been no further payment issues.
																																																																														No ATP								Y	Arrangement	12-Nov-13				None		One off additional payment for 242.24 in Dec13.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
23	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 520 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	194,326.87	PHL	N	Resi	N	N	LIBOR	Y	0	Y	Remortgage	Refinance and Home Improvements	25-May-06	194,326.87	276	25-May-29	3.62	3.25	IO	198,600.06	595.66	0.00	0.00	0.00																Freehold	Detached / Semi	225,000.00	16-Mar-06	86.37	Full	225,000.00	16-Mar-06	88.27	Full		N	Interest Only mailing campaign letters sent Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears commenced Nov08 and reach 7.66 MiA in Jul09 with that level of arrears continuing until starting to reduce slowly in 2011 however were not cleared until Feb14. There have been no further issues.
																																																																														No ATP								Y	Arrangement	29-Aug-12				None			None			Y	None		SPO for CMS = 100pm from 25Sep12 for 22 months which completed.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
24	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 160 was refunded as a result of this back to the mortgage account on 19Oct15. INFO.44 - Remediation - Wrong Term End Date: Redress letter dated 11Aug17 sent to borrowers advising them of a technical error. When the loan completed the wrong term end date was used. This has now been rectified. No compensation was paid.		1	2	113,960.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Home Improvements	5-Jul-06	113,960.00	240	5-Jul-26	2.37	2	IO	115,599.87	227.07	0.00	0.00	0.00																Leasehold	Detached / Semi	145,000.00	16-May-06	78.59	Full	145,000.00	16-May-06	79.72	Full		N	Interest Only mailing campaign letters sent Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears commenced Aug08 and reached 6+ MiA in Dec09. This level of arrears remained until Jun12 when the arrears balance started to reduce and were cleared in Nov12. There have been no further payment issues.
																																																																														No ATP								Y	Arrangement	26-Jul-12				None		ATP for CMS + 90 for 4 months from 1Aug12.	None			Y	None		Historic litigation with solicitors being instructed then cancelled when ATP was put in place.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
25	B	A	A	✗	✓	✓	✓	✓	✓	RISK.61 - Ground Rent Debited: There have been 2 ground rent service charges debited to the account. The first for 5k in Jun11 and the second for 2.9k in Jul17. This has increased the loan balance and this now stands at 98 per cent LTV.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 480 was refunded as a result of this back to the mortgage account on 19Oct15. INFO.44 - Remediation - Wrong Term End Date: Redress letter dated 23Aug17 sent to borrowers advising them of a technical error. When the loan completed the wrong term end date was used. This has now been rectified. No compensation was paid.		1	1	117,629.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	5-Jul-06	117,629.00	300	5-Jul-31	2	1.75	IO	127,002.51	207.46	0.00	0.00	0.00																Leasehold	Flat	130,000.00	23-Jun-06	90.48	Full	130,000.00	23-Jun-06	97.69	Full		N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears commenced Dec06 and reached 6+ MiA in Nov08 and remained at that level until Dec09 when they started to decrease and were cleared in Oct10. There were further arrears problems in 2012 when arrears increased to 4+ MiA in Oct12 and these were cleared in Dec12. There have been no further payment issues.
																																																																														No ATP								Y	Arrangement	21-Oct-09				None		ATP for CMS + 100pm for 15 months with effect from Oct09.	None			Y	None		Historic litigation back to 2009.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
26	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged  between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 590 was refunded as a result of this back to the mortgage account on 19Oct15.

INFO.41 - Remediation - Repayment at origination and only interest collected: Letter dated 7Jul16 sent to borrower advising of an error when loan completed. Loan was offered on a Repayment basis however, only interest was collected which meant that the account balance was higher than it should have been. To remedy this, the account balance was reduced by 188.30 and compensation of 18.70 after tax was sent to borrower.
																1	1	105,327.87	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	21-Jul-06	105,327.87	300	21-Jul-31	1.82	1.45	IO	109,449.22	161.71	0.00	0.00	0.00																Freehold	Detached / Semi	115,000.00	18-May-06	91.59	Full	115,000.00	18-May-06	95.17	Full		N	Interest Only mailing campaign letters sent Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears commenced Aug07 and reached 4 MiA in Nov07before being cleared in Dec07. Account then fell into arrears again in Jul08 and reached 8 MiA in Feb09 and remained at that level until Jan10 when they started to decrease and the arrears fell to under 1 MiA in Jul10. There were further problems in 2013 when arrears increased to 2= MiA in Nov13 and these were cleared in Dec13 with no further issues from that date.
																																																																														No ATP								Y	Arrangement	7-Jul-10		12-Jun-07		None		ATP for CMS + 89.97pm for 5 months from 1Jun10.	None	12-Jun-07	Loan switched to interest only as per borrowers request.	Y	None		Historic litigation back to 2008 / 2009.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
27	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Missed Jul, Aug, Sep, Oct and Nov 2016, made a lump sum payment of 1k in Dec16. Missed Jan and Feb 2017. Made a lump sum payment of 1085 in Mar17. Missed Apr17. Made payments of 215 for May, Jun, Jul and Aug 2017.

RISK.37 - Borrower no longer resides: Field Agent report 21Mar17 met with second borrower who confirmed that had left the security in 2009 and doesn't want anything to do with the security. First borrower has never been contactable and still resides at the security. Second borrower wishes to have the security repossessed or would like to move back into the security subject to the first borrower moving out a proposal that is being refused. A correspondence address is held for the second borrower.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 1056 was refunded as a result of this back to the mortgage account on 19Oct15. INFO.44 - Remediation - Wrong Term End Date: Redress letter dated 23Aug17 sent to borrowers advising them of a technical error. When the loan completed the wrong term end date was used. This has now been rectified. No compensation was paid.		1	2	104,730.20	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	11-Aug-06	104,730.20	300	11-Aug-31	2.17	1.8	IO	109,296.12	191.75	0.00	0.00	0.00																Freehold	Detached / Semi	108,000.00	21-Jun-06	96.97	Full	108,000.00	21-Jun-06	101.20	Full		N		Sale of property	N		Trying	No Current Arrears	Marital Split	Arrears commenced in Apr15 and reached 11+ MiA in Apr16. The arrears were cleared in Jun16. Prior to this the account had been in and out of arrears since Apr07 but, never going more than 5 MiA at any time.		No ATP					28-Feb-17	115,000.00	Met with second borrower who refused to disclose any information.	Y	Arrangement, Concession	23-Jul-14	17-Aug-10			Temp reduced payment		Arrangement was for a one off additional payment for 692.82 on 1Aug14. Concession was for reduced monthly payments from 224.01 to 0.00 for the month of Sep10 only, normal payments to resume 1Oct10.	None			Y	Adjourned	8-Jun-16	Hearing date 8Jun16 adjourned 8Jun16 as arrears cleared same day.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
28	B	A	A	✗	✓	✓	✓	✓	✓	RISK.34 - Sensitive - Deceased borrower: Sole borrower died 24Jul07. Death certificate on file.	✓	✓	✓			1	1	273,235.25	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	15-Aug-06	273,235.25	240	15-Aug-26	2.32	1.95	IO	274,809.28	528.84	0.00	0.00	0.00																Freehold	Detached / Semi	310,000.00	19-Jun-06	88.14	Full	310,000.00	19-Jun-06	88.65	Full		N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Historic arrears reaching 5+ MiA in Aug12 and being cleared in Dec12. The account has been in credit since this date. Borrower died in 2007 and the payments are being made by the Executors of the estate.
																																																																														No ATP								N	None					None			None			Y	None		Historic several years ago.						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
29	B	B	A	✗	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: DDM for 25Aug16 was recalled unpaid and cleared on representation on 8Sep16. RISK.37 - Borrower no longer resides: File note 3Jan17, first borrower no longer resides and second borrower resides in security with new partner. No correspondence address or contact details are held for first borrower.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 520 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	95,599.00	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	21-Aug-06	95,599.00	300	21-Aug-31	1.82	1.45	IO	97,879.34	147.36	0.00	0.00	0.00																Freehold	Detached / Semi	100,000.00	3-Jul-06	95.60	Full	100,000.00	3-Jul-06	97.88	Full		N	Interest Only mailing campaign letters sent Oct16.
File note 3Jan17, second borrower resides in security with new partner. Trying to get a transfer of equity agreed to have first borrower removed from loan and new partner added. This will affect the options available and wont discuss until this has been agreed.
																																																																							N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears commenced Aug08 and reached 5+ MiA IN Sep09. The CMS was reduced in Sep09 and the account reached 16 MiA in Aug10 and remained at that level until Oct11 when the borrowers started to pay CMS + 200pm and the arrears were cleared in Nov12 and account has been up to date since with no further issues.
																																																																														No ATP								Y	Arrangement	2-May-12				None		Arrangement was for CMS + 200pm for 7 months from May12.	None			Y	None		Historic litigation back to 2011.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
30	B	A	A	✗	✓	✓	✓	✓	✓	RISK.33 - Vulnerability - physical health: File note 14Aug15, states that borrower is classed as retired due to their disability. Receives occupational pension, DLA and ESA.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 400 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	121,086.50	PHL	N	Resi	N	N	BBR	N	0	N	Remortgage	Refinance and multi debt	29-Aug-06	121,086.50	192	29-Aug-22	1.75	1.5	IO	123,266.81	178.93	0.00	0.00	0.00																Leasehold	Detached / Semi	125,000.00	5-Jul-06	96.87	Full	125,000.00	5-Jul-06	98.61	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	File note 14Aug15, states that borrower is classed as retired due to their disability. Receives occupational pension, DLA and ESA. There is no Repayment vehicle in place.	Y	Y	Paying	No Current Arrears	No Arrears in last 12 months
Arrears commenced Jul08 and reached 15+ MiA in Aug09 and remained at that level until May12. An arrangement of CMS + 50 started from Jun12, then CMS + 100pm from Feb13 and CMS + 150pm from Jul13 until Jul14 finally cleared the arrears balance. The account has been up to date since with no further payment issues.
																																																																														No ATP								Y	Arrangement	19-Jul-13				None		Arrangement was for CMS + 150pm from Jul13 for 12 months. This is a continuation of previous arrangements in Feb13 and May12.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
31	B	B	A	✗	✗	✓	✓	✓	✓	RISK.66 - Unauthorised Tenancy: Unauthorised tenancy from May13. Interest rate has been loaded by 1.00 per cent. PAY.03 - New arrears >1mth in past 12mths: Missed Sep16 and made 2 payments in Oct16. Missed Nov16 and made 2 payments in Dec16. Missed Apr17 and made 2 payments in May17. Missed Jul17 and made 2 payments in Aug17. Account up to date at todays date.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 952 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	137,660.13	PHL	N	Resi	N	N	LIBOR	N	2	Y	Purchase	Purchase	30-Aug-06	137,660.13	300	30-Aug-31	5.27	4.9	IO	141,532.12	610.49	0.00	0.00	596.43																Freehold	Detached / Semi	159,950.00	29-Jun-06	86.06	Full	159,950.00	29-Jun-06	88.49	Full		N		Sale of property	N		Paying	No Current Arrears	Financial Mismanagement
Arrears commenced in Oct10 and remained so peaking at 7.4 MiA in Jan14 when a lump sum of 5.4k was paid under a Possession Order leaving a 19.05 credit balance. Generally the account was being maintain satisfactorily until recently and these details are within the pay03 exception.
																																																																														No ATP								Y	Arrangement	29-Jan-14				None		Arrangement was full payment of arrears under a Possession Order obtained on 27Jan14.	None			Y	PO	27-Jan-14							N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
32	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: DDM for Mar17 recalled unpaid and CMS paid by card in same month.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 1026 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	140,394.50	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	6-Sep-06	140,394.50	300	6-Sep-31	2.52	2.15	IO	142,614.22	298.27	0.00	0.00	0.00																Feudal	Detached / Semi	145,000.00	12-Jul-06	96.82	Full	145,000.00	12-Jul-06	98.35	Full		N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
There were arrears from Feb08 to until Dec09 of between 1 and 2 MiA. These were cleared in Jan10. Account was in and out of arrears from May11 until Oct13. Arrears commenced again in Nov13 and reached 4.64 MiA in Jun14 and stayed at this level until Nov14 when they were cleared in full. Account is up to date with only one recalled DDM showing.
																																																																														No ATP								Y	Arrangement	31-Oct-14				None		Arrangement for 1 additional payment of 222.76 to clear arrears.	None			Y	None		Historic litigation.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
33	B	A	A	✗	✓	✓	✓	✓	✓	RISK.37 - Borrower no longer resides: Second borrower no longer resides. Correspondence address and contact details are held on file. Separate annual statements are being sent to each borrower.	✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged  between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 160 was refunded as a result of this back to the mortgage account on 19Oct15.

INFO.42 - Remediation - Discount rate end date issue: Redress letter dated 19Jul16 sent to borrowers advising of an error on their account. The loan had an initial discounted rate period, which was ended to soon meaning that the borrowers were overcharged. Compensation of 19.02 after tax was sent to the borrowers.
																1	2	98,946.80	PHL	N	Resi	N	Y	BBR	N	0	N	Purchase	Purchase	7-Sep-06	98,946.80	300	7-Sep-31	1.75	1.5	IO	99,081.02	144.12	0.00	0.00	0.00																Freehold	Terraced	102,000.00	14-Aug-06	97.01	Full	102,000.00	14-Aug-06	97.14	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears commenced May13 and increased to 3.65 MiA by Aug13. They then started to reduce and were clear by Apr14. Account has been well maintained since and has had a credit balance since Apr14 as the borrowers continued paying their arrangement plan amount for 1 month beyond its expiry date.
																																																																														No ATP								Y	Arrangement	11-Dec-13				None		Arrangement was for CMS + 85.08pm for 4 months from Dec13.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
34	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Erratic payment profile over several years. Missed Jul16 and overpaid Aug16, Sep16,Oct16 and Nov16 with account 3 MiA. Missed Dec16 and Jan17 with account 4.97 MiA. Paid 900 in Mar07 which cleared the arrears. All payments made since and account has a small credit balance.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 628 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	76,693.62	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	7-Sep-06	76,693.62	300	7-Sep-31	2.17	1.8	IO	80,374.96	140.99	0.00	0.00	0.00																Freehold	Terraced	79,000.00	12-Jul-06	97.08	Full	79,000.00	12-Jul-06	101.74	Full		N	Interest Only mailing campaign letters sent Aug15, Oct16 and Mar17.	Sale of property	N		Paying	No Current Arrears	Marital Split	Arrears commenced in Jan07 reaching 4+ MiA in Jan09 and continued at that level until Nov09 before decreasing and being cleared in Jul10. Account was maintained until Oct12 when arrears arose again reaching 2+ MiA on several occasions and 5 MiA in Feb16 and were not cleared until Mar17.		No ATP					30-Mar-16	122,000.00	No contact with borrowers.	Y	Arrangement	4-Sep-15				None		Arrangement was for a one off payment for 277.26 on 4 Sep16.	None			Y	None		Historic 2010.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
35	B	A	A	✗	✓	✓	✓	✓	✓	RISK.03 - Third Party Payments: Account has been supported by DWP ESA since Aug14 when a lump sum payment of 4,158 was credited to account. The DWP element at 30Jun17 was 339.12 pm and is now currently 283.68 pm. The loan account is in credit of 7,330 currently. The borrower is not making any contribution to the loan payment. Borrower has been unemployed since Aug13.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 1748 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	146,297.00	PHL	N	Resi	N	N	LIBOR	N	0	N	Purchase	Purchase	7-Sep-06	146,297.00	300	7-Sep-31	2.07	1.7	IO	146,954.29	246.12	0.00	0.00	0.00																Leasehold	Detached / Semi	160,000.00	11-May-06	91.44	Full	160,000.00	11-May-06	91.85	Full		N		Interest Only mailing campaign letters sent Aug15 and Oct16.	N		Paying	No Current Arrears	No Arrears in last 12 months
Account fell 1 MiA in Jul07 and remained that way until Jan08 when account was up to date. Account then fell back into arrears in May08 and increased to 14.7 MiA in Jul09. There were lump sum payments of 3269 in Aug09 and 1.2k in Nov09 which decreased the arrears to 13,5 MiA . There were further lump sum payments and the arrears were cleared in Aug10. Arrears reached 5 MiA in Jul14 then these were cleared with a lump sum payment of 4158 from DWP which put account 8.4 months in credit. Account is currently 29.8 months in credit.
																																																																														No ATP								Y	Arrangement	2-Nov-09				None			None			Y	None		Possession Order was in place in 2013.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
36	B	A	A	✗	✓	✓	✓	✓	✓	RISK.61 - Ground Rent Debited: Ground rent/Service Charges paid by lender and debited to the account on the following dates 803.01 on 11th November 2010 235 on 6th December 2010 1275.17 on 20th November 2013 3317.73 on 29th April 2014 4692.68 on 2nd June 2014 1939.79 on 15th June 2014 301.91 on 1st July 2016	✓	✓	✓			1	1	104,099.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	11-Sep-06	104,099.00	300	11-Sep-31	2	1.75	IO	125,478.30	209.07	0.00	0.00	0.00																Leasehold	Flat	115,000.00	23-Aug-06	90.52	Full	115,000.00	23-Aug-06	109.11	Full		N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	26-May-11				None			None			Y	Warrant obtained	25-May-11	Warrant withdrawn due to payment due first May being paid by the end of May 2011.	CMI + 70	1-May-11	1-May-11	First payment not made on due date. Not paid until the end of May 2011.	Payments recommenced.	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
37	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 1180 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	193,442.75	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	14-Sep-06	193,442.75	300	14-Sep-31	3.77	3.4	IO	197,885.83	610.18	0.00	0.00	0.00																Freehold	Detached / Semi	225,000.00	9-Jun-06	85.97	Full	225,000.00	9-Jun-06	87.95	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Arrears commenced Apr11 and reached 11 MiA in Sep14 before being fully cleared in Oct14 and the account has been conducted satisfactorily since.		No ATP								Y	Arrangement	8-Jan-15				None		Arrangement was for a one off payment for 649.99 on 15Jan15.	None			Y	None		Solicitors instructed Sep14 and Hearing 21Oct14 but, adjourned as arrears cleared in full.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
38	C	B	B	✗	✗	✗	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: DDMs for Sep16 and Nov16 were recalled and cleared on representation in the same month. Missed Dec16 as DDM was recalled unpaid. Missed Jan17 and Feb17 and account brought up to date in Mar17. DDM for Aug17 was recalled unpaid and cleared on representation in the same month.

RISK.64 - Property Abandoned / Empty: Field Agent report dated 22Mar17 states no contact with borrower, telephone numbers unobtainable and that the property is unoccupied.

COLL.03 - No active, timely or effective dialogue with borrowers: Field Agent report dated 22Mar17 states no contact with borrower, telephone numbers unobtainable and that the property is unoccupied. This was not queried and because account had been brought up to date it was decided not to contact the borrower as per file note 25Mar17. It would be more appropriate as a matter of urgency to ascertain the condition and security of the property to avoid any potential loss.

RISK.36 - Borrower whereabouts unknown: Servicer and FA have not been able to establish contact with the borrower, despite of the numerous calls and visits made. Current whereabouts of the borrower are unknown.

RISK.37 - Borrower no longer resides: FA report dated Mar17 confirmed property was empty and appeared borrower no longer resided.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 1598 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	121,329.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	26-Sep-06	121,329.00	300	26-Sep-31	2	1.75	IO	126,372.01	205.49	0.00	0.00	0.00																Leasehold	Flat	135,000.00	13-Jul-06	89.87	Full	135,000.00	13-Jul-06	93.61	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	Financial Mismanagement	Arrears commenced in Jun10 and reached 5 MiA in Oct10 and remained between 2 and 3 MiA before increasing again to 5 MiA in Feb11 and being cleared in Mar11. Arrears increased to 7 MiA in Oct11 and were cleared in Nov11. Account then fluctuated between 1 and 3 MiA until May14 when arrears were cleared.		No ATP					6-Mar-17	145,000.00	Field Agent report dated 22Mar17 states no contact with borrower, telephone numbers unobtainable and that the property is unoccupied.	Y	Arrangement	22-May-13				None			None			Y	None	21-Feb-13	Hearing adjourned 21Feb13.						N		N								✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
39	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Missed Jul16, over paid 35.74 in Aug16 and Sep16. Over paid by 100 in Oct16 and Nov16. Missed Dec16, over paid 100 in Jan17 and over paid 428.44 in Feb17, over paid 475 in Mar17, missed Apr17 and May17 and cleared arrears in Jun17. DDM for Sep17 has been recalled unpaid and CMS was paid by card in same month.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 502 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	107,591.90	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	26-Sep-06	107,591.90	300	26-Sep-31	2.67	2.3	IO	109,497.13	241.67	0.00	1,311.06	1,069.39																Freehold	Detached / Semi	111,000.00	16-Aug-06	96.93	Full	111,000.00	16-Aug-06	98.65	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	Financial Mismanagement	Arrears commenced Feb14 and reached 9 MiA in Jul15 and remained between 3 and 7 MiA until Jun17 when they were cleared.		No ATP								Y	Arrangement	5-Apr-17				None			None			N	None		Historic						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
40	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle was stated as sale of property on the original application form. Letter on file dated 31st January 2017 requesting an update from the customer on repayment strategy failed to get a response. It is therefore not possible to establish if a repayment strategy exists and on track to repay the loan	✓	✓	✓			1	2	82,560.50	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	27-Sep-06	82,560.50	300	27-Sep-31	2.17	1.8	IO	82,709.82	149.30	0.00	0.00	0.00																Leasehold	Flat	85,000.00	10-Aug-06	97.13	Full	85,000.00	10-Aug-06	97.31	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
41	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 440 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	110,288.60	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Home Improvements	28-Sep-06	110,288.60	276	28-Sep-29	2.87	2.5	IO	112,160.95	266.38	0.00	0.00	0.00																Freehold	Detached / Semi	128,000.00	31-Aug-06	86.16	Full	128,000.00	31-Aug-06	87.63	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Arrears commenced in Nov08 and reached 3 MiA in Feb09 and were cleared in Nov09.		No ATP								Y	Arrangement	9-Jun-09				None		Arrangement was for CMS + 100pm from Jun09 for 6 months.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
42	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: DDMs for Nov16 and Dec16 were recalled unpaid. Nov16 was cleared same month on representation and Dec16 was paid by card in same month. No other issues.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 234 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	279,629.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	26-Oct-06	279,629.00	252	26-Oct-27	2	1.75	IO	281,147.89	468.07	0.00	0.00	0.00																Feudal	Detached / Semi	310,000.00	15-Sep-06	90.20	Full	310,000.00	15-Sep-06	90.69	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Account was 3+ MiA in Jan10 and remained 3+ MiA until May11 when borrower was paying CMS +100pm. An ATP was put in place for CMS + 100pm from Nov11 until Oct12 when the arrears balance was cleared.		No ATP								Y	Arrangement, Concession	17-Nov-11	7-Nov-09			Temp reduced payment	07-Nov-2009	Agreed a 3 month temporary 0.00 payments from Nov09 to Jan10 with normal payments resuming 1Feb10.	None			Y	None		Historic 2010.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
43	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 360 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	132,075.87	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	27-Oct-06	132,075.87	300	27-Oct-31	2.32	1.95	IO	137,281.63	261.81	0.00	0.00	0.00																Freehold	Terraced	145,000.00	1-Sep-06	91.09	Full	145,000.00	1-Sep-06	94.68	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Serious arrears case starting Dec07 with the arrears being finally cleared in Jun16.		No ATP								Y	Arrangement	11-Jun-12				None			None			Y	None
SPO obtained 17Nov08 for CMS + 100pm. Warrant applied for 14May09 and issued 19May09. Eviction date set for 25Jun09 and cancelled on 18Jun09 as SPO arrears were paid. No further action as SPO reviewed every 3 months until arrears were cleared.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
44	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Erratic payment profile over the last 12 months review period with missed, overpayments and underpayments with arrears increasing by more than 1 MiA before being cleared in Jun17. Since then borrowers have missed Jul17 and account stands at just under 1 MiA.

RISK.44 - Lending into Retirement Issue: Application states that both borrowers were self employed at time of application and have stated ages of 70 as their preferred retirement age. This loan will take them to ages of 80 and 78 respectively. They also stated that they expect a private pension each of 9k and 6k plus state pensions.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle is stated as Sale of Property, as these borrowers will be aged 80 and 78 at loan term expiry it may be difficult for them to move house and downsize as it is unlikely that they will be able to obtain funding.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 398 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	148,479.72	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	30-Oct-06	148,479.72	240	30-Oct-26	4.77	4.4	IO	151,384.83	597.89	0.00	217.40	269.51																Freehold	Terraced	175,000.00	12-Oct-06	84.85	Full	175,000.00	12-Oct-06	86.51	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Trying	Remain Static	Financial Mismanagement
Long term arrears case since Jul08 with account 10+ MiA before arrears were cleared in Dec13. Account was in and out of arrears before the latest arrears started in Jun16. Original reason for arrears was first borrower being made redundant.
																																																																														ATP Completed		1-Jan-17	30-Jun-17	ATP started Jan17 for 6 different payments over a 6 month period. This was completed and arrears were cleared in Jun17.				Y	Arrangement, Concession	20-Jan-17	8-Jul-14			Temp reduced payment	08-Jul-2014	Payment was reduced from 628.18 to 0.00 for Jul14 with normal payment due from Aug14.	None			Y	Adjourned	7-Jan-14	Solicitors instructed 14Nov13 with a Hearing scheduled for 7Jan14 which was adjourned as payments were received.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
45	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 680 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	174,131.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	3-Nov-06	174,131.00	300	3-Nov-31	2.67	2.3	IO	178,358.36	393.45	0.00	0.00	0.00																Freehold	Detached / Semi	180,000.00	10-Oct-06	96.74	Full	180,000.00	10-Oct-06	99.09	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears commenced Mar08 and reached 12+ MiA in Feb10 when they started to decrease and were cleared in Jul14. Account fell 1 MiA in Nov15 and remained at that until going 2 MiA in May16. CMS plus 100pm started in Sep16 for 3 months and account was brought under 1 MiA in Feb17. and arrears were cleared in Mar17.
																																																																														ATP Completed	CMS + 129	10-Feb-17	10-Mar-17	Arrangement was for CMS plus 129pm for 2 months and a final payment of 117.47 which completed.				Y	Arrangement	25-Feb-17				None			None			Y	None		Historic SPO Aug08.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
46	B	B	A	✗	✗	✓	✓	✓	✓	RISK.61 - Ground Rent Debited: Between Oct09 and Mar17 a total of 22.7k has been debited to account for the payment of ground rent and service charges. PAY.03 - New arrears >1mth in past 12mths: Missed Aug16 and Sep16 as DDM;s were recalled unpaid twice. There were no payments for Oct16 to Apr17 and a lump sum payment was made in May17 clearing the arrears. Normal CMS payments resumed in May17 and are so far up to date.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 304 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	93,749.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	9-Nov-06	93,749.00	360	9-Nov-36	2	1.75	REP	97,135.12	492.51	0.00	0.00	4,346.11																Leasehold	Flat	103,500.00	24-Aug-06	90.58	Full	103,500.00	24-Aug-06	93.85	Full					N		Paying	No Current Arrears	Financial Mismanagement	Arrears commenced Dec07 and reached 12+ MiA in Aug13		No ATP								Y	Arrangement	30-Dec-08				None			None			Y	Withdrawn	13-Mar-17	Possession Order obtained 21Apr08. Issued Warrant several years ago and more recently in Mar17 though, it was withdrawn as full arrears were cleared.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
47	B	A	A	✗	✓	✓	✓	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Account switched from Repayment to IO and a repayment vehicle was not put into place.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 200 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	89,789.75	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	9-Nov-06	89,789.75	300	9-Nov-31	2.67	2.3	IO	89,024.35	197.61	0.00	0.00	0.00																Freehold	Terraced	92,500.00	25-Aug-06	97.07	Full	92,500.00	25-Aug-06	96.24	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Unknown	N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears commenced in Jun08 and reached 3+ MiA in Aug08. Account was switched from Repayment to IO in Sep08 however, arrears continued to increase and were not cleared until Mar14 and account has been conducted satisfactorily since.
																																																																														No ATP								Y	Arrangement, Switch to IO	16-Jan-13		1-Sep-08		Permanent switch to Interest only	01-Sep-2008	All documents, notes and letters are on file.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
48	C	C	A	✗	✗	✓	✓	✓	✓
RISK.89 - Other Property Risk: The property is a 3 bedroom detached house built 1880. The property has been split into 2 with the borrowers being resident in one half and the other half is being rented out. Servicer is aware of this.

RISK.66 - Unauthorised Tenancy: Unauthorised letting, a 1 per cent loading has been applied to interest rate.

RISK.59 - Other Borrower Risk: First borrower has been in prison. No details of reason why on file and unclear if he is still there or has been released.

PAY.03 - New arrears >1mth in past 12mths: Very erratic payment profile during the 12 month review period. There have been missed and over and under payments with arrears being cleared in Jun17. Since then the DDM for Jul17 was recalled unpaid twice in the month and have missed Aug17 and Sep17 with account back at 3 MiA and awaiting the re-issue of a Warrant. This has been a serious arrears account from inception.

PAY.02 - Arrears likely to Increase: Account has now fallen back to 3 MiA since the last arrears were cleared in Jun17. The loan is currently 90 LTV based on original valuation however, based on the fact that the property has been split into 2 it is possible that this valuation may not be achieved and that a shortfall could be possible.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 1970 was refunded as a result of this back to the mortgage account on 19Oct15. RISK.30 - BKO / IVA Post-Completion: Second borrower was made bankrupt in Jun14. INFO.10 - Borrower not cooperating: Borrowers are playing the system and have continually allowed the account to fall heavily into arrears since inception, clearing the arrears prior to litigation action.		1	2	281,399.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	14-Nov-06	281,399.00	300	14-Nov-31	3	2.75	IO	288,903.79	713.13	0.00	8,121.54	8,208.41																Freehold	Detached / Semi	320,000.00	17-Jul-06	87.94	Full	320,000.00	17-Jul-06	90.28	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Won't	Increase	Financial Mismanagement
Account was 8+ MiA in Jul10 and up to date in Aug10. Account was 5+ MiA in May11 and up to date in Jul11. Account was 6+ MiA in Sep12 and up to date in Oct12. Account was 7+ MiA in Mar14 and up to date in Apr14. Account was 10+ MiA in Jun15 and up to date in Jul15 and 11+ MiA in Mar17 and up to date in Jun17.
																																																																														No ATP								Y	Arrangement	7-Apr-14				None			None			Y	Withdrawn	15-Jul-15
Hearing 3Apr14 when a 28 day Possession Order was obtained. A warrant was issued 27May15 though, it was withdrawn in Jul15 when the arrears were cleared. Account is presently 3 MiA and is with Litigation team to re-issue the Warrant.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓
49	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged  between  1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 236 was refunded as a result of this back to the mortgage account on 19Oct15.

INFO.42 - Remediation - Discount rate end date issue: Redress letter dated 09May16 sent to borrowers advising of an error on their account. The loan had an initial discounted rate period, which was ended to soon meaning that the borrowers were overcharged. Compensation of 12.40 after tax was sent to the borrowers.
																1	2	187,709.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	17-Nov-06	187,709.00	360	17-Nov-36	2	1.75	IO	189,705.12	315.04	0.00	0.00	0.00																Freehold	Terraced	210,000.00	24-Aug-06	89.39	Full	210,000.00	24-Aug-06	90.34	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Account reached 5.36 MiA in Jan14 and arrears were cleared in May14 with no further issues.		No ATP								Y	Arrangement	3-Feb-14				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
50	B	A	A	✗	✓	✓	✓	✓	✓	RISK.03 - Third Party Payments: DWP payments commenced in Apr13 and are currently 276.04pm. There is no contribution from borrower. RISK.05 - Switched to IO - no repayment vehicle: Account switched from Repayment to IO in Oct08 and a Repayment vehicle was not put into place.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 560 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	117,260.90	PHL	N	Resi	N	Y	LIBOR	N	1	Y	Purchase	Purchase	17-Nov-06	117,260.90	300	17-Nov-31	2.67	2.3	IO	116,947.79	257.83	0.00	0.00	0.00																Freehold	Detached / Semi	121,000.00	18-Aug-06	96.91	Full	135,000.00	25-Jul-07	86.63	Full		N		Unknown. Interest Only mailing campaign letters sent Aug15 and Oct16 with no response from borrower.	N		Paying	No Current Arrears	No Arrears in last 12 months
Account reached 24 MiA in Nov10 then borrower started paying CMS + 100pm from Dec10 until Mar13 with account 17 MiA. There was a lump sum DWP payment of 642 in Apr13 and monthly DWP payments of 321 commenced May13. As the DWP payment was greater than the due CMS and with the borrower also paying a small amount each month the arrears were reducing and were cleared in Mar16.
																																																																														No ATP								Y	Arrangement, Switch to IO	30-Oct-13		1-Sep-08		Permanent switch to Interest only	15-Oct-2008	Switched to IO with effect from 15Oct08. All documents are on file.	None			Y	None		SPO obtained 22Nov10 for CMS + 100pm from Dec10.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
51	B	B	A	✗	✗	✓	✓	✓	✓
RISK.66 - Unauthorised Tenancy: Account flagged as unauthorised letting from May13 with a 1.00  per cent loading on interest rate. A correspondence address and contact details are held on file.

RISK.61 - Ground Rent Debited: There has been a total of 981 debited to account for ground rent and service charges between Nov09 and Nov11.

PAY.03 - New arrears >1mth in past 12mths: DDM for Jul16 was recalled unpaid and card payment for CMS made in same month. Missed Jan17 and Feb17 as DDMs were recalled unpaid. A card payment 1Mar17 cleared arrears and normal CMS has been paid since by DDM. More recently the DDM for Sep17 was recalled unpaid and payment is still outstanding.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 920 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	78,828.31	PHL	N	Resi	N	N	LIBOR	N	0	N	Purchase	Purchase	20-Nov-06	78,828.31	300	20-Nov-31	3.62	3.25	IO	87,408.62	251.21	0.00	0.00	0.00																Feudal	Flat	81,500.00	20-Oct-06	96.72	Full	81,500.00	20-Oct-06	107.25	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	Financial Mismanagement	Account reached 4.7 MiA in Sep10 and arrears were cleared in May11.		No ATP								Y	Arrangement	15-Sep-10				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
52	B	A	A	✗	✓	✓	✓	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Account switched from Repayment to IO in Dec08 and a Repayment vehicle was not put into place.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 750 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	97,982.90	PHL	N	Resi	N	N	LIBOR	N	1	N	Remortgage	Refinance and multi debt	21-Nov-06	97,982.90	300	21-Nov-31	3.17	2.8	IO	96,308.48	251.96	0.00	0.00	0.00																Freehold	Terraced	101,000.00	29-Aug-06	97.01	Full	101,000.00	29-Aug-06	95.35	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Unknown	N		Paying	No Current Arrears	No Arrears in last 12 months	Account was 3+ MiA in May09 and 5+ MiA in Feb10 and arrears were cleared in Aug10 and no problems since.		No ATP								Y	Arrangement, Switch to IO	17-Jul-10		1-Dec-08		Permanent switch to Interest only	01-Dec-2008	All documents on file.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
53	B	A	A	✗	✓	✓	✓	✓	✓	RISK.66 - Unauthorised Tenancy: Account flagged as unauthorised letting from Jan14 and a 1 per cent loading has been added to the interest rate. RISK.05 - Switched to IO - no repayment vehicle: Account switched from Repayment to IO in Mar09 and a repayment vehicle was not put into place.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 400 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	145,711.38	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	23-Nov-06	145,711.38	360	23-Nov-36	4.22	3.85	IO	145,813.62	510.73	0.00	0.00	0.00																Leasehold	Detached / Semi	159,950.00	10-Oct-06	91.10	Full	165,000.00	2-Nov-07	88.37	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Unknown	N		Paying	No Current Arrears	No Arrears in last 12 months
Account reached 6.9 MiA in Mar09 and then was switched from REP to IO from Apr09 putting the account 11+ MiA in May09 as a result of a reduced CMS on IO. Arrears continued on the account at this level until Apr10 when the borrowers were making extra payments of 163.52 under an ATP. This continued until Oct13 when the arrears were cleared and there have been no further payment issues.
																																																																														No ATP								Y	Arrangement, Switch to IO	6-Jan-11		1-Mar-09		Permanent switch to Interest only	15-Apr-2009	IO switch, All documents are on file. Arrangement was for CMS + 161.52 for 24 months from Jan11.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
54	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: DDM recalled unpaid in Nov16 and CMS paid by card in same month. No other issues.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 480 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	84,813.10	PHL	N	Resi	N	Y	BBR	N	0	N	Purchase	Purchase	23-Nov-06	84,813.10	300	23-Nov-31	1.75	1.5	IO	86,703.33	124.60	0.00	0.00	0.00																Freehold	Terraced	88,000.00	4-Sep-06	96.38	Full	88,000.00	4-Sep-06	98.53	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Account reached 6.32 MiA in Jan13 and arrears were reduced to Under 1 MiA in Feb13 and fully cleared in Mar14.		No ATP								Y	Arrangement	19-Dec-12				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
55	B	A	A	✗	✓	✓	✓	✓	✓	RISK.66 - Unauthorised Tenancy: Account flagged as unauthorised letting from May14 and a 1 per cent loading has been added to the interest rate. A correspondence address is held for borrower.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 308 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	118,320.80	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	24-Nov-06	118,320.80	300	24-Nov-31	3.62	3.25	IO	119,451.17	358.32	0.00	0.00	0.00																Feudal	Detached / Semi	123,000.00	14-Sep-06	96.20	Full	123,000.00	14-Sep-06	97.11	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Arrears commenced Aug13 and reached 6+ MiA in Jun14 and were cleared in Jul16 with no further payment issues.		No ATP								Y	Arrangement	5-Feb-15				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
56	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: DDM for Sep16 was recalled unpaid and cleared on representation in same month, no other issues.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 732 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	135,599.00	PHL	N	Resi	N	Y	BBR	N	0	N	Purchase	Purchase	28-Nov-06	135,599.00	300	28-Nov-31	1.75	1.5	IO	137,742.86	199.53	0.00	0.00	0.00																Freehold	Detached / Semi	150,000.00	25-Aug-06	90.40	Full	150,000.00	25-Aug-06	91.83	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Account was 5 MiA in Jul14 and the arrears were cleared in full in Aug14.		No ATP								N	None					None			None			Y	Adjourned	4-Aug-14	Hearing date set foe 26Aug14, this was adjourned as full arrears balance was cleared.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
57	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan arranged on interest only with the application form stating that the borrowers intended to convert to repayment after 3 years. This has clearly not happened and attempts to contact customer in December 2016 failed. It is therefore not possible to confirm if a suitable repayment vehicle exists	✓	✓	✓			1	2	118,954.25	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	28-Nov-06	118,954.25	300	28-Nov-31	2.32	1.95	IO	119,924.58	231.23	0.00	0.00	0.00																Leasehold	Detached / Semi	131,000.00	18-Sep-06	90.80	Full	131,000.00	18-Sep-06	91.55	Full		N		Convert to repayment after 3 years			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
58	B	A	A	✗	✓	✓	✓	✓	✓	RISK.37 - Borrower no longer resides: FA report dated Jun14 confirmed property was rented out and borrower did not reside at the security. RISK.66 - Unauthorised Tenancy: FA report and servicers system confirm property is let without lenders consent.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 350. A letter was sent to the borrower on this date and the amount of 350 was credited to the account.		1	1	222,422.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	7-Dec-06	222,422.00	360	7-Dec-36	4.12	3.75	IO	226,190.81	772.49	0.00	0.00	0.00																Freehold	Detached / Semi	230,000.00	17-Oct-06	96.71	Full	230,000.00	17-Oct-06	98.34	Full		N		Property sale.	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears were cleared in Oct14.		No ATP					24-Jun-14		FA confirmed property was rented.	Y	Arrangement	1-Sep-14				None		Arrangement relates to a promise to pay that the borrower made and did not honoured.	None			Y	SPO	13-Oct-14	Solicitors instructed in Jul14, hearing held on 09Sep14, possession order suspended after the borrower cleared the arrears in full.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
59	B	B	A	✗	✗	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Application form does not disclose the repayment vehicle. PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower paying by credit card. Payments due Sep and Nov16 and Feb, May and Jun17 were paid late, however within the due month. RISK.44 - Lending into Retirement Issue: Borrowers will be 71 and 76 respectively at loan term end. No evidence of lending into retirement assessment found.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 360. A letter was sent to the borrower on this date and the amount of 360 was credited to the account.		1	2	179,129.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	8-Dec-06	179,129.00	300	8-Dec-31	2	1.75	IO	180,275.31	298.80	0.00	0.00	0.00																Freehold	Detached / Semi	210,000.00	12-Sep-06	85.30	Full	210,000.00	12-Sep-06	85.85	Full		N		Exit strategy not disclosed in application form. Borrower has explained the lender he would likely sell the property once the end term approaches.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement, Concession	11-Sep-12	7-Jan-09			Payment holiday (Forbearance)	07-Jan-2009	Payment holiday in Feb09 instalment.	None				None	5-May-11	Sols instructed in Mar11, hearing due on 09May11, borrower cleared the arrears before the hearing.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
60	B	A	A	✗	✓	✓	✓	✓	✓
RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan application states repayment vehicle as sale of property.  Attempts to contact borrowers in February 2017 to establish current plans failed so it is not possible to confirm if a suitable repayment strategy exists

RISK.37 - Borrower no longer resides: Notes on file as far back as 2013 relate to the fact that borrowers are working in America and the property is being let.  Consent to let has been applied for but notes state that Irish tenancy process still not signed off which appears to indicate that the lender is developing a process but which is not currently ready.  A correspondence address is held for borrowers so no issue with whereabouts
											✓	✓	✓			1	2	117,629.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	12-Dec-06	117,629.00	300	12-Dec-31	2	1.75	IO	118,634.18	197.39	0.00	0.00	0.00																Freehold	Terraced	136,000.00	17-Oct-06	86.49	Full	136,000.00	17-Oct-06	87.23	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N											N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
61	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan set up initially on interest only with sale of property stated as the repayment strategy. Customer responded in January 2017 to interest only mailing stating it was still their intention to use this strategy. It is therefore not possible to confirm whether this repayment strategy is acceptable given the number of variables to consider	✓	✓	✓			1	2	156,599.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	13-Dec-06	156,599.00	300	13-Dec-31	2.25	2	IO	158,011.56	295.72	0.00	0.00	0.00																Freehold	Terraced	176,000.00	14-Nov-06	88.98	Full	176,000.00	14-Nov-06	89.78	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
62	B	A	A	✗	✓	✓	✓	✓	✓	RISK.62 - Other Charges: 2nd Charge dated 19th September 2007 registered in favour of G E Money. Amount unknown. The borrower was experiencing payment problems at the time but these are now historic and the account is currently performing and up to date	✓	✓	✓			1	1	164,601.50	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	14-Dec-06	164,601.50	360	14-Dec-36	2.87	2.5	IO	166,882.20	397.93	0.00	0.00	0.00																Freehold	Terraced	180,000.00	23-Oct-06	91.45	Full	180,000.00	23-Oct-06	92.71	Full		N		L&G ISA for 200.00 per month			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	4-Aug-09				None			None			N											N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
63	B	A	A	✗	✓	✓	✓	✓	✓
RISK.91 - App form incomplete/incorrect: Application form is on file but online application only.  No evidence of signed customer declaration on file

RISK.62 - Other Charges: 2nd Charge dated 19th September 2008 registered in favour of National Westminster.  Amount unknown.  This does not appear to have had a detrimental effect on borrower as account is well conducted and currently up to date

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan set up on interest only with repayment strategy given as sale of property.  Notes on file dated 31st October 2016 state borrower is still intending to sell property but may consider switching to repayment.  As neither of these have been progressed it is not possible to confirm whether the repayment strategy is suitable
											✓	✓	✓			1	1	234,629.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and multi debt	18-Dec-06	234,629.00	276	18-Dec-29	2.25	2	IO	234,908.61	440.35	0.00	0.00	0.00																Leasehold	Flat	260,000.00	2-Nov-06	90.24	Full	260,000.00	2-Nov-06	90.35	Full		N		Sale of property	Y	Y	Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
64	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower paying by credit card, usually some days after the due date. No late payments since Jan17.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 462. A letter was sent to the borrower on this date and the amount of 462 was credited to the account.		1	2	127,599.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Capital	19-Dec-06	127,599.00	240	19-Dec-26	2	1.75	IO	129,021.40	213.28	0.00	0.00	0.00																Freehold	Terraced	150,000.00	13-Sep-06	85.07	Full	150,000.00	13-Sep-06	86.01	Full		N		Land investment on application form, latest notes from 05Sep17 disclose borrower has another property that we will sell to repay this mortgage.	N		Paying	No Current Arrears	No Arrears in last 12 months
Borrower separated 6 years ago and moved out of the property. Latest notes confirm he has moved back and since then payments are maintained. Borrower has recently requested to remove his ex from the mortgage.
																																																																														No ATP								Y	Arrangement	2-Sep-14				None		Arrangement noted was a promise to pay that borrower made in Sep14 and failed.	None			Y	None	5-Nov-14	Case was passed to the solicitors in Jul14, however litigation did finally not take place.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
65	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment strategy on application form stated borrower would convert to repayment after a couple of years. This has not happened. Attempts to contact the borrower to establish current plans have failed. It is therefore not possible to establish if a suitable repayment plan exists	✓	✓	✓			1	1	130,725.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and multi debt	19-Dec-06	130,725.00	240	19-Dec-26	2.25	2	IO	130,929.81	245.03	0.00	0.00	0.00																Leasehold	Detached / Semi	150,000.00	7-Nov-06	87.15	Full	150,000.00	7-Nov-06	87.29	Full		N		Application form states that she will convert to repayment after 2 years	Y	Y	Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
66	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 558. A letter was sent to the borrower on this date and the amount of 558 was credited to the account.		1	1	139,979.37	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	20-Dec-06	139,979.37	300	20-Dec-31	2.82	2.45	IO	143,846.45	335.02	0.00	0.00	0.00																Freehold	Detached / Semi	162,500.00	29-Nov-06	86.14	Full	162,500.00	29-Nov-06	88.52	Full		N		ISA with Legal & General with a premium of 200.	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears caused by borrower being unemployed. No arrears since Dec14.		No ATP					27-Oct-14		Field counsellor advised arrears to be cleared by in Dec14.	Y	Arrangement	4-Dec-14				None		Arrangement refers to PTP honoured by the borrower to clear the arrears.	None			Y	None	13-Dec-12	Sols instructed in Apr12, hearing held in Jun12 was adjourned.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
67	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 80. A letter was sent to the borrower on this date and the amount of 80 was credited to the account.		1	2	279,629.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	2-Jan-07	279,629.00	240	2-Jan-27	2	1.75	IO	280,659.72	466.57	0.00	0.00	0.00																Freehold	Bungalow	310,000.00	13-Oct-06	90.20	Full	310,000.00	13-Oct-06	90.54	Full		N		Sale of property.	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears cleared in Dec14.		No ATP					20-Sep-13	155,000.00	Arrears were already cleared when the FA visited the borrower.	N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
68	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓			1	2	191,941.25	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	9-Jan-07	191,941.25	300	9-Jan-32	2.82	2.45	IO	191,867.61	450.93	0.00	0.00	0.00																Freehold	Detached / Semi	230,000.00	19-Dec-06	83.45	Full	230,000.00	19-Dec-06	83.42	Full		N		Investment ISA			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N											N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
69	B	A	A	✗	✓	✓	✓	✓	✓	RISK.62 - Other Charges: 2nd Charge dated 15th August 2007 registered in favour of Black Horse Ltd. Amount unknown. This charge does not appear to have had any detrimental effect on the loan performance and the account is currently well conducted and up to date RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan completed on interest only with sale of property stated as repayment plan. Attempts to contact the borrower to establish current plans have failed so it is not possible to confirm if a suitable plan exists	✓	✓	✓			1	1	103,654.00	PHL	N	Resi	Y	N	LIBOR	N	0	Y	Remortgage	Remortgage - Right to Buy	10-Jan-07	103,654.00	288	10-Jan-31	2.92	2.55	IO	104,763.98	254.31	0.00	0.00	0.00																Leasehold	Flat	120,000.00	17-Oct-06	86.38	Full	120,000.00	17-Oct-06	87.30	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
70	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower paying by card, usually some days after the due date, although within the due month during the last year.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 30Mar16, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 190. A letter was sent to the borrower on this date and the amount of 190 was credited to the account.		1	2	378,551.37	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	17-Jan-07	378,551.37	300	17-Jan-32	2.87	2.5	IO	380,217.61	902.71	0.00	0.00	0.00																Freehold	Detached / Semi	415,000.00	9-Jan-07	91.22	Full	415,000.00	9-Jan-07	91.62	Full		N		Sale of property according to application form.	N		Paying	No Current Arrears	No Arrears in last 12 months	Borrower has been paying late, however payments are made within the due month.		No ATP								Y	Arrangement, Concession	4-Apr-16	20-Feb-14			Temp reduced payment	20-Feb-2014	Reduced payment from 984 to 648 from March to May14 agreed.	None			Y	None	15-Aug-14	Solicitors were instructed and a hearing was due on 07Oct14, however borrowers cleared the arrears before and litigation stopped.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
71	A	B	A	✗	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower paying by credit cards. Payments due in Aug, Nov and Dec16 and Feb17 have been paid late, but within the month due.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 314. A letter was sent to the borrower on this date and the amount of 314 was credited to the account. RISK.30 - BKO / IVA Post-Completion: Borrower in IVA since 2011. Yearly reports being sent by the practitioner to the lender confirms agreement to be fully implemented.		1	2	90,822.91	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	19-Jan-07	90,822.91	240	19-Jan-27	3.12	2.75	IO	91,018.42	236.55	0.00	0.00	0.00																Freehold	Terraced	93,500.00	4-Dec-06	97.14	Full	93,500.00	4-Dec-06	97.35	Full		N		Pension lump sum.	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears, none occurred within the last 12 months.		ATP Completed	CMS + 190.50	3-Dec-14	3-Feb-15	ATP completed satisfactorily.				Y	Arrangement	3-Dec-14				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
72	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓			1	1	132,195.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	25-Jan-07	132,195.00	300	25-Jan-32	2.25	2	IO	133,994.86	250.77	0.00	0.00	0.00																Freehold	Detached / Semi	155,000.00	27-Nov-06	85.29	Full	155,000.00	27-Nov-06	86.45	Full		N		Endowment policy			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
73	A	C	A	✓	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Missed Jul16, Aug16, Sep16 and Oct16. Card payment of 400 in Nov16 as DDM was recalled unpaid. Made 2 payments in Dec16. Paid Jan17 and overpaid in Feb17 by 556.86. Made 2 payments in Mar17. Missed Apr17 as DDM was recalled unpaid. Paid May17 and overpaid Jun17 by 587.19. Missed Jul17 and Aug17 as DDMs were recalled unpaid and account was 2 MiA. No payment received for Sep17 as yet.

PAY.02 - Arrears likely to Increase: Have missed last 3 due payments with arrears increasing as a result. No up to date valuation on file so unsure if any potential shortfall.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 394 was refunded as a result of this back to the mortgage account on 19Oct15. INFO.10 - Borrower not cooperating: Borrowers are not taking calls and each time an Agent gets through the borrowers hang up. They are also not replying to arrears letters being sent and are not proactive in contacting the Servicer.		1	2	129,445.62	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	9-Feb-07	129,445.62	300	9-Feb-32	2.62	2.25	IO	132,531.10	287.19	0.00	587.19	587.19																Freehold	Detached / Semi	155,000.00	7-Nov-06	83.51	Full	155,000.00	7-Nov-06	85.50	Full		N	Interest Only mailing campaign letters sent Aug15 and Oct16.	Sale of property	N		Unknown	Increase	Unknown	Arrears commenced Mar12 and reached 4 MiA in Aug14 and 5 MiA in Oct16.		No ATP								Y	Arrangement	12-Nov-14				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
74	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Missed Jul16 as DDM recalled unpaid, Missed Aug16, Sep16 and Oct16 with account with account 4 MiA. Cleared arrears in Nov16 and no further problems. RISK.44 - Lending into Retirement Issue: First borrower will be aged 73 at loan term expiry date. Was a self employed kitchen and bathroom designer and builder. Second borrower was not employed.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 120 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	214,319.80	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Capital	15-Feb-07	214,319.80	240	15-Feb-27	2.87	2.5	IO	215,353.62	514.43	0.00	0.00	0.00																Leasehold	Flat	235,000.00	4-Jan-07	91.20	Full	235,000.00	4-Jan-07	91.64	Full		N		Sale of property. Interest Only mailing campaign letters sent Aug15, Oct16 and Jul17.			Paying	No Current Arrears	Reduced Income	Historic arrears never more than 2 MiA.		No ATP					14-Nov-16	230,000.00	Instruction cancelled by Servicer after one no contact visit as arrears were cleared.	Y	Arrangement	21-Apr-09				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
75	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Historic late payers, who stop paying for several months and then make a lump sum payment to clear arrears. Account was up to 6 months in arrears in Nov16, since then borrowers are usually paying late, but within the month due.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 854. A letter was sent to the borrower on this date and the amount of 854 was credited to the account.		1	2	133,743.20	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	16-Mar-07	133,743.20	300	16-Mar-32	3.12	2.75	IO	134,785.14	348.99	0.00	0.00	0.00																Freehold	Terraced	138,000.00	13-Dec-06	96.92	Full	138,000.00	13-Dec-06	97.67	Full		N		Property sale.	N		Paying	No Current Arrears	Financial Mismanagement	Historic late payer. No arrears as of the review date.		ATP Completed	380 per week	8-Dec-16	14-Jan-17	ATP agreed of 380 per week to clear the arrears completed correctly.	4-Sep-15		FA was instructed, however he finally did not visit the borrowers as the arrears were cleared at the time.	Y	Arrangement	8-Dec-16				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
76	B	A	A	✗	✓	✓	✓	✓	✓	RISK.34 - Sensitive - Deceased borrower: Borrower deceased 23rd June 2017. Death certificate registered 12th July 2017. Awaiting production of Grant of Probate from solicitors. Solicitors confirm that the intention will be to sell the property to redeem the account. Letter dated 13th July 2017 advises that lender has granted a grace period of 3 months from 1st August 2017. Account continues to receive payments and is currently up to date.	✓	✓	✓			1	1	96,478.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Home Improvements	29-Mar-07	96,478.00	300	29-Mar-32	2.25	2	IO	96,990.50	181.52	0.00	0.00	0.00																Leasehold	Detached / Semi	120,000.00	5-Feb-07	80.40	Full	120,000.00	5-Feb-07	80.83	Full		N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
77	B	A	A	✗	✓	✓	✓	✓	✓
RISK.91 - App form incomplete/incorrect: Electronic copy of application on file but not signed.  No evidence of a signed declaration on file

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Application form states other as repayment vehicle with no further details captured.  Interest only letter sent 30th January 2016.  Notes on file subsequently indicate that borrower is going to make overpayments which they are doing but there is no guarantee that these will continue if the account is not converted to repayment.  It is therefore not possible to confirm if a suitable repayment plan exists.
											✓	✓	✓			1	2	162,629.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	12-Apr-07	162,629.00	336	12-Apr-35	2.25	2	IO	157,953.16	301.84	0.00	0.00	0.00																Leasehold	Terraced	180,000.00	21-Mar-07	90.35	Full	180,000.00	21-Mar-07	87.75	Full		N		Unknown	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
78	B	A	A	✗	✓	✓	✓	✓	✓	RISK.91 - App form incomplete/incorrect: Electronic copy of application form on file but no signed declaration present RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Application form states sale of property. Customer responded to an interest only letter sent 30th January 2016 stating that they had a total of 300000 in savings and inheritance. It is not known if this is an expected inheritance or already received so it is not possible to state if a suitable repayment vehicle exists to repay the loan	✓	✓	✓			1	1	136,529.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	16-Apr-07	136,529.00	300	16-Apr-32	2.25	2	IO	136,893.03	256.19	0.00	0.00	0.00																Freehold	Detached / Semi	151,000.00	1-Mar-07	90.42	Full	151,000.00	1-Mar-07	90.66	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
79	B	A	A	✗	✓	✓	✓	✓	✓	RISK.44 - Lending into Retirement Issue: Borrower 1 will be 71 upon maturity. No evidence on file that income into retirement has been discussed and affordability assessed RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Application form states sale of property. However file note dated 1st September 2016 states that borrower has advised that he may let the property out in the future but doesn't know for certain what his repayment plans are. It is therefore not possible to confirm that a suitable repayment plan exists	✓	✓	✓			1	2	130,599.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	17-Apr-07	130,599.00	240	17-Apr-27	2.25	2	IO	130,846.12	244.88	0.00	0.00	0.00																Leasehold	Flat	170,000.00	15-Mar-07	76.82	Full	170,000.00	15-Mar-07	76.97	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
80	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No payments were made in July, August, October and November 2016 and February, May and June 2017. There is a credit balance on the account so the payments have been deducted from the credit balance. A credit balance remains on the account of 4018.40. There is no evidence that the servicer has contacted the borrower during this time.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 942. A letter was sent to the borrower on this date and the amount of 942 was credited to the account.		1	1	91,331.60	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	17-Apr-07	91,331.60	300	17-Apr-32	2.82	2.45	IO	88,352.91	205.50	0.00	0.00	0.00																Feudal	Terraced	100,000.00	20-Feb-07	91.33	Full	100,000.00	20-Feb-07	88.35	Full		N
The means of repayment at the application stage in 2007 was stated to be sale of property. The lender wrote to the borrower in February 2017 regarding his intentions with regards to the repayment of the loan at the end of the term but he has not responded.
																																																																							N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP					28-Aug-14		Field agent instructed but then cancelled by the servicer as the arrears were cleared in full and no appointment was made.	Y	Arrangement	19-Feb-16				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
81	A	B	A	✓	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: The direct debit was returned unpaid on 20th September 2016 but paid on representation on the 3rd October 2016. The direct debit was returned unpaid on the 21st October 2016 and no payments were made in November and December 2016 either so the account at that time was three months in arrears. A card payment was made on the 10th January 2017 to clear two months arrears and another on the 1st March to clear the other months arrears. Direct debits were maintained until 28th June 2017 although it is noted that that the payment due 31st July was paid on 2nd August 2017 by card after the direct debit was returned unpaid. The borrower stated that the reason for the arrears was due to his bank account being hacked.
											✓	✓	✓			1	2	293,225.00	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	19-Apr-07	293,225.00	240	19-Apr-27	2.62	2.25	IO	294,787.74	643.03	0.00	0.00	0.00																Freehold	Bungalow	325,000.00	13-Feb-07	90.22	Full	325,000.00	13-Feb-07	90.70	Full		N		The means of repayment at the application stage in 2007 was stated to be sale of property	N		Paying	No Current Arrears	Financial Mismanagement
There have been a number of returned direct debits since 2010 with payments made late by card. The borrowers have advised that the arrears are due to people not paying the principle borrower. The borrowers have maintained regular contact with the lender at all times and litigation has not been instructed. The account has been 3 months' in arrears in the last 12 months although it is now up to date.
																																																																														No ATP					26-May-10		A field agent was instructed but then cancelled as the borrower contacted the lender and advised that he would rather make an arrangement with the lender. 58.75 was debited to the account.	Y	Arrangement	8-Jun-10				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
82	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓			1	1	162,629.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	26-Apr-07	162,629.00	360	26-Apr-37	2.25	2	IO	164,853.29	309.06	0.00	0.00	0.00																Leasehold	Detached / Semi	180,000.00	12-Feb-07	90.35	Full	180,000.00	12-Feb-07	91.59	Full		N		Legal & General ISA	N		Paying	No Current Arrears	No Arrears in last 12 months	There have been no arrears on the account since April 2013.		No ATP								Y	Arrangement	28-Apr-10				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
83	B	A	A	✗	✓	✓	✓	✓	✓
RISK.37 - Borrower no longer resides: Borrower rang the lender on the 23rd June 2017 to pay the arrears balance which had been outstanding since 2013. He advised that he did not know that he had to advise if he moved from the property. The property is currently tenanted. The lender advised that they did not offer BTL mortgages and advised the borrower to seek further advice. He has provided a correspondence address.

RISK.66 - Unauthorised Tenancy: The borrower advised on the 23rd June 2017 that he no longer resides at the property and that the property was let. The lender advised that they do not offer BTL mortgages and he was advised to seek further advice regarding obtaining a BTL mortgage. There is no evidence on the system that the lender has formally approved or recognised the tenancy.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: The lender stated on the mortgage offer dated 6th March 2007 that they were not aware of the means of the repayment of the capital balance at the end of the term and it appears from the system notes that they are still not aware. No letters asking the borrower to confirm the repayment strategy have been sent to date. The term of the loan does note end until 2032 and in any event, the property is now let.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 40. A letter was sent to the borrower on this date and the amount of 40 was credited to the account.		1	1	165,599.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	26-Apr-07	165,599.00	300	26-Apr-32	2.25	2	IO	168,464.18	314.90	0.00	345.02	345.02																Freehold	Detached / Semi	195,000.00	5-Feb-07	84.92	Full	195,000.00	5-Feb-07	86.39	Full		N		Unknown	N		Paying	No Current Arrears	No Arrears in last 12 months
The account had been one month in arrears since 3rd December 2013 when the direct debit was returned unpaid. This payment was not made until 23rd June 2017 when the borrower made a payment of this sum by card in addition to the direct debit payment due for the month. He stated that he did not know that the account was in arrears. Numerous letters had been sent but the borrower was no longer living at the mortgaged property which has been let without consent.
																																																																														No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
84	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓			1	2	176,941.25	PHL	N	Resi	N	N	LIBOR	N	0	N	Remortgage	Refinance and multi debt	30-Apr-07	176,941.25	300	30-Apr-32	2.87	2.5	IO	177,309.96	423.05	0.00	0.00	0.00																Leasehold	Detached / Semi	210,000.00	2-Feb-07	84.26	Full	210,000.00	2-Feb-07	84.43	Full		N		Repayment vehicle stated as sale of property on application form. Recent attempts to contact borrower to establish current plans have failed.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
85	B	A	A	✗	✓	✓	✓	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: The mortgage was converted from repayment to interest only on the 1st April 2009 at the borrowers request. There is no indication on the system that the means of repayment at the end of the term was requested by the lender or provided by the borrower. The borrower advised on the 10th November 2016 that he would make overpayments or sell the property to repay the mortgage at the end of the term.	✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 158.  A letter was sent to the borrower on this date and the amount of 158 was credited to the account.

INFO.41 - Remediation - Repayment at origination and only interest collected: On the 7th July 2016 the lender wrote to the borrower and advised the mortgage had been set up on a repayment basis but that the first payment was made up of interest only. As a result the capital balance was higher than it should be increasing the interest amount payable on the mortgage. The mortgage balance was reduced by 120.53 to take into account the capital not taken from the first mortgage payment and by 47.87 for the overcharged interest. The loan had been later switched to interest only so overpaid interest was refunded by cheque made up of interest at 8% per annum, less tax at 20% and with a goodwill gesture of 5. The overcharged interest was credited to the mortgage account.

INFO.60 - Complaints not upheld in system: The borrower made a complaint on 11th February 2016 stating that the lender was at fault when DDs were returned as there were funds in his account. He tried to make a payment by card which was declined which he again stated was the lenders fault and that they were trying to put his credit report at risk. Complaint not upheld.
																1	1	135,680.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	30-Apr-07	135,680.00	360	30-Apr-37	2.82	2.45	IO	134,097.59	314.33	0.00	0.00	0.00																Leasehold	Flat	150,000.00	14-Feb-07	90.45	Full	150,000.00	14-Feb-07	89.40	Full		N		Unknown	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement, Switch to IO	15-Mar-16		1-Mar-09		Permanent switch to Interest only	01-Mar-2009
The mortgage was converted from repayment to interest only on the 1st March 2009 at the borrowers request. There is no indication on the system that the means of repayment at the end of the term was requested by the lender or provided by the borrower.
																																																																																																		N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
86	B	B	A	✗	✗	✓	✓	✓	✓
RISK.37 - Borrower no longer resides: Principle borrower advised on 2nd August 2011 that he had split from the other borrower and was no longer residing at the mortgaged property. He provided a correspondence address so his whereabouts is known. The secondary borrower still resides.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments made just under the CMS by card payment but no payment made in 6th December 2016. Three card payments made in January 2017 totalling the December 2016 and January 2017 and card payments of just over the CMS have been made since. No other issues in the last 12 months.
											✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 436. A letter was sent to the borrower on this date and the amount of 436 was credited to the account.

INFO.42 - Remediation - Discount rate end date issue: On 5th October 2016 the lender wrote to the borrowers and advised that the initial discount rate had ended too soon and that they did not maintain the discounted rate for as long as they should have done. As such the lender overcharged interest from the date of the error until the end of the discounted period. Only one payment was affected. The lender refunded the over charged interest with 8% interest added and 20% tax deducted. A cheque for 47.96 was sent to the borrowers.
																1	2	89,307.80	PHL	N	Resi	N	Y	BBR	N	0	N	Purchase	Purchase	10-May-07	89,307.80	300	10-May-32	2.25	2	IO	91,234.76	169.71	0.00	0.00	0.00																Freehold	Terraced	92,000.00	22-Jan-07	97.07	Full	92,000.00	22-Jan-07	99.17	Full		N		Method of repayment at inception was stated to be sale of property. The borrowers have not responded to the lender's letter of 31st March 2017 asking them how they intend to repay the mortgage at the end of the term.	N		Paying	No Current Arrears	No Arrears in last 12 months	The account has been problematic since the borrowers split in August 2011. The secondary borrower has been out of work and she has advised that the principle borrower works abroad. There was a hearing date set in 2012 but the arrears were cleared in full by a third party and the hearing was cancelled. There have been missed payments since but the account is currently up to date. Appears the secondary borrower pays by bank card.		No ATP					13-Feb-12	70,000.00
Field agent met with secondary borrower who was still resident. She advised principle borrower now lives abroad. Borrowers mother agreed to pay 250 per month to cover CMS and help clear the arrears. The property was confirmed as in good condition at the time.
																																																																																						Y	Arrangement	24-Apr-15				None			None			Y	Adjourned	16-Oct-12	Hearing date set for 16th October 2012 but then adjourned on receipt of 450 paid by a third party.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
87	B	B	A	✗	✗	✓	✓	✓	✓
RISK.61 - Ground Rent Debited: Service charge debited to the account in the following sums:
187.14 on the 22nd May 2009
3190.50 on the 3rd July 2013
831.00 on the 11th February 2014
2594.96 on the 1st September 2014
1327.63 on 7th March 2016
2525.74 on the 27th July 2016

PAY.03 - New arrears >1mth in past 12mths: DD Recalls / Late or partial payments No B Direct debits unpaid 2nd November 2016. Payment made by card 11th November 2016. Direct debits unpaid on 3rd May 2017 and on representation on 16th May 2017. Payment made by card on 24th May 2017. No payment made in July 2017 or August 2017. Paid by card on 4th August so technically the account was up to date on the cut off point of 30th June 2017.

RISK.32 - Vulnerability - severe or long term illness: Borrower advised on 13th February 2014 that he had been diagnosed with cancer and wished the lender to take the keys. He gave permission for the lender to note his illness on his file.

RISK.62 - Other Charges: Interim charging order in favour of Anglian Water dated 18th June 2015.

RISK.31 - Vulnerability - mental health: Notes in file suggest the borrower was seeking help from a mental health professional.
											✗	✓	✓	INFO.60 - Complaints not upheld in system: There are numerous calls from the borrower asking questions about the fact that his mortgage has been securitised at some stage. There are very specific notes on the system confirming that his complaint was not upheld by FOS and that no further communication should be entered into with regards to this. However this specific course of action has not been complied with as numerous members of staff have further conversations with the borrower about the same issue and either tried to resolve the issue again or pass the call on to someone they feel can.		1	1	118,320.80	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	11-May-07	118,320.80	300	11-May-32	3.12	2.75	IO	133,079.85	344.73	0.00	0.00	0.00																Leasehold	Flat	122,000.00	10-Jan-07	96.98	Full	122,000.00	10-Jan-07	109.08	Full		N		Sale of property	N		Paying	No Current Arrears	Ill Health
Borrower has had cancer and appears to have some mental health issues judging by the notes on the case. He is not in employment. He has had DWP assistance but this has now ceased. It is not clear how payments are to be maintained ongoing. The borrower has already advised that he has borrowed from friends and relatives and that they need to be paid back
																																																																														No ATP								Y	Arrangement	19-May-16				None						N											N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
88	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓
It is noted on the application form that the borrower has ticked to state that she has been previously bankrupt but no further details were captured.  It is therefore assumed that she was discharged prior to the application and Park File Maintenance screen confirms that no bankruptcy has been registered post completion. Arrangement dated 28th January 2009 was in respect of a technical error on the part of the lender where the incorrect amount of direct debit payment was collected resulting in a small arrears balance of 14.87.  The arrangement was to include the arrears in the next payment collected.
																1	1	138,225.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	1-Jun-07	138,225.00	300	1-Jun-32	2.82	2.45	IO	138,744.87	326.08	0.00	0.00	0.00																Freehold	Terraced	160,000.00	18-Apr-07	86.39	Full	160,000.00	18-Apr-07	86.72	Full		N		Application form states sale of property as repayment vehicle. Attempts to contact borrower in February 2017 to establish current plans failed.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	28-Jan-09				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
89	B	A	A	✗	✓	✓	✓	✓	✓
RISK.33 - Vulnerability - physical health: Borrower advised on 5th December 2012 that he had had two bowel operations, pneumonia, a heart valve operation and that he was suffering from depression. Payments continue to be supported by the DWP.

RISK.44 - Lending into Retirement Issue: The term takes the sole borrower to age 72. There is no evidence that lending past normal retirement age has been properly assessed or details of pension income requested or provided. The loan is on a self-cert basis.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: The means of repayment at inception was stated to be sale of property. In 2016 the borrower advised that he has no means of repaying the mortgage except to suggest that his sons take on the mortgage in the future.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 40. A letter was sent to the borrower on this date and the amount of 40 was credited to the account.		1	1	120,248.60	PHL	N	Resi	N	N	LIBOR	N	0	N	Purchase	Purchase	13-Jun-07	120,248.60	240	13-Jun-27	2.87	2.5	IO	119,053.24	284.19	0.00	0.00	0.00																Freehold	Terraced	124,000.00	16-Feb-07	96.97	Full	124,000.00	16-Feb-07	96.01	Full		N		Sale of property.	N		Paying	No Current Arrears	No Arrears in last 12 months	The account has historically been in arrears due to the borrower being ill. Payments are now made by the DWP with the borrower making up the shortfall on a monthly basis.		No ATP								Y	Arrangement	27-Jul-13				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
90	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓		It is noted that a Consent to Let application was received on 10th July 2017. There is a note to say that there is no process currently in place for Irish tenancies so it is assumed that the lender is deferring any decision for the time being. It is not clear whether the property is now tenanted.	1	1	123,695.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Capital	19-Jun-07	123,695.00	288	19-Jun-31	2.82	2.45	IO	125,385.90	293.97	0.00	0.00	0.00																Freehold	Terraced	150,000.00	23-Feb-07	82.46	Full	150,000.00	23-Feb-07	83.59	Full		N
Application form stated sale of property as repayment vehicle. Interest only letter sent 30th January 2017 has so far not been responded to so it is not possible to confirm whether a suitable repayment plan exists.
																																																																							N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
91	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓			1	1	165,695.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Capital	25-Jun-07	165,695.00	300	25-Jun-32	2.82	2.45	IO	166,329.55	389.75	0.00	0.00	0.00																Freehold	Terraced	195,000.00	3-May-07	84.97	Full	195,000.00	3-May-07	85.30	Full		N		Endowment with Standard Life 50.00 per month premium.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	LBW								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
92	B	A	A	✗	✓	✓	✓	✓	✓	RISK.91 - App form incomplete/incorrect: Electronic copy only of application form on file which is not signed. No evidence of signed customer declaration on file RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property on application form. Attempts to contact borrower in February 2017 failed so it is not possible to confirm if a suitable repayment plan still exists	✓	✓	✓			1	1	180,725.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and multi debt	27-Jun-07	180,725.00	300	27-Jun-32	2.25	2	IO	181,043.67	338.82	0.00	0.00	0.00																Leasehold	Flat	200,000.00	21-May-07	90.36	Full	200,000.00	21-May-07	90.52	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
93	B	A	A	✗	✓	✓	✓	✓	✓	RISK.62 - Other Charges: Interim Charging Order in favour of HFC dated 15th January 2008.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 516. A letter was sent to the borrower on this date and the amount of 516 was credited to the account.		1	1	176,195.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Capital	27-Jun-07	176,195.00	180	27-Jun-22	2.82	2.45	IO	179,505.97	420.29	0.00	0.00	0.00																Freehold	Terraced	195,000.00	22-May-07	90.36	Full	195,000.00	22-May-07	92.05	Full		N		Means of repayment at inception stated to be sale of property. Borrower has confirmed in August 2017 that this is still his only option	N		Paying	No Current Arrears	No Arrears in last 12 months	Payments have been erratic up until last year with a period of litigation in 2013 where the arrears were cleared in full by the borrowers son prior to the hearing. Payments have been made by third parties.		No ATP					16-Nov-11	165,000.00	Field agent met with borrower. 3 adults and 1 child in house and disposable income of only 64. Arrears due to borrowers diabetes.	N	None					None			None			Y	Withdrawn	22-Oct-13	Litigation commenced 30th September 2013 as the account was three months plus in arrears and an income and expenditure form had not been returned. Arrears cleared in full by son, prior to hearing.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
94	B	A	A	✗	✓	✓	✓	✓	✓	RISK.62 - Other Charges: Charging order in favour of Lombard North Central plc dated 7th February 2012.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 40. A letter was sent to the borrower on this date and the amount of 40 was credited to the account.		1	1	111,573.50	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	28-Jun-07	111,573.50	300	28-Jun-32	2.82	2.45	IO	111,683.74	261.81	0.00	0.00	0.00																Leasehold	Flat	115,000.00	8-May-07	97.02	Full	115,000.00	8-May-07	97.12	Full		N		Repayment method at inception stated to be sale of property. No current means of repayment noted. The borrower has not responded to the lenders letter of 31st March 2017.	N		Paying	No Current Arrears	No Arrears in last 12 months	The account has been in arrears historically whilst the borrower was in prison. Borrower has now been released an payments are being maintained by standing order.		No ATP								Y	Arrangement, Concession	17-Oct-14	26-Aug-14			Payment holiday (Forbearance)	26-Aug-2014	1 month payment holiday given to borrower when Lender realised he was in prison.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
95	A	B	A	✗	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments in the last 12 months made by debit card. Over and under payments made during the year but the account is currently up to date.	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Borrower was declared bankrupt on 17th June 2011. She was self-employed at the time of application. INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 504. A letter was sent to the borrower on this date and the amount of 504 was credited to the account.		1	1	152,057.30	PHL	N	Resi	N	Y	BBR	N	0	N	Purchase	Purchase	28-Jun-07	152,057.30	300	28-Jun-32	2.25	2	IO	152,935.58	286.42	0.00	0.00	0.00																Feudal	Terraced	157,000.00	18-May-07	96.85	Full	157,000.00	18-May-07	97.41	Full		N		Method of repayment at inception was stated to be sale of property. The borrower has not responded to the lender's interest only repayment method enquiry letter of 31st March 2017	N		Paying	No Current Arrears	No Arrears in last 12 months	Account went into arrears following the borrower being made bankrupt. The arrears were cleared when the field agent was instructed in 2014 and payments have been made on the whole since.		No ATP					8-Apr-14	125,000.00	Instruction cancelled by lender on 16th May 2014 as account brought up to date.	Y	Arrangement	24-Aug-15				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
96	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓			1	2	140,195.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	29-Jun-07	140,195.00	300	29-Jun-32	2.82	2.45	IO	140,507.97	329.42	0.00	0.00	0.00																Leasehold	Flat	155,000.00	30-Apr-07	90.45	Full	155,000.00	30-Apr-07	90.65	Full		N		Repayment vehicle stated as sale of property on application form. Interest only mailing 12th December 2016 has not had a response so it is not possible to establish if a suitable repayment plan exists	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
97	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property on application form. Interest only mailing dated 24th February 2017 failed to get a response so it is not possible to confirm if a suitable repayment plan exists	✓	✓	✓			1	1	189,695.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	6-Jul-07	189,695.00	300	6-Jul-32	2.25	2	IO	189,741.25	355.67	0.00	0.00	0.00																Freehold	Detached / Semi	210,000.00	23-May-07	90.33	Full	210,000.00	23-May-07	90.35	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
98	A	A	A	✗	✓	✓	✓	✓	✓		✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: Sole borrower declared bankrupt 28th September 2012. The borrower was a self-employed beautician at the time of application.		1	1	147,689.75	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	10-Jul-07	147,689.75	300	10-Jul-32	2.82	2.45	IO	149,814.06	350.38	0.00	0.00	0.00																Feudal	Terraced	152,500.00	23-May-07	96.85	Full	152,500.00	23-May-07	98.24	Full		N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	History of missed payments from 2012 to April 2016. RFA various issues with financial mis-management.		No ATP					1-Mar-16		Instruction cancelled by the lender following contact by the borrower.	N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
99	B	A	A	✗	✓	✓	✓	✓	✓	RISK.37 - Borrower no longer resides: Principal borrower advised on 5th August 2011 that the borrowers had split up. The second borrower does not reside at the mortgaged property and she gave a correspondence address on 6th June 2017 which has not yet been substantiated.	✗	✓	✓	RISK.30 - BKO / IVA Post-Completion: Second borrower entered into an IVA on 18th August 2009. She stated in June 2017 that she is currently paying 130 per month. INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 40. A letter was sent to the borrower on this date and the amount of 40 was credited to the account.		1	2	154,917.93	PHL	N	Resi	N	N	LIBOR	N	0	N	Remortgage	Refinance and multi debt	16-Jul-07	154,917.93	276	16-Jul-30	2.62	2.25	IO	155,288.37	338.24	0.00	0.00	0.00																Freehold	Detached / Semi	160,000.00	18-Jun-07	96.82	Full	160,000.00	18-Jun-07	97.06	Full		N		Method of repayment at inception was stated to be sale of property. The borrower has not responded to the lender's interest only repayment method enquiry letter of 12th December 2016	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears due to one borrower losing her job and marital split. Payments have been maintained by direct debit for the last 12 months.		No ATP								Y	Arrangement, Concession	5-May-16	3-Aug-15			Payment holiday (Forbearance)	03-Aug-2015	1 month payment holiday given to borrower due to unemployment.	None			N											N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
100	B	A	A	✗	✓	✓	✓	✓	✓	RISK.44 - Lending into Retirement Issue: Both borrowers will be in excess of 70 when the loan matures. Whilst it is stated on the application form that borrower 1 will remain in self employment beyond normal retirement age there is no evidence that a formal assessment of affordability beyond retirement has taken place.	✓	✓	✓			1	2	128,225.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	23-Jul-07	128,225.00	204	23-Jul-24	3.32	2.95	IO	128,381.10	355.05	0.00	0.00	0.00																Freehold	Terraced	150,000.00	16-Apr-07	85.48	Full	150,000.00	16-Apr-07	85.59	Full		N
Repayment vehicle stated as sale of property on application form. Interest only letter dated 29th December 2015 failed to get a response so it is not possible to confirm if a suitable repayment plan exists.
																																																																							N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
101	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1254. A letter was sent to the borrower on this date and the amount of 1254 was credited to the account.		1	1	189,725.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	25-Jul-07	189,725.00	300	25-Jul-32	2.82	2.45	IO	193,580.53	452.00	0.00	0.00	0.00																Freehold	Detached / Semi	210,000.00	5-Jun-07	90.35	Full	210,000.00	5-Jun-07	92.18	Full		N		Method of repayment at inception was stated to be sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Payments erratic since 2008 - 2015 when a warrant for eviction was obtained as the account was 14 months in arrears. The arrears were cleared in full and payments have been maintained since.		No ATP					11-Mar-15		Borrower declined to be interviewed stating that he would clear all arrears by close of business that day.	Y	Arrangement	1-Sep-14				None			None			Y	Eviction cancelled	18-May-15	The planned eviction was cancelled on 18th May 2015 with funds that the borrower had received in respect of a self-employed contract.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
102	C	B	A	✗	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit returned unpaid on 2nd March 2017 and again on representation on 15th March 2017. Paid by card on 22nd March 2017. No other issues in the last 12 months. RISK.64 - Property Abandoned / Empty: A field agent advised on the 23rd July 2008 that the property had not been inhabited for several months. It is not known if this is still the case 9 years on. There are no further notes on this on the lenders system and the borrower does not appear to have been asked.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 10th November 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 466.75. A letter was sent to the borrower on this date and the amount of 466.75 was credited to the account.		1	1	165,695.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	27-Jul-07	165,695.00	240	27-Jul-27	2.82	2.45	IO	168,307.76	394.60	0.00	0.00	0.00																Leasehold	Terraced	200,000.00	7-Jun-07	82.85	Full	200,000.00	7-Jun-07	84.15	Full		N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	There have been missed payments on the account from 2008 to 2014 but there has been no litigation action. Payments have been made since then and the account is currently up to date.		No ATP					23-Jul-08
A field agent visited the property and found it to be unoccupied and only partly furnished. A neighbour confirmed that the property had been unoccupied for several months but did not know the whereabouts of the borrower.
																																																																																						N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
103	B	A	A	✗	✓	✓	✓	✓	✓
RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan currently on interest only. The original repayment vehicle was the sale of the property. A file note dated 21st January 2015 advises that the borrower says that she is in negative equity and does not have a repayment vehicle. A number of options were discussed with the borrower and an income and expenditure form was to be completed to consider further. The borrower also enquired about a possible shortfall sale and a letter was sent 22nd January 2015 outlining the lenders requirements. There are no further notes on file with the outcome but as the loan is still active it is assumed the sale did not go ahead.
											✓	✓	✓			1	1	196,225.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	27-Jul-07	196,225.00	300	27-Jul-32	2.82	2.45	IO	196,379.16	461.38	0.00	0.00	0.00																Freehold	Terraced	235,000.00	16-Jul-07	83.50	Full	235,000.00	16-Jul-07	83.57	Full		N		Sale of property.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Concession		27-Feb-14			Payment holiday (Forbearance)	27-Feb-2014
Concession agreed for 3 months for nil repayments.  It is not clear from the notes why the concession was necessary but account is currently up to date and performing.  There is a diary note dated 7th March 2014 which states that the borrower no longer required the concession and full direct debit payments resumed with effect from March 2014 payment.
																																																																																															None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
104	C	B	A	✗	✗	✓	✓	✓	✓
RISK.37 - Borrower no longer resides: The field agent report of 26th August 2016 indicated that the borrowers are no longer resident as their letters had been returned marked gone away. In addition the secondary borrowers debit card was registered at another address  in December 2016 although she has stated that she is still resident. The field agent report and the debit card address would indicate otherwise.

PAY.03 - New arrears >1mth in past 12mths: The direct debit was returned unpaid on 2nd June 2016 and again on representation on the 15th June 2016. The direct debit due 1st July was also returned unpaid. No payments were made between August and December either so the account has been 7 months in arrears in the last 12 months. The arrears were cleared in full by bank card on the 14th December 2017 and have been maintained by direct debit since.

RISK.36 - Borrower whereabouts unknown: The field agent report of August 2016 indicated that the borrowers no longer resided at the property. The secondary borrowers debit card is registered to another address. This has been noted by the lender but there is no note of the alternative address on the system. The borrower has stated that she still resides but this does not appear to the case.

RISK.44 - Lending into Retirement Issue: The term takes the principal borrower to age 69. His stated age of retirement on the application form is 65. There is no evidence on file as to how the borrower plans to meet the mortgage payments post retirement.
											✓	✓	✓			1	2	97,115.00	PHL	N	Resi	N	N	LIBOR	N	0	N	Remortgage	Refinance and multi debt	6-Aug-07	97,115.00	216	6-Aug-25	2.62	2.25	IO	99,270.72	214.24	0.00	0.00	0.00																Freehold	Terraced	100,000.00	3-Jul-07	97.12	Full	100,000.00	3-Jul-07	99.27	Full		N		Method of repayment at inception was stated to be sale of property.	N		Paying	No Current Arrears	Financial Mismanagement
The account has been in arrears since October 2015 and as the lender was not able to contact the borrowers the case went to litigation in November 2016. Arrears cleared in full in December 2016 and payments have been maintained since.
																																																																														No ATP					26-Aug-16		The field agent advised that his letters to the borrowers at the mortgaged property had been returned marked gone away.	N	None					None			None			Y	Withdrawn	13-Dec-16
Solicitors instructed on 18th November 2016. Joint borrower rang and cleared all arrears when she was advised of the hearing date on the 13th December 2016. Source of funds stated to be funds they had as the direct debits had not been going through.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
105	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property on application form. Loan is due to mature in less than 3 years time. The interest only letter was sent correctly on 15th August 2016 However, it is clear from the notes that the customer has lodged a complaint dated 11th September 2017 which relates to dissatisfaction around the maturity of his mortgage. It is not known whether the lender has been at fault because the notes on file do not provide this level of detail. The complaint has not yet been resolved.	✓	✓	✓			1	1	225,725.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Capital	8-Aug-07	225,725.00	156	8-Aug-20	2.25	2	IO	226,176.10	423.29	0.00	0.00	0.00																Leasehold	Bungalow	250,000.00	5-Jul-07	90.29	Full	250,000.00	5-Jul-07	90.47	Full		Y
Interest only letter sent 15th August 2016.  Notes on file dated 11th September 2017 indicate customer has made a complaint around the arrangements for the end of term on his mortgage which has not yet been resolved.
																																																																						Application form stated sale of property, however borrower does not appear to have a repayment vehicle at the moment.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
106	B	A	A	✗	✓	✓	✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: Both borrowers went into IVA as per the minutes of the meeting of creditors held on 19Mar15. In any event it does not appear to have had a detrimental effect on the conduct of the loan which is currently up to date and performing. It is noted that the IVA is NOT recorded on the system.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 40. A letter was sent to the borrower on this date and the amount of 40 was credited to the account.		1	2	180,695.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	9-Aug-07	180,695.00	300	9-Aug-32	2.82	2.45	IO	181,272.69	425.82	0.00	0.00	0.00																Leasehold	Detached / Semi	220,000.00	18-May-07	82.13	Full	220,000.00	18-May-07	82.40	Full		N
Repayment vehicle stated as sale of property on application form. The latest interest only letter dated 12th December 2016 has not been responded to so it is not possible to establish if a suitable repayment plan exists.
																																																																							N		Paying	No Current Arrears	No Arrears in last 12 months			ATP Completed	CMS + 100	1-Jun-09	1-Mar-10	DD due in May09, ATP was agreed with the borrower to pay CMS + 100 for 9 months completed successfully.				Y	Arrangement	8-May-09				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
107	B	A	A	✗	✓	✓	✓	✓	✓	RISK.66 - Unauthorised Tenancy: The field agent report of the 23rd March 2016 indicates that the property is tenanted by a person other than the sole borrower. The borrower no longer resides. She has since provided a correspondence address. RISK.37 - Borrower no longer resides: A field agent report dated 23rd March 2016 stated that the property was tenanted. The borrower has since provided a correspondence address which confirms she is no longer resident. Her debit card is registered at another address as at December 2016.	✓	✓	✓			1	1	84,875.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	10-Aug-07	84,875.00	300	10-Aug-32	2.82	2.45	IO	85,735.72	200.36	0.00	0.00	0.00																Freehold	Terraced	93,500.00	15-May-07	90.78	Full	93,500.00	15-May-07	91.70	Full		N
Method of repayment at inception was stated to be sale of property. The borrower has not responded to the lender's letter of 30th January 2017 asking how she intends to repay the mortgage at the end of the term. It appears that the property is currently let
																																																																							N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP					23-Mar-16		Field agent visited the property and advised that the property is tenanted at a rate of 500 pm. The tenant provided an invoice.	N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
108	B	B	A	✗	✗	✓	✓	✓	✓
RISK.66 - Unauthorised Tenancy: The borrower advised the field agent on the 24th September 2014 that the property was let rent free to his employees who lived at the property in lieu of wages. He advised the agent that he lived elsewhere and had another mortgage on the other property.

RISK.37 - Borrower no longer resides: The borrower advised the field agent on the 24th September 2014 that he lets the property and lives at another address where he has another mortgage.

PAY.03 - New arrears >1mth in past 12mths: No payments made in June and July 2016. 350 made by card in August 2016 and 380 paid by card in September 2016. No payment made in October 2016. Two payments of 360 made in November 2017 and 1890 paid in January 2017. Card payments in excess of the CMI have been made monthly to date since although it is noted that a card payment of less than CMI has been made in August 2017 which is after the cut off date. The account was 30.42 in credit as at 13th June 2017.

RISK.73 - Adverse Valuer Comments: The property was tenanted at the time of application. The valuer assumed full vacant possession at completion. As the property is still tenanted it is not known if this was achieved. The borrower was the contact for the valuation report and it appears from the application that this was a private sale.
											✓	✓	✓			1	1	122,225.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	15-Aug-07	122,225.00	300	15-Aug-32	2.25	2	IO	123,920.20	229.18	0.00	5.40	36.22																Freehold	Detached / Semi	135,000.00	15-May-07	90.54	Full	135,000.00	15-May-07	91.79	Full		N		Method of repayment at inception was stated to be sale of property. The borrower has not responded to the lender's interest only repayment method enquiry letter of 12th December 2016.	N		Paying	No Current Arrears	Reduced Income
Arrears arose due to downturn in earnings. It has transpired that the property is let to employees rent free and that the borrower has another mortgage on another property. There was a SPO in place which stated that all arrears needed to be cleared by 31st December 2016 and this was achieved a week after this and payments maintained since.
																																																																														No ATP					24-Sep-14
The field agent met with the borrower at his restaurant. The property is let rent free to his staff. He has another mortgage with TMB. Neighbours confirmed that the property was tenanted. Borrower proposed making payments of 300. Reason for arrears was that business was slow during the summer months.
																																																																																						Y	Arrangement	25-Aug-16				None			None			Y	SPO	25-Aug-16	SPO obtained on 25th August 2016. CMS + 100 wef plus the entire arrears outstanding by 31st December 2016.	CMS + 100	25-Aug-16	31-Dec-16	1,890 cleared by the borrower in January 2017	Payment of CMS + 100 and all arrears to be cleared by 31st December 2016.	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓
109	B	B	A	✗	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: No payments were received in August, September and October 2016 and February and March 2017. As the account was in credit no arrears accrued as a result. Borrower has been in receipt of DWP payments since 2009 and the latest MI12R letter was sent 23rd August 2016. DWP payments ceased July 2016. It would appear payments are now being made by Standing Order directly from the borrower. RISK.03 - Third Party Payments: DWP payments previously paid up until July16. Customer is now paying by standing order.	✓	✓	✓			1	1	114,575.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	23-Aug-07	114,575.00	360	23-Aug-37	2.82	2.45	IO	113,042.57	263.65	0.00	0.00	0.00																Leasehold	Terraced	126,500.00	30-May-07	90.57	Full	126,500.00	30-May-07	89.36	Full		N		ISA	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	11-Dec-09				None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
110	B	B	A	✗	✗	✓	✓	✓	✓
RISK.62 - Other Charges: Interim charging order in favour of Capquest Investments Limited against second borrower dated 21st March 2016.

RISK.33 - Vulnerability - physical health: Second borrower diagnosed with breast cancer as advised on 8th November 2016. Not working during 2016 but expected to return to work at the end of November 2016.

PAY.03 - New arrears >1mth in past 12mths: Erratic payments with a history of overpayments, underpayments and missed payments. However no more than two months payments have been missed and the arranged overpayments were made with effect from 1st February 2017 and the account is now up to date. Reason for these arrears not known. Borrowers have given numerous reasons for arrears over the years. Current reason stated to be Mrs not working due to her having breast cancer.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 598. A letter was sent to the borrower on this date and the amount of 598 was credited to the account.		1	2	203,225.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Capital	3-Sep-07	203,225.00	300	3-Sep-32	2.25	2	IO	207,753.18	386.87	0.00	0.00	54.96																Freehold	Detached / Semi	225,000.00	11-Jul-07	90.32	Full	225,000.00	11-Jul-07	92.33	Full		N		Sale of property	N		Paying	No Current Arrears	Ill Health
The account has been in and out of arrears continually since 2008 with numerous reasons given for the arrears. Appears to be financial miss-management rather than anything else. No arrears as of the cut-off date.
																																																																														ATP Completed	CMS + 273.71	1-Mar-17	1-May-17	ATP agreed with the borrower was correctly honoured.	23-Jul-10		2nd field agent visit. Arrears stated to be due to one borrower out of work. CMS + 100 proposed.	Y	Arrangement	9-Feb-17				None			None			Y	Adjourned	8-Feb-12
Litigation commenced 25th November 2011 following the account being problematic since 2008. There had been numerous reasons for the arrears but the ligation was cancelled following the borrowers coming to an arrangement to make overpayments with the lender.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
111	B	B	A	✗	✗	✓	✓	✓	✓
RISK.31 - Vulnerability - mental health: The borrower advised a field agent on the 16th April 2013 that he was suffering from alcohol addiction, anxiety and depression and that this was likely to be a long-term condition. He was receiving GP support at the time. There is no evidence of medical evidence being supplied.

RISK.62 - Other Charges: Interim charging order in favour of Cabot Financial dated 1st February 2017.

PAY.03 - New arrears >1mth in past 12mths: The borrower pays by BGC. No payment was made in March 2017 but a payment  of the CMS was received in April and the equivalent of two payments were made in May 2017. No payments made in June or July 2017 but two payments made in August 2017 prior to the August payment being due so the account was up to date at the end of the scope. The reason for the non-payment issues are not known but assumed to be as before due to illness and unemployment.
											✓	✗	✓	MISS.05 - KYC Missing: There is no evidence of KYC documents in the paper file provided.		1	1	167,225.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Capital	11-Sep-07	167,225.00	204	11-Sep-24	2.25	2	IO	168,726.47	313.70	0.10	0.00	0.10																Leasehold	Terraced	185,000.00	13-Jun-07	90.39	Full	185,000.00	13-Jun-07	91.20	Full		N
Means of repayment at the time of application was stated to be sale of assets. Borrower advised the lender on the 13th November 2015 that he had investments to repay the mortgage at the end of the term
																																																																							N		Paying	No Current Arrears	Ill Health
The account has been problematic since the borrower became unemployed due to illness. There was a warrant for possession in 2014 but this was cancelled following payment of some of the arrears. Payments are currently erratic but the account is currently up to date.
																																																																														No ATP					16-Apr-13
The borrower met with the field agent and advised he was suffering from long term alcohol dependency, anxiety and depression. A full expenditure exercise was completed and a proposal to pay the arrears was agreed.
																																																																																						Y	Arrangement	23-Jun-14				None		Arrangement refers to a 28 PO dated 23Jun14 ending 21Jul14.	None			Y	Withdrawn	23-Jun-14	Warrant withdrawn following clearance of 50% of the arrears.						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
112	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓			1	1	80,725.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	13-Sep-07	80,725.00	264	13-Sep-29	2.25	2	IO	81,599.74	152.71	0.00	0.00	0.00																Freehold	Terraced	92,500.00	3-Jul-07	87.27	Full	92,500.00	3-Jul-07	88.22	Full		N
Method of repayment at inception was stated to be sale of property. The borrower advised the lender during a telephone conversation on the 3rd November 2016 that he would repay the mortgage by making over payments and he has 5000 in savings towards the repayment
																																																																							N		Paying	No Current Arrears	No Arrears in last 12 months	Account in and out of arrears due to periods of unemployment. The account is now up to date. There was DWP assistance but this has now ceased as the borrower is now self-employed.		No ATP					16-Jan-14		Instructed and then cancelled as the borrower rang the lender and advised that he was struggling as he was self-employed but that he would clear the arrears by the 18th January 2014.	Y	Arrangement, Concession	11-Aug-10	10-Jul-09			Payment holiday (Forbearance)	10-Jul-2009	The lender agree to accept a nil payment for one month only at the request of the borrower as he had been laid off from work.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
113	B	A	B	✗	✓	✓	✗	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: When account was converted to interest only in 2008 no repayment vehicle was captured. Notes on file at the time indicate that the borrowers intended to convert back to repayment after 12 months but this never happened. Recent attempts to establish current repayment plans have failed. Therefore it is not possible to confirm if a suitable repayment plan exists FOR.02 - Forbearance not regularly reviewed: Loan temporarily switched to interest only on 01Oct08, forbearance was not reviewed and loan still shows as interest only in servicers system.	✗	✓	✓	INFO.41 - Remediation - Repayment at origination and only interest collected: Letter sent on 07Jul16 confirms lender made a mistake as the mortgage was initially set up on capital and interest basis, however the first payment collected only included interest and as a result of this the mortgage balance was higher than it should have been. Letter confirms balance reduced by 131.51 and compensatory interest at 8% per annum refunded for 13.86 net.		1	2	135,695.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	14-Sep-07	135,695.00	360	14-Sep-37	2.62	2.25	IO	134,371.08	292.74	0.00	0.00	0.00																Freehold	Terraced	180,000.00	1-Aug-07	75.39	Full	180,000.00	1-Aug-07	74.65	Full		N		Not known as no details taken when account was converted to interest only in 2008	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Switch to IO			1-Oct-08		Temp switch to Interest only	01-Oct-2008	Account was converted to interest only in 2008 at the request of the borrowers. Notes on file indicate that this was intended to be for only 12 months but the account is still on interest only				N	None								N		N								✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
114	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as other on application form. Recent attempts to contact borrower to establish current plans have failed. It is therefore not possible to confirm if a suitable repayment plan exists.	✓	✓	✓			1	1	224,725.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	17-Sep-07	224,725.00	300	17-Sep-32	2.25	2	IO	225,204.28	421.47	0.00	0.00	0.00																Freehold	Detached / Semi	250,000.00	3-Aug-07	89.89	Full	250,000.00	3-Aug-07	90.08	Full		N		Application form simply states other.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
115	B	A	A	✗	✓	✓	✓	✓	✓	RISK.91 - App form incomplete/incorrect: Electronic copy of application form on file which is not signed or dated. No evidence of a declaration on file RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as other on application form. Recent attempts to establish borrowers current plans have failed. It is therefore not possible to confirm that a suitable repayment plan exists	✓	✓	✓			1	1	126,725.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	19-Sep-07	126,725.00	240	19-Sep-27	2.25	2	IO	127,054.01	237.72	0.00	0.00	0.00																Freehold	Bungalow	140,000.00	23-May-07	90.52	Full	140,000.00	23-May-07	90.75	Full		N		Application form states 'other'			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
116	B	A	A	✗	✓	✓	✓	✓	✓	RISK.37 - Borrower no longer resides: Secondary borrower advised the lender on the 20th April 2010 that she no longer resided in the property. Gave a correspondence address. RISK.62 - Other Charges: Interim charging order against principal borrower dated 11th April 2016 in favour of Welsh Water.	✓	✓	✓			1	2	94,223.30	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	19-Sep-07	94,223.30	300	19-Sep-32	2.82	2.45	IO	96,177.45	223.86	0.00	0.00	0.00																Freehold	Terraced	102,000.00	5-Jun-07	92.38	Full	102,000.00	5-Jun-07	94.29	Full		N
Method of repayment at inception was stated to be sale of property. The borrowers have not responded to the lender's letters of 31st March 2017 asking for them to confirm how they intend to repay the mortgage at the end of the term.
																																																																							N		Paying	No Current Arrears	No Arrears in last 12 months
The payments on the account have historically been problematic due to the second borrower moving from the property in 2010 and not contributing. The principal borrower has been in and out of employment and self-employment and has declared various other reasons for the arrears. No field agent has been instructed and there has been no litigation action. The account is currently up to date. The principal borrower currently pays weekly by standing order.
																																																																														No ATP								Y	Arrangement	18-Jul-14				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
117	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.42 - Remediation - Discount rate end date issue: Letter dated 15th September 2015 sending customer cheque for 58.38 which was in respect of the discounted interest rate applied to the account ending too soon. Interest was therefore over-charged. Interest was refunded together with 8% compound interest.		1	1	183,445.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	20-Sep-07	183,445.00	300	20-Sep-32	2.25	2	IO	185,695.31	348.05	0.00	0.00	0.00																Leasehold	Terraced	215,000.00	23-Aug-07	85.32	Full	215,000.00	23-Aug-07	86.37	Full		N		Repayment vehicle stated as sale of property. Recent attempts to contact customer to establish current plans have failed.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
118	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Application form states sale of property. Notes dated 19th January 2017 advise that borrower does not have any repayment plan in place and has considered transferring to repayment. Figures were provided but borrower advised that this was too much. Borrower continues to make over-payments but these are unlikely to repay loan by maturity. It is therefore not possible to confirm that a suitable repayment plan exists.	✓	✓	✓		Borrower is making standing order payments of 230.00 in addition to the CMS by direct debit resulting in the account being overpaid. The account was 1820.00 overpaid as at 30th June 2017.	1	2	137,320.00	PHL	N	Resi	Y	Y	LIBOR	N	0	Y	Purchase	Purchase - Right to Buy	28-Sep-07	137,320.00	300	28-Sep-32	2.62	2.25	IO	135,862.92	297.77	0.00	0.00	0.00																Freehold	Terraced	182,000.00	16-Jul-07	75.45	Full	182,000.00	16-Jul-07	74.65	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
119	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property on application form. Recent attempts to contact borrower to establish current plans have failed. It is therefore not possible to confirm whether a suitable plan exists	✓	✓	✓			1	1	162,725.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	12-Oct-07	162,725.00	300	12-Oct-32	2.25	2	IO	163,049.73	305.09	0.00	0.00	0.00																Freehold	Terraced	185,000.00	17-Jul-07	87.96	Full	185,000.00	17-Jul-07	88.14	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
120	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: No payments made in July and August 2016 or January or February 2017. The borrowers have been making adhoc payments by card. They set up a direct debit to commence in June 2017 but this was returned unpaid and a card payment for the cms made on the same day. The account is currently up to date. The reason for the arrears has been given as the borrowers financial mismanagement and a downturn in business. The principal borrower is a taxi driver.	✓	✓	✓			1	2	124,925.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	16-Oct-07	124,925.00	300	16-Oct-32	2.25	2	IO	126,150.70	235.20	0.00	0.00	0.00																Freehold	Terraced	140,000.00	26-Jun-07	89.23	Full	140,000.00	26-Jun-07	90.11	Full		N		Method of repayment at inception was stated to be sale of property. The borrowers have not responded to the lender's letter of 18th November 2016 asking how they intend to repay the mortgage at the end of the term.	N		Paying	No Current Arrears	Financial Mismanagement	The account has been in and out of arrears since 2008. There have been numerous reasons given for the arrears - some of which do not seem probable but the main reason would appear to be financial miss-management on the part of both borrowers and although this continues to be the case the account is currently up to date. There has been historic DWP assistance but none currently. The arrears for the last 12 months have stated to be due to borrowers not being very good with money and a downturn in business.		No ATP					12-Sep-16	160,000.00
Agent met with secondary borrower who advised arrears due to dip in husband's taxi business. Full expenditure exercise carried out. Secondary borrower not employed. Business for husband now picking up and CMS + 50 agreed going forward. Property in good condition both internally and externally.
																																																																																						Y	Arrangement	19-Sep-14				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
121	A	A	B	✓	✓	✓	✓	✓	✗	TCF.01 - Recorded action not generally adequate, reasonable and fair: It is apparent from the notes that the customer has been requesting consent to let the property since 12th April 2013. It appears that the lender does not have a process to deal with Irish tenancies and keeps putting back the decision pending a process being available. This would seem unfair on the borrower who does not know whether ultimately his request will be approved	✓	✓	✓			1	1	144,695.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Capital	23-Oct-07	144,695.00	300	23-Oct-32	2.25	2	IO	145,556.41	272.41	0.00	0.00	0.00																Freehold	Terraced	160,000.00	5-Jul-07	90.43	Full	160,000.00	5-Jul-07	90.97	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓
122	B	B	A	✗	✗	✓	✓	✓	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Standing order payment due 1st November 2016 was received late on 8th November 2016.  Payment due 1st December 2016 was not received by standing order until 30th December 2016. Payment due 1st May 2017 was not received by standing order until 3rd May 2017. No notes on file with explanation.  The account was overpaid by 39.24 as at the cut-off date of 30th June 2017.  The account is currently 78.18 in credit as at the September 2017 payment due date of 1st

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property on application form.  Recent attempts to contact borrower to establish current plans have failed.  It is therefore not possible to confirm that a suitable plan exists
											✓	✓	✓			1	1	119,695.00	PHL	N	Resi	Y	Y	LIBOR	N	0	N	Purchase	Purchase - Right to Buy	23-Oct-07	119,695.00	300	23-Oct-32	2.62	2.25	IO	119,980.90	261.47	0.00	0.00	0.00																Freehold	Terraced	140,000.00	10-Aug-07	85.50	Full	140,000.00	10-Aug-07	85.70	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
123	B	A	A	✗	✓	✓	✓	✓	✓
RISK.31 - Vulnerability - mental health: Father advised the lender on the 24th June 2015 that the borrower was suffering a mental breakdown. On 27th June 2015 the father advised that his son was in hospital with mental health issues. Borrower confirmed on 12th January 2017 that he had been suffering mental health issues due to his business failing and him owing 500,000. He was not able to make payments and would look to his father to help. He does not reside in the property but with his father.

RISK.66 - Unauthorised Tenancy: The lender has been aware that the property has been let to the borrowers mother since the field agent visit of 20th March 2015.

RISK.37 - Borrower no longer resides: The borrower does not reside. He lives with his father due to his ill-health and a correspondence address has been provided. His mother is a tenant as advised to the field agent in March 2015. It is not clear from the notes how long the borrower has not been resident.
											✗	✓	✓	INFO.41 - Remediation - Repayment at origination and only interest collected: On the 17th August 2016 the lender wrote to the borrower and advised the mortgage had been set up on a repayment basis but that the first payment was made up of interest only. As a result the capital balance was higher than it should be increasing the interest amount payable on the mortgage. The mortgage balance was reduced by 170.04 to take into account the capital not taken from the first mortgage payment and by 52.71 for the overcharged interest. The refunds were applied directly to the mortgage account.		1	1	187,725.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	31-Oct-07	187,725.00	360	31-Oct-37	2.25	2	REP	147,714.74	749.53	0.00	0.00	0.00																Freehold	Bungalow	220,000.00	25-Jul-07	85.33	Full	220,000.00	25-Jul-07	67.14	Full					N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP					20-Oct-16	130,000.00	The field agent confirmed that the property is tenanted. The tenant refused to answer the door.	N	None					None						N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
124	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle advised as pension. File note dated 8th November 2016 confirms that the borrower is now retired and does not have a repayment strategy. Borrower is seeking advice from an IFA	✓	✓	✓			1	1	195,725.00	PHL	N	Resi	N	N	BBR	N	0	N	Purchase	Purchase	1-Nov-07	195,725.00	228	1-Nov-26	2.5	2.25	IO	196,132.75	407.76	0.00	0.00	0.00																Freehold	Terraced	271,000.00	21-Sep-07	72.22	Full	271,000.00	21-Sep-07	72.37	Full		N		Pension			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
125	B	A	A	✗	✓	✓	✓	✓	✓	RISK.37 - Borrower no longer resides: Principal borrower advised the lender on the 25th March 2015 that the borrowers are going through a divorce and that he has not lived at the property for several years. He did not advise his address at that time. Secondary borrower provided a correspondence address for the principal borrower on the 22nd May 2015. Lender was then advised on the 2nd June 2015 that Mrs had moved out and Mr had moved back into the mortgaged property. She would not give a correspondence address.	✓	✓	✓			1	2	90,725.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and multi debt	14-Nov-07	90,725.00	300	14-Nov-32	2.5	2.25	IO	90,917.46	189.01	0.00	0.00	0.00																Freehold	Terraced	110,000.00	15-Oct-07	82.48	Full	110,000.00	15-Oct-07	82.65	Full		N		Method of repayment at inception was stated to be sale of property. The borrower has not responded to the lender's interest only repayment method enquiry letter of 16th December 2016	N		Paying	No Current Arrears	No Arrears in last 12 months
There have been arrears on the account during the marital split when one borrower had moved out and the other refused to pay until the other started to contribute. The principal borrower has now moved back in and the account is being maintained.
																																																																														No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
126	B	B	A	✗	✗	✓	✓	✓	✓
PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: In June 2017 a direct debit payment was received for 12.80 but the usual payment from DWP of 281.88 was not received.  Payments resumed in July and have continued to be received since.  Currently the DWP payment is 235.80 and the borrower makes a direct debit payment of 12.80 making a total of 248.60 versus a CMS of 294.68.  The account is currently 4937.12 overpaid.  It is noted that form MI12R was last sent on 30th March 2017

RISK.03 - Third Party Payments: DWP payments commenced 18th August 2009 and still being made.  Form MI12R last completed 30th March 2017.  DWP currently making payments of 235.80 versus CMS of 294.68
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 120. A letter was sent to the borrower on this date and the amount of 120 was credited to the account.		1	2	130,850.00	PHL	N	Resi	Y	Y	LIBOR	N	0	Y	Purchase	Purchase - Right to Buy	20-Nov-07	130,850.00	300	20-Nov-32	2.82	2.45	IO	125,973.41	294.68	0.00	0.00	0.00																Freehold	Detached / Semi	160,000.00	7-Sep-07	81.78	Full	160,000.00	7-Sep-07	78.73	Full		N		ISA			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	15-Jul-09				None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
127	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment strategy was recorded as conversion to repayment on application form. This has not happened to date and attempts to contact borrower to establish current plans have failed. It is therefore not possible to confirm if a suitable repayment plan exists.	✓	✓	✓		It is noted that there has been correspondence from September 2014 around Ground Rent and Service Charges but this appears to have been resolved and no charges debited to the account.	1	1	208,975.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	21-Nov-07	208,975.00	240	21-Nov-27	2.5	2.25	IO	210,277.69	436.92	0.00	0.00	0.00																Freehold	Detached / Semi	245,000.00	31-Oct-07	85.30	Full	245,000.00	31-Oct-07	85.83	Full		N		Conversion to repayment.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
128	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: The direct debit was returned unpaid on 2nd August 2016 and again on representation on 15th August 2016. The direct debit due 1st September 2016 was also returned unpaid and no payments were made in October, November or December 2016. The borrower then made three card payments in January and February 2017 to clear the arrears and the payments have been maintained by direct debit since. The account is currently up to date.

RISK.66 - Unauthorised Tenancy: Borrower advised on 2nd July 2013 that he wished to let the property. The letting pack was not returned by the borrower so the interest rate was loaded on the 12th November 2013. Field agent report of 8th November 2014 confirmed that the property was let to a third party who had lived at the property for a year and paid a rent of 400 per month. He gave the borrowers mothers address as the address to contact the borrower.

RISK.37 - Borrower no longer resides: The borrower advised as far back as a month after completion of the mortgage that he did not reside at the property at that time gave his mothers address as his correspondence address. It appears from the notes that he has never lived in the property.
											✓	✓	✓			1	1	66,270.20	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	29-Nov-07	66,270.20	300	29-Nov-32	3.82	3.45	IO	68,158.90	214.17	0.00	0.00	0.00																Freehold	Terraced	68,000.00	11-Sep-07	97.46	Full	68,000.00	11-Sep-07	100.23	Full		N		Sale of assets.	N		Paying	No Current Arrears	Unknown
Erratic payments for a considerable period of time. The borrower does not and has never resided in the property. The property is tenanted. There have been arrears in the last 12 months but the account is currently up to date.
																																																																														No ATP					8-Nov-14
Field agent report confirmed that the property was let to a third party who had lived at the property for a year and paid a rent of 400 per month. He gave the borrowers mothers address as the address to contact the borrower.
																																																																																						Y	Arrangement	29-May-09				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
129	B	A	A	✗	✓	✓	✓	✓	✓	RISK.91 - App form incomplete/incorrect: Electronic copy of application form on file is not signed or dated. No evidence of signed declaration on file RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment strategy on application was to convert to repayment. This has not happened and attempts to contact borrower to establish current plans have failed. It is therefore not possible to confirm that a suitable plan exists	✓	✓	✓			1	1	150,695.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	30-Nov-07	150,695.00	300	30-Nov-32	2.5	2.25	IO	151,351.42	314.66	0.00	0.00	0.00																Freehold	Terraced	200,000.00	24-Oct-07	75.35	Full	200,000.00	24-Oct-07	75.68	Full		N		Conversion to repayment			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
130	C	B	C	✗	✗	✗	✓	✓	✓
RISK.03 - Third Party Payments: 1871.72 paid by borrowers employers to clear arrears prior to hearing date. Accepted as the borrower advised he had no other means of clearing the arrears.
7451 paid by the borrowers partner on the day of proposed eviction.

RISK.37 - Borrower no longer resides: Borrower advised on 19th June 2015 that he no longer lives at the property, that he travels most of the time and has no correspondence address apart from the mortgaged property,

RISK.30 - BKO / IVA Post-Completion: Sole borrower was declared bankrupt (sequestrated under Scottish Law) on the 24th June 2015 and a trustee in bankruptcy appointed. LF Insolvency Support Services appointed as trustees.

RISK.64 - Property Abandoned / Empty: The borrower advised on 19th June 2015 that he no longer resides in the property. It is not known if the property is tenanted.

PAY.03 - New arrears >1mth in past 12mths: No payments were made in October or November 2016 or January, February, March or April 2017. The full arrears balance was then cleared by the borrowers partner on the day of the proposed eviction on the 23rd May 2017. The direct debit for June 2017 was then unpaid but paid on representation. The account is currently up to date but as the borrower is bankrupt it is not known if the payments can be maintained.

COLL.05 - Collections activities not appropriate: The property was due to be repossessed on the 23rd May 2017 as the account was over 24 months in arrears. The borrower having been declared bankrupt in June 2015. The eviction was cancelled as the borrowers partner cleared the arrears balance of 7400 in full. However the borrower stated that he would need to pay this sum back to his partner. Given he is bankrupt and the account was over 24 months in arrears it is not reasonable to assume that he will be able to recommence payments on the mortgage and repay the partner. He has already stated that he no longer resides in the property so it would have been more appropriate for the third party payment to be declined and the property repossessed.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 848. A letter was sent to the borrower on this date and the amount of 848 was credited to the account.		1	1	103,025.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Home Improvements	7-Dec-07	103,025.00	240	7-Dec-27	3.07	2.7	IO	109,736.62	267.13	0.13	0.00	7,558.87																Freehold	Detached / Semi	120,000.00	7-Nov-07	85.85	Full	120,000.00	7-Nov-07	91.45	Full		N		Sale of property.	N		Paying	No Current Arrears	Business Failed	The account has been in arrears for a considerable period of time. An eviction date was set for the 23rd May 2017. The arrears were cleared in full by the borrower's partner on this date.	The borrower was declared bankrupt in June 2015 under Scottish Law and a trustee appointed. It is assumed that this was due to the failure of his new business venture. He was not able to make any payments, litigation commenced and progressed until the arrears were finally cleared in full on the day of eviction.	No ATP					7-Aug-14	115,000.00
Agent met with borrower who stated reason for arrears due to him setting up a new company and only being able to take living expenses as he was waiting for government funding, He was confident that the company was now generating an income but it would be a few months before he would be able to clear arrears and could not rely on family or friends. Borrower made proposals to clear arrears ongoing. A further field agent visit on 19th June 2015 indicated that the borrower had not been at the property since the start of the year. Borrower confirmed of no fixed abode and travels most of the time.
																																																																																						Y	Arrangement	11-Aug-16				None			None			Y	Eviction cancelled	23-May-17	Eviction cancelled on the planned repossession date following the full clearance of arrears by the borrowers partner.						N		N								✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
131	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓			1	2	111,025.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Home Improvements	3-Jan-08	111,025.00	300	3-Jan-33	2.87	2.5	IO	111,279.82	265.51	0.00	0.00	0.00																Leasehold	Terraced	155,000.00	22-Nov-07	71.63	Full	155,000.00	22-Nov-07	71.79	Full		N		Repayment vehicle stated as sale of property on application form. Recent attempts to contact borrowers to establish repayment plans have failed.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
132	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓			1	1	107,275.00	PHL	N	Resi	N	N	LIBOR	N	1	Y	Remortgage	Refinance and multi debt	8-Feb-08	107,275.00	300	8-Feb-33	3.07	2.7	IO	111,307.15	280.53	0.00	0.00	0.00																Freehold	Detached / Semi	125,000.00	21-Dec-07	85.82	Full	125,000.00	21-Dec-07	89.05	Full		N		Method of repayment at inception was stated to be sale of property.	N		Paying	No Current Arrears	No Arrears in last 12 months
The account has been in arrears on and off since 6th January 2009. There have been two eviction dates where the arrears have been cleared the borrower's daughter. Various reasons for arrears given, withdrawal of widow's pension, reduced working hours, illness and then death of parents, separation from new husband.
																																																																														No ATP					2-Dec-13		Field agent met with a woman at the property who claimed that she was not the borrower and that the borrower was out at the time.	Y	Arrangement	8-Oct-10				None			None			Y	Eviction cancelled	6-Dec-13	Two evictions were cancelled following the full payment of the arrears balance by the borrower's daughter on each occasion in October 2010 and again in December 2013.	CMI +365.10	1-Feb-10	1-Feb-10	SPO failed immediately	Payment of full arrears	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
133	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle not known as original application stated repayment but loan was offered on interest only. Recent attempts to establish borrowers current plans have failed. It is therefore not possible to confirm whether a suitable repayment plan exists	✓	✓	✓			1	2	175,175.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	14-Feb-08	175,175.00	300	14-Feb-33	2.5	2.25	IO	175,572.28	365.02	0.00	0.00	0.00																Freehold	Terraced	205,000.00	8-Jan-08	85.45	Full	205,000.00	8-Jan-08	85.65	Full		N		Not known as original application stated repayment but case was offered on interest only.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
134	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property on application form. Latest contact with borrowers dated 18th October 2016 stated that borrowers do not have any current plans and are discussing the matter with the original broker. It is therefore not possible to confirm that a suitable plan exists	✓	✓	✓			1	2	150,925.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Home Improvements	29-Feb-08	150,925.00	240	28-Feb-28	2.5	2.25	IO	151,326.41	314.61	0.00	0.00	0.00																Leasehold	Detached / Semi	180,000.00	15-Nov-07	83.85	Full	180,000.00	15-Nov-07	84.07	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
135	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle was to convert loan to repayment at the end of the 2 year product term. This has not happened and attempts to contact the borrower to establish current plans have failed. It is therefore not possible to confirm that a suitable repayment plan exists	✓	✓	✓			1	1	162,425.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and multi debt	19-Mar-08	162,425.00	300	19-Mar-33	2.5	2.25	IO	161,864.06	336.52	0.00	0.00	0.00																Freehold	Detached / Semi	190,000.00	22-Feb-08	85.49	Full	190,000.00	22-Feb-08	85.19	Full		N		Conversion to repayment at the end of the 2 year product term			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
136	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Unpaid cheque for 220.28 27th June 2016, paid by card on 4th July 2016. Unpaid cheque 22nd December 2016 but 220.28 paid by card the day before so not technically due. No other issues in the last 12 months.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 27th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 80.00 A letter was sent to the borrower on this date and the amount of 80.00 was credited to the account.		1	2	190,995.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	4-Apr-08	190,995.00	192	4-Apr-24	2.87	2.5	IO	193,943.61	462.57	0.00	0.00	0.00																Leasehold	Bungalow	255,000.00	11-Mar-08	74.90	Full	255,000.00	11-Mar-08	76.06	Full		N
Method of repayment at inception was stated to be sale of property. Secondary borrower advised on 29th June 2017 that they could not afford the quoted conversion to repayment amount but has now proposed making overpayments of 1000 per month. This has not yet commenced.
																																																																							N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	6-Jun-12				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
137	B	B	A	✗	✗	✓	✓	✓	✓
RISK.66 - Unauthorised Tenancy: The occupier of the property advised a field agent on the 19th July 2016 that he was a tenant and that the borrower was his landlord. He did not provide the address of the borrower. The borrower advised on the 14th February 2017 that the property was let. He was advised that this was a breach of his mortgage contract. He has not provided a correspondence address.

PAY.03 - New arrears >1mth in past 12mths: No payments made in June, July or August 2016. Direct debit paid September 2016 and then all arrears cleared on 2nd September 2016 by card payment. Direct debit payments have been maintained since and the account is currently up to date. Reason for current arrears not known.

RISK.62 - Other Charges: Final charging order in favour of National Westminster Bank dated 13th May 2010.

RISK.37 - Borrower no longer resides: The borrower advised the lender on the 14th February 2017 that the property was let. He did not provide a correspondence address. This was already evident from the field agent visit of 19th July 2016.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 27th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 920. A letter was sent to the borrower on this date and the amount of 920 was credited to the account.		1	1	60,619.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	24-Apr-08	60,619.00	360	24-Apr-38	3.07	2.7	IO	63,515.49	158.00	0.00	0.00	0.00																Freehold	Terraced	76,000.00	27-Mar-08	79.76	Full	76,000.00	27-Mar-08	83.57	Full		N		Method of repayment at inception was stated to be sale of property. Borrower advised the lender on 3rd August 2016 that he would sell the property or remortgage	N		Paying	No Current Arrears	Unemployed
The account has been in arrears on and off since 2009. Reason for arrears appears mainly to be with employment issues. The property is now tenanted without consent.  The account was 3 months in arrears in 2016 but payments have been maintained by direct debit since October 2016.
																																																																														No ATP					16-Jun-09
Full interview carried out. RFA borrower laid off from work and only in receipt of benefits and rent from lodger. Also awaiting whiplash claim. Offer to clear arrears made. Further visit refused in July 2010. Further visit 19th July 2015 indicated that the property was let to a Mr Ali and that the borrower was his landlord.
																																																																																						Y	Arrangement	3-Aug-16				None			None			Y	Withdrawn	27-Feb-13	Three instances of solicitors being instructed but no hearing actually took place and no PO was obtained.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
138	B	A	A	✗	✓	✓	✓	✓	✓	RISK.34 - Sensitive - Deceased borrower: Secondary borrower advised on 26th February 2014 that the principal borrower had passed away. To date the death certificate has not been received despite the lender asking for this on numerous occasions.	✓	✓	✓			1	2	157,425.00	PHL	N	Resi	N	N	LIBOR	N	0	N	Purchase	Purchase	30-Apr-08	157,425.00	360	30-Apr-38	2.87	2.5	IO	159,220.68	378.87	0.00	0.00	0.00																Leasehold	Bungalow	184,000.00	15-Apr-08	85.56	Full	184,000.00	15-Apr-08	86.53	Full		N
Method of repayment at inception was stated to be sale of property. The remaining borrower has not responded to the lender's letter of 24th February asking how she intends to repay the mortgage at the end of the term, although there is a re-mortgage going through at present.
																																																																							N		Paying	No Current Arrears	No Arrears in last 12 months
The account has been in and out of arrears since 2010 but there have been no field agent visits or litigation. The lender was advised in 2014 that the principal borrower has died but the account has been up to date since January 2014.
																																																																														No ATP								Y	Arrangement	5-Jul-13				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
139	B	B	A	✗	✗	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: The method of repayment on the application form was stated to be inheritance. This is not considered an acceptable repayment strategy. PAY.03 - New arrears >1mth in past 12mths: Payment due 30th June 2016 made by card on 1st July 2016. No payment made July and August 2016. Card payment equivalent to one months cms made on 1st September 2016. Card payments made since and the account is currently up to date. No other issues in the last 12 months. Reason for arrears not known.	✓	✓	✓			1	1	62,225.00	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	30-Apr-08	62,225.00	240	30-Apr-28	2.87	2.5	IO	62,706.75	149.74	0.00	0.00	0.00																Freehold	Terraced	72,000.00	19-Feb-08	86.42	Full	72,000.00	19-Feb-08	87.09	Full		N		Inheritance.	N		Paying	No Current Arrears	Unknown
the account has been in arrears on and off since 2008 although there has been no field agent visits actually made or litigation. There have been missed payments in the past 12 months but the payments are currently being maintained by card payments and the account is currently up to date. The reasons for the arrears
																																																																														No ATP					3-Aug-12		Instructed and then cancelled as arrears cleared in full.	Y	Arrangement	5-Aug-11				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
140	B	A	A	✗	✓	✓	✓	✓	✓	RISK.66 - Unauthorised Tenancy: The borrower advised in January 2014 that he now resides in Australia and that the property is tenanted. He proposed that the lender took the rent from the tenant to pay the mortgage. The lender advised that this was not possible as this is a residential mortgage, the property is let without consent and it is the responsibility of the borrower to make payments directly to the lender. RISK.37 - Borrower no longer resides: The borrower has lived in Australia since 22nd January 2014 and the property is tenanted. There is a correspondence address on the system.	✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 30th March 2016, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 198. A letter was sent to the borrower on this date and the amount of 198 was credited to the account.

INFO.43 - Remediation - Miscalculation of monthly instalments: The lender wrote to the borrower on the 25th May 2015 advising that due to a miscalculation in the monthly instalment an underpayment of interest was charged resulting in the mortgage balance increasing and additional interest being charged. To resolve this issue, the lender reduced the mortgage balance by 48.54 for the missed and overcharged interest.
																1	1	113,975.00	PHL	N	Resi	N	Y	BBR	N	0	N	Purchase	Purchase	6-May-08	113,975.00	300	6-May-33	3.5	3.25	IO	114,809.51	334.34	0.00	0.00	0.00																Leasehold	Detached / Semi	133,000.00	8-Apr-08	85.70	Full	133,000.00	8-Apr-08	86.32	Full		N		Method of repayment at inception was stated to be sale of property. The borrower now resides in Australia and the property is tenanted	N		Paying	No Current Arrears	No Arrears in last 12 months
The account has been in and out of arrears since November 2009 when the borrower was unemployed. There was DWP assistance at that time. The account has historically been in litigation but is now up to date. The property is tenanted and the borrower now resides in Australia. The payments have been maintained for the last 2 years.
																																																																														No ATP								N	None					None			None			Y	Adjourned	19-Jun-14	The hearing was adjourned by the Master due to recent payments being made.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
141	B	A	A	✗	✓	✓	✓	✓	✓	RISK.73 - Adverse Valuer Comments: The valuer stated that the road to the property is unmade and unadapted.	✓	✓	✓			1	2	90,275.00	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	14-May-08	90,275.00	276	14-May-31	2.87	2.5	IO	93,399.47	219.56	0.00	0.00	0.00																Freehold	Bungalow	110,000.00	2-Apr-08	82.07	Full	110,000.00	2-Apr-08	84.91	Full		N		Method of repayment at inception was stated to be sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears with litigation action in 2013. Reason for arrears not known and the account has been up to date for the last 12 months.		No ATP								Y	Arrangement	1-Apr-14				None			None			Y	SPO	1-Sep-13		CMS + 200	1-Sep-13	1-Jul-14	Borrowers' circumstances changed	SPO CMS +200 1st September 2013	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓
142	B	A	A	✗	✓	✓	✓	✓	✓	RISK.44 - Lending into Retirement Issue: Both borrowers will be 71 when loan matures. No evidence on file that the loan has been assessed into retirement.	✓	✓	✓			1	2	273,375.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and multi debt	12-Jun-08	273,375.00	300	12-Jun-33	2.5	2.25	IO	274,019.10	569.69	0.00	0.00	0.00																Leasehold	Detached / Semi	320,000.00	25-Apr-08	85.43	Full	320,000.00	25-Apr-08	85.63	Full		N		Repayment vehicle is sale of property. Recent attempts to contact the borrowers to establish current plans have failed.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
143	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment plan is sale of property on application form. Notes on file dated 1st November 2016 advise customer does not have a current plan and was relying on inheritance which is clearly not a feasible strategy. Borrower was advised to speak to an IFA for further advice.	✓	✓	✓			1	2	239,375.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and multi debt	12-Jun-08	239,375.00	216	12-Jun-26	2.5	2.25	IO	239,873.73	498.70	0.00	0.00	0.00																Freehold	Bungalow	280,000.00	1-May-08	85.49	Full	280,000.00	1-May-08	85.67	Full		N		Question was left unanswered on application form			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
144	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 27th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 916. A letter was sent to the borrower on this date and the amount of 916 was credited to the account.		1	1	76,250.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	20-Jun-08	76,250.00	360	20-Jun-38	3.07	2.7	IO	79,570.17	199.53	0.00	0.00	0.00																Freehold	Terraced	88,500.00	20-Mar-08	86.16	Full	88,500.00	20-Mar-08	89.91	Full		N		Method of repayment at inception was stated to be sale of property. Borrower asked to switch to repayment on 15th May 2017. Lender advised that based on her income/benefits this was not affordable.	N		Paying	No Current Arrears	No Arrears in last 12 months
Account one month in arrears since 1st  February 2015 due to this payment not being made. Account was three months in arrears in March 2014 due to borrower being out of work. Cleared once litigation had commenced and only one month's arrears since. Payments now being maintained and the account is up to date.
																																																																														No ATP								Y	Arrangement	23-Apr-14				None			None			Y	Adjourned	23-Jul-14	Hearing adjourned following full payment of arrears and one payment missed only since.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
145	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property. Case notes dated 19th August 2016 advise that the customer wished to discuss converting to repayment or part and part. There are no further notes to state what the outcome of these discussions were so it is not possible to confirm that a suitable repayment plan currently exists	✓	✓	✓			1	2	88,025.00	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	20-Jun-08	88,025.00	300	20-Jun-33	2.87	2.5	IO	84,062.55	200.57	0.00	0.00	0.00																Leasehold	Flat	104,000.00	11-Apr-08	84.64	Full	104,000.00	11-Apr-08	80.83	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
146	B	A	A	✗	✓	✓	✓	✓	✓	RISK.62 - Other Charges: Charging order against principal borrower dated 14th October 2013 in favour of Go Debt Limited in the sum of 14,468. RISK.37 - Borrower no longer resides: Secondary borrower advised on 4th July 2013 that the principal borrower had left the property. She was not aware of his whereabouts and there is no correspondence address for him on the system.	✓	✓	✓			1	2	90,275.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	26-Jun-08	90,275.00	300	26-Jun-33	3.47	3.1	IO	92,141.04	264.49	0.00	0.00	0.00																Freehold	Detached / Semi	105,000.00	31-Mar-08	85.98	Full	105,000.00	31-Mar-08	87.75	Full		N		Method of repayment at inception was stated to be sale of property. The borrower has not responded to the lenders interest only repayment method enquiry letter of 31st March 2017	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears due to redundancy and marital split. No recent arrears and the account is up to date. Secondary borrower appears to be maintaining the payments on her own.		No ATP					4-Jul-13
Secondary borrower advised reason for arrears due to reduced working hours. Principal borrower has moved out and his whereabouts is unknown and he was making no contribution. Minimal disposable income.
																																																																																						Y	Arrangement, Concession	6-May-10	13-Jan-14			Payment holiday (Forbearance)	13-Jan-2014	Concession of two months payments due to waiting for redundancy/jury service pay and property being on the market.	None			Y	Withdrawn	1-Oct-13	Hearing cancelled following full clearance of arrears.						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
147	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property. Most recent attempts to contact the borrowers to establish current plans in January 2017 failed so it is not possible to confirm that a suitable plan exists	✓	✓	✓			1	2	120,995.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Home Improvements	1-Aug-08	120,995.00	300	1-Aug-33	2.75	2.5	IO	122,775.32	280.24	0.00	0.00	0.00																Freehold	Terraced	160,000.00	22-May-08	75.62	Full	160,000.00	22-May-08	76.73	Full		N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
148	B	A	A	✗	✓	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: No repayment vehicle was captured at origination and attempts to contact borrower to establish current plans in January 2016 failed. It is therefore not possible to confirm if a suitable repayment strategy exists	✓	✓	✓			1	1	147,225.00	PHL	N	Resi	N	N	BBR	N	0	N	Remortgage	Refinance and multi debt	5-Aug-08	147,225.00	360	5-Aug-38	2.5	2.25	IO	147,514.94	306.68	0.00	0.00	0.00																Leasehold	Bungalow	172,000.00	13-May-08	85.60	Full	172,000.00	13-May-08	85.76	Full		N		Unknown. The original mortgage application stated repayment but case was subsequently offered on interest only but no repayment vehicle was captured			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
149	B	A	A	✗	✓	✓	✓	✓	✓
RISK.89 - Other Property Risk: Lease granted to A Shade Greener for solar panels to be installed at the mortgaged property dated 28th November 2013.

RISK.62 - Other Charges: Interim Charging Order in favour of RBS dated 7th January 2009.

RISK.44 - Lending into Retirement Issue: The terms of the loans take the principal borrower to age 75 at the end of the further advance and 86 at the end of the main account. There is nothing on the file to evidence that consideration has been given as to how the payments are going to be met past his normal retirement age. The further advance is due to repaid in two years time. The borrowers have recently asked if the term can be extended. Decision not yet made.

RISK.06 - Loan maturing in under 3 years not correctly managed: The further advance is due for repayment in two years time. There is no evidence of the industry norm letters at years 5 & 3 being sent asking the borrowers how they intend to repay the capital balance. The original means of repayment was stated to sale of the mortgaged or other property
											✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: Principal borrower declared bankrupt on 15th December 2008.		2	2	226,970.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Capital	3-Feb-05	185,775.00	300	3-Feb-30	2.2	1.95	IO	188,591.53	343.51	0.00	0.00	0.00	Y	Further Advance	Further Advance/Additional Loan	20-Oct-06	41,195.00	156	20-Oct-19	2.2	1.95	IO	41,953.91	76.83	0.00	0.00	0.00	Freehold	Detached / Semi	245,000.00	10-Jan-05	75.83	Full	265,000.00	5-Sep-06	87.00	Full		Y	No evidence of action seen. Borrowers have asked for an extension of the term.	Borrowers have recently asked for the term of the further advance to be extended.	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears and litigation action due to the failure of principal borrower's business and his subsequent bankruptcy.		No ATP								Y	Arrangement	6-Jul-16				None			None			Y	SPO	22-Oct-08		CMI + 100	15-Nov-08	19-May-11	Finished	Clearance of arrears	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
150	B	A	A	✗	✓	✓	✓	✓	✓
RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: No repayment vehicle was captured at inception as the original application stated repayment whereas the loan was subsequently offered on interest only.  Recent attempts to establish current plans have failed.  It is therefore not possible to confirm whether a suitable repayment plans exists for either sub accounts.

RISK.62 - Other Charges: 2nd Charge dated 22nd March 2007 registered in favour of G E Home Finance.  Amount not stated.  This does not appear to have a detrimental effect on the mortgage which has been well conducted and currently up to date
											✓	✓	✓			2	2	110,883.53	PHL	N	Resi	N	N	LIBOR	N	1	N	Remortgage	Refinance and Capital	15-Sep-05	76,515.48	300	15-Sep-30	2.37	2	IO	76,876.07	151.84	0.00	0.00	0.00	N	Further Advance	Further Advance/Additional Loan	21-Dec-07	34,368.05	240	21-Dec-27	3.37	3	IO	34,362.13	96.51	0.00	0.00	0.00	Leasehold	Terraced	83,500.00	4-Jul-05	91.64	Full	160,000.00	5-Oct-07	69.52	Full		N		Unknown as original mortgage application stated repayment whereas the loan was offered on interest only. There was no repayment vehicle captured			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
151	B	A	A	✗	✓	✓	✓	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan was switched to interest only in December 2007 when a further advance application was made. At the time no repayment vehicle was given and subsequent attempts to contact the borrower to establish current plans have failed. It is therefore not possible to confirm that a suitable plan exists.	✗	✓	✓	INFO.41 - Remediation - Repayment at origination and only interest collected: Letter to customer dated 7th July 2016 relating to a refund to the customer due as a result of the first payment collected from the borrower not including capital. This resulted in the mortgage balance being higher than it should have been. As a result of the error the lender reduced the mortgage balance by 174.48 and also enclosed a cheque for 17.13.	Whilst not registered on the account there is correspondence amongst the further advance application relating to a judgement in favour of Foylefresh Produce Ltd for 44875.82 which was clearly taken account of by the underwriters at the time. It is assumed this judgement was repaid from the further advance proceeds.	2	2	159,971.98	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Capital	2-Feb-06	101,757.00	348	2-Feb-35	2	1.75	IO	98,746.96	164.56	0.00	0.00	0.00	Y	Further Advance	Further Advance/Additional Loan	13-Dec-07	58,214.98	327	13-Mar-35	2.2	1.95	IO	58,221.72	106.73	0.00	0.00	0.00	Freehold	Bungalow	120,000.00	15-Aug-05	84.80	Full	185,000.00	24-Aug-07	84.85	Full		N		Loan originally offered on repayment but converted to interest only in November 2007 when further advance processed. No repayment vehicle was captured at the time.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None			13-Dec-07		None			Switch to Interest Only	13-Dec-07	Loan was switched to interest only in December 2007 when a further advance application was made.	N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
152	B	B	A	✗	✗	✓	✓	✓	✓
RISK.37 - Borrower no longer resides: The lender was advised in 2014 that the borrower now resides in New Zealand. The lender has a correspondence address via the borrowers sister who has party authority on the account.

PAY.03 - New arrears >1mth in past 12mths: No payments made in August, September of October 2016 then card payment made to pay all 3 months payments on 8th November 2016. December 2016 and January 2017 payment made by card on 6th January 2017. February and March 2017 payments made by card on 2nd March 2017 and April and Mays made in May 2017. Monthly payments have been made since and the account is currently up to date.

RISK.66 - Unauthorised Tenancy: Tenancy authorised until April 2012 but since considered unauthorised due to the non return of documentation by the borrower.
											✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 766.  A letter was sent to the borrower on this date and the amount of 766 was credited to the account.

In addition, the lender refunded the litigation fees of 888 on 24th August 2016 following a review of the account. The sum was credited to the account as the correspondence address was known to be incorrect at the time the litigation commenced so the borrower was not aware of the situation.
																2	1	94,840.00	PHL	N	Resi	N	Y	BBR	N	0	N	Purchase	Purchase	30-Mar-06	76,045.00	300	30-Mar-31	2.5	2.25	IO	76,926.33	158.77	0.00	0.00	88.77	N	Further Advance	Further Advance/Additional Loan	1-Oct-07	18,795.00	283	1-May-31	1.73	1.48	IO	18,617.35	27.09	0.00	0.00	0.00	Freehold	Detached / Semi	85,000.00	28-Feb-06	89.46	Full	115,000.00	21-Aug-07	83.08	Full		N		Method of repayment at inception was stated to be sale of property	N		Paying	No Current Arrears	Unknown			No ATP					27-Jun-14
Tenants resident for last 12 months. Stated that they had no knowledge of the borrower although they get a lot of post for him which they return marked gone away. Agent confirmed property in poor condition and empty on 7th April 2015.
																																																																																						Y	Arrangement	25-Sep-14				None			None			Y	Withdrawn	18-May-15
Litigation commenced 19th August 2014. 3.4 months in arrears, no contact and property tenanted. Hearing 22nd September 2014. Straight order granted 22nd September 2014. Warrant obtained 7th May 2015. Borrower back in residence, ignoring letters and arrears increasing. Arrears cleared in full 19th May 201.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
153	A	A	A	✓	✓	✓	✓	✓	✓		✓	✓	✓			2	1	222,289.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	25-May-07	191,849.00	300	25-May-32	2.25	2	IO	195,295.26	363.94	0.00	0.00	0.00	Y	Further Advance	Further Advance/Additional Loan	3-Sep-08	30,440.00	285	3-Jun-32	2.2	1.95	IO	30,638.15	55.84	0.00	0.00	0.00	Freehold	Terraced	225,000.00	26-Jan-07	85.27	Full	300,000.00	13-May-08	75.31	Full		N		Endowment and Legal & General ISA.	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears and litigation action due to reduced working hours. No arrears in the last 12 months and the account is currently up to date.		No ATP					29-Mar-14
Borrower proposed CMI + 36.38. Reason for arrears was reduced working hours. He was receiving financial assistance from his wife and family and was concerned about losing his home. Agent advised if his circumstances did not improve he may have to consider selling.
																																																																																						Y	Arrangement	13-May-13				None			None			Y	Court Hearing Date	7-Nov-14	Borrower came to an arrangement						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
154	A	A	A	✗	✓	✓	✓	✓	✓		✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: Notice of Bankruptcy received 31Jan13 advising borrower made bankrupt 17Feb12.		1	1	59,554.55	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	5-Nov-04	59,554.55	300	5-Nov-29	2.2	1.95	IO	63,533.32	97.19	0.00	0.00	0.00																Freehold	Terraced	69,000.00	20-Aug-04	86.31	Full	65,000.00	2-Oct-14	97.74	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	20-Aug-13				None		Arrangement relates to the renewal of the LPA receiver agreement.	None			N	None								Y	LPA receiver instructed 23Apr12. Still with receiver.	N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
155	C	A	A	✗	✓	✓	✓	✓	✓	RISK.61 - Ground Rent Debited: Ground rent/service charges debited to account as follows: 18Jul12 5585.46, 09Feb15 600, 15Oct15 3377.96, 10Dec15 820.01, 11Feb16 200, 17Mar17 200 and 12Jul17 1642.98. No payment has been received towards these costs. RISK.09 - Potential Shortfall: Updated valuation carried out in Sep15 confirms current LTV is 143%. A potential shortfall could arise if property is to be sold.	✓	✓	✓			1	1	214,762.50	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	21-Jun-05	214,762.50	300	21-Jun-30	1.6	1.35	IO	222,181.74	283.41	0.00	0.00	0.00																Leasehold	Flat	250,000.00	16-Mar-05	85.91	Full	155,000.00	17-Sep-15	143.34	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	13-Jan-17				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 14th February 2012. Case still with LPA Receiver.	N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
156	B	A	A	✗	✓	✓	✓	✓	✓	RISK.61 - Ground Rent Debited: Ground rent/service charges debited to the account as follows:18Sep07 - 1921.98, 18Feb09 - 1311.89, 14Sep12 - 760.85, 26Sep14 - 1990.40, 30Oct15 - 1895.35, 20Mar17 - 1664.36, 19May17 - 519.05, no payment has been received towards these costs.	✓	✓	✓			1	1	117,035.11	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	4-Jul-05	117,035.11	300	4-Jul-30	1.6	1.35	IO	128,538.31	164.36	0.00	0.00	0.00																Leasehold	Flat	135,995.00	14-Jun-05	86.06	Full	145,000.00	28-Sep-16	88.65	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	10-Aug-16				None		Arrangement relates to the renewal date of the LPA receiver for the next 12 months.	None			N	None								Y	LPA receiver appointed 19Aug15. Case still with LPA Receiver.	N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
157	B	B	A	✗	✗	✓	✓	✓	✓	RISK.61 - Ground Rent Debited: Ground Rent/Service Charge debited to the account as follows, 1784.19 12Feb08,2212.58 02Jan09,1018.45 08Jun09,1185.45 08Jun10,1094.39 21Feb11,1163.48 13Apr12,71327Sep12,1205.87 09Apr13,3350.03 09Jul14,807 27May15,3414.66 29Jun15,3269.80 04Jul16 and 2637.82 06Jun17. PAY.03 - New arrears >1mth in past 12mths: Jul16 paid late, no payments in Aug16,Sep16, Oct16. Nov16 overpaid, Dec16 no payment. Arrears cleared 04Jan17. Feb17 overpaid and march17 underpaid to balance out each other. Apr17 onwards full payment made every month by direct Debit.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 14th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1,214. A letter was sent to the borrower on this date and the amount of 1,214 was credited to the account.		1	1	122,464.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	5-Aug-05	122,464.00	300	5-Aug-30	2.2	1.95	IO	149,972.29	266.51	0.00	0.00	0.00																Leasehold	Flat	142,000.00	14-Jun-05	86.24	Full	142,000.00	14-Jun-05	105.61	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	Unknown	Borrower making erratic payments to the account. No arrears since Apr17 when a DD was set up.		No ATP					11-Sep-15	133,437.00	No contact made with borrower but property is tenanted. No tenant details obtained. no further action taken at that time.	Y	Arrangement	23-Apr-15				None		Historic arrears arrangement made with borrower to clear arrears with a debit card payment of 475.00 on 24Apr15 and a further debit card payment of 1897.20 by 15May15. Letter on file dated 23Apr15.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
158	C	A	A	✗	✓	✓	✓	✓	✓
RISK.61 - Ground Rent Debited: Service charge 493 and fee of 50 debited 13Nov09. Service charge 258 and fee 50 charges 26Jan10. Service charge 258 and fee 50 charged 14Jun10. Service charge 258 and 50 fee debited 02Aug10. Service charge 258 and fee 50 charged 20Oct10. Service charge 519.75 and fee 50 charged 09Feb11. Service charge 6.25 and fee 50 debited 26Apr11. Service charge 263 and fee 50 charged 26Jul11. Service charge 263 and fee 50 debited 18Oct11. Service charge 279.25 and 50 fee debited 16Jan12. Service charge 250.71 and 50 fee debited 20Apr12. Service charge 279.25 and 50 fee debited 20Jul12. Service charge 279.25 and 50 fee debited 19Oct12. Service charge 287.25 and 50 fee debited 21Jan13. Service charge 246.68 and fee 44 debited 23Jul13. Service charge 6.25 and fee 44 debited 31Oct13. Service charge 2,226.43 and fee 44 debited 17Jun14. Service charge 12.50 and fee 44 debited 15Dec14. Service charge 25 and fee 44 debited 10Apr15. Service charge 18.75 and fee 44 debited 28May15.

RISK.09 - Potential Shortfall: Updated valuation report carried out in Dec11 shows current LTV is 153%, which could drive into a potential shortfall is the property has to be sold.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Letter to customer dated 19th October 2015 relating to a refund of late payment fees. The letter explains that a review concluded that the level of support provided to customers who missed mortgage payments did not justify the fees charged and the customer was refunded 120 to the mortgage account.	Current property value taken from latest receivership property report.	1	1	120,815.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	8-Sep-05	120,815.00	300	8-Sep-30	2.2	1.95	IO	130,536.58	226.11	0.00	0.00	0.00																Leasehold	Flat	140,000.00	12-Jul-05	86.30	Full	85,000.00	9-Dec-11	153.57	Full	Valuation Report	N		Sale of property.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								Y	LPA has been instructed and disinstructed in 2013. The issue relates to the Receiver having an interest in the property. The account was significantly in credit at the time.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
159	C	A	A	✗	✓	✓	✓	✓	✓
RISK.61 - Ground Rent Debited: Service charge 755 and 50 fee debited 15Jul09. Service charge 652 and 50 fee debited 30Oct09. Service charge 702 and 50 fee debited 14Apr10. Service charge 671 and 50 fee debited 19Aug10. Service charge 467.50 and 50 fee debited 30Sep10. Service charge 517.50 and fee of 50 debited 30Mar11. Service charge 480 and 50 fee debited 27Oct11. Service charge 530 and 50 fee debited 11May12. Service charge 480 and 50 fee debited 19Jun12. Service charge 517.50 and 50 fee debited 21Sep12. Service charge 517.50 and 50 fee debited 26Mar13. Service charge 451 and 44 fee debited 21Mar14.

RISK.09 - Potential Shortfall: Updated valuation report carried out in Nov11 shows current LTV is 209%, which could drive into a potential shortfall is the property has to be sold.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Letter dated 19Oct15 relating to refund of late payment fees on mortgage. 40 refunded to mortgage account.	Current property value taken from latest receivership property report.	1	1	90,618.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	13-Oct-05	90,618.00	300	13-Oct-30	2.2	1.95	IO	104,921.99	180.16	0.00	0.00	0.00																Leasehold	Flat	105,000.00	15-Jul-05	86.30	Full	50,000.00	23-Nov-11	209.84	Full	Valuation Report	N		Sale of property.			Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	6-Jul-09				None			None			N									Y	Originally instructed 23rd June 2009 in respect of historic arrears. The account is currently up to date	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
160	C	A	A	✗	✓	✓	✓	✓	✓	RISK.61 - Ground Rent Debited: Ground Rent / Service Charges debited to the account as follows 500 10Dec09, 500 05Nov10, 118.29 02Mar15, 4,946.38 26Jan16. RISK.09 - Potential Shortfall: Updated valuation report carried out in Oct11 shows current LTV is 212%, which could drive into a potential shortfall is the property has to be sold.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 280. A letter was sent to the borrower on this date and the amount of 280 was credited to the account.		1	1	99,246.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	3-Nov-05	99,246.00	300	3-Nov-30	2.2	1.95	IO	117,026.54	200.43	0.00	0.00	0.00																Leasehold	Flat	115,000.00	12-Jul-05	86.30	Full	55,000.00	21-Oct-11	212.78	Full	Valuation Report	N		Sale of property	Y	Y	Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	4-Dec-09				None		Arrangement relates to the appointment of the LPA receiver which was then disinstructed in Nov12.	None			N	None								Y	LPA receiver instructed in 16Nov09 letter on file. LPA receiver disinstructed Nov12.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
161	A	A	A	✗	✓	✓	✓	✓	✓		✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 560.  A letter was sent to the borrower on this date and the amount of 560 was credited to the account.

RISK.30 - BKO / IVA Post-Completion: System note dated 18Dec12 confirms Borrower made bankrupt24Aug12. Property placed in to receivership 01Mar13. Property transferred out of receivership back to borrower on 15Feb17. Letter on file same date confirming agreement of the transfer subject to the bankruptcy being discharged and the lenders first charge not being affected.
																1	1	148,423.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	31-Oct-05	148,423.00	240	31-Oct-25	2.2	1.95	IO	141,588.13	245.18	0.00	0.00	0.00																Freehold	Detached / Semi	172,000.00	20-Sep-05	86.29	Full	157,500.00	25-Feb-16	89.90	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	13-Dec-16				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 01Mar13. Transferred out from LPA receiver 15Feb17	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
162	A	A	A	✗	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 720. A letter was sent to the borrower on this date and the amount of 720 was credited to the account. RISK.30 - BKO / IVA Post-Completion: System note dated 18Dec12 confirms Borrower made bankrupt24Aug12. Property placed in to receivership 01Mar13.	Updated property value taken from latest property report made by LPAR.	1	1	142,383.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	31-Oct-05	142,383.00	240	31-Oct-25	2.2	1.95	IO	145,384.59	248.14	0.00	0.00	0.00																Freehold	Detached / Semi	165,000.00	21-Sep-05	86.29	Full	150,000.00	15-Aug-16	96.92	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	18-Jan-16				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 01Mar13.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
163	A	A	A	✗	✓	✓	✓	✓	✓		✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 840.  A letter was sent to the borrower on this date and the amount of 840 was credited to the account.

RISK.30 - BKO / IVA Post-Completion: System note dated 25Oct12 confirms Borrower made bankrupt24Aug12. Property placed in to receivership 01Mar13. Property transferred out of receivership back to borrower on 15Feb17. Letter on file same date confirming agreement of the transfer subject to the bankruptcy being discharged and the lenders first charge not being affected.
															Current property value taken from latest receivership property report.	1	1	146,697.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	31-Oct-05	146,697.00	240	31-Oct-25	2.2	1.95	IO	144,377.74	247.22	0.00	0.00	0.00																Freehold	Detached / Semi	170,000.00	20-Sep-05	86.29	Full	150,000.00	15-Mar-16	96.25	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	14-Oct-16				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 01Mar13. Transferred out from LPA receiver 15Feb17	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
164	A	A	A	✗	✓	✓	✓	✓	✓		✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 560.  A letter was sent to the borrower on this date and the amount of 560 was credited to the account.

RISK.30 - BKO / IVA Post-Completion: System note dated 25Oct12 confirms Borrower made bankrupt24Aug12. Property placed in to receivership 01Mar13. Property transferred out of receivership back to borrower on 15Feb17. Letter on file same date confirming agreement of the transfer subject to the bankruptcy being discharged and the lenders first charge not being affected.
															Property value taken from latest receivership property report.	1	1	129,442.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	31-Oct-05	129,442.00	240	31-Oct-25	2.2	1.95	IO	124,186.34	213.72	0.00	0.00	0.00																Freehold	Detached / Semi	150,000.00	20-Sep-05	86.29	Full	120,000.00	13-Jan-15	103.49	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	12-Jul-16				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 01Mar13. Transferred out from LPA receiver 15Feb17	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
165	A	A	A	✗	✓	✓	✓	✓	✓		✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 680.  A letter was sent to the borrower on this date and the amount of 680 was credited to the account.

RISK.30 - BKO / IVA Post-Completion: System note dated 25Oct12 confirms Borrower made bankrupt24Aug12. Property placed in to receivership 01Mar13. Property transferred out of receivership back to borrower on 15Feb17. Letter on file same date confirming agreement of the transfer subject to the bankruptcy being discharged and the lenders first charge not being affected.
															Current property value taken from latest receivership property report.	1	1	129,442.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	31-Oct-05	129,442.00	240	31-Oct-25	2.2	1.95	IO	137,892.14	229.28	0.00	0.00	0.00																Freehold	Detached / Semi	150,000.00	20-Sep-05	86.29	Full	130,000.00	17-Oct-16	106.07	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	11-Apr-16				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 01Mar13. Transferred out from LPA receiver 15Feb17	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
166	A	A	A	✗	✓	✓	✓	✓	✓		✗	✓	✓
RISK.30 - BKO / IVA Post-Completion: System note dated 25Oct12 confirms Borrower made bankrupt 24Aug12. Property placed in to receivership 01Mar13. Property transferred out of receivership back to borrower on 15Feb17. Letter on file same date confirming agreement of the transfer subject to the bankruptcy being discharged and the lenders first charge not being affected.

INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 560.  A letter was sent to the borrower on this date and the amount of 560 was credited to the account.
															Current property value taken from latest receivership property report.	1	1	148,423.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	31-Oct-05	148,423.00	240	31-Oct-25	2.2	1.95	IO	144,897.80	247.45	0.00	0.00	0.00																Freehold	Detached / Semi	172,000.00	20-Sep-05	86.29	Full	145,000.00	1-Jun-16	99.93	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	9-Nov-16				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 01Mar13. Transferred out from LPA receiver 15Feb17	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
167	A	A	A	✗	✓	✓	✓	✓	✓		✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 680. A letter was sent to the borrower on this date and the amount of 680 was credited to the account.

RISK.30 - BKO / IVA Post-Completion: System note dated 25Oct12 confirms Borrower made bankrupt24Aug12. Property placed in to receivership 01Mar13. Property transferred out of receivership back to borrower on 15Feb17. Letter on file same date confirming agreement of the transfer subject to the bankruptcy being discharged and the lenders first charge not being affected
															Current property value taken from latest receivership property report.	1	1	142,383.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance Only	31-Oct-05	142,383.00	240	31-Oct-25	2.2	1.95	IO	145,076.20	242.47	0.00	0.00	0.00																Freehold	Detached / Semi	165,000.00	21-Sep-05	86.29	Full	135,000.00	4-Mar-16	107.46	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	11-Jul-16				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 01Mar13. Transferred out from LPA receiver 15Feb17	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
168	A	A	A	✗	✓	✓	✓	✓	✓		✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 440. A letter was sent to the borrower on this date and the amount of 440 was credited to the account.

RISK.30 - BKO / IVA Post-Completion: System note dated 25Oct12 confirms Borrower made bankrupt24Aug12. Property placed in to receivership 01Mar13. Property transferred out of receivership back to borrower on 15Feb17. Letter on file same date confirming agreement of the transfer subject to the bankruptcy being discharged and the lenders first charge not being affected.
															Current property value taken from latest receivership property report.	1	1	142,383.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	31-Oct-05	142,383.00	240	31-Oct-25	2.2	1.95	IO	137,420.19	237.06	0.00	0.00	0.00																Freehold	Detached / Semi	165,000.00	27-Sep-05	86.29	Full	132,000.00	9-Mar-16	104.11	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	9-Sep-16				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 01Mar13. Transferred out from LPA receiver 15Feb17	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
169	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Missed payment Aug16 paid late in Sep16.Nov16 payment missed. Overpayments made Feb17,Mar17,Apr17 and May17 which cleared the arrears. Jun17 and Jul17 underpaid and then Aug17 and Sep17 payments missed.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 276. A letter was sent to the borrower on this date and the amount of 276 was credited to the account.		1	1	72,525.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	2-Nov-05	72,525.00	240	2-Nov-25	2.2	1.95	IO	74,865.55	135.04	0.00	0.00	0.00																Freehold	Terraced	85,000.00	5-Sep-05	85.32	Full	85,000.00	5-Sep-05	88.08	Full	Valuation Report	N		Sale of property	N		Trying	Remain Static	Unknown	Underpayment made in Jun17 and Jul17. no payment made in Aug17.		No ATP					8-Jun-16	61,000.00
Tenant interviewed but no contact made with borrower. Tenant advised he has been there 13 years. The tenant also advised the borrower is disabled and in a wheelchair but this has not been substantiated so the account has not been marked as vulnerable. Trace request for the borrower instructed on 24Oct16 which located the borrower at a different address which has since been confirmed by the borrower. Address has been changed on the lenders system.
																																																																																						N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
170	B	A	A	✗	✓	✓	✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: System note dated 06Aug15 states that following a meeting of creditors on 22Jul15 borrower 2 has entered in to an IVA. Further system note dated 10Aug15 states a bankruptcy order was made against Borrower 2 on 08Jun15. Since then, annual statements have been received from the IVA administrator confirming the IVA is up to date. No further action has been taken by the lender as the mortgage account has been kept up to date.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 470. A letter was sent to the borrower on this date and the amount of 470 was credited to the account.		1	2	76,995.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	4-Nov-05	76,995.00	300	4-Nov-30	2.2	1.95	IO	80,321.78	143.58	0.00	0.00	0.00																Freehold	Detached / Semi	90,000.00	19-Aug-05	85.55	Full	90,000.00	19-Aug-05	89.25	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	23-Jul-09				None		Arrangement made with borrower to clear arrears and avoid LPA receiver. The arrangement was successful and all arrears were cleared by 21Oct09 as per system note of the same date.	None			Y	None
Litigation solicitors instructed 29Jul14. Letter dated 12Aug14 sent to borrowers confirmed lenders solicitor has applied for a possession order with a hearing scheduled for 01Sep14. Borrower 2 phoned in 29Aug14 and cleared the arrears in full and no further action was taken. Borrower was unaware of the arrears as all administration of the account including the DD on the account was dealt with by a management company. Borrower 2 set up new DD for future payments. There have been no further payment problems.
																																																																																																											Y	LPA receiver instructed 21May09 but put on hold as borrower contacted lender to make an arrangement to clear the arrears on the account. LPA then disinstructed in Oct09 as arrear were cleared.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
171	C	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Aug16 underpaid but caught up in Sep16 when an overpayment was made that put the account in credit. Oct16 underpaid but remained in credit from the previous months overpayment. November paid late which put the account back in to arrears. Dec16 paid late at the beginning of Jan17 which put the account back in to a small credit. Jan17-Mar17 not paid. Overpayment made Apr17 reducing the arrears. May17 payment missed. Overpayment made in Jun17 and all arrears cleared and the account back in credit. There is no DD in place all payments being made by Debit card

RISK.30 - BKO / IVA Post-Completion: System note dated 22Dec16 states borrower is in an IVA. no further action taken.

RISK.61 - Ground Rent Debited: Ground Rent/Service Charges debited to the account as follows: 1022.93 24Dec08,1062.89 10Nov09,659.1019Apr10,342.28 21May10,1025.86 26May11,540.55 23Aug11,2038.1320Aug12,648.93 19Oct12,908.44 09Apr13 and 924.21 30Sep14
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 510. A letter was sent to the borrower on this date and the amount of 510 was credited to the account.		1	1	141,409.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	11-Nov-05	141,409.00	300	11-Nov-30	2.2	1.95	IO	156,455.33	282.32	0.00	460.05	177.73																Leasehold	Flat	165,000.00	17-Oct-05	85.70	Full	165,000.00	17-Oct-05	94.82	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	Unknown			No ATP								Y	Arrangement	9-Nov-09				None		The arrangement relates to historic arrears. The arrangement failed but the arrears were eventually cleared in Jul12	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
172	C	A	A	✗	✓	✓	✓	✓	✓	RISK.09 - Potential Shortfall: Updated valuation report carried out in Aug14 shows current LTV is 147%, which could drive into a potential shortfall is the property has to be sold.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 980. A letter was sent to the borrower on this date and the amount of 980 was credited to the account.	Current property value taken from latest receivership property report.	1	1	50,675.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	14-Dec-05	50,675.00	240	14-Dec-25	2.2	1.95	IO	59,143.52	95.97	0.00	0.00	0.00																Freehold	Terraced	59,000.00	30-Nov-05	85.89	Full	40,000.00	13-Aug-14	147.86	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Historical arrears on the account. Arrangement made 21Jul15 which was maintained and the arrears were cleared in Apr17.		No ATP								Y	Arrangement	21-Jul-15				None			None			Y	SPO	8-Jun-15
Litigation was instructed 29Apr15 and a 28 day suspended order was obtained at a hearing on 08Jun15. Borrower then started an arrangement with the lender which successfully cleared all the arrears on the account.
																																																																																																							21-Jul-15	21-Apr-17	Possession order suspended under an agreement that completed successfully.		N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
173	C	B	A	✗	✗	✓	✓	✓	✓	RISK.09 - Potential Shortfall: Updated valuation report carried out in Sep14 shows current LTV is 147%, which could drive into a potential shortfall is the property has to be sold. PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debit due 1st July 2016 was rejected on 12th July 2016 and a card payment was made on 19th July 2016 to replace. Direct debit due 1st October 2016 was rejected on 11th October 2016. Card payment received 21st October 2016 to replace. It is noted that the account is 11,611.46 overpaid as of the cut off date.	✓	✓	✓			1	1	90,618.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	15-Dec-05	90,618.00	300	15-Dec-30	2.2	1.95	IO	103,483.83	149.82	0.00	0.00	0.00																Freehold	Terraced	105,000.00	11-Oct-05	86.30	Full	70,000.00	16-Sep-14	147.83	Full	Valuation Report	N		Sale of Property			Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears going back to 2010. Account is currently up to date and performing well		No ATP								Y	Arrangement	8-Jul-15				None			None			Y	SPO	1-Feb-09	LBA issued 26Nov08. Hearing date 19Jan09. The account is currently up to date	CMS + 88.89	1-Feb-09		Case was passed to LPA.		Y	LPA instructed 30Apr10 in view of historic arrears. Account is currently up to date	N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
174	C	A	A	✗	✓	✓	✓	✓	✓	RISK.61 - Ground Rent Debited: Ground Rent/Service Charges debited to the account as follows, 25May10 1,723.80, 18Mar11 1,598.90, 16Feb12 1,608.83, 30Jul12 816 and 06Feb13 816. RISK.09 - Potential Shortfall: Updated valuation report carried out in Sep12 shows current LTV is 117%, which could drive into a potential shortfall is the property has to be sold.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 200. A letter was sent to the borrower on this date and the amount of 200 was credited to the account.		1	2	110,629.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	11-Jan-06	110,629.00	264	11-Jan-28	2.2	1.95	IO	135,501.67	226.18	0.00	0.00	0.00																Leasehold	Flat	130,000.00	28-Nov-05	85.10	Full	115,000.00	28-Sep-12	117.83	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP					27-Aug-09		No contact made with borrower. Property is tenanted.	Y	Arrangement	7-Apr-09				None		Arrangement made to clear arrears but the arrangement was not maintained resulting in a field counsellor being instructed and an LPAR being appointed.	None			N	None								Y	LPA receiver instructed 05Nov09. disinstructed 08May13 borrower paid arrears in full.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
175	C	A	A	✗	✓	✓	✓	✓	✓	RISK.09 - Potential Shortfall: Updated valuation report carried out in Jul12 shows current LTV is 138%, which could drive into a potential shortfall is the property has to be sold.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Letter dated 19Oct15 relating to refund of late payment fees. 160 refunded to mortgage account.		1	1	68,629.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	18-Jan-06	68,629.00	300	18-Jan-31	2.2	1.95	IO	69,223.04	120.18	0.00	0.00	0.00																Freehold	Detached / Semi	80,000.00	20-Dec-05	85.79	Full	50,000.00	31-Jul-12	138.45	Full	Valuation Report	N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears between May 2011 and December 2012. Account is currently up to date and performing		No ATP								N	None					None			None			N									Y	Originally instructed 25th May 2011 and withdrawn 27th November 2012. Account is currently up to date and overpaid	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
176	C	A	A	✗	✓	✓	✓	✓	✓	RISK.09 - Potential Shortfall: Updated valuation report carried out in Mar11 shows current LTV is 151%, which could drive into a potential shortfall is the property has to be sold	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 80. A letter was sent to the borrower on this date and the amount of 80 was credited to the account		1	2	81,275.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	25-Jan-06	81,275.00	180	25-Jan-21	2.2	1.95	IO	85,066.07	150.14	0.00	0.00	0.00																Freehold	Terraced	95,000.00	2-Dec-05	85.55	Full	56,000.00	17-Mar-11	151.90	Full	Valuation Report	N		Sale of property			Paying	No Current Arrears	No Arrears in last 12 months	Account was in arrears January 2010 until May 2011. LPA instructed. Account is currently up to date		No ATP								Y	Arrangement	26-Nov-09				None			None			N	None								Y	Instructed 14th January 2010 and disinstructed 24th May 2011. Account is currently up to date.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
177	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: No payments made between Jul16 and May17 inclusive. Arrears then cleared in full by card payment of 4,848.24 on 01Jun17 which put the account in credit by 740.36. RISK.61 - Ground Rent Debited: Ground Rent/Service Charges debited to the account as follows, 674.84 27Mar07, 1387.54 08May09, 1,344.35 07Jul10, 1,223.02 08Apr11, 1,767.69 01May12, 1,431.74 05Apr13, 950. 08Apr13, 4,433.28 02Jun15 and 1,417.36 24Jun16.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 666. A letter was sent to the borrower on this date and the amount of 666 was credited to the account.	Current property value taken from latest receivership property report.	1	1	116,970.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	3-Feb-06	116,970.00	300	3-Feb-31	2.2	1.95	IO	143,495.30	246.13	0.00	3,861.75	3,615.62																Leasehold	Flat	136,995.00	3-Oct-05	85.38	Full	150,000.00	21-Sep-16	95.66	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	Marital Split	Arrears due to a marital split and the property being empty. It was previously rented to Malaysian students who had left.		No ATP					10-Sep-14	145,000.00	Property found to be empty. no contact made with borrower.	Y	Arrangement	8-Mar-11				None		Historical arrears arrangement made with customer and arrears cleared Apr12	None			N	None								Y	LPA receiver Connells Aug15 who took control of the property as it was vacant. LPA disinstructed Jun17 after payment of all arrears and property handed back to borrower.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
178	C	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Payments missed in Sep16, Oct16, Dec16 and Jan17. Account is now being dealt with by an LPA receiver and all monthly payments from Feb17 have been made and the account is now in credit. RISK.36 - Borrower whereabouts unknown: System note dated 05Jun17 states mail returned marked gone away at borrowers correspondence address. RISK.70 - Property in Possession: Property repossessed on 18Aug17.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 430. A letter was sent to the borrower on this date and the amount of 430 was credited to the account.	Current property value taken from latest receivership property report.	1	1	84,191.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	10-Feb-06	84,191.00	276	10-Feb-29	2.2	1.95	IO	86,987.35	154.68	0.00	0.00	0.00																Freehold	Detached / Semi	110,000.00	15-Nov-05	76.54	Full	85,000.00	28-Feb-17	102.34	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	Unknown	Loan has been in and out of arrears historically. Latest 12 months arrears due to non payment in Sep, Oct and Dec16 and Jan17. Account is currently up to date.		No ATP								Y	Arrangement	10-May-17				None		Arrangement relates to the LPA receiver being instructed.	None			Y	In Possession	4-Aug-17	Court hearing date 04Aug17 possession order granted, possession to be taken within 14 days. System note dated 29Aug17 states property currently in the process of being sold by receiver at an asking price of 105,000 which will give an approximate surplus of 18k.						Y	LPA receiver instructed 19Jan17 property still controlled by receiver.	Y	18-Aug-17	Y		105,000.00	29-Aug-17	N	Property currently being marketed for sale	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
179	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 750. A letter was sent to the borrower on this date and the amount of 750 was credited to the account.		1	1	132,275.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Home Improvements	13-Feb-06	132,275.00	300	13-Feb-31	2.2	1.95	IO	139,313.45	244.34	0.00	0.00	0.00																Freehold	Terraced	155,000.00	9-Jan-06	85.34	Full	155,000.00	9-Jan-06	89.88	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			Y	None
Historic arrears. Litigation action commenced 27Jun14 with a hearing date set for 05Aug14. Hearing did not take place as the full arrears were cleared by borrower and the solicitors were dis instructed 10Jul14
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
180	C	A	B	✗	✓	✗	✓	✓	✓	RISK.09 - Potential Shortfall: Updated valuation report carried out in Dec14 shows current LTV is 158%, which could drive into a potential shortfall is the property has to be sold. COLL.02 - Communication with borrowers not correctly conducted: File note dated 6th April 2016 relating to the fact that the account has been overcharged by 67.68. Letter was to be sent to customer to confirm but no evidence of this happening on file. RISK.34 - Sensitive - Deceased borrower: Borrower 2 died 12th April 2016.	✓	✗	✓	MISS.04 - Valuation Missing: Latest valuation dated 1st December 2014 not on file.		1	2	119,525.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance Only	24-Mar-06	119,525.00	300	24-Mar-31	2.2	1.95	IO	118,575.89	183.77	0.00	0.00	0.00																Freehold	Terraced	140,000.00	17-Nov-05	85.38	Full	75,000.00	1-Dec-14	158.10	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears commencing in 2006 and reached a peak of 12 months arrears in 2010 and cleared by May 2011. Account is currently up to date and overpaid.		No ATP								Y	Arrangement	3-Feb-14				None		Arrangement relates to an arrangement made 3rd February 2014 to make payments of CMS plus 355.54 based on LPA recommendations	None			N	None								Y	LPA originally instructed 6th July 2009 and remained appointed until 22nd January 2015.	N								✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
181	C	A	A	✗	✓	✓	✓	✓	✓
RISK.09 - Potential Shortfall: Updated valuation report carried out in Sep11 shows current LTV is 188%, which could drive into a potential shortfall is the property has to be sold.

RISK.61 - Ground Rent Debited: Ground Rent/Service Charges debited to the account as follows, 5,433.69 12Oct09, 1,784.67 15May11, 1,313.98 16Nov11, 878.28 25Nov11, 1,222.85 27Apr12, 1,565.46 03Oct12, 631.16 14Nov12, 1,151.50 15Apr13, 2,394.33 05Jun13, 5,978.48 23Jan14, 1,360.45 09May14, 881.50 11Nov14, 1,088.56 05Jan15, 20,919.75 06Mar15, 1,259.98 15Apr15, 376 26Aug15, 5,602.41 13Nov15, 454 31Mar16 and 1,073.07 26Oct16.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 160. A letter was sent to the borrower on this date and the amount of 160 was credited to the account.		1	1	149,325.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	11-Apr-06	149,325.00	300	11-Apr-31	2.2	1.95	IO	207,449.38	367.28	0.00	0.00	0.00																Leasehold	Flat	175,000.00	7-Mar-06	85.33	Full	110,000.00	5-Sep-11	188.59	Full	Valuation Report	N		Property sale.	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP					22-Oct-09		Report received 16Nov09 and Borrower set up an arrangement with lender to clear the arrears	Y	Arrangement	25-Nov-09				None		Historic arrears. Arrangement set up 25Nov09 over 2 months at CMS + 309.76 to clear arrears. Nov09 collected Dec09 did not and plan failed. Arrears were cleared by card payment 18Jan10.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
182	C	A	A	✗	✓	✓	✓	✓	✓	RISK.09 - Potential Shortfall: Updated valuation report carried out in Apr12 shows current LTV is 171%, which could drive into a potential shortfall is the property has to be sold.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 480. A letter was sent to the borrower on this date and the amount of 480 was credited to the account.		1	2	73,625.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	20-Apr-06	73,625.00	180	20-Apr-21	2.2	1.95	IO	77,031.93	135.57	0.00	0.00	0.00																Leasehold	Flat	86,000.00	22-Dec-05	85.61	Full	45,000.00	18-Apr-12	171.18	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP					27-Feb-09		No contact made with borrower property currently tenanted.	Y	Arrangement, Concession	22-Oct-09	20-Aug-10			Payment holiday (Forbearance)	20-Aug-2010
Arrangement set up of cms + 119.28 on 22Oct 09 to clear existing arrears. Plan failed Apr10 and arrears started to increase again. Concession made 20Aug10 for no payments to be received for 3 months due to cashflow problems. Letter of confirmation sent to Borrower 20Aug10. Once the concession ended the Borrower was unable to make regular payments and the arrears continued to increase resulting in an LPA receiver being appointed.
																																																																																															None			N	None								Y	LPA Receiver instructed 31Mar11 and all arrears cleared by 28Mar12 LPA Receiver disinstructed 02May12 and control of property given back to Borrower No further arrears since then.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
183	C	A	A	✗	✓	✓	✓	✓	✓	RISK.09 - Potential Shortfall: Updated valuation report carried out in Nov16 shows current LTV is 128%, which could drive into a potential shortfall is the property has to be sold. RISK.61 - Ground Rent Debited: Ground Rent/Service Charges debited to the account as follows, 08Jan10 367.70, 23Feb11 473.83, 19Nov12 4,143.61, 13Feb15 3,225.17, 04Mar15 1,136.74, 09Feb17 3,453.20 and 22Mar17 681.88.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 200. A letter was sent to the borrower on this date and the amount of 200 was credited to the account.	Current property value taken from latest receivership property report.	1	2	112,189.00	PHL	N	BTL	N	N	BBR	N	0	Y	Purchase	BTL Purchase	22-Jun-06	112,189.00	228	22-Jun-25	1.64	1.39	IO	108,827.70	132.36	0.00	0.00	0.00																Leasehold	Flat	131,250.00	22-May-06	85.48	Full	85,000.00	1-Nov-16	128.03	Full	Valuation Report	N		Sale of property	Y		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	10-May-17				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 12Aug10. The account is still with the LPA receiver.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
184	C	A	A	✗	✓	✓	✓	✓	✓	RISK.09 - Potential Shortfall: Property value 40,000 quoted in data as at January. Valuation not found. Mortgage has increased to 105,459 since origination due to debit of ground rent, service charge and fees. If the valuation figure is correct there is a risk of a shortfall on sale unless asset value significantly increases. RISK.61 - Ground Rent Debited: Ground rent and service charges have been debited - the mortgage balance has increased from 79,575 at origination to current balance 105,459 and a proportion of this increase is due to ground rent and service charges.	✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 320 19Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.

INFO.42 - Remediation - Discount rate end date issue: On 09May16, the lender wrote to the borrowers and advised that the initial discount rate had ended too soon and that they did not maintain the discounted rate for as long as they should have done. As such the lender overcharged interest from the date of the error until the end of the discounted period. Only one payment was affected. The lender refunded the over charged interest with 8% interest added and 20% tax deducted. A cheque for 15.97 was sent to the borrowers.

RISK.30 - BKO / IVA Post-Completion: Borrower declared bankrupt 20Sep10.
																1	1	79,575.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	29-Jun-06	79,575.00	300	29-Jun-31	2.2	1.95	IO	105,459.53	172.43	0.00	0.00	0.00																Leasehold	Flat	93,000.00	27-Jun-06	85.56	Full	40,000.00	13-Jan-14	263.65	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Arrears arose soon after origination and continued until April 2012. Thereafter payments began to exceed CMS leading to payment surpluses, Payments made satisfactorily in 12 months to end June 2017.		No ATP								Y	Arrangement	25-Mar-14				None			None			N									Y	LPA Receiver appointed 13-Jan-2011 and acted until 20-May-2014.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
185	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1194. A letter was sent to the borrower on this date and the amount of 1194 was credited to the account.		1	1	54,332.64	PHL	N	BTL	N	N	LIBOR	N	0	N	Remortgage	BTL Refinance and Capital	22-Sep-06	54,332.64	300	22-Sep-31	3.57	3.2	IO	56,389.64	161.97	0.00	0.00	0.00																Leasehold	Terraced	64,000.00	12-Sep-06	84.89	Full	64,000.00	12-Sep-06	88.11	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	8-Jun-09				None		Arrangement relates to historic arrears that built up as a result of the DD being cancelled in error. The arrears were cleared in full by card payment on 03Jul09 and a new DD was set up.	None			Y	None
Historic Litigation instructed on16Oct13. Hearing date 02Dec13 where a 28 day possession order was granted. The borrower cleared the arrears in full by debit card on the same day. The solicitors were dis instructed on 17Mar14. The arrears had accrued due to the property being empty for 6 months.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
186	B	B	A	✗	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments are being made by standing Order and underpayments made in Jul16 and Aug16. However, the account was in in credit at the time. The payment due reduced in Sep 16 and there have been no further underpayments and the account remains in credit. RISK.61 - Ground Rent Debited: Ground Rent/Service Charges debited to the account as follows: 298.45 14Apr09,797 23Nov09,477.70 31Mar10,299.22 22Jun10,469 27May11,1307.66 16Jun11,1783.61 26Jul12,2209.84 18Sep13 and 984 16Apr14.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1242. A letter was sent to the borrower on this date and the amount of 1242 was credited to the account.		1	1	168,266.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	26-Sep-06	168,266.00	360	26-Sep-36	2.2	1.95	IO	187,184.77	331.73	0.00	0.00	0.00																Leasehold	Flat	195,000.00	18-Jul-06	86.29	Full	195,000.00	18-Jul-06	95.99	Full	Valuation Report	N		Sale of property	Y	Y	Paying	No Current Arrears	No Arrears in last 12 months			No ATP					15-Dec-15	200,000.00	No contact made with borrower. However borrower cleared the arrears in full on 15Jan16	N	None					None			None			N	None								Y	Historic arrears on the account. LPA instructed 19Jul10 and were dis instructed 13May 11 after the arrears had been cleared in full	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
187	C	A	A	✗	✓	✓	✓	✓	✓	RISK.09 - Potential Shortfall: Updated valuation report carried out in Jul12 shows current LTV is 113%, which could drive into a potential shortfall is the property has to be sold.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 596. A letter was sent to the borrower on this date and the amount of 596 was credited to the account.	Current property value taken from latest receivership property report.	1	2	107,873.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	11-Oct-06	107,873.00	240	11-Oct-26	2.2	1.95	IO	113,329.71	200.84	0.00	0.00	0.00																Freehold	Terraced	125,000.00	4-Sep-06	86.30	Full	99,950.00	9-Jul-12	113.39	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	12-Dec-11				None		Historic arrears. Arrangement set up to clear the arrears which failed resulting in an LPA receiver being instructed 09May12.	None			N	None								Y
LPA receiver appointed 09May12 following a broken arrangement to clear historic arrears. The arrears were cleared in full 03Dec12. The LPA LPA receiver was dis instructed 09Jan13 and the property handed back to the borrower.
																																																																																																													N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
188	C	A	A	✗	✓	✓	✓	✓	✓
RISK.09 - Potential Shortfall: Updated valuation report carried out in Dec15 shows current LTV is 151%, which could drive into a potential shortfall is the property has to be sold.

RISK.33 - Vulnerability - physical health: Property controlled by LPA receiver. System note dated 07Feb17 states the tenant is elderly and has adapted the property to her needs. LPA receiver recommendation is that the property continue to be let to the existing tenant.

RISK.89 - Other Property Risk: Property controlled by LPA receiver . System note dated 07Feb17 states the Receiver does not consider the property fit for letting in its present condition. Decoration is poor and dirty and there is condensation around the air vent in the lounge and recommends the lender obtains quotes for the work. Further system note dated 05Jun17 states quotes not authorised it is the tenants responsibility to maintain the property. Further system note dated 08Sep17 states lender is aware of the tenant age and infirmity and will monitor the situation and if things worsen significantly or any health and safety issues arise could potentially reconsider the situation. As far as cleanliness is concerned the tenant should make arrangements for this to be sorted. The tenant has been capable of getting adaptations carried out to the property so could do the same with the cleanliness if she is not able to sort this herself.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1120. A letter was sent to the borrower on this date and the amount of 1120 was credited to the account. RISK.30 - BKO / IVA Post-Completion: System note dated 20Sep12 states letter received from the Insolvency Service confirming the applicant was made bankrupt on 29Dec10.		1	1	107,873.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	3-Nov-06	107,873.00	300	3-Nov-31	2.2	1.95	IO	121,225.04	172.60	0.00	0.00	0.00																Leasehold	Flat	125,000.00	2-Aug-06	86.30	Full	80,000.00	11-Dec-15	151.53	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	8-Jun-17				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver appointed 04Sep12. Property still controlled by Receiver.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
189	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: No payments made Jul16 to Nov16 inclusive and underpayment made in Dec16 as the account was in credit arrears. This used all the credit arrears. Jan17 and Feb17 paid late,Mar17 and Apr17 missed putting the account 2 months in arrears. May 17 and June17 overpaid and account back in credit arrears of -194.89 as at 30Jun17.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 708. A letter was sent to the borrower on this date and the amount of 708 was credited to the account.		1	1	102,629.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Home Improvements	20-Nov-06	102,629.00	300	20-Nov-31	2.25	2	IO	120,109.39	194.89	0.00	194.89	389.78																Freehold	Detached / Semi	125,000.00	13-Sep-06	82.10	Full	125,000.00	13-Sep-06	96.09	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	BTL - Tenants not paying			No ATP								Y	Arrangement	29-Dec-15				None		The arrangement relates to the instruction of the LPA receiver as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 21Oct15. LPA receiver dis instructed and property given back to borrower 16May16	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
190	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 240. A letter was sent to the borrower on this date and the amount of 240 was credited to the account.	Current property value taken from latest receivership property report.	1	1	113,031.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	21-Nov-06	113,031.00	300	21-Nov-31	2.2	1.95	IO	123,640.35	202.53	0.00	0.00	0.00																Freehold	Detached / Semi	170,000.00	9-Oct-06	66.49	Full	130,000.00	27-Aug-13	95.11	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	1-Apr-14				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver instructed 18Dec09. Disinstructed 07May14 and property given back to borrower. No further payment problems since.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
191	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 200. A letter was sent to the borrower on this date and the amount of 200 was credited to the account.		1	1	153,629.00	PHL	N	BTL	N	N	BBR	N	0	Y	Remortgage	BTL Refinance Only	24-Jan-07	153,629.00	300	24-Jan-32	1.64	1.39	IO	161,050.66	197.92	0.00	0.00	0.00																Freehold	Terraced	180,000.00	11-Dec-06	85.35	Full	150,000.00	1-May-15	107.37	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	22-Jun-15				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			Y	None
Historic arrears. Litigation instructed 05Jul07 with a hearing date set for 05Mar08. Possession order granted and an eviction date was set for 16Jul08. Eviction cancelled as the borrower reduced the arrears. The arrears then started to accumulate again and this time the lender went down the route of appointing an LPA as there was a tenant in the property.
																																																																																																											Y	LPA receiver instructed 18Dec09. Transferred out from LPA receiver back to borrower 22Jul15	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
192	D	A	A	✗	✓	✓	✓	✓	✓
RISK.09 - Potential Shortfall: Updated valuation report carried out in Mar13 shows current LTV is 145%, which could drive into a potential shortfall is the property has to be sold.

RISK.61 - Ground Rent Debited: Ground rent / service charges debited to mortgage - 1245.72 on 27Nov09, 625.78 on 13Jan00, 190 on 28Oct10, 845.32 on 04Nov10, 335 on 28Sep11, 1325.30 on 23May12, 604 on 10Oct12, 1239.28 on 08Apr13, 496 on 14Nov13, 496 on 30Dec14, 1279.45 on 14Apr15.

RISK.59 - Other Borrower Risk: File note 27Jan14 states that borrower serving a custodial sentence until Aug14. System shows a flag  High Risk Customer - SIP which means that the borrower is of interest to the lenders Financial Crime Unit on an on-going basis.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 320 22Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	112,217.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	29-Mar-07	112,217.00	240	29-Mar-27	2.25	2	IO	116,377.18	202.53	0.00	0.00	0.00																Leasehold	Flat	132,500.00	20-Feb-07	84.69	Full	80,000.00	25-Mar-13	145.47	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Mortgage showed arrears shortly after origination and these were cleared bu November 2009 when a payment surplus began to be built. Payments all satisfactorily made in 12 months to June 2017.		No ATP								Y	Arrangement	23-Aug-13				None			None			N	None								Y	LPA Receiver appointed 21May09 and acted until 23Oct13.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
193	B	A	A	✗	✓	✓	✓	✓	✓	RISK.05 - Switched to IO - no repayment vehicle: Loan switched to IO in Feb08, repayment vehicle not disclosed.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 230. A letter was sent to the borrower on this date and the amount of 230 was credited to the account.		1	1	132,475.00	PHL	N	BTL	N	N	BBR	N	0	Y	Purchase	BTL Purchase	14-Jun-07	132,475.00	180	14-Jun-22	2.25	2	IO	130,911.85	243.32	0.00	0.00	0.00																Freehold	Terraced	155,000.00	21-May-07	85.47	Full	155,000.00	21-May-07	84.46	Full	Valuation Report	N		Unknown	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Switch to IO			1-Feb-08		Permanent switch to Interest only	01-Feb-2008	Letter on file received from borrower requesting loan repayment method to be switched from C&I to I/O. Switching fee paid 75.00.				Y	None		Litigation was instructed on 28Jul14 with a Hearing date set for 03Sep14. Hearing was adjourned as the borrower cleared the arrears in full 27Aug14. no further litigation action.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
194	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 596. A letter was sent to the borrower on this date and the amount of 596 was credited to the account.		1	1	58,629.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	13-Jul-07	58,629.00	300	13-Jul-32	2.5	2.25	IO	60,853.67	123.41	0.00	0.00	0.00																Leasehold	Terraced	64,000.00	17-Apr-07	91.61	Full	64,000.00	17-Apr-07	95.08	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			ATP Pending								N	None					Multiple (Specify)			None			Y	None	7-Jan-14
Historic arrears in 2013. Litigation instructed 21Nov13 with a hearing date set for 08Jan14. Borrower rang lender on 07Jan14 and cleared the arrears in full. The hearing was adjourned and there have been no further litigation issues.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
195	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 752. A letter was sent to the borrower on this date and the amount of 752 was credited to the account.		1	1	63,125.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	4-Oct-07	63,125.00	300	4-Oct-32	2.5	2.25	IO	65,030.65	132.75	0.00	0.00	0.00																Leasehold	Terraced	69,000.00	21-Aug-07	91.49	Full	69,000.00	21-Aug-07	94.25	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			Y	None	21-Jan-14	Historic arrears. Litigation instructed 25Nov13 with a hearing date set of 22Jan14. Borrower rang lender 21Jan14 and cleared the arrears in full. No further litigation issues.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
196	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 266. A letter was sent to the borrower on this date and the amount of 266 was credited to the account.		1	3	77,495.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	25-Jul-07	77,495.00	300	25-Jul-32	1.29	1.04	IO	78,523.02	84.13	0.00	0.00	0.00																Freehold	Terraced	90,000.00	27-Apr-07	86.11	Full	90,000.00	27-Apr-07	87.25	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
197	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 502. A letter was sent to the borrower on this date and the amount of 502 was credited to the account.	Underpayment Jul17 and payment missed Aug17. Since then overpayments have been made every month by Bank Giro credit payments and the arrears were cleared in full Jun17. The Jun17 overpayment put the account in credit by -20.28. Overpayments continue to be made.	1	1	106,550.00	PHL	N	BTL	N	N	BBR	N	0	Y	Purchase	BTL Purchase	1-Aug-07	106,550.00	240	1-Aug-27	2.25	2	IO	109,716.51	204.34	0.00	0.38	46.04																Leasehold	Flat	124,500.00	17-Jul-07	85.58	Full	124,500.00	17-Jul-07	88.13	Full				Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Borrower spoke to lender 14Jun16 stating he is self employed and sometimes use the rental money to live on while waiting to be paid for work.		No ATP					2-Oct-15		Unsuccessful visit no contact made with borrower	Y	Arrangement, Concession	11-Nov-14	23-May-09			Payment holiday (Forbearance)	23-May-2009	Payment holiday allowed for 1 month Jun09. Letter of confirmation on file dated 22May09. Arrangement relates to Historic arrears, plan commenced 11Nov14 for 9 months at cms+138. Plan failed May15.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
198	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 114. A letter was sent to the borrower on this date and the amount of 114 was credited to the account.		1	1	91,350.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	14-Aug-07	91,350.00	240	14-Aug-27	2.25	2	IO	93,677.74	174.74	0.00	0.00	0.00																Leasehold	Flat	115,000.00	6-Jul-07	79.43	Full	115,000.00	6-Jul-07	81.46	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP					10-Aug-15		No contact made with borrower	N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
199	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: No payments made between Jul16 and Apr17 inclusive. Overpayment made May17 and arrears cleared in full by card payment 05Jun17. RISK.61 - Ground Rent Debited: Ground Rent/Service Charges debited to the account as follows: 990.28 19Dec11,566.26 06Mar13,1299.45 12Aug14,834.98 18Sep15 and 1491.58 06Feb17	✓	✓	✓			1	1	52,025.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	23-Aug-07	52,025.00	360	23-Aug-37	2.5	2.25	IO	58,702.90	121.18	0.00	1,813.07	2,291.89																Leasehold	Flat	57,000.00	25-May-07	91.27	Full	57,000.00	25-May-07	102.99	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	Unemployed	No payments made for 18 consecutive months from Dec15 to months May17.
Account already in arrears by 8 months a year ago. No payments made for the next 10 months resulting in 18 months of arrears and the commencement of litigation action. System note states arrears are due to unemployment.
																																																																														No ATP					23-Nov-16		no contact made with Borrower.	N	None					None			None			Y	None	6-Jun-17	Solicitors instructed 09May17 with a Court Hearing date set for 20Jun17. Hearing adjourned as the Borrower cleared the arrears in full on 05Jun17						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
200	A	A	A	✗	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 152. A letter was sent to the borrower on this date and the amount of 152 was credited to the account. RISK.30 - BKO / IVA Post-Completion: System note dated 23Jun14 states Borrower 1 made bankrupt on 11Mar14. No further bankruptcy action noted		1	2	95,801.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	3-Sep-07	95,801.00	264	3-Sep-29	2.25	2	IO	97,929.13	181.92	0.00	0.00	0.00																Freehold	Terraced	115,000.00	6-Jun-07	83.31	Full	115,000.00	6-Jun-07	85.16	Full		N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears		No ATP								N	None					None			None			Y	None	9-Sep-14	Solicitors instructed 29Aug14 with a Hearing date set for 07Oct14. Hearing adjourned as Borrower cleared arrears in full on 09Sep14. Litigation action ceased 09Sep14.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
201	B	B	A	✗	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Sep17 and Nov17 DD bounced at the first collection attempt but were both successfully collected when represented later in the month. RISK.32 - Vulnerability - severe or long term illness: System note dated 21Jun16 states borrower has been unwell for the last 12 months and unable to work for the last 3 months. Borrower has Angina and has had 4 stents fitted. RISK.61 - Ground Rent Debited: Ground Rent/Service Charges debited to the account 600.00 06Oct16	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 40. A letter was sent to the borrower on this date and the amount of 40 was credited to the account.		1	1	114,595.00	PHL	N	BTL	N	N	BBR	N	0	Y	Purchase	BTL Purchase	21-Sep-07	114,595.00	180	21-Sep-22	2.25	2	IO	117,006.45	216.15	0.00	0.00	0.00																Leasehold	Flat	134,000.00	19-Jul-07	85.52	Full	134,000.00	19-Jul-07	87.32	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Historic arrears that have been cleared in the last 12 months.		No ATP					3-Nov-16			Y	Arrangement	19-Jan-17				None		Historic arrears. The Account began the last 12 months in arrears overpayments were made in Jan17 and Feb17 and the arrears were cleared in full. No further arrears since then.	None			Y	None	23-Jan-17
Solicitors instructed 12May16 with a Hearing date set for  22Jun16. Hearing adjourned as the borrower contacted the lender 21Jun16 to make an arrangement to clear the arrears and to inform the lender of a health issue. Litigation reinstructed 28Nov16 due to new arrears  with a hearing date set of 23Jan17. Hearing adjourned again as Borrower came to an arrangement with the lender and the arrears were cleared in full on 19Jan17. Litigation action ceased 23Jan17.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
202	C	A	A	✗	✓	✓	✓	✓	✓	RISK.61 - Ground Rent Debited: Ground Rent/Service Charges debited to the account as follows, 1,840.76 14Sep12, 405 01Nov12, 631.53 19Dec13 and 544.60 10Sep14. RISK.09 - Potential Shortfall: Updated valuation report carried out in Oct16 shows current LTV is 115%, which could drive into a potential shortfall is the property has to be sold.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 240. A letter was sent to the borrower on this date and the amount of 240 was credited to the account.		1	2	91,345.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance Only	25-Sep-07	91,345.00	300	25-Sep-32	2.5	2.25	IO	86,289.70	159.55	0.00	0.00	0.00																Leasehold	Flat	100,000.00	25-Jul-07	91.35	Full	75,000.00	4-Oct-16	115.05	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months			No ATP								Y	Arrangement	8-Sep-16				None		The arrangement relates to the renewal of the LPA receiver for the next 12 months as confirmed by the servicer.	None			N	None								Y	LPA receiver appointed 15Oct10 account still under the control of LPA Receiver.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
203	C	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Arrears as at end Jun16 473.31. CMS 157.77. Card payment 473.31 15Jul16 clearing arrears but no CMS payment in July. August direct debt payment was returned unpaid. Card payment 460.57 received 07Oct16. No CMS payments received in from Oct16 to Mar17. Card payment 1,015.21 18Apr17 clearing the arrears. May, Jun and Jul17 CMS payments all made satisfactorily. RISK.09 - Potential Shortfall: Property assessment 20Oct16 values property at 50,000. Mortgage balance 71,078. In the event of a sale there is potential for a shortfall.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 634 22Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	68,660.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	11-Oct-07	68,660.00	300	11-Oct-32	2.5	2.25	IO	71,078.92	145.03	0.00	0.00	0.00																Freehold	Terraced	77,500.00	25-Jul-07	88.59	Full	77,500.00	25-Jul-07	91.71	Full		N		Sale of property	N		Paying	No Current Arrears	BTL - Tenants not paying	Arrears first emerged Sep09 and the mortgage swung in and out of arrears until Aug11 when it was regularised. Arrears re-emerged in Apr16 and were cleared in Apr17.		No ATP								Y	Arrangement	7-Apr-17				None			None			Y	SPO	7-Apr-17	SPO obtained 07Apr17.	1015.21	7-Apr-17		SPO for payment 1015.21 being CMS 144.03 plus arrears 870.18. This amount paid by borrower 18Apr17.	Borrower made payment.	N	Pre-assessment completed 28Sep16 but not appointed.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
204	C	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Arrears as at end Jun16 472.38. CMS 157.46. Card payment 472.38 15July16 clearing arrears but no CMS payment in July. August direct debt payment was returned unpaid. Card payment 459.65 received 07Oct16. No CMS payments received in from Oct16 to Mar17. Card payment 1,013.11 18Apr17 clearing the arrears. May, June and July CMS payments all made satisfactorily.

RISK.09 - Potential Shortfall: Property assessment 28Sep16 values property at 45,000 and describes external condition as poor. Mortgage balance 70,725. In the event of a sale there is potential for a shortfall.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 520 22Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	68,525.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	11-Oct-07	68,525.00	300	11-Oct-32	2.5	2.25	IO	70,725.49	144.73	0.00	0.00	0.00																Freehold	Terraced	75,000.00	25-Jul-07	91.37	Full	75,000.00	25-Jul-07	94.30	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	BTL - Tenants not paying	Arrears first emerged Sep09 and the mortgage swung in and out of arrears until Aug11 when it was regularised. Arrears re-emerged in Apr16 and were cleared in Apr17.		No ATP								Y	Arrangement	7-Apr-17							None			Y	SPO	7-Apr-17	SPO obtained 07Apr17.	1013.11	5-May-17		SPO for payment 1,013.11 being CMS 144.73 plus arrears 868.38. This amount paid by borrower 18Apr17.	Payment by borrower.	N	Pre-assessment completed 28Sep16 but not appointed.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
205	C	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Arrears as at end Jun16 472.38. CMS 157.46. Card payment 472.38 15Jul16 clearing arrears but no CMS payment in July. August direct debt payment was returned unpaid. Card payment 459.65 received 07Oct16. No CMS payments received in from Oct16 to Mar17. Card payment 977.11 18Apr17 clearing the arrears. May, June and July CMS payments all made satisfactorily.

RISK.09 - Potential Shortfall: Property assessment 28Sep16 values property at 45,000 and describes external condition as poor. Mortgage balance 70,615. In the event of a sale there is potential for a shortfall.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 520 22Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	68,525.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	11-Oct-07	68,525.00	300	11-Oct-32	2.5	2.25	IO	70,615.10	144.73	0.00	0.00	0.00																Freehold	Terraced	75,000.00	25-Jul-07	91.37	Full	75,000.00	25-Jul-07	94.15	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	BTL - Tenants not paying	Arrears first emerged Sep09 and the mortgage swung in and out of arrears until Aug11 when it was regularised. Arrears re-emerged in Apr16 and were cleared in Apr17.		No ATP								Y	Arrangement	7-Apr-17				None			None			Y	SPO	7-Apr-17	SPO obtained 07Apr17.	977.11	5-May-17		SPO for payment 977.11 being CMS 144.73 plus arrears 832.38. This amount paid by borrower 18Apr17.	Payment by borrower.	N	Pre-assessment completed 28Sep16 but not appointed.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
206	C	A	A	✗	✓	✓	✓	✓	✓
RISK.09 - Potential Shortfall: LPA Receiver valuation of property 60,000 on 05Sep17.  Mortgage 72,295. Shortfall likely to arise on sale and LPA Receiver is recommending a sale.

RISK.89 - Other Property Risk: LPA Receiver report 05Sep17 states that property is a Grade 2 listed building in need of repairs including to the roof and only specialist contractors can undertake. Quote for roof repairs 14,140. Receiver is recommending a sale but when lender takes possession there may be risk of having to fund the cost of repairs to achieve a sale.

RISK.61 - Ground Rent Debited: Ground rent and service charges debited to mortgage to preserve leasehold security. 06Mar12 1,257.82.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 320 27Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	2	64,025.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	25-Oct-07	64,025.00	240	25-Oct-27	2.5	2.25	IO	72,295.90	121.99	0.00	0.00	0.00																Freehold	Terraced	70,000.00	14-Aug-07	91.46	Full	45,000.00	30-Sep-16	160.66	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Arrears first became a feature in 2013 and peaked at 959.52 in August 2013. Thereafter the arrears were quickly repaid and a payment surplus has been building since that time.		No ATP								Y	Arrangement	8-Sep-16				None			None			N	None								Y	LPA Receiver appointed 11-Jul-2013 and acting since that date.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
207	B	A	A	✗	✓	✓	✓	✓	✓
RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Application form in 2007 (undated and unsigned) showed repayment source as other with no further detail. Latest contact with borrower confirms that there is no repayment vehicle in place other than a sale or re-mortgage. Re-mortgage is unlikely given size of mortgage and property latest value.

RISK.06 - Loan maturing in under 3 years not correctly managed: End of term letters sent 13-Jan-2017 and 10-Jul-2017. Annual mortgage statements have been sent. Original application form showed repayment source as other with no further details. Mortgage matures 19-Dec-2017. Borrower advised 11-Jul-2017 that would prefer not to sell property and may re-mortgage but no clear plans / actions in place and servicer does not appear to be being proactive.

RISK.91 - App form incomplete/incorrect: Application form not signed or dated and no separate declaration on file.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 320.00 27-Oct-2015 incurred between 01-Jan-2009 and 20-Aug-2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	115,675.00	PHL	N	BTL	N	N	BBR	N	0	Y	Remortgage	BTL Refinance and multi debt	19-Dec-07	115,675.00	120	19-Dec-17	2.5	2.25	IO	129,183.23	235.92	0.00	0.00	0.00																Freehold	Detached / Semi	135,000.00	6-Dec-07	85.69	Full	120,000.00	20-Oct-14	107.65	Full	Valuation Report	Y	End of term letters sent 13-Jan-2017 and 10-Jul-2017. Annual mortgage statements have been sent. Original application form showed repayment source as other with no further details.	No firm plans in place. Borrower advised 11-Jul-2017 that would prefer not to sell property and may re-mortgage but no clear plans / actions in place.	N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears became a feature from April 2008 and peaked at 10349.12 March 2011. Since then the payments received have exceeded the CMS and the arrears have reduced with a surplus of payments building from March 2014.
																																																																														No ATP								Y	Arrangement	13-Aug-15							None			Y	Withdrawn	26-Feb-09	Solicitors instructed and proceedings issued but withdrawn on receipt of payment and decision taken to appoint LPA Receiver21-May-2009.						Y	LPA Receiver appointed 21-May-2009 and acted until 25-Jan-2016.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
208	A	A	A	✓	✓	✓	✓	✓	✓		✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 440.00 27-Oct-2015 incurred between 01-Jan-2009 and 20-Aug-2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	116,525.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	31-Jan-08	116,525.00	216	31-Jan-26	2.5	2.25	IO	120,132.43	208.94	0.00	0.00	0.00																Leasehold	Flat	154,000.00	25-Oct-07	75.67	Full	125,000.00	17-Mar-17	96.11	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Arrears were a feature on the mortgage peaking at 6964.00 inn December 2010. Since that time payments received have exceed CMS and the arrears have steadily reduced and were cleared in July 2013. Since then a surplus of payments has been building.		No ATP								Y	Arrangement	15-Mar-17				None			None			Y	SPO	1-Apr-09	SPO obtained 01-Apr-2009	764.36	1-Apr-09		Borrower ordered to pay CMS 591.36 plus 173.00 total 764.36pm to clear arrears.	LPA Receiver appointed 30-Nov-2009 to collect rents and manage the property.	Y	LPA Receiver appointed 30-Nov-2009 and has acted until 24-Mar-2017 when receivership ended and property handed back to borrower	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
209	C	A	A	✗	✓	✓	✓	✓	✓	RISK.09 - Potential Shortfall: LPA Receivers property report dated 03Nov16 values property at 60,000 and with mortgage 92,078 a shortfall would arise on sale. RISK.36 - Borrower whereabouts unknown: No contact with borrower since 2009 and no current contact details on file.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 200 27Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	79,975.00	PHL	N	BTL	N	N	BBR	N	0	Y	Purchase	BTL Purchase	15-Apr-08	79,975.00	300	15-Apr-33	2.5	2.25	IO	92,078.12	156.95	0.00	0.00	0.00																Leasehold	Terraced	93,000.00	11-Mar-08	85.99	Full	70,000.00	3-Nov-16	131.54	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months
Arrears were a feature on the mortgage from 2009 and peaked at 8657.32 in June 2011. From that date the payments received exceeded CMS and arrears steadily reduced and were completely cleared in May 2014 when a surplus of payments started to build. LPA receiver has been acting since July 2009.
																																																																														No ATP								Y	Arrangement	13-Dec-16				None			None			N	None								Y	LPA Receiver appointed 23-Jul-2009 and has been acting since that time.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
210	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Payments up to date from July 2016 to August 2016. September 2016 CMS 99.65 by direct debit returned unpaid. October payment returned unpaid and paid on representation. November payment made and additional standing order payment 104.25 28-Nov-2016 clearing arrears. December 2016, January, February and March payments made. April payment 90.87 by direct debit returned unpaid and paid on representation. May and June payments made and no arrears.	✓	✓	✓			2	2	52,692.67	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	27-Aug-04	48,812.67	300	27-Aug-29	2.2	1.95	IO	53,099.02	90.87	0.00	0.00	0.00	Y	Further Advance	Further Advance/Additional Loan	9-Jan-09	3,880.00	240	9-Jan-29	2.2	1.95	IO	3,877.59	7.10	0.00	0.00	0.00	Leasehold	Flat	56,500.00	13-Jul-04	86.39	Full	55,000.00	16-Apr-13	103.59	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	No Arrears in last 12 months	Mortgage has had history of late payments and arrears but since 2016 arrears have been maximum 1 month and usually cleared following month.		No ATP								Y	Arrangement	19-Feb-16				None			None			Y	Court Hearing Date	17-Sep-14	Case did no proceed on payment of arrears						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
211	C	B	A	✗	✗	✓	✓	✓	✓
RISK.45 - Legal Dispute / Insurance Claim: Witness Statements are on file dated Feb12 that refer to a court case between lender and Dundas Duce Solicitors who acted for the borrower and provided the COT. The papers are very detailed but appear to relate to professional negligence issues including a suggestion that the borrower had previously purchased the property undervalue. For the purposes of the review it was not possible to thoroughly understand all the ramifications of the papers and the legal dispute that may be in course.

PAY.03 - New arrears >1mth in past 12mths: As at end of Jun16 payment surplus 12,990.79. No payments received from Jul16 to Jan17. CMS 134.22. Payments at or exceeding CMS received from Feb17 to Jun17. Payment surplus end Jun17 is 12,092.32.

RISK.09 - Potential Shortfall: Updated valuation report carried out in Dec14 shows current LTV is 141%, which could drive into a potential shortfall is the property has to be sold.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 80 on 14Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged. INFO.60 - Complaints not upheld in system: Borrower complaint 12Jan17 requesting refund of advance payment position and complaint regarding re-appointment of LPA Receiver. Both complaints rejected. Borrower has escalated complaints to FOS 05Jun17.		2	1	67,220.65	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	1-Oct-04	57,840.65	300	1-Oct-29	2.2	1.95	IO	90,157.47	134.22	0.00	0.00	0.00	Y	Further Advance	Further Advance/Additional Loan	31-Oct-05	9,380.00	240	31-Oct-25	2.2	1.95	IO	8,542.10	15.42	0.00	0.00	0.00	Leasehold	Flat	67,000.00	11-Jun-04	86.33	Full	70,000.00	11-Dec-14	141.00	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	Unknown	Arrears arose soon after origination and peaked at 5,815.62 in Jan09. Payments received began to exceed CMS reducing the arrears and creating a aggregate payment surplus.		No ATP								Y	Arrangement	11-Apr-16				None			None			Y	SPO	15-Jan-09	SPO obtained 15-Jan-2009	253.64	15-Jan-09		SPO for payment CMS 361.79 plus 253.64 for arrears - total 615.43.	Payments made	Y	LPA Receiver appointed 17/07/2008 and acted until May 2016.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
212	B	B	A	✗	✗	✓	✓	✓	✓
RISK.62 - Other Charges: Final charging order in favour of March Finance Limited dated 18th July 2008

RISK.61 - Ground Rent Debited: Ground rent/service charge paid and debited to the account
411.50 on 23rd January 2008
503.67 on 19th August 2011
371.75 on 10th July 2013
1344.87 on 20th February 2017

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Means of repayment at inception not known. Borrower has not responded to the lenders letter of 3rd January 2017 asking how she intends to repay the mortgage at the end of the term.

RISK.66 - Unauthorised Tenancy: Borrower advised on 12th August 2011 that she was letting the property. There are no notes on the system stating that this was authorised and it is not known if the property is still let.

RISK.37 - Borrower no longer resides: There is evidence on the system that the property has been let on numerous occasions. It is not known if the borrower is currently resident.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Overpayments made by debit card June to November 2016. CMI made in December 2016 - March 2017. Underpayment made March 2017. CMS made June 2017 and overpayments since. The account is in credit as at the end of August 2017 (past the cut off date).
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 7th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1820. A letter was sent to the borrower on this date and the amount of 1820 was credited to the account.		2	1	86,158.80	PHL	N	Resi	N	Y	LIBOR	N	1	N	Purchase	Purchase	18-Dec-02	69,681.80	300	18-Dec-27	5.12	4.75	IO	86,797.36	335.28	0.00	0.00	89.92	N	Further Advance	Further Advance/Additional Loan	25-Oct-04	16,477.00	274	25-Aug-27	3.12	2.75	IO	10,124.04	26.26	24.71	113.17	261.71	Leasehold	Flat	72,000.00	10-Oct-02	96.78	Full	96,000.00	29-Sep-04	100.96	Full		N		Unknown	N		Paying	Decrease	No Arrears in last 12 months
The account has been in arrears since at least 2008 and there have been numerous warrants. Reasons not known as the borrower appears to have been in sound employment or in receipt of rental income for the property and always pays the arrears when eviction is due. Appears to be serious financial miss-management.
																																																																														No ATP					31-Jan-15		Field agent instructed and then cancelled following contact from the borrower	Y	Arrangement	3-Dec-13				None			None			Y	Eviction cancelled	8-Apr-14	The conduct of the account has resulted in numerous warrants being applied for over the years. The earliest on the system being 2008.	All arrears + December 2013 CMI	3-Dec-13	3-Jan-14	SPO failed and eviction applied for	Arrears cleared in full. Stated to be from salary	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
213	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrowers accrued arrears of over 12 months, which have been gradually reducing as per the ATP agreed. No arrears as of the review date. RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Means of repayment at inception stated to be Standard Life endowment. No evidence seen. The borrowers advised the lender on 28th April 2016 that they would be looking to convert to capital and interest once the arrears are cleared which would indicate that there is no current endowment.	✗	✓	✓	INFO.60 - Complaints not upheld in system: Borrowers complained of poor service in December 2015. Investigated, rejected and closed. No evidence of bad service or poor advice.		1	2	111,493.81	PHL	N	Resi	N	N	LIBOR	N	1	Y	Remortgage	Refinance and multi debt	18-Sep-06	111,493.81	300	18-Sep-31	3.07	2.7	IO	113,465.93	288.22	36.83	106.83	176.83																Leasehold	Detached / Semi	129,500.00	14-Jun-06	86.10	Full	129,500.00	14-Jun-06	87.62	Full		N		Standard Life endowment.	N		Paying	Decrease	Marital Split	Historic and current arrears. Reason given as marital split. The borrowers have stated they are back together. They have adhered to the latest plan and the account is now less than one month in arrears. The ATP has just finished.		ATP Completed	CMS +70	2-Apr-13			23-Jul-09	159,500.00	Borrowers advised field agent that arrears due to prioritisation of other debts. Offered 500 then clearance of arrears within a 12 month period. Married couple with 2 children.	Y	Arrangement	2-Apr-13				None			None			Y	SPO	13-Sep-11	Master granted SPO CMI + 70 given both borrowers in full time employment. Arrears due to marital breakdown and then reconciliation.	CMS + 70	30-Sep-11	28-Mar-13	SPO failed 28th March 2013. After this an ATP was agreed with the borrowers with the threaten of commencing litigation again if ATP not honoured.	CMS +70	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
214	B	B	A	✗	✗	✓	✓	✓	✓
RISK.61 - Ground Rent Debited: Ground rent paid by the lender and debited to the account. 4949 on the 28th April 2015
276.50 on the 31st December 2013
2524 on 6th February 2013
4685.34 on 13th June 2012

PAY.03 - New arrears >1mth in past 12mths: No payments made in June or July 2016, then a standing order to cover both payments received on 2nd August 2016. Payment exceeding CMS paid on 2nd September 2016 by standing order but then payment less than CMS made by standing order on 3rd October 2016. Payments exceeding CMS made by standing order for November and December 2016 and again in January 2017 but no payment received in February 2017. Payments exceeding CMS made for March, April, May & June 2017. As overpayments have been made the account is now up to date.
											✓	✓	✓			1	1	118,355.62	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	24-Mar-06	118,355.62	240	24-Mar-26	2.37	2	IO	134,295.38	262.68	76.74	0.00	0.00																Leasehold	Flat	138,000.00	12-Dec-05	85.76	Full	138,000.00	12-Dec-05	97.32	Full		N
Method of repayment at inception was stated to be sale of property. The borrower has not responded to the lender's letter of 8th January 2017 asking how he intends to repay the mortgage at the end of the term.
																																																																							N		Paying	No Current Arrears	Unknown
The account has been in arrears on and off since 2009 with periods of litigation. However, although the payments has been spasmodic in the last 12 months, the arrears have been reduced and now cleared and the account is now up to date.
																																																																														No ATP								Y	Arrangement, Concession	19-Mar-13	8-Dec-11			Payment holiday (Forbearance)	08-Dec-2011	1 month payment holiday granted.	None			Y	SPO	15-May-12		CMS + 100	3-May-12	6-Oct-13	SPO failed	Terms of CMS + 100 set up	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
215	B	B	A	✗	✗	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Method of repayment at inception was unknown. The borrower has not responded to the lenders interest only repayment method enquiry letter of 31st March 2017. PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debits returned unpaid on 24th May 2017 and 26th June . Payment, including the agreed 100 over payment paid by card on26th May 2017 and 30th June 2017. The account is less than one month in arrears.	✓	✓	✓			1	2	162,887.75	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	7-Dec-06	162,887.75	300	7-Dec-31	1.87	1.5	IO	166,137.75	256.98	81.42	181.42	281.42																Freehold	Detached / Semi	170,000.00	17-Aug-06	95.82	Full	170,000.00	17-Aug-06	97.73	Full		N		Unknown	N		Paying	Decrease	No Arrears in last 12 months	The account has been in and out of arrears since July 2008 with various reasons given and there has been a historic period of litigation. The current arrears are being reduced by means of an additional 100 payment per month and the account is now less than one month in arrears.		ATP Failed	CMS + 100	2-May-17	23-Jul-17	ATP failed as direct debit was returned unpaid.	22-Feb-17	180,000.00	Speculative visit. No contact made. Instruction cancelled by lender as contact had been received from the customer	Y	Arrangement	2-May-17				None			None			Y	Withdrawn	6-Oct-10	Hearing cancelled following contact by borrower and offer to clear arrears.						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
216	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Direct debits unpaid in August, October and December 2016 and in January and June 2017. Other direct debits for the year honoured. Card payments made totalling 1200 during the year. The account was less than one month in arrears at the cut off period. The reason for the arrears has been given as ad-hoc income.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 27th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 274. A letter was sent to the borrower on this date and the amount of 274 was credited to the account.		1	1	123,025.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	29-May-08	123,025.00	300	29-May-33	2.5	2.25	IO	125,858.83	259.88	101.95	242.07	382.19																Leasehold	Detached / Semi	147,000.00	29-Apr-08	83.69	Full	147,000.00	29-Apr-08	85.62	Full		N
Repayment method at application stated to be a Norwich Union ISA. No evidence seen. The borrower did not respond to the lender's letter of 31st March 2017 asking how the borrower intended to repay the mortgage at the end of the term
																																																																							N		Paying	Decrease	No Arrears in last 12 months
The account has been in and out of arrears since 2010. The borrower has maintained regular contact. She has had a partner during the term but he has left again and she is currently struggling due to her income being ad-hoc as she is self-employed. Although the direct debits have been returned during the last years she does call and make card payments and the arrears balance has reduced over the last 3 months.
																																																																														ATP Failed	CMS + 140.12	8-Jun-17	1-Jul-17	Plan failed as insufficient funds in account.	3-Jan-17
Field agent met with borrower. She is a self-employed manicurist on a casual basis with varying income whose benefits has been temporarily stopped in July 2016. Now being paid again. Several unpaid on bank account for that month. Borrower discussing arrangement with lender, but was yet to be agreed.
																																																																																						Y	Arrangement	8-May-17				None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
217	B	B	A	✗	✗	✓	✓	✓	✓
RISK.37 - Borrower no longer resides: The borrower advised the lender on the 1st June 2017 that he no longer resided in the mortgaged property. He provided a correspondence address. This is the second change of address. He originally stated he had moved from the property in 2016.

RISK.66 - Unauthorised Tenancy: The lender was advised as far back as 10th April 2008 that the property has been tenanted. There is no evidence on the system that this has been authorised by the lender. The borrower has not responded to the lenders letters requesting further information.

PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Adhoc payments made by standing order throughout the last 12 months of under and over payments. The arrears have not increased by more than one month throughout the last 12 months and the account remains less than one month in arrears. The reason for the arrears is not known although it appears the property is let without consent.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1026. A letter was sent to the borrower on this date and the amount of 1026 was credited to the account.		1	1	112,337.40	PHL	N	Resi	N	N	BBR	N	0	N	Purchase	Purchase	24-Apr-06	112,337.40	300	24-Apr-31	2.5	2.25	IO	115,697.67	237.15	102.35	0.00	0.00																Freehold	Terraced	116,000.00	6-Jan-06	96.84	Full	116,000.00	6-Jan-06	99.74	Full		N
Means of repayment at application stage stated to be an ISA. No evidence seen. The borrower has not responded to the lender's letter of 16th December 2016 asking how he plans to repay the mortgage at the end of the term. The property appears to be tenanted.
																																																																							N		Trying	Remain Static	No Arrears in last 12 months
The account has been in and out of arrears since 2007. The reason for the arrears is not known specifically although it appears to be financial miss-management rather than a specific issue especially given that the property appears to be let. The borrower maintains regular contact and makes ad-hoc standing order payments.
																																																																														No ATP					13-Apr-11		Borrower refused interview	Y	Arrangement	5-Feb-15				None			None			Y	Court Hearing Date	24-Apr-12	Hearing cancelled following contact from borrower and payment towards arrears on 18th April 2012.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
218	B	B	C	✗	✗	✗	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: No payments made in June, July August or September 2016. Various card payments made throughout the rest of the 12 months and on-going and the ATP has now completed and the account is up to date. The arrears were due to on-going communication between the borrowers who are now divorced.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: The means of repayment of the main account was not known at the time of application. The further advance is on a repayment basis.

RISK.37 - Borrower no longer resides: Principal borrower advised the lender on the 11th March 2016 that the borrowers are now divorced. His ex wife had lived with the new partner in the property for the past 5 or 6 years but she had since moved out and he was now residing. A successful trace has been carried out in respect of the secondary borrower.

COLL.05 - Collections activities not appropriate: In September 2015, the borrowers were advised that the main account was up to date. However, they had not been told by the lender that the further advance account was still in arrears. They had previously been told that the account was up to date but this was not strictly true as the further advance account was in arrears. The borrowers made a payment towards the arrears but did not want to raise a complaint.
											✓	✓	✓			2	2	95,019.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	17-May-07	84,225.00	300	17-May-32	2.82	2.45	IO	88,361.79	201.74	0.00	0.00	148.84	Y	Further Advance	Further Advance/Additional Loan	24-Apr-08	10,794.00	288	24-Apr-32	4.62	4.25	REP	8,715.44	64.18	334.95	712.53	712.53	Freehold	Terraced	100,000.00	7-Dec-06	84.23	Full	115,000.00	25-Mar-08	84.42	Full		N		Unknown.	N		Paying	Decrease	Ill Health
The account has been in and out of arrears since April 2008. Appears to be due to marital breakup with the principal borrower moving out and then the secondary borrower moving out and him moving back in. The account is still in arrears. The latest arrangement has failed and is due to human error. A letter before warrant was sent in March 2017 but the borrowers have contacted the lender since and the arrears balance is decreasing. Reason for most recent arrears stated to be principal borrowers ill health.
																																																																														ATP Completed	CMS + 293.52	3-Apr-17	7-Aug-17	ATP completed and the account has been brought up to date since the cut off date.	21-Oct-13
Secondary borrower advised that the principal borrower had left the property five years previously but wished to return. She lived at the property with her new partner and their child. She was on maternity leave at the time and proposed CMI + 65 with the help of her new partner. She advised she would not maintain payments if she had to move out.
																																																																																						Y	Arrangement	3-Apr-17				None			None			Y	LBW	21-Mar-17
Letter before warrant sent. Borrower rang in on 28th March 2017 and advised that arrangement had failed as he had been working away and his wife had forgotten to pay. He confirmed he would ask her to phone in and pay.
																																																																																																						CMI + 284.65	7-Oct-16		7th October 2016 suspended on payment of CMI + 284.65		N		N								✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
219	B	A	A	✗	✓	✓	✓	✓	✓
RISK.37 - Borrower no longer resides: Trace carried out for secondary borrower on 6th December 2016 evidencing that he no longer resides in the mortgaged property.

RISK.61 - Ground Rent Debited: Ground rent/service charge paid by lender and debited to the account
1356.68 on 2nd June 2016
1798.55 on 21st March 2016
1181.91 on 14th May 2013
1164.40 on 30th May 2012

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan offer was issued on an interest only basis. There is no evidence of a repayment vehicle on the file provided.

RISK.62 - Other Charges: Final charging order in favour of Lloyds TSB dated on 8th June 2011.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 358. A letter was sent to the borrower on this date and the amount of 358 was credited to the account. INFO.50 - Repayment Basis discrepancies at origination: The application form stated that the mortgage was on a repayment basis where the offer was issued on an interest only basis.		1	2	140,485.41	PHL	N	Resi	N	Y	LIBOR	N	1	Y	Purchase	Purchase	26-Jul-07	140,485.41	336	26-Jul-35	2.82	2.45	IO	148,846.31	346.90	180.24	273.34	276.44																Freehold	Terraced	145,000.00	19-Jun-07	96.89	Full	145,000.00	19-Jun-07	102.65	Full		N		Unknown	N		Paying	Decrease	Business Failed	The account has been in and out of arrears since 2011 and the borrowers advised on 22nd August 2013 that their joint business had failed and that their only source of income was benefits. The secondary borrower has since left the property. The borrowers have made overpayments for the last 12 months and the arrears are reducing.		No ATP					22-Aug-13	128,000.00
Borrowers advised arrears due to the closure of their business. Their only source of income was benefits. They could not get help from family or friends. They had no disposable income and could not make any payment over and above the DWP payment. Both borrowers resident at the time with three children. Property in excellent condition inside and out.
																																																																																						Y	Arrangement	26-May-15				None			None			Y	SPO	6-May-15		CMS +100	6-May-15		SPO failed immediately	CMS + 100 wef 6th May 2015	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
220	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrower accruing arrears since Jul16 after he had an accident and he had to be off of work. Arrears currently reducing as there is a performing ATP in place. RISK.03 - Third Party Payments: Payments currently made by borrowers partner.	✓	✓	✓			1	1	81,695.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Home Improvements	2-Oct-07	81,695.00	360	2-Oct-37	3.07	2.7	IO	82,437.51	209.32	109.76	150.44	191.12																Freehold	Terraced	90,000.00	4-Apr-07	90.77	Full	90,000.00	4-Apr-07	91.60	Full		N		Sale of property.	N		Paying	Decrease	Reduced Income	Arrears were accruing after borrower had an accident and could not work. Borrowers partner is currently making the mortgage payments.		ATP Active	CMS + 25	18-Jul-17	1-Nov-17	ATP of CMS + 25 currently performing.	12-Sep-16	125,000.00	Borrower explained he had an accident and proposed an ATP of CMS + 25, which is currently performing.	Y	Arrangement	5-Jun-17				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
221	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrowers continuously in arrears due to having many bills to pay. Payments are made on a regular basis, meaning that arrears are not increasing. RISK.05 - Switched to IO - no repayment vehicle: Loan was switched to interest only in 2008. Several letters have been sent to borrowers asking them for disclosing their repayment vehicle, however borrowers have not explained how they will repay the loan on maturity.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1,260. A letter was sent to the borrower on this date and the amount of 1,260 was credited to the account.		1	2	119,695.00	PHL	N	Resi	N	N	LIBOR	N	2	N	Remortgage	Refinance and multi debt	23-Nov-06	119,695.00	360	23-Nov-36	3.62	3.25	IO	123,824.84	361.72	200.16	358.44	0.00																Freehold	Terraced	140,000.00	23-Oct-06	85.50	Full	140,000.00	23-Oct-06	88.45	Full		N		Loan was initially repayment, no exit strategy disclosed on conversion to interest only.	N		Trying	Decrease	Financial Mismanagement	Historic arrears, borrowers having too many monthly outgoings.		No ATP				Many historic ATPs and PTPs, none of them active.	9-Sep-13		FA interviewed the borrowers and a payment plan was agreed.	Y	Arrangement, Switch to IO	23-Nov-16		1-Dec-08		Permanent switch to Interest only	01-Dec-2008	Repayment loan at origination converted into interest only in Dec08 as per borrowers request.	None			Y	SPO	25-Feb-14	Solicitors were instructed and a hearing was held in Feb14, where the possession order was suspended. No more legal action since then.	CMS + 200	14-Feb-14	4-Feb-15	SPO of CMS + 200 failed in Oct14, however legal action was not resumed.	Judge considered borrowers could maintain the payments agreed in the SPO and reduce the arrears.	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
222	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Late payer, DDs due in Aug and Nov16 and Jan, Apr and Aug17 were recalled and payments were made whether in representation or by cheque. RISK.37 - Borrower no longer resides: FA confirmed property was let and borrower did not reside at the security. RISK.66 - Unauthorised Tenancy: FA confirmed property let. Several letters asking the borrower to confirm this and asking him to prove his residency, however he did not return the documents requested, which suggests property is indeed let.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 512. A letter was sent to the borrower on this date and the amount of 512 was credited to the account. INFO.10 - Borrower not cooperating: System notes show borrower does not respond to the numerous letters sent and phone calls made to him.		1	1	104,700.20	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	30-Oct-06	104,700.20	300	30-Oct-31	2.67	2.3	IO	106,797.48	234.89	134.89	234.89	234.89																Freehold	Terraced	108,000.00	10-Aug-06	96.94	Full	108,000.00	10-Aug-06	98.89	Full		N		Sale of property. Letters sent in Nov and Dec16 asking borrower to confirm the strategy details.	N		Trying	Remain Static	Unknown	Historic late payer, however arrears have never gone over 3 months.		No ATP				Many historic ATPs arranged with the borrower, the latest in Nov10, all of them failed.	18-Nov-15		FA could not interview the borrower, but confirmed that the property was let.	Y	Arrangement	18-Nov-10				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
223	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrower accrued past arrears, which have been reducing since an ATP is in place from Aug15. Arrears completely cleared as of the review date. RISK.37 - Borrower no longer resides: Borrowers ex-wife and children residing at the security. RISK.03 - Third Party Payments: Mortgage payments made by borrowers mother. RISK.05 - Switched to IO - no repayment vehicle: Loan switched to IO in May08, repayment vehicle not disclosed.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1,028. A letter was sent to the borrower on this date and the amount of 1,028 was credited to the account.		1	1	86,258.62	PHL	N	Resi	N	Y	LIBOR	N	1	N	Purchase	Purchase	19-Sep-05	86,258.62	360	19-Sep-35	4.12	3.75	IO	87,984.11	297.38	196.03	263.65	331.27																Freehold	Terraced	89,000.00	3-Jun-05	96.92	Full	89,000.00	3-Jun-05	98.86	Full		N		ISA with a monthly premium of 100.	N		Paying	Decrease	Marital Split	Arrears accrued after borrowers divorced and borrower ex-wife stayed at the security.		ATP Active	CMS + 50	20-Aug-15	10-Jan-18	ATP of CMS + 50 agreed under an SPO. Monthly instalments have reduced and borrower has continue making the same payments, meaning that arrears were completely clear as of the review date.				Y	Arrangement, Switch to IO	20-Aug-15		1-May-08		Permanent switch to Interest only	01-May-2008	Mortgage was switched from repayment to interest only due to borrower not being able to afford the capital repayments.	None			Y	SPO	10-Mar-14	Sols instructed in Jan14, hearing held in MAr14 where the judge suspended the possession order.	CMS + 50	20-Aug-15	10-Feb-18	SPO agreed by the judge who stated the borrower could afford to pay CMS + 50.	Borrower affordable to meet payments.	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
224	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrower has been in arrears of more than one month in OCt16 and Apr and Jun17. No arrears as of the review date. RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Application form does not show the repayment vehicle. System shows that borrower sent a letter in Jan17 asking him how he intends to repay the loan at maturity, however borrower has not responded.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 516. A letter was sent to the borrower on this date and the amount of 516 was credited to the account.		1	1	106,658.00	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	9-Oct-06	106,658.00	300	9-Oct-31	2.17	1.8	IO	108,434.78	195.27	149.06	153.79	0.00																Freehold	Flat	110,000.00	26-Jun-06	96.96	Full	110,000.00	26-Jun-06	98.58	Full		N		Unknown.	N		Trying	Decrease	Financial Mismanagement	Historic arrears, borrower stated that this was due to him having many unsecured loans that he was prioritizing as the interest rates were higher. Loans paid in Aug17 and arrears cleared.		No ATP				Some historic late plans that completed correctly, the latest in May14.				Y	Arrangement	20-May-14				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
225	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Borrower went into arrears higher than 1 month in Mar17. Arrears have reduced since.

RISK.61 - Ground Rent Debited: Letter sent to borrower on 12Sep17 confirm ground rent and service charges in excess of 9k have been paid on borrowers behalf by the lender since Dec11.

RISK.37 - Borrower no longer resides: Borrowers divorced in 2011 and since then the second borrower does not reside at the security.

RISK.44 - Lending into Retirement Issue: Borrower is currently 74 years old, no evidence of lending into retirement assessment has been found at application stage.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 784. A letter was sent to the borrower on this date and the amount of 784 was credited to the account.	First borrower has asked for a transfer of equity, as he divorced from his wife in 2011, however lender is not authorizing it due to potential affordability issues.	1	2	150,003.50	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	13-Nov-06	150,003.50	300	13-Nov-31	2.67	2.3	IO	162,057.04	356.20	318.68	318.69	0.00																Leasehold	Flat	155,000.00	18-Sep-06	96.78	Full	155,000.00	18-Sep-06	104.55	Full		N		Private pensions.	N		Trying	Remain Static	Reduced Income	Historic arrears, the DWP is paying 240 since Sep15 and the rest of the mortgage instalment is paid by the borrower by credit card.		No ATP				2 historic failed ATPs, the last in Aug14.	1-Nov-12	149,500.00	FA could not interview the borrower.	Y	Arrangement	12-Aug-14				None			None			Y	PO	18-Aug-14	Sols instructed, hearing held in Aug17 and order for possession obtained, however this was not enforced as the borrowers paid the arrears.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
226	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: No payments received in October and November 2016. Overpayment received in December 2016 of CMS plus 27.25 and in January 2017 of CMS plus 174.25. This left the account 1,098.48 in arrears at the end of January 2017 representing 1.7 months in arrears. Card payment made in February of 1,000.00 but then no payments were received until 17th March 2017 when a card payment of 1,000.00 was made and a further card payment of 1,013.13 made on 23rd May 2017. This brought the account up to date as at the time but the payment due on 30th May 2017 left the account 1 payment in arrears at the end of May 2017. A card payment was made of 680.00 in June 2017 which left the account 558.30 in arrears at the end of the review period.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property.  Recent attempts to contact borrower to establish repayment plans have failed.  It is therefore not possible to confirm if a suitable plan exists.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Letter to customer dated 22nd October 2015 relating to refund of late payment charges. 698.00 refunded to mortgage account.		1	1	260,978.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	25-Jul-07	260,978.00	300	25-Jul-32	2.82	2.45	IO	265,049.79	619.15	558.30	619.15	2,013.13																Freehold	Detached / Semi	270,000.00	18-May-07	96.66	Full	270,000.00	18-May-07	98.17	Full		N		Sale of property			Paying	Decrease	Unknown	Arrears have been present on and off almost since inception and peaked at 3+ months. More recently the arrears have reduced and the borrower seems to be making a genuine effort to repay		No ATP					15-May-17		Field consultant advised that interview declined as mother in law had recently passed away	Y	Arrangement	22-Dec-08				None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
227	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Direct debit dated 1st September 2016 was rejected on 2nd September 2016, represented on 15th and rejected again on 16th September 2016.  Direct debit paid 1st November 2016 was rejected on 2nd November 2016 and successfully recollected on 14th November 2016.  Direct debit paid 1st March 2017 was rejected 2nd March 2017 and successfully recollected on 14th March 2017.  A card payment was made of 224.57 on 10th March 2017 which brought the account up to date as at the end of March 2017.  Direct debit payment paid 3rd April 2016 was rejected 4th April 2016 and no attempt was made to recollect.  This left the account 1 month in arrears at the time.  No payment at all was made in May 2016 which took account to 2 payments in arrears.  A standing order payment of 400.00 made on 14th June 2016 brought the account to less than 1 month in arrears at the end of June 2017

RISK.31 - Vulnerability - mental health: Customer is suffering from PTSD.  Full circumstances are not known but this complaint is generally considered to be a long term condition

RISK.05 - Switched to IO - no repayment vehicle: Repayment vehicle not known when account was converted to interest only. Recent attempts to contact the borrower to establish current plans have failed. It is therefore not possible to establish if a suitable plan exists.
											✗	✓	✓	INFO.41 - Remediation - Repayment at origination and only interest collected: Letter to customer dated 7th July 2016 relating to a redress payment of 322.62 refunded to account and 34.54 sent to customer as a cheque. The redress relates to the fact that the initial payment collected from the customer did not include any capital element and the mortgage was on repayment at the time.		1	1	147,684.90	PHL	N	Resi	N	N	BBR	N	0	N	Purchase	Purchase	30-Sep-05	147,684.90	300	30-Sep-30	1.5	1.25	IO	155,076.08	192.08	176.24	384.16	192.08																Leasehold	Terraced	156,000.00	30-Jun-05	94.67	Full	156,000.00	30-Jun-05	99.41	Full		N		Unknown			Trying	Decrease	Unknown
Arrears appear to be the result of ill health of borrower - she has PTSD.  At its peak arrears reach almost 6 months but more recently the arrears have fallen and currently represent less than 1 payment in arrears.
																																																																														No ATP								Y	Arrangement, Concession	15-May-12	9-Jul-13	7-Mar-06		Temp reduced payment	09-Jul-2013	Reduced payments of 110.00 for 2 months. Reason not clear from notes	Switch to Interest Only	7-Mar-06	Switched to interest only at the request of the borrower.	N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
228	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: No payment received in July 2016. Card payment made 1st August 2016 of 553.19 versus CMS of 559.38. The account was 2012.76 in arrears as at the end of July 2016 representing 3.63 months in arrears at that point. An arrears adjustment of 1459.57 was made on 17th August 2016. This brought the account to 1 payment in arrears at the end of August 2016. December 2016 payment received 517.64 versus CMS of 544.01. No payment was received in March 2017 and 3 card payments were made on 2nd, 10th and 18th May 2017 totalling 1119.39 bringing the account up to date as at the end of May 2017. Card payment was made of 459.38 on 12th June 2017 versus CMS of 527.32.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property.  Recent attempts to contact borrowers to establish current plans have failed.  It is therefore not possible to establish if a suitable repayment plan exists to repay the mortgage
											✗	✓	✓	INFO.42 - Remediation - Discount rate end date issue: Letter to customer dated 9th May 2016 relating to the initial discount rate of interest ending too soon. A cheque for 8.78 was sent to customer.		1	2	151,096.25	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Capital	15-Aug-06	151,096.25	252	15-Aug-27	4.12	3.75	IO	154,525.50	527.32	501.09	433.15	1,025.22																Freehold	Detached / Semi	190,000.00	30-May-06	79.52	Full	190,000.00	30-May-06	81.33	Full		N		Sale of property			Trying	Decrease	Ill Health	Arrears have continued to reduce and currently stand at less than 1 payment in arrears. Arrears appear to have been the result of an operation on Borrower 1.		No ATP								Y	Arrangement, Concession	19-Mar-15	15-Jan-16			Payment holiday (Forbearance)	15-Jan-2016	1 month payment holiday granted after borrower advised he was off of work due to an operation.	None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
230	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: DD due in Oct16 was recalled and then borrowers cancelled their DD in Feb17 and payment due in Mar17 was not made. Borrowers are making payments of CMS + 70.45 since Apr17 and the arrears are reducing, although there is no ATP in place.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 120. A letter was sent to the borrower on this date and the amount of 120 was credited to the account.		1	2	120,629.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and multi debt	8-May-07	120,629.00	300	8-May-32	2.25	2	IO	123,101.77	229.55	221.22	291.67	362.12																Leasehold	Detached / Semi	160,000.00	15-Feb-07	75.39	Full	160,000.00	15-Feb-07	76.94	Full		N		ISA with Skandia with a monthly premium of 50.	N		Paying	Decrease	Unknown	Borrowers missed a couple of payments, since Apr17 are making extra payments and arrears are reducing.		No ATP								Y	Arrangement	12-Mar-12				None		Arrangement refers to an ATP that completed satisfactorily in May12.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
231	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Historic arrears, borrower is making payments, however these are not sufficient to cover the payments for the 2 subaccounts, and arrears are increasing. RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan maturing in 2 months, borrower has explained he would either remortgage or pay from his company savings, but end term is approaching and no definite strategy has been disclosed.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 976. A letter was sent to the borrower on this date and the amount of 976 was credited to the account.		2	2	346,685.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	1-Nov-05	259,245.00	144	1-Nov-17	2	1.75	IO	261,225.45	437.56	0.00	0.00	0.00	Y	Further Advance	Further Advance/Additional Loan	27-Apr-07	87,440.00	127	27-Nov-17	2.2	1.95	IO	91,439.55	160.93	3,467.63	3,306.70	3,145.77	Freehold	Detached / Semi	345,000.00	5-Oct-05	75.14	Full	385,000.00	22-Mar-07	91.60	Full		Y	Letters sent and phone calls made informing borrower about the end of the term date. Borrower has disclosed he would either repay the mortgage from his company savings or would remortgage elsewhere. Latest contact maintained with borrower in Aug17.	ISA and dividends from business according to application form.	N		Trying	Remain Static	Business Slow	Historic arrears case. Borrower is making insufficient payments every month.		ATP Completed	CMS + 200	14-Jun-16	19-Mar-17	Payment plan agreed with the borrower in Jun16 completed satisfactorily.	7-May-16	400,000.00	Borrower interviewed, he stated arrears due to erratic income from his business. Proposed an ATP that was agreed and completed.	Y	Arrangement, Concession	14-Jun-16	4-Jun-09			Payment holiday (Forbearance)	04-Jun-2009	Payment holiday agreed for Jun and Jul09 payments.	None			Y	SPO	16-Jul-15	28 day possession order granted on 10Apr12 was suspended. No current litigation activities followed.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
233	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower making manual payments predominantly by card and some payments are being made late. Borrower in regular contact with Servicer. No other major issues within the last 12 months.	✓	✓	✓			1	1	216,629.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Capital	5-Oct-06	216,629.00	156	5-Oct-19	2	1.75	IO	222,440.30	368.59	368.59	368.59	368.59																Leasehold	Flat	240,000.00	20-Sep-06	90.26	Full	240,000.00	20-Sep-06	92.68	Full		Y	Letters sent in October 2016, November 2016 and December 2016 asking borrower to disclose a repayment vehicle have not been responded.	Application form stated sale of property, however it is unknown at the moment.	N		Paying	Remain Static	No Arrears in last 12 months
Borrower making manual payments predominantly by card and some payments are being made late.  Borrower also advised her sister died recently which involved additional travelling back to Malaysia. Furthermore, there has been some tenancy gaps in some of her other properties.
																																																																														No ATP								Y	Arrangement	14-May-14							None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
234	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Borrower paying by standing order and is paying late some months. No other major issues within the last 12 months.	✓	✓	✓			1	2	140,485.41	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	25-Jul-07	140,485.41	300	25-Jul-32	2.82	2.45	IO	141,163.74	330.57	330.71	330.14	330.57																Freehold	Terraced	145,000.00	6-Jul-07	96.89	Full	145,000.00	6-Jul-07	97.35	Full		N		Sale of property	Y	Y	Paying	Remain Static	No Arrears in last 12 months
Minimal arrears over the last 12 months, with Borrowers paying late each month. They are self employed running a bouncy castle business which is very seasonal, hence limited income in the autumn and winter months.
																																																																														No ATP								Y	Arrangement, Concession	30-Nov-16	26-Nov-14			None			None			N	None										N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
235	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Payments missed for Jul 2016, Aug 2016, Oct 2016, Dec 2016, Feb 2017, Mar 2017 and Apr 2017. Increased payments received in Sep 2016, Nov 2016, Jan 2017 and May 2017. Sporadic payments due to Borrower being self employed.	✓	✓	✓			1	1	97,115.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	31-Jul-07	97,115.00	300	31-Jul-32	2.82	2.45	IO	98,077.65	229.32	229.32	338.44	709.12																Freehold	Terraced	102,000.00	28-Mar-07	95.21	Full	102,000.00	28-Mar-07	96.15	Full		N		Sale of property	N		Paying	Remain Static	Business Slow
Borrower is self employed and income is erratic. Furthermore, Borrower admits to being poor with finances. Payments are being made but with some months missed followed by some months with double payments.
																																																																														No ATP					15-Sep-16		Instruction withdrawn by Servicer as Borrower contacted office.	Y	Arrangement	4-Aug-14				None			None			N	None										N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
236	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrowers paying usually in arrears, some of the instalments missed and then 2 months paid in one payment.	✓	✓	✓			1	2	120,248.60	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	23-Aug-07	120,248.60	300	23-Aug-32	2.82	2.45	IO	120,727.68	282.93	282.93	0.00	362.88																Leasehold	Terraced	124,000.00	12-Jun-07	96.97	Full	124,000.00	12-Jun-07	97.36	Full		N		Sale of property	N		Trying	Remain Static	Marital Split
As at Apr17 borrowers have separated with B2 moving out of the property and not contributing towards mortgage. B1 with a new partner and has had complications in relation to her pregnancy. Looking to sell property and redeem loan. Unable to trace recent contact with B2.
																																																																														No ATP								Y	Arrangement, Concession	6-Jun-16	28-Feb-14			None			None			N	None										N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
237	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Numerous missed payment months followed by double payment months, with account in arrears for most of review period. Direct Debit returned unpaid on 4 consecutive occasions in Oct 2016 and Nov 2016, but payment method changed thereafter.	✓	✓	✓			1	1	89,995.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Capital	4-Jan-08	89,995.00	360	4-Jan-38	3.32	2.95	IO	92,473.40	251.26	251.26	598.26	347.00																Freehold	Terraced	105,000.00	11-Dec-07	85.71	Full	105,000.00	11-Dec-07	88.07	Full		N		Sale of property	N		Paying	Remain Static	Ill Health
Numerous missed payment months followed by double payment months, with account in arrears for most of review period. Field Counsellor visited in January 2017. Litigation action adjourned in Feb 2017 as arrears cleared.
																																																																														No ATP					15-Dec-16		Field Counsellor visited in January 2017. Borrower has suffered from depression previously but now on medication. Borrower called Servicer after the visit to make payment.	Y	Arrangement	6-Jan-16				None			None			Y	Adjourned	19-Apr-17	Litigation action adjourned as arrears cleared in full.						N		N						N		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
238	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: No payments from Dec 2015 to May 2016 inclusive, with lump sum payment of 1812 clearing the arrears in June 2016.No payments for Jul 2016 and Aug 2016, with lump sum payment of 1510 clearing the arrears in Sep 2016.No payments from Sep 2016 to Mar 2017 inclusive, with lump sum payment of 2000 clearing most of the arrears in Mar 2017. RISK.66 - Unauthorised Tenancy: Field Counsellor visit undertaken in April 2016.No contact made with Borrower. Property let.	✗	✓	✓	INFO.10 - Borrower not cooperating: Limited contact from Borrower, sporadic payment history and property let without consent. Field counsellor visit took place in 2016. Would appear Borrower pays every 3 months or so.		1	1	114,528.12	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	9-May-07	114,528.12	300	9-May-32	2.87	2.5	IO	118,749.19	278.61	281.69	3.08	0.00																Freehold	Detached / Semi	125,000.00	27-Apr-07	91.62	Full	125,000.00	27-Apr-07	95.00	Full		N		Sale of property	N		Unknown	Remain Static	Unknown
No payments from Dec 2015 to May 2016 inclusive, with lump sum payment of 1812 clearing the arrears in June 2016.No payments for Jul 2016 and Aug 2016, with lump sum payment of 1510 clearing the arrears in Sep 2016.No payments from Sep 2016 to Mar 2017 inclusive, with lump sum payment of 2000 clearing most of the arrears in Mar 2017.
																																																																														No ATP					26-Mar-16		No contact made with Borrower. Property let.	Y	Arrangement	24-Apr-09				None			None			N	None										N								✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
239	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: No direct debit set up and borrower pays by card. Payment history with multiple card payments in the same month, with occasional multiple payments on the same day. No payments made in March 2017 and May 2017 but overpayments made in April 2017 and June 2017.	✓	✓	✓			2	1	425,039.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	31-Oct-06	383,099.00	240	31-Oct-26	2	1.75	IO	386,540.09	643.13	647.15	643.13	0.00	Y	Further Advance	Further Advance/Additional Loan	3-Jun-08	41,940.00	204	3-Jun-25	2.2	1.95	IO	25,081.69	45.89	45.89	49.91	45.89	Freehold	Detached / Semi	428,500.00	16-Aug-06	89.40	Full	500,000.00	20-May-08	82.32	Full		N		Sale of property	N		Paying	Remain Static	Unknown
Sporadic payments to both accounts. On main account, no payments made in March 2017 and May 2017 but overpayments made in April 2017 and June 2017. Generally intent is evident but ability clearly restricted.
																																																																														No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
240	B	B	A	✗	✗	✓	✓	✓	✓	RISK.32 - Vulnerability - severe or long term illness: Lifelong medical condition noted in Jan 2017 - COPD. DWP / ESA Claim. Additional temporary vulnerability in Apr 2017 due to father passing away. RISK.03 - Third Party Payments: DWP paying 401.56 every 4 weeks. DWP claim in place since, at least, 2014. PAY.03 - New arrears >1mth in past 12mths: DWP paying 401.56 every 4 weeks. DWP claim in place since, at least, 2014. Limited payments in relation to DWP shortfall.	✓	✓	✓			1	1	236,078.37	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Home Improvements	17-Aug-07	236,078.37	240	17-Aug-27	2.82	2.45	IO	239,956.21	560.57	572.42	611.85	531.28																Freehold	Detached / Semi	245,000.00	8-Jun-07	96.36	Full	245,000.00	26-Jun-07	97.94	Full		N		Sale of property	N		Paying	Remain Static	Ill Health	Long term illness. DWP claim since 2014. PO obtained 2014 but arrears cleared in full. DWP payments in operation.		ATP Failed	731	1-Jun-17	1-Jul-17	Latest ATP failed. Servicer trying to contact Borrower.				Y	Arrangement, Concession	27-Jun-17	18-Feb-13			Payment holiday (Forbearance)	18-Feb-2013	One month payment holiday conceded after borrower informed he was ill.	None			Y	None		Court hearing Oct 2013. 28 day PO obtained. £3804 payment cleared arrears in Nov 2013.					28 day PO obtained Oct 2013. £3804 payment cleared arrears in Nov 2013.	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
241	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrower is been making monthly payments by direct debit. However, account has been in arrears by a single payment of 710.08 since November 2014.	✓	✓	✓			1	2	221,025.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Home Improvements	5-Jun-08	221,025.00	228	5-Jun-27	3.57	3.2	IO	224,934.66	664.96	710.08	710.08	710.08																Freehold	Detached / Semi	274,000.00	5-Mar-08	80.67	Full	274,000.00	5-Mar-08	82.09	Full		N		Sale of property	N		Paying	Remain Static	Unknown	DD due in Nov14 was unpaid. Rest of the payments have been duly paid.		No ATP								Y	Arrangement	8-Apr-14				None			None			N	None										N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
242	C	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: No payments received in Jun 2016, July 2016, August 2016, April 2017 and June 2017. Increased payments made in remaining months. Account has alternated between a minor credit balance/arrears balance throughout the review period.

RISK.66 - Unauthorised Tenancy: As at June 2016 - property was let and Borrower was in Australia. Since that date Servicer has been unable to trace Borrower. Hence, unable to confirm if she is living in the property or not.

RISK.36 - Borrower whereabouts unknown: No contact with the borrower since Jun16 when borrower informed property was let and she was living in Australia. Current whereabouts of the borrower not known.
											✓	✓	✓			1	1	113,025.00	PHL	N	Resi	N	Y	BBR	N	0	N	Purchase	Purchase	16-Feb-06	113,025.00	300	16-Feb-31	2.5	2.25	IO	114,824.96	237.56	257.02	19.46	39.90																Freehold	Terraced	125,000.00	19-Oct-05	90.42	Full	125,000.00	19-Oct-05	91.86	Full		N		Sale of property	N		Paying	Remain Static	Unknown	As at June 2016 - property was let and Borrower was in Australia- hence difficulties in contacting her.		No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
243	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrower pays by standing order of varying amounts, with missed payment in May 2017. Some months have received payments in excess of normal monthly payment, occasionally putting the account into an arrears credit position. Account in 1 month in arrears as of the review date.	✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 920.

INFO.41 - Remediation - Repayment at origination and only interest collected: A letter was sent to the borrower on this date and the amount of 920was credited to the account. Letter sent on 07Jul16 confirms lender made a mistake as the mortgage was initially set up on capital and interest basis, however the first payment collected only included interest and as a result of this the mortgage balance was higher than it should have been. Letter confirms balance reduced by 143.23 and compensatory interest at 8% per annum refunded for 15.22 net.
																1	2	84,181.62	PHL	N	Resi	N	N	LIBOR	Y	0	Y	Remortgage	Refinance and multi debt	29-Jan-07	84,181.62	300	29-Jan-32	3.77	3.4	IO	89,017.24	266.99	288.30	371.31	104.32																Freehold	Terraced	97,500.00	5-Oct-06	86.34	Full	97,500.00	5-Oct-06	91.30	Full		N		Application form states repayment vehicle will be property sale. Interest only letter sent on 31Mar17 has not been responded by borrower.	N		Trying	Remain Static	Unknown
Borrower pays by standing order of varying amounts, with missed payment in May 2017. Some months have received payments in excess of normal monthly payment, occasionally putting the account into an arrears credit position. Borrower has refused Counsellor visit on numerous occasions.
																																																																														No ATP								Y	Arrangement	20-Sep-14		18-Dec-07		None			Switch to Interest Only	18-Dec-07	Switched to interest only as per borrowers request.	Y	Adjourned	31-Aug-13	Solicitors instructed on 25Nov11, hearing held on 06Sep13 was adjourned.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
244	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Main Account - Borrower was paying by card payment up to November 2016 with no payment received for August 2016. Direct debit in force since then and arrears have reduced by 150 per month to a produce a credit arrears balance at the end of the review period. Second Account - historic arrears balance of 518.37 since August 2016 with only normal contractual payments being made by direct debit on a monthly basis.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Letter dated 19th October 2015 confirms refund of 952.00 in relation to overcharged late payment fees.		2	1	157,669.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	3-Nov-06	138,329.00	240	3-Nov-26	2	1.75	IO	139,039.30	230.66	0.00	0.00	76.54	Y	Further Advance	Further Advance/Additional Loan	7-Feb-08	19,340.00	225	7-Nov-26	2.2	1.95	IO	19,892.31	35.49	513.37	513.37	513.37	Freehold	Detached / Semi	150,000.00	1-Aug-06	92.22	Full	175,000.00	4-Dec-07	90.82	Full		N		Sale of property	N		Trying	Remain Static	Unemployed	As at July 2016, Borrower was unemployed and in arrears with utility bills. Numerous conversations with borrower during 2017 confirm still experiencing financial difficulties.		No ATP								Y	Arrangement, Concession	7-Oct-16	10-Aug-16			Payment holiday (Forbearance)	10-Aug-2016	1 month payment holiday granted when borrower informed he was unemployed.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
245	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrower making payments my card with no payments being received for both September 2016 and March 2017. Increased payments in 2017 have now put the account into arrears credit.	✓	✓	✓			1	1	50,697.80	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	6-Apr-06	50,697.80	300	6-Apr-31	2.87	2.5	IO	55,318.64	124.11	154.29	230.18	106.07																Feudal	Flat	52,000.00	3-Mar-06	97.50	Full	52,000.00	3-Mar-06	106.38	Full		N		Sale of property	N		Paying	Remain Static	Unknown
Borrower making payments by card with no payments being received for both September 2016 and March 2017. Increased payments in 2017 have now put the account into arrears credit. No contact from borrower within review period.
																																																																														No ATP								Y	Arrangement	26-Jul-13				None			None			N	None										N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
246	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrowers paying by card with no payments being made for July 2016, October 2016, November 2016, December 2016, January 2017 and April 2017. Arrears of 1214.70 cleared in February 2017 with 3 payments made over 2 days as a result of ceasing legal action by the Servicer.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Letter dated 22nd October 2nd 2015 advises refund of overcharged late charges and 518.00 applied to the account		1	2	101,934.50	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Capital	30-Mar-07	101,934.50	300	30-Mar-32	2.82	2.45	IO	106,271.30	242.30	325.09	332.79	215.49																Freehold	Terraced	105,000.00	8-Feb-07	97.08	Full	105,000.00	8-Feb-07	101.21	Full		N		Sale of property	N		Paying	Remain Static	Business Slow
July 2016 - Borrower 1 advised Borrower 2's mother critically ill and funeral to be held in Pakistan. Since then Borrower has claimed financial difficulties as self employed and business now forced to close due to HMRC investigation.
																																																																														No ATP					3-Nov-16		No contact or response after 3 visits.	Y	Arrangement	24-May-10				None			None			Y	Adjourned	15-Feb-17	Court hearing set for 15th February 2017 - adjourned with liberty to restore.								N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
247	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: During review period the Borrowers have made payments of each month, of varying amounts, by card and the account has been permanently in arrears. During 2017, arrears have reduced gradually due to increased monthly payments by Borrowers. RISK.33 - Vulnerability - physical health: Borrower 1 had triple heart bypass operation in 2014. RISK.05 - Switched to IO - no repayment vehicle: Loan switched to IO in Dec07, repayment vehicle not disclosed.	✗	✗	✓	MISS.05 - KYC Missing: Unable to trace proof of ID for the first borrower. INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 920. A letter was sent to the borrower on this date and the amount of 920 was credited to the account.		1	2	125,629.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	31-Oct-06	125,629.00	240	31-Oct-26	2	1.75	IO	126,606.72	210.17	286.51	306.34	346.17																Freehold	Bungalow	143,000.00	4-Aug-06	87.85	Full	143,000.00	4-Aug-06	88.54	Full		N		Unknown.	N		Paying	Decrease	Ill Health	Borrower 1 had triple heart bypass operation in 2014. Reduced income and now working shifts. Numerous ATPs made and broken.		ATP Failed	CMS + 50	27-Sep-15	27-Nov-15	ATP to clear arrears failed on 04Nov15.				Y	Arrangement, Concession, Switch to IO	28-Aug-15	17-Dec-14	5-Dec-07		Multiple (Specify)	17-Dec-2014	Mortgage switched to IO in Dec07 as borrower could not afford the repayments. No document regarding concession found. System shows it was an arrears concession to pay those in 6 months.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
248	A	C	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: No payments made in June 2016,July 2016, August 2016, September 2016 with arrears of 5257.14 cleared in October 2016 with a lump sum payment, as a result of legal action. Since then some partial monthly payments have caused an arrears balance to accrue again. PAY.02 - Arrears likely to Increase: Since November 2016 when arrears balance was cleared there have been some partial monthly payments which have caused an arrears balance to accrue again.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 982.00 late charge fees refunded 19th October 2015.		1	2	119,513.85	PHL	N	Resi	N	Y	LIBOR	N	3	N	Purchase	Purchase	7-Sep-05	119,513.85	300	7-Sep-30	4.12	3.75	IO	128,173.62	425.10	635.92	410.82	424.26																Freehold	Detached / Semi	124,000.00	15-Jun-05	96.38	Full	124,000.00	15-Jun-05	103.37	Full		N		Sale of property	N		Trying	Increase	Family Bereavement	First borrowers mother passed away in June 2016 although account permanently in arrears prior to that date.		No ATP								Y	Arrangement, Concession	17-Nov-15	25-Jan-13			None			None			Y	SPO	22-Nov-13	October 2016 - Servicer looked to enforce previous SPO. November 2016 - Arrears cleared.	CMS +50	28-Nov-13		SPO for CMS + 50.00. Open end date.		N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
249	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: During review period, no payments received for March 2017, April 2017 and May 2017, with continuous arrears balance throughout. Other months have shown increased payments in excess of contractual payments.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Refund of over charged late fees totalling 508 made 19th October 2015.		1	2	136,971.00	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	25-Apr-06	136,971.00	300	25-Apr-31	1.87	1.5	IO	141,891.57	216.73	328.75	412.02	195.29																Freehold	Terraced	140,000.00	15-Mar-06	97.84	Full	140,000.00	15-Mar-06	101.35	Full		N		Sale of property	N		Paying	Remain Static	Financial Mismanagement	Account permanently in arrears despite continual Servicer letter and telephone activity, field visits and litigation action.		No ATP								Y	Arrangement	3-Jan-15				None			None			Y	Adjourned	5-Nov-14	Court hearing November 2014 adjourned due to decreased arrears.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
250	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Borrower pays by card with no payments for June 2016, July 2016, September 2016 and October 2016 and there has been a continuous arrears balance throughout the review period. Since February 2017, Borrower has been making 100 per week standing order payments with additional sporadic card payments alongside. Arrears are gradually decreasing.

RISK.37 - Borrower no longer resides: March 2017 - Borrower advised wife and child live in the property and he does not. Deed of consent sent out.

RISK.61 - Ground Rent Debited: Ground rent 475 paid March 2015.

RISK.05 - Switched to IO - no repayment vehicle: Loan switched to IO in Mar09, repayment vehicle not disclosed.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Overcharged late fees of 590.00 refunded to Borrower on 19th October 2015.		1	1	162,044.56	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	8-May-07	162,044.56	300	8-May-32	2.82	2.45	IO	160,661.57	374.60	583.26	1,008.66	1,234.06																Leasehold	Detached / Semi	167,500.00	13-Nov-06	96.74	Full	167,500.00	13-Nov-06	95.92	Full		N		Unknown.	N		Paying	Decrease	Business Slow
Borrower pays by card with no payments for June 2016, July 2016, September 2016 and October 2016 and there has been a continuous arrears balance throughout the review period. Since February 2017, Borrower has been making 100 per week standing order payments with additional sporadic card payments alongside. Arrears are gradually decreasing.
																																																																														No ATP								Y	Arrangement, Switch to IO	11-May-17		1-Mar-09		Permanent switch to Interest only	01-Mar-2009	Switch to interest only took place towards end of fixed rate period.				Y	Adjourned	5-Apr-17	Litigation action adjourned.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
251	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account was 2 months in arrears at the beginning of the review period and this has remains broadly constant. 6 returned direct debits with additional payments via bank card. RISK.61 - Ground Rent Debited: Ground rent 241.00 paid 17 February 2016.	✗	✓	✓	INFO.10 - Borrower not cooperating: Borrower not responding to attempted contact and letters re ground rent. INFO.40 - Remediation - Late payments fee refunded: Refund of 316 in overcharged late fees made on 22nd October 2015.		1	1	203,180.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	6-Jul-07	203,180.00	360	6-Jul-37	2.82	2.45	IO	205,175.50	479.08	746.73	1,391.11	912.03																Leasehold	Detached / Semi	224,950.00	25-May-07	90.32	Full	224,950.00	25-May-07	91.21	Full		N		Sale of property	N		Unknown	Remain Static	Business Slow
Account was 2 months in arrears at the beginning of the review period and this remains broadly constant. 6 returned direct debits with additional payments via bank card. Borrower not responding to attempted contact.
																																																																														No ATP								Y	Arrangement	16-Jun-17				None			None			N	None										N								✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
252	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been permanently in arrears throughout the review period with payments missed for July 2016 and January 2017. Card payments of differing amounts have been paid.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Refund of 514.00 relating to overcharged late fees made 19th October 2015.		1	1	132,366.50	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	2-Nov-06	132,366.50	240	2-Nov-26	2.17	1.8	IO	135,110.12	242.22	413.48	421.26	479.04																Freehold	Terraced	140,000.00	11-Sep-06	94.55	Full	140,000.00	11-Sep-06	96.51	Full		N		Sale of property	N		Trying	Remain Static	Unemployed	Account has been in arrears since 2007 with Borrower 1 struggling to find and maintain employment. Numerous ATPs made and broken but arrears have been maintained at a relatively low level.		No ATP								Y	Arrangement	26-Apr-17				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
253	C	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: No payments for July 2016, November 2016, December 2016 and January 2017. Continual arrears balance throughout review period with payments made by both standing order and payment card. Payments totalling 2426.98 in May 2017 cleared the bulk of the arrears at the time. RISK.30 - BKO / IVA Post-Completion: System notes dated May17 confirm borrowers intend to enter an IVA with creditors. RISK.05 - Switched to IO - no repayment vehicle: Loan switched to IO in Feb08, no repayment vehicle disclosed.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 398.00 in overcharged late fees refunded on 19th October 2015.		1	2	117,725.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	29-Jun-07	117,725.00	300	29-Jun-32	3.32	2.95	IO	119,466.85	326.98	558.42	561.44	2,661.44																Freehold	Detached / Semi	130,000.00	15-May-07	90.56	Full	130,000.00	15-May-07	91.90	Full		N		Sale of property	N		Trying	Remain Static	Business Slow	Borrower 2 is self employed builder -business has been slow. Also financial mismanagement.		No ATP					11-Feb-16		Visit cancelled by Borrower.	Y	Arrangement, Concession, Switch to IO	27-Jan-17	7-Aug-09	1-Feb-08		Multiple (Specify)	07-Aug-2009	Loan switched to IO in Feb08, payment holiday for 1 month granted in Aug09.				Y	SPO	1-Sep-10	Court order dated 1st September 2010.	CMS + 100	1-Sep-10		Court order dated 1st September 2010. CMS + 100 - open ended.		N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
254	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Continuous arrears balance throughout review period although Borrower has made monthly payments, albeit it some of them slightly late. Arrears have reduced over the last 6 months. RISK.62 - Other Charges: Charging Order dated July 2017 from Wilkes Solicitors in favour of Eurosat Distribution	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 236.00 in overcharged late fees refunded 19th October 2015.		1	1	132,105.87	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	7-Nov-06	132,105.87	360	7-Nov-36	2.32	1.95	IO	134,254.09	258.27	481.40	543.13	604.86																Leasehold	Terraced	145,000.00	5-Sep-06	91.11	Full	145,000.00	5-Sep-06	92.59	Full		N		Sale of property	N		Paying	Remain Static	Unknown	Despite numerous contact attempts by Servicer, there has been limited contact from the Borrower. Exact cause of arrears is unknown.		No ATP					7-Oct-16	140,000.00	No response after 3 visits / messages left.	N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
255	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout review period with 4 unpaid direct debits during November 2016 and December 2016. Since January 2017, there have been no missed payments although no additional payments have been made towards the arrears.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 518.00 in overcharged late fees refunded on 22nd October 2015.		1	2	146,695.00	PHL	N	Resi	N	N	LIBOR	N	0	N	Purchase	Purchase	29-Jun-07	146,695.00	300	29-Jun-32	2.62	2.25	IO	151,748.05	324.13	622.92	622.92	622.92																Freehold	Detached / Semi	157,995.00	21-May-07	92.85	Full	157,995.00	21-May-07	96.05	Full		N		Sale of property	N		Paying	Remain Static	Ill Health	As at September 2016, Borrower 1 has had blood pressure / thyroid problems causing him to have to change jobs and receive a lower income. Regular payments made but arrears balance remains outstanding.		No ATP								Y	Arrangement	2-Nov-16				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
256	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account running with an arrears balance throughout the review period with no payments made for December 2016 and June 2017. Increased payments made in most other months by payment card.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 1372.00 in overcharged late fees refunded on 19th October 2015.		1	1	117,870.98	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Capital	30-Aug-06	117,870.98	300	30-Aug-31	2.37	2	IO	122,325.89	239.92	476.48	236.56	696.64																Leasehold	Detached / Semi	140,000.00	29-Mar-06	84.19	Full	140,000.00	29-Mar-06	87.38	Full		N		Sale of property	N		Paying	Remain Static	Unknown	Despite continuous contact attempts by Servicer there has been very limited contact from the Borrower.		No ATP					18-Apr-16	135,000.00	Counsellor met Borrower on 3rd visit - said he would speak to Servicer direct. Further visit 6th October 2016 but borrower refused to discuss.	Y	Arrangement	30-Mar-10				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
257	C	C	A	✗	✗	✓	✓	✓	✓
PAY.02 - Arrears likely to Increase: No Payments have been made since April 2017. Based on Field Agents valuation September 2016, shortfall unlikely.

PAY.03 - New arrears >1mth in past 12mths: No payments made between June 2016 and November 2016 when arrears of 3644.98 were cleared by way of 3 separate payments. Since then, monthly payments made between December 2016 and April 2017, after which no payments have been made and arrears have accrued again.

RISK.30 - BKO / IVA Post-Completion: Borrower made bankrupt August 2016.

RISK.66 - Unauthorised Tenancy: Field Visit report dated Sep16 confirmed property was let without lenders consent.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 1286 in overcharged late fees refunded on 19th October 2015.		1	1	57,990.65	PHL	N	Resi	N	Y	LIBOR	Y	0	Y	Purchase	Purchase	6-Jul-06	57,990.65	240	6-Jul-26	4.12	3.75	IO	60,898.26	202.64	405.28	202.64	0.00																Freehold	Terraced	67,000.00	13-Jan-06	86.55	Full	67,000.00	13-Jan-06	90.89	Full		N		Sale of property	N		Trying	Increase	Financial Mismanagement	Numerous issues causing arrears on this account, personal bankruptcy, death of relatives and unemployment.		No ATP					5-Sep-16	90,000.00	Property appeared to be tenanted.	Y	Arrangement	30-Mar-16				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
258	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account was approximately 1 payment in arrears at beginning of review period and all monthly payments were made by direct debit until January 2017, which was returned unpaid. The arrears were cleared completely in February 2017, with both May 2017 and June 2017 direct debits being returned unpaid since then. RISK.62 - Other Charges: Charging Order in favour of North West Construction Ltd. registered September 2015.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 558. A letter was sent to the borrower on this date and the amount of 558was credited to the account.		1	2	147,951.01	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	23-Nov-06	147,951.01	360	23-Nov-36	2.17	1.8	IO	152,287.79	271.30	542.60	271.30	0.00																Freehold	Detached / Semi	171,950.00	18-Sep-06	86.04	Full	171,950.00	18-Sep-06	88.57	Full		N		Property sale.	N		Trying	Remain Static	Financial Mismanagement	Borrower stated that he is self employed and has his bank account frozen as somebody who he worked for had been investigated by the police. Bank account subsequently unfrozen. Since then have been referred to StepChange for advice.		No ATP					26-Jan-17	165,000.00
Arrears cleared prior to visit.
Borrower stated that he is self employed and has his bank account frozen as somebody who he worked for had been investigated by the police. Bank account subsequently unfrozen.
																																																																																						Y	Arrangement	2-Oct-14				None		Arrangement was a PTP made by borrower to clear the arrears in the next month due.	None			Y	None	17-Jan-13	Sols instructed on 29Jun10, hearing held on 02Mar11, possession order suspended with an agreed plan to pay CMS + 50	CMS + 50	1-Apr-11	1-Apr-13	SPO agreed of CMS + 50.	Judge agreed with the ATP to clear the arrears proposed by the borrower.	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
259	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout review period with missed payments in December 2016 and February 2017. Arrears cleared in January 2017, but have continued to accrue since then.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 360. A letter was sent to the borrower on this date and the amount of 360 was credited to the account.		1	1	116,195.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	4-Jun-07	116,195.00	300	4-Jun-32	3.32	2.95	IO	117,947.45	323.13	646.18	647.05	658.92																Freehold	Bungalow	136,000.00	10-May-07	85.44	Full	136,000.00	10-May-07	86.73	Full		N		Property sale.	N		Trying	Remain Static	Marital Split	Long standing arrears due to financial mismanagement. More recently Borrower has had to pay barrister fees in relation to child custody case.		ATP Active	Variable	30-Aug-17	1-Dec-17	5 payments of 320 on 30Aug17, CMS + 156 in Sep17, CMS + 276 in Oct17, CMS + 156 in Nov17 and CMS + 48 in Dec17.				Y	Arrangement, Concession	22-Mar-11	28-Jul-09			None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
260	C	C	C	✗	✗	✗	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Account has been heavily in arrears from beginning of review period until May 2017 when the arrears of 6555.52 were cleared with a single card payment. No further payments made since lump sum.

RISK.03 - Third Party Payments: Arrears cleared with a credit card payment made by borrowers father in May17.

RISK.33 - Vulnerability - physical health: Borrower previously suffered an almost fatal heart attack.

RISK.64 - Property Abandoned / Empty: Borrower moved out of property due to state of disrepair - water leak in bathroom.

COLL.05 - Collections activities not appropriate: Despite Borrower being vulnerable for a number of reasons, cannot ascertain why arrears were allowed to accrue to 6555.52 (21MIA) before legal action was  advised. Also, arrears of 6555.52 were paid off with funds from father and lack of affordability has meant that arrears have accrued again, since lump sum payment.

PAY.02 - Arrears likely to Increase: No payments made since May17, arrears likely to continue increasing.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 778 in overcharged late fees refunded 22nd October2015.		1	1	164,675.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and multi debt	11-Sep-07	164,675.00	276	11-Sep-30	2.25	2	IO	166,947.18	311.47	622.94	311.47	6,555.52																Freehold	Detached / Semi	250,000.00	6-Jul-07	65.87	Full	250,000.00	6-Jul-07	66.78	Full		N		Sale of property.	N		Unknown	Increase	Ill Health	Borrower was on a zero hours contract hence low income. Moved out of property due to state of disrepair - water leak in bathroom. Borrower also suffered a heart attack and son tried to commit suicide.		No ATP					8-Mar-17	225,000.00	Counsellor spoke to father, no contact with Borrower.	Y	Arrangement	17-Nov-14				None			None			N	None								N		N								✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
261	A	B	C	✓	✗	✗	✓	✓	✓
COLL.05 - Collections activities not appropriate: Loan completed November 2005. 1st SPO obtained August 2006. Property repossessed June 2010 but handed back same month with 5 cancelled evictions prior to repossession. Account has been permanently in arrears since 2010 and new SPO Obtained November 2016. Cannot ascertain rationale behind initial property hand-back and subsequent tolerance of arrears situation.

PAY.03 - New arrears >1mth in past 12mths: Account has been substantially in arrears throughout whole of review period. No payments for June 2016, September 2016, January 2017, April 2017 and May 2017.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 1936 in overcharged late fees refunded on 19th October 2015.		1	2	92,998.62	PHL	N	Resi	N	N	LIBOR	N	1	Y	Remortgage	Refinance and multi debt	14-Nov-05	92,998.62	300	14-Nov-30	4.12	3.75	IO	108,416.64	331.27	664.69	1,333.42	1,002.15																Leasehold	Terraced	115,000.00	20-Oct-05	80.87	Full	115,000.00	20-Oct-05	94.28	Full		N		Sale of property.	N		Trying	Remain Static	Financial Mismanagement	Account has basically been in arrears since inception and has been subject to litigation on numerous occasions.		No ATP					15-Dec-15	115,000.00	Financial difficulties. Limited information provided by borrowers.	Y	Arrangement	24-Nov-16				None			None			Y	SPO	24-Nov-16	1st SPO obtained August 2006 for CMS +384. 28 day order February 2009. Property repossessed June 2010 but handed back same month. SPO obtained November 2016 for CMS + 80.	CMS + 80	21-Dec-16		Latest SPO open-ended.	SPO Obtained November 2016 for CMS + 80. Borrower was in between jobs.	N		N								✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
262	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been running with an arrears balance for the whole of the review period, with a missed payment in December 2016. Additional monthly payments of 50.00 have reduced the arrears in the last 5 months	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 80.00 in overcharged late fees refunded to Borrower n 19th October 2015.		1	1	73,433.00	PHL	N	Resi	N	N	LIBOR	N	0	N	Purchase	Purchase	28-Sep-06	73,433.00	300	28-Sep-31	2.07	1.7	IO	73,898.62	126.73	268.69	318.69	368.69																Feudal	Terraced	80,000.00	3-Aug-06	91.79	Full	80,000.00	3-Aug-06	92.37	Full		N		Sale of property	N		Paying	Remain Static	Unknown	Small arrears. ATP performing to clear arrears over the next 4 or 5 months.		ATP Active	156.73	3-Apr-17		Borrower refused to do I&E. ATP to continue until arrears cleared.				Y	Arrangement	9-Nov-16				None			None			N	None										N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
263	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout whole of review period with a missed payment for November 2016 and unpaid direct debits in July 2016, August 2016 and April 2017. More recently, additional monthly payments have been made in an attempt to reduce the arrears.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 200. A letter was sent to the borrower on this date and the amount of 200 was credited to the account. INFO.50 - Repayment Basis discrepancies at origination: Offer states interest only, however loan was repayment since origination.		1	1	119,879.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	30-Aug-06	119,879.00	300	30-Aug-31	2	1.75	REP	96,850.92	640.81	1,370.66	1,570.85	1,771.04																Freehold	Detached / Semi	132,500.00	4-Aug-06	90.47	Full	132,500.00	4-Aug-06	73.10	Full					N		Paying	Decrease	Marital Split
Account has been in arrears throughout whole of review period with a missed payment for November 2016 and unpaid direct debits in July 2016, August 2016 and April 2017. More recently, additional monthly payments have been made in an attempt to reduce the arrears.
																																																																														ATP Active	CMS + 74.28	28-Aug-17	28-Aug-20	Weekly standing order payments to be made alongside contractual payment.	9-Aug-17		Borrower not interviewed, as an ATP was meanwhile arranged straight with the borrower.	Y	Arrangement	24-Apr-17				None		ATP agreed on 24Apr17 failed on 09Jun17. New ATP has been recently agreed.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
264	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout review period with multiple payments being made by the Borrower most months via weekly standing order payments of 50.00. Some months, for example November 2016 and December 2016, only 2 weekly payments of 50.00 have been received.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 784.00 in overcharged late fees refunded on 22nd October 2015.		1	1	86,324.00	PHL	N	Resi	Y	Y	LIBOR	N	0	N	Purchase	Purchase - Right to Buy	5-Jan-07	86,324.00	300	5-Jan-32	2.37	2	IO	89,046.43	173.87	372.07	298.20	374.33																Freehold	Detached / Semi	100,000.00	27-Sep-06	86.32	Full	100,000.00	27-Sep-06	89.05	Full		N		Sale of property	N		Trying	Remain Static	Unknown	Despite considerable level of attempted contact from Servicer, little response from the Borrower.		No ATP					18-Jul-17	150,000.00	No response after 3 visits / messages.	Y	Arrangement	1-Dec-15				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
265	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout the review period with no payments made in June 2016, July 2016, August 2016, September 2016, January 2017, February 2017 and March 2017. There have been however increased payments in other months.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 900. A letter was sent to the borrower on this date and the amount of 900 was credited to the account.		1	2	76,725.00	PHL	N	Resi	N	N	LIBOR	N	0	N	Remortgage	Refinance and multi debt	2-Aug-07	76,725.00	240	2-Aug-27	2.62	2.25	IO	79,177.51	170.02	374.00	553.98	683.96																Freehold	Detached / Semi	90,000.00	3-Apr-07	85.25	Full	90,000.00	3-Apr-07	87.98	Full		N		Property sale.	N		Paying	Decrease	Financial Mismanagement	Account permanently in arrears with numerous field visits and previous litigation.		No ATP					16-Nov-16	120,000.00	Counsellor visits cancelled after the first visit.	Y	Arrangement	12-Aug-16				None		Borrower made a PTP to clear the arrears within one month with effect 15Aug16, however the promise failed.	None			Y	Withdrawn	4-Jul-17	Latest litigation action ceased after arrears cleared on 3rd July 2017.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
266	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout whole of review period with no payments made in June 2016 and March 2017. Larger payments made in some months in an attempt to reduce the arrears which have been decreasing in 2017 to date.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 1074.00 in overcharged late fees refunded on 19th October 2015.		1	1	145,160.00	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	6-Jul-06	145,160.00	300	6-Jul-31	1.87	1.5	IO	148,784.16	229.51	511.54	582.03	652.52																Freehold	Detached / Semi	150,000.00	5-Apr-06	96.77	Full	150,000.00	5-Apr-06	99.19	Full		N		Sale of property	N		Trying	Decrease	Ill Health	Original arrears caused by Borrower having an accident and then being off work for 3 months. Since then, Borrower has been in commission based jobs with varying income levels.		No ATP								Y	Arrangement	2-Feb-17				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
267	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout review period with a separate direct debit and standing order, both for 140.00, paying most months. This is due to relationship breakdown and both Borrowers making separate payments. In some months only one payment of 140.00 has been received, hence equating to approximately half a contractual payment missed, in those months e.g. May 2017. Arrears are deteriorating in the early part of 2017.

RISK.62 - Other Charges: Charging Order dated July 2015 in favour of Cabot Financial UK limited. Charging Order dated March 2017 in favour of South West Water.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 754.00 in overcharged late fee refunded on 22nd October 2015.		1	2	115,429.10	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	23-Aug-07	115,429.10	300	23-Aug-32	2.62	2.25	IO	118,942.61	256.09	575.46	419.37	303.28																Freehold	Bungalow	119,000.00	19-Jun-07	97.00	Full	119,000.00	19-Jun-07	99.95	Full		N		Sale of property	N		Trying	Remain Static	Marital Split	Marital split are both Borrowers are attempting to pay 50% of payments each, with limited success. Unable to consider TOE whilst account is in arrears.		No ATP								Y	Arrangement	22-Dec-09				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
268	A	B	B	✓	✗	✗	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears for most of review period with missed payments for June 2016, February 2017, April 2017 and June 2017 and increased payments in remaining months. Arrears have increased throughout 2017. COLL.06 - FC not timely instructed: Limited contact from Borrower. Cannot ascertain why a Field Counsellor was not instructed.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 600 in overcharged fees refunded on 19th October 2015.		1	1	100,057.81	PHL	N	Resi	N	N	LIBOR	N	0	N	Purchase	Purchase	24-Nov-06	100,057.81	300	24-Nov-31	4.12	3.75	IO	104,915.50	353.62	805.47	451.85	498.23																Leasehold	Terraced	115,950.00	17-Oct-06	86.29	Full	115,950.00	17-Oct-06	90.48	Full		N		Sale of property.	N		Trying	Remain Static	Unknown	Limited contact from borrower in review period despite contact attempts by servicer.		No ATP								Y	Arrangement	12-Nov-12				None			None			N	None								N		N								✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
269	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout review period with unpaid direct debits in September 2016 and October 2016. Increased monthly payments have been made by standing order during the first half of 2017.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 118.00 in over charged late fees refunded on 22nd October 2015.		1	2	108,651.80	PHL	N	Resi	N	Y	LIBOR	Y	0	N	Purchase	Purchase	25-Sep-07	108,651.80	360	25-Sep-37	2.87	2.5	REP	90,697.97	482.81	1,160.81	1,178.00	1,170.19																Leasehold	Flat	112,000.00	21-Aug-07	97.01	Full	112,000.00	21-Aug-07	80.98	Full					N		Trying	Remain Static	Marital Split
Account has been in arrears throughout review period with unpaid direct debits in September 2016 and October 2016. Increased monthly payments have been made by standing order during the first half of 2017. Marital split and property tenanted with costs of bringing property up to standard for renting out.
																																																																														No ATP								Y	Arrangement, Concession, Switch to IO	25-May-17	20-Apr-16	1-Dec-11		Multiple (Specify)	01-Sep-2011	Switch to IO extended by 6 month and then account converted back to repayment. Payment holiday of 1 month given in Apr16 after borrower disclosed he was divorcing from his wife.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
270	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account in arrears at beginning of review period but brought up to date in December 2016 due to a monthly arrangement for payments in excess of contractual amount. Since then the direct debit for February 2017 was returned unpaid followed by no payments for March 2017, April 2017 and May 2017. Account now back on arrangement again and arrears are reducing.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 310.00 in overcharged late fees refunded 27th October 2015.		1	1	89,000.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	12-Mar-08	89,000.00	360	12-Mar-38	3.07	2.7	IO	90,421.14	229.73	563.40	938.40	708.67																Freehold	Terraced	103,500.00	25-Jan-08	85.99	Full	103,500.00	25-Jan-08	87.36	Full		N		Sale of property	N		Paying	Decrease	Financial Mismanagement	Issues with contract at work and financial mismanagement. Numerous broken ATPs but latest ATP is performing, to date.		ATP Active	305	28-Jun-17	28-Jan-18	ATP for CMS + £75	24-May-17		Visit cancelled by Borrower.	Y	Arrangement	2-Jun-17				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
271	B	B	A	✗	✗	✓	✓	✓	✓	RISK.62 - Other Charges: 2nd charge held in name of Prestige Finance Ltd. PAY.03 - New arrears >1mth in past 12mths: Account has been in and out of arrears throughout review period with missed payments in August 2016, November 2016 and January 2017 and some over payments in other months.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 708.00 overcharged late fees refunded 19th October 2015.		1	1	85,545.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Home Improvements	1-Sep-06	85,545.00	300	1-Sep-31	2	1.75	IO	87,651.54	144.60	356.80	212.20	217.60																Freehold	Detached / Semi	100,000.00	19-May-06	85.55	Full	100,000.00	19-May-06	87.65	Full		N		Sale of property.	N		Trying	Remain Static	Financial Mismanagement	Account continually in arrears with numerous broken ATPs. Financial mismanagement and borrower has been referred to StepChange on a number of occasions. Potential DWP case.		No ATP								Y	Arrangement	24-Feb-15				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
272	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout the review period with payments missed in September 2016, November 2016, February 2017, March 2017 and June 2017. Larger payments made in other months but nothing on a regular basis.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 1422.00 in overcharged late fees refunded on 19th October 2015.		1	2	91,372.04	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	27-Oct-05	91,372.04	360	27-Oct-35	1.87	1.5	IO	94,210.28	143.90	364.45	220.55	430.57																Freehold	Detached / Semi	94,250.00	6-Sep-05	96.95	Full	94,250.00	6-Sep-05	99.96	Full		N		Sale of property.	N		Trying	Remain Static	Marital Split	Marital split and now back together. Disabled son lives in property. Numerous arrangements made and broken.		No ATP								Y	Arrangement, Concession	1-Oct-16	10-Dec-08			None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
273	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account was initially in arrears for the first 2 months of the review period, then brought up to date for 3 months and has fallen back into arrears again. No payments for December 2016, January 2017 and February 2017. Latest ATP has been performing for 4 months.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 588.00 in overcharged late fees refunded 19th October 2015.		1	1	114,364.11	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	21-Sep-06	114,364.11	300	21-Sep-31	2.67	2.3	IO	116,945.53	256.47	664.96	794.49	538.02																Freehold	Detached / Semi	116,893.00	11-Aug-06	97.84	Full	116,893.00	11-Aug-06	100.04	Full		N		Sale of property	N		Paying	Decrease	Financial Mismanagement	Numerous ATPs made and broken - latest one is performing.		ATP Active	386	1-Jun-17	1-Jan-18	CMS+£129.53				Y	Arrangement, Concession	9-May-17	30-Jan-17			None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
274	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears for most of review period with returned direct debits in July 2016 and August 2016 and no payments in September 2016 and February 2017. Increased made payments in other months with a view to reducing the arrears and latest arrangement is performing.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 436.00 in overcharged late fees refunded 22nd October 2015.		1	2	173,954.22	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	30-Jan-07	173,954.22	300	30-Jan-32	3.12	2.75	IO	177,859.60	454.68	1,211.66	1,256.98	1,302.30																Freehold	Detached / Semi	180,000.00	6-Oct-06	96.64	Full	180,000.00	6-Oct-06	98.81	Full		N		Sale of property	N		Paying	Decrease	Business Slow	Borrower runs a Chines restaurant and business is slow - hence cash flow problems.		ATP Active	500	1-Jun-17	1-Aug-19	ATP CMS+45.32	17-Jan-17	180,000.00	3 visits -Counsellor spoke to Borrower 2. Borrower 1 deals with finances.	Y	Arrangement	31-May-17				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
275	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout the review period and is partially funded by DWP payments, with the Borrowers making additional shortfall payments of 87.79 by direct debit. The arrears position appears to be generally reducing. RISK.03 - Third Party Payments: DWP are currently paying 218.72 every 4 weeks - DWP claim in place since 2015.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 658.00 in overcharged late fees refunded 22nd October 2015.		1	2	122,526.40	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Capital	1-Nov-07	122,526.40	300	1-Nov-32	2.82	2.45	IO	128,001.64	293.92	791.95	1,010.30	1,065.65																Freehold	Detached / Semi	126,000.00	20-Jun-07	97.24	Full	126,000.00	20-Jun-07	101.59	Full		N		Sale of property	N		Paying	Decrease	Family Bereavement	Initial arrears caused by family bereavement in Pakistan and then DWP Claim commenced.		No ATP								Y	Arrangement	18-Jun-15				None			None			Y	SPO	8-Jun-15	Litigation on hold whilst DWP payments are received.	349.27	1-Aug-15		SPO Open ended	Due to DWP payments commencing.	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
276	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears for most of the review period with unpaid direct debits in August 2016 and September 2016. Payments have been maintained since November 2016 and the arrears have remained broadly static. RISK.62 - Other Charges: Charging Order in favour of TFS Loans Limited received in March 2016.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 198 of overcharged late fees refunded 19th October 2015.		1	2	166,848.12	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	24-Apr-06	166,848.12	228	24-Apr-25	3.62	3.25	IO	170,020.31	507.95	1,404.00	1,437.05	1,470.10																Freehold	Detached / Semi	195,000.00	30-Mar-06	85.56	Full	195,000.00	30-Mar-06	87.19	Full		N		Property sale.	N		Paying	Remain Static	Financial Mismanagement	Borrower 1 self employed loan broker and business slow. Borrowers referred to StepChange.		No ATP								Y	Arrangement	2-Sep-15				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
277	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout the review period, with missed payments for September 2016, November 2016 and April 2017. Most other months have seen increased payments in excess of contractual payment with arrears reducing in the first half of 2017. RISK.50 - Sensitive/Vulnerable other: Borrower 2 left property 3 years ago due to domestic violence issues. Police involved. Explicit consent given.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 40.00 in overcharged late fees refunded on 22nd October 2015.		1	2	178,214.37	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	26-Jun-07	178,214.37	180	26-Jun-22	2.82	2.45	IO	179,494.36	418.96	1,184.44	1,265.48	1,346.52																Leasehold	Detached / Semi	185,000.00	10-May-07	96.33	Full	185,000.00	10-May-07	97.02	Full		N		Sale of property	N		Paying	Decrease	Marital Split	Marital split and Borrower 1 self employed in motor trade and business has been slow.		ATP Active	500	14-Aug-17	14-Oct-18	CMS+81.04				Y	Arrangement, Concession	28-Jun-17	12-Jun-10			Payment holiday (Forbearance)	12-Jun-2010	1 month payment holiday granted after borrower informed he and his wife had separated.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
278	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout the review period with no payment being received in March 2017. Some payments in other months were sometimes less than the contractual monthly payment. Arrears broadly remain static.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 746.00 in overcharged late fees refunded on 19th October 2015.		1	1	265,701.50	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	5-Oct-06	265,701.50	300	5-Oct-31	2.67	2.3	IO	272,806.45	598.99	1,700.04	1,711.05	1,732.06																Freehold	Detached / Semi	275,000.00	24-Aug-06	96.62	Full	275,000.00	24-Aug-06	99.20	Full		N		Sale of property	N		Paying	Remain Static	Family Bereavement	as at January 2017 - Borrower had to go abroad re: her niece passing away. She also self employed estate agent with fluctuating income levels.		No ATP					4-Apr-17	508,000.00	No contact after 3 visits.	Y	Arrangement	24-Apr-14				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
279	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears throughout the review period, with no payments for the period November 2016 through to March 2017 inclusive. Since April 2017, Borrower has made excessive payments to clear the arrears with the last payment being 2321.10 in July 2017.	✓	✓	✓			1	1	290,025.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Capital	19-Jun-08	290,025.00	240	19-Jun-28	2.5	2.25	IO	292,537.67	604.22	1,716.88	2,321.10	2,925.32																Freehold	Bungalow	340,000.00	7-May-08	85.30	Full	340,000.00	7-May-08	86.04	Full		N		Sale of property.	N		Paying	Decrease	Business Slow	Mr is a self employed lorry driver and he broke his ankle hence unable to work. Income also fluctuates.		ATP Completed	1208.44	1-Apr-17	1-Aug-17	ATP performed - arrears cleared early in July 2017.				Y	Arrangement	29-Mar-17				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
280	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: For the first two months of the review period, the account was credit, after which there were unpaid direct debits in July 2016, August 2016, March 2017 and April 2017. No payments were made in September 2016, October 2016 and May 2017. Arrears cleared in full after end of review period.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 1418 in overcharged late fees refunded on 19th October 2015.		1	1	94,809.50	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	26-Apr-06	94,809.50	252	26-Apr-27	2.37	2	IO	98,166.75	185.96	529.98	744.02	558.06																Freehold	Terraced	110,000.00	20-Mar-06	86.19	Full	110,000.00	20-Mar-06	89.24	Full		N		Sale of property	N		Paying	Decrease	Financial Mismanagement	Poor payment history. Arrears cleared after end of review period after threat of legal action.		No ATP								Y	Arrangement	10-Mar-17				None			None			Y	PO	1-Apr-11	Servicer was looking to enforce the order as at 6th June 2017.	473.85	1-May-11		CMS+£250 Open-ended.		N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
281	B	B	A	✗	✗	✓	✓	✓	✓	RISK.50 - Sensitive/Vulnerable other: Second borrower does not reside at the property after borrowers separated due to domestic violence. RISK.37 - Borrower no longer resides: Second borrower does not reside at the security according to system notes. PAY.03 - New arrears >1mth in past 12mths: Account in arrears throughout the review period with no payments received in June 2016, July 2016, August 2016, November 2016 and December 2016. Increased payments evident in other months in an attempt to reduce the arrears.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 240.00 in overcharged late fees refunded on 19th October 2015.		1	2	116,267.00	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	16-Nov-06	116,267.00	300	16-Nov-31	2.17	1.8	IO	118,251.07	212.20	606.19	393.99	518.99																Freehold	Detached / Semi	118,000.00	28-Sep-06	98.53	Full	120,000.00	13-Mar-08	98.54	Full		N		Sale of property.	N		Unknown	Remain Static	Marital Split	Marital split and borrower 2 moved out due to alleged domestic violence issues.		No ATP					20-Jul-17	128,000.00	Borrower 1 refused to do I&E.	Y	Arrangement	17-Mar-15				None			None			Y	SPO	28-Oct-13	Continual arrears history. Borrower 1 has refused to complete I&E and Field Counsellor visits on numerous occasions. SPO terms defaulted upon.	CMS+67	1-Dec-13		SPO open ended.	Due to potential DWP claim back in 2013.	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
282	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been heavily in arrears throughout review period. However, payments have been made every month, with additional payments some months in an attempt to reduce the arrears. RISK.62 - Other Charges: Charging Order dated March 2016 in favour of Northumbrian Water Ltd.	✗	✗	✓	MISS.03 - Credit Search Missing: Unable to trace copy of credit search. INFO.40 - Remediation - Late payments fee refunded: 670.00 in overcharged late fees refunded 19th October 2015.		1	2	117,409.25	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	6-Jul-06	117,409.25	360	6-Jul-36	2.37	2	IO	121,672.33	235.97	692.80	692.80	842.80																Freehold	Detached / Semi	135,000.00	6-Apr-06	86.97	Full	135,000.00	6-Apr-06	90.13	Full		N		Sale of property	N		Paying	Remain Static	Ill Health	Mrs has blood clots on her lungs and was unable to work for 2 years. Mr is self employed and low / fluctuating income. Numerous failed ATPs.		No ATP					31-Aug-16	160,000.00	I&E undertaken.	Y	Arrangement	26-Sep-16				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
283	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in arrears of 718.15 throughout whole review period with contractual payments being met every month by direct debit.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 238.00 in overcharged late fees refunded on 22nd October 2015.		1	2	101,673.87	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	10-Jul-07	101,673.87	300	10-Jul-32	2.82	2.45	IO	105,819.50	242.82	718.15	718.15	718.15																Feudal	Terraced	115,000.00	26-Apr-07	88.41	Full	115,000.00	26-Apr-07	92.02	Full		N		Sale of property	N		Paying	Remain Static	Business Slow	Long standing arrears due to fluctuating income.		No ATP					20-Sep-16	120,000.00	3 visits- no contact.	Y	Arrangement	5-Oct-09				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
284	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account had no arrears from June 2016 to March 2017 after which there were no payments for April 2017, May 2017, June 2017 and July 2017. Arrears cleared with lump sum payment of 968.84 on 2nd August 2017.	✗	✓	✗	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 694. A letter was sent to the borrower on this date and the amount of 694 was credited to the account. TITLE.01 - Title number incorrect: Two title numbers XXXXXXX and YYYYYYY.		1	1	69,617.30	PHL	N	Resi	N	N	LIBOR	N	1	N	Purchase	Purchase	28-Jan-05	69,617.30	264	28-Jan-27	4.12	3.75	IO	72,494.57	242.21	726.63	484.42	242.21																Freehold	Terraced	76,000.00	19-Oct-04	91.60	Full	76,000.00	19-Oct-04	95.39	Full		N		Sale of property	N		Paying	Remain Static	Unknown	Regular payments from Borrower but not willing to discuss account.		No ATP					1-Aug-17	90,000.00	Borrower refused to discuss with Counsellor.	N	None					None			None			Y	Court Hearing Date	25-Mar-15	Hearing date adjourned - arrears cleared.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗
285	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account has been in and out of arrears throughout the review period. No payments were made in August 2016, October 2016, March 2017, May 2017 and June 2017. Arrears cleared in full in September 2017.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 784 of overcharged late fees refunded 19th October 2015.		1	2	155,355.72	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	22-Nov-06	155,355.72	300	22-Nov-31	2.32	1.95	IO	158,205.87	303.78	911.34	607.56	303.78																Freehold	Detached / Semi	169,950.00	10-Oct-06	91.41	Full	169,950.00	10-Oct-06	93.09	Full		N		Sale of property	N		Paying	Decrease	Business Slow	Both Borrowers are self employed couriers so income fluctuates. Numerous broken arrangements.		No ATP								Y	Arrangement	16-Mar-16				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
286	B	B	A	✗	✗	✓	✓	✓	✓	RISK.37 - Borrower no longer resides: System notes confirm first borrower does not reside at the property. PAY.03 - New arrears >1mth in past 12mths: Account has been in and out of arrears throughout the review period, with unpaid direct debits in June 2016, July 2016, November 2016, December 2016, March 2017 and May 2017. Excess payments made in other months in attempt to reduce arrears.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: 238 in overcharged late fees refunded on 22nd October 2015.		1	2	120,169.87	PHL	N	Resi	N	N	LIBOR	N	2	N	Purchase	Purchase	30-Aug-07	120,169.87	240	30-Aug-27	3.12	2.75	IO	121,388.01	312.97	938.91	625.94	325.82																Leasehold	Terraced	123,950.00	31-May-07	96.95	Full	123,950.00	31-May-07	97.93	Full		N		Sale of property.	N		Paying	Decrease	Financial Mismanagement	First borrower is self employed in sales and income fluctuates and does not live in property.		No ATP								Y	Arrangement	14-Mar-17				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
288	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage arrears 1057.04 as at end June 2016. CMS 255.64. Credit card payment 225.00 received 01-Jul-2016. Card payment 125.00 received 19-Aug-2016. Card payment 250.00 received 12-Sep-2016. Card payment 275.00 received 12-Oct-2016. Card payment 275.00 received 24-Nov-2016. Card payment 400.00 received 13-Dec-2016. Card payment 400.00 received 29-Dec-2016. Card payment 436.52 received  11-Jan-2017 and arrears now cleared. CMS now 229.55. No payment in February. Card payment 560.00 15-Mar-2017. Card payment 300.00 18-Apr-2017. Card payment 330.00 19-Mat-2017. No payment in June and arrears 187.30 as at end June.

RISK.61 - Ground Rent Debited: Ground rent / service charges last debited in 2013. 50.00 debited 03-Jul-2013. (Previous debit 287.12 07-Dec-2012). No payments seen on statements since that time.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 474.00 19-Oct-2015 incurred between 01-Jan-2009 and 20-Aug-2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	116,501.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	12-Jan-06	116,501.00	300	12-Jan-31	2.2	1.95	IO	133,641.13	229.55	187.30	0.00	58.20																Leasehold	Flat	135,000.00	9-Aug-05	86.30	Full	135,000.00	9-Aug-05	98.99	Full	Valuation Report	N		Sale of property	N		Paying	Remain Static	Unknown	Arrears a feature since 2007. More recently borrower makes fairly regular lump sum payments by card usually clearing the arrears in the short term.		No ATP								Y	Arrangement	25-Sep-09				None			None			Y	Withdrawn	17-Jan-17	Hearing date had been set for 17-Jan-2017 but action withdrawn on payment of arrears.						Y	LPA Receiver appointed 21-May-2009. Receivership end Jan 2010.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
289	C	C	A	✗	✗	✓	✓	✓	✓
PAY.02 - Arrears likely to Increase: Borrowers have advised that they are unable to afford to repay borrowing after property purchased under a Compulsory Purchase Order leaving a residual debt.

PAY.03 - New arrears >1mth in past 12mths: Mortgage arrears 417 01Jul16. CMS 140.80. July, August and September payments made. Card payment 263.91 received 19Oct16 plus standing order 128 reducing arrears to nil. CMS now 127.30. October payment not made. Payments from December to June 2017 all paid and arrears 113.70 as at end June.

RISK.09 - Potential Shortfall: Property has been purchased 22Aug17 by Bradford City Council under a Compulsory Purchase Order for 53,000. Funds received leaving a residual unsecured balance 16,862.24 for borrowers to repay.

RISK.19 - Current affordability risk: Property sold for 53,000 under a Compulsory Purchase Order. Borrowers financial circumstances unclear but letter from borrower dated 08Jun17 stated that unable to afford to repay the residual borrowing and asking that it be written off.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 474 19Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	67,566.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	12-Jan-07	67,566.00	240	12-Jan-27	2.25	2	IO	69,279.35	127.30	113.70	115.40	117.10																Freehold	Terraced	78,750.00	5-Jan-07	85.80	Full	78,750.00	5-Jan-07	87.97	Full	Valuation Report	N		Sale of property	N		Can't	Increase	BTL - No Tenants	Arrears a feature since 2009. Borrower has reduced the arrears since 2016. File is unclear on borrower current financial circumstances.		No ATP								Y	Arrangement	1-Apr-09				None			None			N	None								Y	LPA Receiver appointed 25Jun09 and appointment rescinded 16Sep09 as payments made up to date.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
290	C	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage in arrears 1,308.96 as at 01Jul16. CMS 476.12. No payment in July or August. Card payment received 02Sep16 for 2,261.20 clearing the arrears. CMS now 427.54. Payment 427.43 received by direct debit 12Sep16. October payment received. November payment returned unpaid. No payment for December, January, February, March, April, May. Card payment 3,033.85 made 06Jun17 clearing all arrears. June payment 436.14 received. No arrears as at end June 2017.

RISK.59 - Other Borrower Risk: File note Jul17 states that borrower has another BTL property under account no. XXXXX which had been repossessed but borrower forced access and placed tenants in the property. Borrower refuses to provide information to the lender on his income or assets and liabilities. Borrowers father is said to have often posed as his son in order to deceive. Lenders ability to trust borrower seems to be in question.

RISK.09 - Potential Shortfall: File note dated 11-Apr-2016 (seeking approval to litigation) does not quote a property value but does quote LTV at 146%. A more recent valuation does not appear to be on file so based on this note a shortfall situation could arise if property sold.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 590 on 19Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.	Current property value taken from latest receivership property report.	1	1	224,345.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	12-Jan-06	224,345.00	300	12-Jan-31	2.2	1.95	IO	243,619.39	436.14	0.00	3,033.85	2,597.71																Leasehold	Flat	260,000.00	7-Oct-05	86.29	Full	125,000.00	23-Aug-12	194.90	Full	Valuation Report	N		Sale of property	N		Paying	No Current Arrears	Unknown	Arrears have been a feature on the mortgage since 2011. File notes suggest that borrower tends to make lump sum payments to clear arrears particularly when facing litigation.		No ATP								Y	Arrangement	22-May-17				None			None			Y	SPO	22-May-17	There has been previous litigation dating back to 2015 with a SPO obtained in 2016 but withdrawn on payment of arrears. A further SPO obtained 22May17.	3469.99	22-May-17	19-Jun-17	SPO suspended 28 days on the payment of arrears and current CMS totalling 3,469.99. This was paid by borrower.		Y	LPA Receiver appointed in 2012. Receivership ended 2013.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
291	C	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage arrears 1,149.16 as at 01Jul16. CMS 287.29. No payments received July, August, September and October. Card payment 2,239.66 received 04Nov16 clearing arrears. CMS now 257.96. No payments received November, December, January, February, March, April. Card payment 1,805.72 received 18May17 clearing arrears. No payment in June. Arrears as at end June 257.96.

RISK.61 - Ground Rent Debited: Ground rent / service charge 3,178.45 debited to mortgage 23Jun17 to preserve leasehold security under advice to borrower.

RISK.59 - Other Borrower Risk: File note Jul17 states that borrower has another BTL property under account no. XXXXX which had been repossessed but borrower forced access and placed tenants in the property. Borrower refuses to provide information to the lender on his income or assets and liabilities. Borrowers father is said to have often posed as his son in order to deceive. Lenders ability to trust borrower seems to be in question.

RISK.09 - Potential Shortfall: File note 04Oct16 states property value 150,650. Mortgage has been increasing due to payment of ground rent and service charges and current balance 146,900. After costs and in a distressed sale situation a shortfall could be seen.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 596 19Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	130,002.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	1-Nov-05	130,002.00	300	1-Nov-30	2.2	1.95	IO	146,900.23	257.96	257.96	0.00	1,547.76																Leasehold	Flat	150,650.00	20-Sep-05	86.29	Full	150,650.00	20-Sep-05	97.51	Full	Valuation Report	N		Sale of property	N		Unknown	Remain Static	Unknown	Arrears have been a feature on the mortgage since 2011. File notes suggest that borrower tends to make lump sum payments to clear arrears particularly when facing litigation.		No ATP								Y	Arrangement	8-Feb-16				None			None			Y	SPO	8-Feb-16	Suspended Possession Order obtained 08Feb16 and deferred on payment of arrears.	2298.32	8-Feb-16	8-Mar-16	SPO granted and deferred on payment of arrears 2,298.32 and these were subsequently repaid.		Y	LPA Receiver appointed in 2012. Receivership ended 2013.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
292	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage arrears 395.88 01Jul16. CMS 198.72. Payment 198.72 received by direct debit 15Jul16, 15Aug16. CMS changed to 178.85. Payment 178.85 received by direct debit 15Sep16, 17Oct16, 15Nov16. No payment Dec16. Arrears increase to 574.73. Card payment 753.58 received 30Jan17 clearing the arrears. No payment for February, March or April. Card payment 357.70 received 16May17. No payment in June and arrears as at end June 536.55.

RISK.59 - Other Borrower Risk: File note Jul17 states that borrower has another BTL property under account no. XXXXX which had been repossessed but borrower forced access and placed tenants in the property. Borrower refuses to provide information to the lender on his income or assets and liabilities. Borrowers father is said to have often posed as his son in order to deceive. Lenders ability to trust borrower seems to be in question.

RISK.61 - Ground Rent Debited: Ground rent /service charges 545 debited to mortgage 25May16 under advice to borrower to preserve leasehold security.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 278 22Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	94,025.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	4-Oct-07	94,025.00	300	4-Oct-32	2.25	2	IO	97,766.84	178.85	536.55	357.70	536.55																Leasehold	Flat	110,000.00	24-Aug-07	85.48	Full	110,000.00	24-Aug-07	88.88	Full	Valuation Report	N		Sale of property	Y	Y	Unknown	Decrease	Unknown	Arrears have been a feature on the mortgage since 2011. File notes suggest that borrower tends to make lump sum payments to clear arrears particularly when facing litigation.		No ATP								Y	Arrangement	30-Jul-12				None			None			Y	Court Hearing Date	13-Sep-17
Borrower advised 21-Aug-2017 that court hearing set for 13-Sep-2017 to apply for possession order unless repayment plan agreed. Borrower responded with payment 08-Sep-2017 to clear arrears and agreed to set up a direct debit for future payments
																																																																																																											Y	LPA Receiver appointed in 2012 . Receivership ended 2013.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
293	C	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage arrears as at 01Jul16 475.71. CMS 158.57 Payment 475.71 by cheque 18Jul16 clearing arrears. No payment in August or September. Payment 460.13 by cheque 19Oct16 clearing arrears. No payment for November or December. Payment 428.97 by cheque 26Jan17 clearing arrears. No payment in February . CMS now 142.99. Payment 285.98 by cheque 31Mar17. No payment in April or May. Payment 285.98 by cheque 02Jun17. Arrears as at end June 142.99.

RISK.09 - Potential Shortfall: Field agent report Jul17 values property at 60,000. Mortgage balance 79,455. Should a sale prove necessary a shortfall is likely to arise.

RISK.89 - Other Property Risk: Field agents Jul17 have ascertained that property let to local Social Services Department and current occupier is a vulnerable young adult believed to be a pregnant teenager. Terms of letting agreement to Social Services not known. This could be a factor should it be necessary to take possession of the property.
											✗	✓	✓	INFO.10 - Borrower not cooperating: Last contact with borrower appears to have been Jan17. Lender has been attempting to contact but borrower appears unwilling to communicate. Field agents have been used to make contact but they have been unable to speak to borrower directly. INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 580 19Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	77,677.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	8-Nov-05	77,677.00	240	8-Nov-25	2.2	1.95	IO	79,455.51	142.99	142.99	285.98	142.99																Freehold	Terraced	90,000.00	17-Oct-05	86.31	Full	90,000.00	17-Oct-05	88.28	Full	Valuation Report	N		Sale of property	N		Trying	Decrease	Unknown	Arrears have been a feature since 2013. In the last year borrower has been making lump sum payments every 2 to 3 months to clear arrears. Unclear why this is happening.		No ATP					3-Jul-17	60,000.00	Field agent report Jul17 states that borrower appears to have a letting agency business.	N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓
294	C	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage arrears 680.55 as at 01Jul16. CMS 226.85. Card payment 100 received 01Jul16. Card payments 276.85 received 03Aug16 and 31Aug16 reducing arrears to 480.55. Card payment 255.93 received 23Sep16. No payment Oct or Nov16, CMS now 205.93. Card payment 617.79 14Dec16. As at end Dec16 arrears 430.55. No payments received in Jan, Feb and Mar17. Card payment 1,048.34 received 04Apr17 (clearing the arrears) and 205.93 received 28Apr17. No payment May17. Card payment 205.93 received 02Jun17. Arrears end June 205.93.

RISK.09 - Potential Shortfall: Property value estimated at 85,000 in file note dated 03Apr17. Arrears position has improved recently but if future payment problems are encountered and the property has to be sold a shortfall appears to be likely.
											✗	✓	✓	INFO.44 - Remediation - Wrong Term End Date: Letter to borrower dated 16-Aug-2017 regarding an error in end term date when mortgage originally drawn. No overcharging of interest or other detrimental affect on borrower. Correct maturity date 31Jan31 now on system.	Current property value taken from latest receivership property report.	1	1	110,599.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	31-Jan-06	110,599.00	300	31-Jan-31	2.2	1.95	IO	123,143.44	205.93	205.93	205.93	0.00																Freehold	Terraced	130,000.00	21-Nov-05	85.08	Full	85,000.00	21-Dec-11	144.87	Full	Valuation Report	N		Sale of property	N		Trying	Decrease	Reduced Income
Arrears a feature on the mortgage since 2009. Borrower has been a long term carer for elderly mother who died in 2016. Her caring responsibilities have led to her not being able to work to supplement buy to let income. There is an expectation that her financial position may improve particularly if she is able to gain employment.
																																																																														No ATP								Y	Arrangement	17-Feb-15				None			None			Y	Withdrawn	4-Apr-17
Legal action, including warrants for eviction, taken previously and dating back to 2010. Latest application for a warrant for eviction was withdrawn 04Apr17 on clearance of arrears and forecast improvement in borrowers financial position.
																																																																																																											Y	LPA Receiver appointed 28May09 and concluded receivership in 2012.	N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
295	A	B	A	✓	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage in arrears 229.11 as at 01-Jul-2016. CMS 229.11. No payment in July or August. CMS changes 207.38. Card Payment 229.11 22-Sep-2016. October payment 207.38 received by direct debit and November 2016 payment. Standing orders 50 received 24-Nov-2016 and 25 09-Dec-2016. CMS 207.38 also received 15-Dec-2016. As at end December arrears 590.60. 207.38 received 16-Jan-2017 and standing order 75.00 17-Jan-2017. Direct debit 207.38 received 15-Feb-2017 and payments made for March, April and May. Further standing order 125.00 24-May-2017. June payment 207.38 received 15-Jun-2017. Arrears as at end June 390.60.
											✓	✓	✓			1	1	112,187.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	27-Sep-06	112,187.00	300	27-Sep-31	2.2	1.95	IO	114,275.38	207.38	390.60	390.60	515.60																Freehold	Terraced	130,000.00	17-Jul-06	86.30	Full	130,000.00	17-Jul-06	87.90	Full	Valuation Report	N		Sale of property	N		Trying	Remain Static	Financial Mismanagement
Mortgage has been in various stages of arrears since 2016. Borrower has advised that self employed and has cash flow problems and has used rental income to support the business. He has not provided details of his income and expenditure.
																																																																														No ATP								Y	Arrangement	15-Dec-14				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
296	A	C	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Mortgage paid satisfactorily to April 2017. May and June payments 85.55 both missed. Arrears as at end June 171.10. (No payments also in July and August 2017). PAY.02 - Arrears likely to Increase: No payments since April 2017 and no contact from borrower who has had to be traced using agents. Arrears seem likely to increase.	✗	✓	✓	INFO.10 - Borrower not cooperating: Borrower has not responded to lender communications and tracing agents required to find a contact address. No repayments for 4 months and subject property appears to be occupied.		1	1	45,943.35	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	14-Jul-05	45,943.35	204	14-Jul-22	2.2	1.95	IO	46,923.07	85.55	171.10	85.55	0.00																Freehold	Terraced	53,000.00	10-Jun-05	86.69	Full	53,000.00	10-Jun-05	88.53	Full	Valuation Report	N		Sale of property	N		Unknown	Increase	Unknown	Mortgage being repaid satisfactorily since origination in 2005. Problems only apparent since direct debit mandate cancelled in April 2017 and no payments received since then.		No ATP					4-Jul-17	69,000.00	Borrowers circumstances unknown. Field agents have confirmed that mortgaged property is occupied but no rental income being paid in to mortgage.	N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
297	C	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Mortgage paid satisfactorily up to April 2017. May and June direct debit payments 138.02 returned unpaid. Arrears as at end June 2017 276.04. RISK.65 - BTL - Borrower in occupancy: File note dated 16Aug17 indicates lender has information that borrower may be in residency with his sister. Not confirmed. RISK.09 - Potential Shortfall: Pre-receivership assessment dated 10Aug17 values property at 60,000 to 65,000. With mortgage balance 66,762 and after costs, a shortfall is likely. Since the assessment the borrower has paid the mortgage arrears.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 200 22Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	65,399.00	PHL	N	BTL	N	Y	BBR	N	0	N	Purchase	BTL Purchase	29-Mar-07	65,399.00	300	29-Mar-32	2.5	2.25	IO	66,762.77	138.02	276.04	138.02	0.00																Freehold	Detached / Semi	73,000.00	2-Jan-07	89.59	Full	73,000.00	2-Jan-07	91.46	Full	Valuation Report	N		Sale of property	N		Paying	Decrease	Unknown	Arrears have arisen since Apr17. Card payment made 01Sep17 for 690.10 to bring mortgage up to date.		No ATP								Y	Arrangement	2-Feb-12				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
298	C	C	A	✗	✗	✓	✓	✓	✓
RISK.09 - Potential Shortfall: Lenders instructed a Pre-receivership assessment dated 29-Jun-2017. Agents valued property at 60,000 so with current mortgage 67,405 a shortfall seems likely.

RISK.19 - Current affordability risk: File note dated 24-Feb-2017 states borrower unemployed and on benefits with 8 children. Has borrowed from family for some years. Property currently tenanted although borrower could not recall rent. Property on the market for sale.

RISK.66 - Unauthorised Tenancy: LPA Receiver 22-Aug-2017 advises that property occupied by asylum seekers. There is also some confusion whether there is a tenancy agreement between the borrower and Serco Group PLC re the current occupants. Receiver recommends that solicitors issue trespass notice before deciding on the next stage of action.

PAY.03 - New arrears >1mth in past 12mths: Mortgage up to date to April 2017. No payments received since then leading to arrears 250.90 as at end June 2017.

PAY.02 - Arrears likely to Increase: Borrower unemployed and on benefits. Property occupied by asylum seekers and unclear whether some form of tenancy agreement in place with Serco Group plc. Pending the LPA Receiver gaining a better understanding of the position with the property arrears likely to increase.
											✗	✓	✓	INFO.44 - Remediation - Wrong Term End Date: Remediation letter 23Aug2017 due to incorrect maturity date being input for mortgage at origination. Mortgage maturity date changed accordingly. No affect on repayments or interest and no compensation.		1	1	66,456.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	4-Oct-07	66,456.00	300	4-Oct-32	2.25	2	IO	67,405.51	125.45	250.90	125.45	0.00																Leasehold	Terraced	76,995.00	2-Aug-07	86.31	Full	76,995.00	2-Aug-07	87.55	Full	Valuation Report	N		Sale of property	N		Can't	Increase	Financial Mismanagement	Arrears have become an issue since March 2017. File suggests that the borrower has considerable financial issues and is unlikely to be able to service the mortgage going forward.		No ATP								N	None					None			None			N	None								Y	LPA Receiver appointed 19Jul17.	N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
299	C	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage being repaid satisfactorily until March 2017 when direct debit 213.85 returned unpaid. April direct debit also returned unpaid and no payment received in May. Arrears 641.55. 2 card payments each for 213.85 received June 2017 and arrears as at end June 427.70. 2 card payments each for 213.85 received August and September 2017.

RISK.09 - Potential Shortfall: Lender asked agents to make a drive past assessment and they value property at 85,000 July 2017. Current mortgage balance 115,767 so if a sale is required there is likely to be a shortfall.

RISK.19 - Current affordability risk: Borrower has advised that arrears due to tenants not paying. Unclear what the borrowers financial position currently is and field agent appointed 08-Sep-2017 to visit and complete income and expense details.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 40 22-Oct-2015 incurred between 01-Jan-2009 and 20-Aug-2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	2	110,695.00	PHL	N	BTL	N	N	BBR	N	0	Y	Remortgage	BTL Refinance Only	17-Oct-07	110,695.00	252	17-Oct-28	2.25	2	IO	115,767.58	213.85	427.70	641.55	427.70																Leasehold	Flat	135,000.00	5-Sep-07	82.00	Full	135,000.00	5-Sep-07	85.75	Full	Valuation Report	N		Sale of property	N		Trying	Remain Static	BTL - Tenants not paying	Borrower has missed occasional payments in the past. Arrears position has arisen again since March 2017 and borrower advised that he has had problems with the tenant not paying.		No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
300	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage payments being made until 01-Nov-2016 when direct debit returned unpaid and paid on representation 14-Nov-2016 - no arrears. Paid satisfactorily until 02-mar-2017 when direct debit returned unpaid but paid on representation on 14-Mar-2017. April payment 106.38 made. Payments in May and June both returned unpaid leading to 2 months arrears 212.76 as at end June. Card payment made 212.76 to clear arrears 05-Jul-17.

RISK.65 - BTL - Borrower in occupancy: File shows that borrowers daughter in occupation 04-Aug-2017 and this is intended to be a short term measure while property marketed for sale.
											✓	✓	✓			1	1	97,620.00	PHL	N	BTL	N	N	BBR	N	0	Y	Purchase	BTL Purchase	29-Nov-07	97,620.00	144	29-Nov-19	1.29	1.04	IO	99,501.41	106.38	212.76	106.38	0.00																Freehold	Detached / Semi	113,995.00	9-Aug-07	85.64	Full	113,995.00	9-Aug-07	87.29	Full	Valuation Report	Y	Annual statements sent reminding borrower of interest only basis for mortgage. Last statement 09-Dec-2016.
Borrower appears to be placing the property on the market for sale - August 2017. File states that he is in employment and able to meet CMS from income and intends to sell property before end of term November 2019.
																																																																							N		Trying	Decrease	Unknown	Mortgage does have a history of small arrears since 2008. Arrears have been a feature during 2017 but never more than 2 months and arrears as at end June were cleared July 2017.		No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
301	C	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage in credit 2080.64 as at 01Jul16. CMS 1119.11. No payments received until 13Oct16 when card payment 1000.00 and arrears 247.37. CMS now 1025.87. No payment received until 19Dec16 when 2000.00 received and arrears now 1324.98. Payment 2000.00 received 19Jan17 reducing arrears to 350.85. Payment 2000.00 received 28Feb17, 1117.81 received 31Mar17 and 201.60 received 28Apr17. No payments since that time and arrears as at end Jun17 2160.79.

RISK.61 - Ground Rent Debited: Property service charges and ground rent payment 285.00 debited to mortgage 16Aug16 and 9,022.22 debited to mortgage 15Jun17.

RISK.70 - Property in Possession: Property in possession via LPA Receiver who has been marketing and most recent sale agreed at 725,000.

RISK.62 - Other Charges: File shows that a charging order has been obtained against the property by The Governor and Company of the Bank of Ireland for 3,205,710.73 dated 09Apr15.

PAY.02 - Arrears likely to Increase: Borrower circumstances unknown but file suggests he has large liabilities with other banks. Property has been under the administration of an LPA Receiver and vacated to allow a sale which fell through September 2017. In the absence of rental income and pending a sale the arrears seem likely to increase.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 40 19Oct15 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.	Current value taken from market appraisal report carried out by the asset manager involved in the selling of the property.	1	1	500,629.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	18-Nov-05	500,629.00	300	18-Nov-30	2.2	1.95	IO	597,902.95	1,025.87	2,160.79	1,134.92	109.05																Leasehold	Flat	610,000.00	18-Aug-05	82.07	Full	685,000.00	13-Apr-17	87.29	Full	Valuation Report	N		Sale of property	N		Can't	Increase	Financial Mismanagement	Mortgage has been in various stages of recovery since 2009 when an LPA Receiver was first appointed.		No ATP								Y	Arrangement	2-Mar-17				None			None			Y	In Possession	1-Dec-16	Long history of payment problems dating back to 2009 when an LPA Receiver was first appointed. Evidence of historical legal proceedings on file but these were overtaken by the LPA Receiver taking possession and property on the market for sale.						Y	LPA Receivers originally appointed 30Sep09 and acted until 29Dec14. LPA Receiver re-appointed 01Dec16.	Y	20-Apr-17	Y	LPA Receiver - Move With Us	725,000.00	8-Jun-17	N	LPA Receiver in possession and marketing property. Property had been tenanted up to Feb17 with monthly rent 2000.	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
302	B	A	A	✗	✓	✓	✓	✓	✓
RISK.31 - Vulnerability - mental health: Notes on file dated 21st September 2016 advise that borrower 1 has been in psychiatric hospital as a result of a manic episode and mental breakdown.  It is believed that this was due to lack of work and income.  It is clear from subsequent notes made that the lender has taken account of this in subsequent dealings with the customer

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property.  Recent attempts to contact borrower to discuss plans have failed so it is not possible to establish if a suitable repayment plan exists
											✓	✓	✓			1	1	79,638.80	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	1-Sep-06	79,638.80	216	1-Sep-24	2.52	2.15	IO	80,579.36	167.43	504.60	547.17	589.74																Feudal	Flat	82,000.00	26-Jun-06	97.12	Full	82,000.00	26-Jun-06	98.27	Full		N		Sale of property			Paying	Decrease	Ill Health	Arrears reached a peak of 7 payments in January 2015 but have gradually decreased. DWP payments are being received which together with borrower's contribution is now over-paying by 42.57 per month		ATP Active	CMS plus 33.93	1-Dec-16	1-Oct-18	ATP set up to take account of DWP payments also being received				Y	Arrangement, Concession	8-Dec-16	11-Nov-15			Temp reduced payment		Income and expenditure form completed with borrower and agreed to accept temporary reduced payment for 3 months	None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
303	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: No payments at all were received in July, August, September, October or November 2016.  Card payment of 170.00 received 1st December 2016 versus CMS of 170.57.  Direct debits collected on 28th February 2017 of 130.43 and 170.57 were both rejected on 1st March 2017.  Card payment of 200.00 received on 3rd March 2017.  Direct debit received 13th March 2017 for 130.43 was rejected on 14th March 2017 and direct debit for 170.57 received 13th March 2017 was rejected on 14th March 2017.  Direct debit of 170.57 collected on 28th March 2017 was rejected on 29th March 2017 which at this point left the account 673.08 in arrears representing almost 4 payments in arrears.  Both April direct debits paid on 10th April 2017 were rejected on 11th April 2017.  Both direct debits paid 28th April 2017 were rejected on 2nd May 2017 and a card payment of 171.00 on 3rd May 2017 and 300.00 on 30th May 2017 resulted in the account being 527.06 in arrears at the end of May 2017.  A card payment of 200.00 was made 30th June 2017 which left the account 527.06 as at the end of June 2017

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property.  Latest interest only letter dated 3rd March 2017 failed to receive a response so current plans not known.  It is therefore not possible to confirm whether a suitable repayment plan exists
											✓	✓	✓			1	1	73,017.50	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	1-Feb-07	73,017.50	300	1-Feb-32	2.62	2.25	IO	76,717.03	162.49	489.55	527.06	542.65																Freehold	Detached / Semi	80,000.00	14-Aug-06	91.27	Full	80,000.00	14-Aug-06	95.90	Full		N		Sale of property			Trying	Decrease	Financial Mismanagement	Arrears accrued in period July to December 2016. Since then there have been many rejected direct debit payments but in recent months the arrears have reduced to their current level		ATP Active	CMS plus 133.00	1-Jun-17	1-Dec-17	Arrears are slowly reducing	11-May-17	130,000.00
New plan agreed with customer of CMS plus 133.00 per month.  Field agent advises that borrower's problems were due to a family visit to Ireland which resulted in the direct debit for that month being rejected.  Agent felt that customer was genuinely trying
																																																																																						Y	Arrangement	27-Jan-17				None			None			Y	SPO	11-Aug-10	Litigation was withdrawn on 3rd September 2010 as arrears cleared in full with exception of current month CMS	CMS plus 170.00	1-Nov-07				N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
304	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: In May 2017 a card payment was made of only 50.00 versus CMS 445.46. No payment was made at all in June 2017 which resulted in the account being 1365.00 in arrears, slightly more than 3 months. Since the cut off date of 30th June 2016 increased payments of 535.96 have been received versus CMS of 445.46 so whilst the arrears have increased in the 3 months prior to cut off date, they have actually been reducing again.

RISK.05 - Switched to IO - no repayment vehicle: No repayment vehicle stipulated when account was converted to interest only.  Recent attempts to contact borrower to establish plans have failed.  It is therefore not possible to confirm if a suitable plan exists
											✗	✓	✓	INFO.41 - Remediation - Repayment at origination and only interest collected: Letter to customer dated 7th July 2016 relating to redress payment of 253.57 paid to customer in respect of the first mortgage payment collected from the customer not including any capital element. The mortgage was completed on a repayment basis.		1	2	203,031.50	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	3-Nov-06	203,031.50	360	3-Nov-36	2.67	2.3	IO	202,988.06	445.46	1,365.00	919.54	524.08																Freehold	Detached / Semi	220,000.00	10-Oct-06	92.29	Full	220,000.00	10-Oct-06	92.27	Full		N		Not known	N		Paying	Decrease	Unknown	Arrears peaked at 3 months as at cut off date. Since then increased payments of CMS plus 90.50 have gradually reduced the arrears which are expected to be cleared in 14 months.		ATP Active	CMS + 90.50	1-Aug-17	1-Oct-18	Will repay arrears in 14 months. 3 payments have already been received indicating that the borrower is complying.				Y	Arrangement, Concession, Switch to IO	5-May-17	24-Sep-10	1-Feb-09		Multiple (Specify)	24-Sep-2010	Payment holiday in Oct10. Switched to IO at the request of borrowers.		1-Feb-09		Y	SPO	28-Sep-12	Action commenced January 2011. Arrears at time of latest SPO amounted to 4986.01.	CMS + 100.00	18-Oct-12		SPO with payments of CMS + 100 until arrears were cleared starting Oct12.		N		N								✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
305	C	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Direct debit paid 1st August 2016 was rejected on 2nd August 2016 and successfully recollected on 15th August 2016.  Direct debit paid 1st November 2016 was rejected on 2nd November 2016, recollected on 14th November and rejected again on 15th November 2016.  December direct debit debited on 1st December 2016 was rejected on 2nd December 2016.  No attempt to recollect was made in December 2016.  No payment was made at all in January 2017.  In February 2017 two card payments were made totalling 1000, which largely brought the account back up to date as at the end of March 2017.  Since then no payments have been received and arrears balance as at end of June 2017 stood at 930.93 and by the end of August had amounted to 1521.65.  The situation therefore appears to be worsening.

RISK.36 - Borrower whereabouts unknown: Field agents report 15th February 2017 advised that neighbour believes the customer is now living abroad so customers whereabouts now unknown.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Repayment vehicle stated as sale of property.  Recent attempts to contact borrower to establish current plans have failed.  It is therefore not possible to state that a suitable plan exists.

PAY.02 - Arrears likely to Increase: No payments made since Mar17, borrower has skipped abroad and arrears will likely continue increasing.
											✓	✓	✓			1	1	124,104.20	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	22-Aug-07	124,104.20	300	22-Aug-32	2.82	2.45	IO	128,315.37	295.36	930.93	635.57	340.21																Freehold	Detached / Semi	128,000.00	8-Jun-07	96.96	Full	128,000.00	8-Jun-07	100.25	Full		N		Sale of property	N		Unknown	Increase	Unknown	Case has been problematic almost from inception and reached a peak of 6 months. More recently payments have stopped altogether and with anecdotal evidence that customer is now living abroad it is not certain if the arrears will be repaid		No ATP					15-Feb-17	135,000.00	Field agent advised that neighbour had told him that borrower is living abroad. House is in good condition.	Y	Arrangement	23-Jun-09				None			None			Y	PO	29-Aug-17	Hearing on 15th August 2017 granted order for possession.						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
306	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Payments are being received from DWP 4 weekly of 240.00 versus CMS of 398.62 on main sub account 1.  Customer has been making BGC payments of 200.00 per month as well.  No customer payment was made in December 2016, January 2017, March 2017, April 2017, May  2017 or June 2017 even though DWP payments have continued to be received. This left sub account 1 962.5 in arrears at the end of the review period.  It is noted that customer payments have resumed in July 2017  Sub account 2 was 299.60 n arrears as at 30th June 2017. It would appear this account is funded by monthly transfers from the main sub account 1.  However, these payments have not been made if payments were not receive on the main sub account 1  Sub account 2 was 10payments in arrear as at 30th June 2017

RISK.32 - Vulnerability - severe or long term illness: Both customers suffer from Chronic Obstruction Pulmonary Disorder which is considered to be a long term disability

RISK.44 - Lending into Retirement Issue: Borrower 2 will be 72 upon loan maturity.  No evidence that affordability into retirement has been fully assessed

RISK.03 - Third Party Payments: DWP payments were received from 2008 until July 2017 when payments ceased
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Letter to customer dated 10th November 2015 in respect of refund of late payment fees. 436.43 refund credited to account.		2	2	171,191.48	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	27-Sep-06	163,528.10	240	27-Sep-26	2.67	2.3	IO	165,220.36	364.49	962.65	598.16	233.67	Y	Further Advance	Further Advance/Additional Loan	9-Jan-08	7,663.38	192	9-Jan-24	4.62	4.25	IO	8,285.37	29.92	299.60	269.68	239.76	Feudal	Detached / Semi	170,000.00	30-Jun-06	96.19	Full	190,000.00	20-Nov-07	91.32	Full		N		Endowment			Trying	Decrease	Financial Mismanagement	Arrears commenced in 2008 which coincided with DWP payments commencing. More recently the arrears have arisen as a result of the borrower not paying the shortfall between DWP payments and CMS.		ATP Active	CMS plus 88.05 for 11 months and 88.11 for final payment	31-Aug-17	31-Aug-18	DWP payments now ceased. ATP will clear arrears in 12 months	22-Jun-17	215,000.00	FC advises that both customers are in ill health. Both borrowers are unemployed and claiming benefits	Y	Arrangement	22-May-15				None			None			N									N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
307	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Aug16, Sep16 payments missed overpayments made Oct16 and Nov16.Dec16 missed. Overpayments made every month since then. RISK.33 - Vulnerability - physical health: System note dated 02Aug17 states Borrower 2 is registered disabled	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 742. A letter was sent to the borrower on this date and the amount of 742 was credited to the account.		1	2	82,476.50	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	18-May-06	82,476.50	240	18-May-26	1.87	1.5	IO	86,853.29	130.27	425.14	544.87	664.60																Feudal	Terraced	85,000.00	28-Mar-06	97.03	Full	85,000.00	28-Mar-06	102.18	Full		N		Sale of property	N		Paying	Decrease	Ill Health	Arrears caused by a period of ill health		No ATP					7-May-14		Historic arrears resulted in field counsellor visit. arrears due to loss of earnings caused by sickness	Y	Arrangement	30-Jan-17				None		Arrangement of cms + 110.68 set up to clear all arrears by 31Aug17. Plan failed 08Jul17. Overpayments are still being made but at a lower level and not on an agreed payment plan.	None			Y	None	31-Aug-17
Historic arrears. Litigation commenced 17Mar08. Decree obtained 25Jul08  valid for lifetime of mortgage. Decree enforced 24Jan13 with an eviction date set of 19Feb13. Arrears paid in full by debit card on 15Feb13 and eviction cancelled. no further litigation issues
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
308	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Aug16,Dec16,Feb17,Apr17 and Jun17 payments missed. overpayments made in all other months but not enough to make up the missed payments. RISK.50 - Sensitive/Vulnerable other: System note dated 14Jul17 states that Borrower 2 has been sexually assaulted at work and has been seeing a psychologist. Permission given by borrower for this to be recorded on file.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 160. A letter was sent to the borrower on this date and the amount of 160 was credited to the account.		1	2	78,675.00	PHL	N	Resi	N	N	LIBOR	N	0	N	Remortgage	Refinance and multi debt	11-Jul-08	78,675.00	300	11-Jul-33	3.57	3.2	IO	81,018.54	238.29	802.87	564.58	576.29																Absolute Owner	Flat	91,000.00	28-Apr-08	86.46	Full	91,000.00	28-Apr-08	89.03	Full		N		Sale of property	N		Trying	Decrease	Financial Mismanagement
Latest arrears have been caused by 2 reasons. Firstly, Borrower 1 being in debt elsewhere and not prioritising debts properly. Secondly, system note dated 14Jul17 states that Borrower 2 has buried her head in the sand regarding the arrears as she has been sexually assaulted at work and has been seeing a psychologist. Permission given by borrower for this to be recorded on file. The June payment was missed giving the impression that arrears will increase going forward but a debit card payment was made on 08Jul17 clearing the arrears in full and a new Direct debit has been set up. Jul17 and Aug17 payments collected without any problems.
																																																																														No ATP								Y	Arrangement, Concession	26-Nov-10	30-Jul-13			Payment holiday (Forbearance)	30-Jul-2013
Arrangement set up to clear arrears over 4 months starting 26Nov10. Arrangement completed successfully and arrears cleared.
In Jul13 Borrowers requested a payment holiday of 1 month due to Borrower 2 leaving a job and there being a gap before starting a new job. This was agreed and a letter of confirmation sent to borrower 20Jul13 stating no payment required in Aug13.
																																																																																															None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
309	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Missed payments in Aug16,Oct16,Jan17 and Mar17.	✓	✓	✓			1	2	137,939.00	PHL	N	Resi	N	Y	BBR	N	0	N	Purchase	Purchase	4-Aug-05	137,939.00	216	4-Aug-23	1.5	1.25	IO	139,771.41	173.52	592.54	625.14	657.74																Freehold	Detached / Semi	150,000.00	22-Apr-05	91.96	Full	150,000.00	22-Apr-05	93.18	Full		N		Sale of property	N		Paying	Decrease	Unemployed
Arrears  have built up due to 4 missed payments in the last 12 months. Plan set up to repay the missed payments. System note dated 22Sep16 states Mr lost his job but has now secured alternative employment.
																																																																														ATP Active	cms + 32.60	3-Apr-17	1-Jan-19	Arrangement set up to clear arrears that started Aug16. Plan has been maintained to date and is collecting by Direct Debit without any problems				Y	Arrangement	3-Apr-17				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
310	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Account was already in arrears coming in to the last 12 months. one payment missed in the last 12 month Jul16 all other months have been paid by Direct Debit.	✓	✓	✓			1	2	131,225.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	4-Oct-07	131,225.00	300	4-Oct-32	2.25	2	IO	133,410.48	247.86	870.99	923.13	975.27																Freehold	Detached / Semi	145,000.00	15-Aug-07	90.50	Full	145,000.00	15-Aug-07	92.01	Full		N		Sale of property	N		Paying	Decrease	No Arrears in last 12 months	The account has had historic arrears which were successfully cleared. The current arrears began in Aug15 and are being repaid by arrangement.		ATP Active	CMS+52.14	20-Oct-16	1-Nov-18	ATP performing satisfactorily payments being collected by Direct Debit without any issues.				Y	Arrangement	20-Oct-16				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
311	C	B	A	✗	✗	✓	✓	✓	✓
RISK.37 - Borrower no longer resides: Borrower no longer in residence as discovered by Field Agent in Mar17

RISK.36 - Borrower whereabouts unknown: Borrower not residing in property. A trace was carried out 17Jul07 which located another address, but there are no other contact details and no contact has been made with the borrower to confirm residency.

RISK.66 - Unauthorised Tenancy: Property appears to be rented by the borrowers sister without lenders consent.

RISK.39 - Suspected / Potential Fraud: Lenders system has flagged the case as potential fraud. No further information available.

PAY.03 - New arrears >1mth in past 12mths: Aug16 missed,Sep16 to Dec16 overpayments made,Jan17 reduced payment,Feb17 and Mar17 missed,Apr17 overpayment,May17 and Jun17 missed.
											✓	✓	✓			1	1	122,150.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	8-May-08	122,150.00	360	8-May-38	3.47	3.1	IO	124,623.73	355.08	1,305.08	950.00	594.92																Freehold	Detached / Semi	142,500.00	4-Apr-08	85.72	Full	142,500.00	4-Apr-08	87.46	Full		N		Sale of property.	N		Trying	Remain Static	Ill Health	The account has had historic arrears which were cleared successfully. The current arrears began in Jan16 with sporadic payments over the last 12 months. Since the cut off point in Jun17 the Borrower has made two overpayments but has then missed the payment in Sep17.		ATP Pending					13-Mar-17	129,950.00	No contact made with borrower. Property occupancy unknown but neighbour stated that a female rents the property who is believed to be the borrowers sister. The borrowers whereabouts are not known.	Y	Arrangement	7-Feb-09				None		Arrangement detailed above relates to a 1 month plan to clear historical arrears which was successfully completed.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
312	A	C	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Sep16 overpayment, Oct16 missed, Jan17 missed, Feb17 overpayment, Mar17 missed. PAY.02 - Arrears likely to Increase: Current arrears began Jan16 with sporadic payments being made over the last 12 months. Payments since Jun17 have been missed and solicitors have been instructed to commence litigation action.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 200. A letter was sent to the borrower on this date and the amount of 200 was credited to the account.		1	2	172,219.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	16-Jun-06	172,219.00	360	16-Jun-36	2.37	2	IO	176,733.41	346.19	1,291.41	1,327.95	1,364.49																Freehold	Detached / Semi	200,000.00	31-Mar-06	86.11	Full	200,000.00	31-Mar-06	88.37	Full		N		Sale of property	N		Trying	Increase	Unemployed	Historical arrears on account which were cleared in full. Current arrears began Jan16 with sporadic payments being made over the last 12 months. Jul17 payment has been missed and solicitors have been instructed to commence litigation action.		ATP Failed	425	16-Feb-17	5-Apr-17	ATP arranged to clear arrears with a fix payment of 425 in Mar and Apr17 failed in April.	27-Jan-17
FC met Borrower 2, arrears due to B1 losing job over 12 months ago and accumulating 60,000 of unsecured debt due to the setting up costs of their new ventures. Borrower cooperative at all times and wants to resolve the situation and offered to pay an additional 59.80 per month towards arrears. Position to be reviewed in 3 months when the Borrowers businesses have grown.
																																																																																						Y	Arrangement, Concession	16-Feb-17	7-Jan-16			Payment holiday (Forbearance)	07-Jan-2016
Arrangement made 16Feb17 following a visit from a Field Counsellor for a fixed payment of 425.00 for two months. Arrangement failed 05Apr17. No further arrangement made since. Concession relates to a one month payment holiday given to Borrowers in Jan16 due to a change of job by Borrower 1. Confirmation letter on file dated 07Jan16.
																																																																																															None			Y	Court Hearing Date	14-Sep-17	Solicitors instructed 14Sep17.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
313	B	C	A	✗	✗	✓	✓	✓	✓
RISK.62 - Other Charges: System note dated 06Sep17 states second charge on property with Swift mortgages. Account is in arrears full details awaited.

PAY.03 - New arrears >1mth in past 12mths: Jul16 missed, Jan17 - Apr17 missed, Aug17 missed.

PAY.02 - Arrears likely to Increase: Borrowers have been in and out of arrears since Feb08 and at the end of Jul16 was 6 months in arrears. The arrears were then cleared in full by card payment on 23Aug16 but following more missed payments in the last 12 months arrears have increased again resulting in a Field Counsellor being instructed in May 2017. B1 agreed to pay 500 on31May17 and clear the arrears by the end of Jun17. However, Aug17 payment has since been missed.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1684. A letter was sent to the borrower on this date and the amount of 1684 was credited to the account.		1	2	99,289.50	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	29-Sep-05	99,289.50	288	29-Sep-29	3.62	3.25	IO	104,800.81	303.91	1,137.65	1,333.74	1,529.83																Freehold	Detached / Semi	116,000.00	2-Aug-05	85.59	Full	116,000.00	2-Aug-05	90.35	Full		N		Sale of property	N		Trying	Increase	Business Slow	Borrowers have been in and out of arrears since Feb08 and at the end of Jul16 was 6 months in arrears. The arrears were then cleared in full by card payment on 23Aug16 but following more missed payments in the last 12 months arrears have increased again resulting in a Field Counsellor being instructed.		No ATP					12-May-17	160,000.00
B1 self employed plumber B2 not working. B1 had an accident in work 4 months ago resulting in time being taken off. Borrowers acknowledged they were already in arrears due to B1 not being paid regularly and on time. B1 agreed to pay 500 on31May17 and clear the arrears by the end of Jun17.
																																																																																						Y	Arrangement	7-Dec-11				None		Historic arrangement to clear arrears.	None			Y	Court Hearing Date	7-Sep-17
Account has previously been in litigation in 2016 with a Court Hearing Date set for 30Aug16. This was adjourned as the borrowers cleared the arrears by card payment on23Aug16. A new Hearing Date is awaited for the current litigation action.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
321	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account was 3 MiA at 1Jul17. Missed Oct17 as DDM was recalled unpaid twice in the month putting the account 4+ MiA. All payment since have been made and account remains 4+ MiA. RFA stated in call on 13Jul17 is lifestyle expenditure. RISK.37 - Borrower no longer resides: There is a letter dated 17Jul17 to borrower at a different address. The servicer believes that the borrower is living at this address and was asking for confirmation of this. There does not appear to have been any response so far.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 358 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	122,150.00	PHL	N	Resi	N	Y	BBR	N	0	N	Purchase	Purchase	15-Aug-08	122,150.00	240	15-Aug-28	2.5	2.25	IO	126,367.76	258.18	1,103.46	1,103.46	1,103.46																Leasehold	Terraced	142,500.00	1-Jul-08	85.72	Full	142,500.00	1-Jul-08	88.68	Full		N	Interest Only mailing campaign letters sent Aug15, Oct16 and Jul17.	Sale of property	N		Trying	Remain Static	Financial Mismanagement	Account reached 5 MiA in Dec10 and arrears were reduced to 2.3MiA in Jan11 and account remained at 4+ MiA until Apr12 when arrears were cleared. Arrears started again in Jun15 and were 4.28 MiA at 30Jun17 and are still at that level today.		ATP Active	CMS + 41.82	1-Aug-17	1-Sep-19	I and E completed. ATP for 24mths at CMS + 41.82 and a final additional payment of 16.14. The first 2 payments under the ATP have been made.	3-Jul-17	135,000.00	Cancelled by Servicer after one visit as ATP was agreed.	N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
322	B	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Missed Aug16 and Sep16, overpaid 239 in Nov16, missed Dec16, 200 partial payment in Jan17, overpaid 189 in Feb17 and Mar17, 200 partial payment in Apr17, overpaid 168 in May17, partial payment of 500 in Jun17 with account 4.38 MiA at review cut off date. Missed Jul17 and Aug17 and a 200 partial payment in Sep17. Account is 6+ MiA at todays date. RFA, marital split, File note 12Sep17 call with first borrower, advising that sale of property should happen around end of Sep17, redemption quote has been sent to acting solicitors and the buyer is eager to complete asap and is not in a chain. No figures were given however, the loan should be cleared in full. Field Agents and Litigation are on hold pending the sale of the property completing.

PAY.02 - Arrears likely to Increase: Missed Jul17 and Aug17 and a 200 partial payment in Sep17. Account is 6+ MiA at todays date. Arrears are continuing to increase.

RISK.37 - Borrower no longer resides: File note 12Sep17, call with first borrower who advised that spouse had left property and had taken the children, did not have a contact address for them and this is not held by the Servicer.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 520 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	182,660.00	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	22-Jun-06	182,660.00	300	22-Jun-31	3.87	3.5	IO	186,155.09	591.44	2,591.78	2,500.34	2,668.90																Leasehold	Detached / Semi	200,000.00	26-May-06	91.33	Full	200,000.00	26-May-06	93.08	Full		N	Interest Only mailing campaign letters sent Aug15, Oct16 and Jul17.	Sale of property	N		Trying	Increase	Marital Split
Account had been between 1 and 2 MiA from 2008 and reached 5+ MiA in Mar11. Account was supported by DWP between Jan11 and Sep11 with the borrowers also making a monthly contribution. The arrears were finally cleared in Aug13. Current arrears started Jul16 and are currently 6+ MiA as at today.
																																																																														ATP Failed	CMS + 168.44	24-May-17	24-Apr-18	ATP terms broken.				Y	Arrangement, Concession	15-Apr-17	26-Oct-10			Payment holiday (Forbearance)	26-Oct-2010	Payments reduced to 0.00 for Oct10 and Nov10.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
323	A	B	A	✓	✗	✓	✓	✓	✓	PAY.04 - Payment difficulties. DD Recalls / Late or partial payments: Erratic payment profile during the 12 month review period with missed, partial and over payments though, overall the arrears have not increased by 1 MiA or more and have started to decrease.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 594 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	98,445.00	PHL	N	Resi	Y	Y	LIBOR	N	1	Y	Purchase	Purchase - Right to Buy	6-Aug-07	98,445.00	300	6-Aug-32	3.07	2.7	IO	101,749.75	255.63	1,133.84	1,378.21	1,772.58																Freehold	Terraced	115,000.00	8-Jun-07	85.60	Full	115,000.00	8-Jun-07	88.48	Full		N	Interest Only mailing campaign letters sent Aug15, Oct16 and Jul17.	Sale of property	N		Paying	Decrease	No Arrears in last 12 months
Account was in arrears from Jun09 until Nov11 when the arrears were cleared and the account went into credit. The credit balance increased to 12.6 months in credit in Nov13. Payments ceased from Dec13 and the credit balance was used up by Dec14 with account going into arrears and these were cleared by May15 when the account went into credit again by 2 months. Arrears started again in Nov15 and increased to 6.93 MiA in Apr17 and then started to decrease.
																																																																														No ATP								Y	Arrangement	9-Jun-16				None			None			Y	SPO	24-Jul-17		CMS + 240	1-Aug-17		First payment under SPO for Aug17 has been paid on time.		N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
324	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Missed Oct16, Dec16, Apr17 and May17 and account was 4.46 MiA at 30Jun17. Since then the arrears have reduce to 0.45 MiA as at todays date.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 862 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	77,820.50	PHL	N	Resi	Y	Y	LIBOR	N	0	N	Purchase	Purchase - Right to Buy	18-Dec-06	77,820.50	300	18-Dec-31	2.87	2.5	IO	80,324.00	188.27	840.35	952.08	763.81																Freehold	Detached / Semi	90,000.00	5-Oct-06	86.47	Full	92,500.00	5-Oct-06	86.84	Full		N	Interest Only mailing campaign letters sent Aug15, Oct16 and Jul17.	Sale of property	N		Paying	Decrease	Reduced Income	Account has been in arrears since May10 and peaked at 7.04 MiA in Jun15 and then they have started to decrease and stand at 0.45 MiA at todays date.		No ATP				Account is being reviewed regularly and help and support is being offered with account being managed and arrears reducing.	13-Jan-17	69,000.00	No one at home despite appointment being made.	Y	Arrangement	17-Jul-15				None			None			Y	Adjourned	18-Jul-17	Hearing date of 24Jul17 adjourned as payment of 750 was made to reduce arrears balance.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
325	C	C	A	✗	✗	✓	✓	✓	✓
RISK.70 - Property in Possession: System notes and document reviewed confirm property is in possession since 14Sep17.

RISK.09 - Potential Shortfall: Property taken into possession 14Sep17 and will be marketed at 114,950 and it is unlikely that this will be achieved given notes in possession section. Current balance is 112k+ so a shortfall is likely for this account.

PAY.03 - New arrears >1mth in past 12mths: No payments made during review period. Account taken into possession 14Sep17.

PAY.02 - Arrears likely to Increase: No payments made during review period. Account taken into possession 14Sep17.

RISK.05 - Switched to IO - no repayment vehicle: Loan switched to IO in May08, no repayment vehicle disclosed.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 600 was refunded as a result of this back to the mortgage account on 19Oct15.		1	1	111,700.85	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	22-Nov-06	111,700.85	360	22-Nov-36	2.32	1.95	IO	112,825.95	213.43	963.89	750.46	537.03																Freehold	Detached / Semi	122,000.00	21-Sep-06	91.56	Full	122,000.00	21-Sep-06	92.48	Full		N	Interest Only mailing campaign letters sent Aug15, Oct16 and Jul17.	Sale of property	N		Won't	Increase	Unknown
Arrears started Jun12 and reached 10.56 MiA in Feb13 then started to reduce from Mar13 as borrower started paying an extra 65pm on top of CMS which continued until May15 with account 3.1 MiA. Account continued in arrears until Oct15 when arrears were cleared and account was in 1 months credit and continued to be in credit until Dec16. Arrears then started to increase from Jan17 and was 4.52 MiA at 30Jun17 the cut off date for the review. Since then the arrears have increased to 7.52 MiA.
																																																																														No ATP								Y	Arrangement, Concession, Switch to IO	5-Jun-15	11-Jan-09	1-May-08	11-Jan-09	Multiple (Specify)	11-Jan-2009	Concession of 0.00 payment for Feb09. Switch from REP to IO, all documents are on file.	None			Y	In Possession	14-Sep-17	Warrant for possession obtained and enforced. Property in possession as of 14Sep17.						N		Y	14-Sep-17	N				Y
Possession has only just taken place so there is no information for this section at the present time. File note 12Sep17, average property and condition, needs some modernisation, not a very desirable location, high crime rate in area, to be marketed at 114950 or near offer.
																																																																																																																					✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
326	A	B	A	✓	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: DDM recalled Jul16 and cleared same month on representation. DDM for Aug16 recalled unpaid and CMS paid by card in same month including an overpayment of 530. Missed Dec16. DDMs for Feb17 and Mar17 recalled unpaid twice and a card payment for CMS was made in Mar17. Missed Apr17 as DDM was recalled. May17 DDM recalled and card payment made.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: There was a refund of arrears fees charged between 1Jan09 and 20Aug15 as it was felt that the level of support offered did not justify these fees. A sum of 192 was refunded as a result of this back to the mortgage account on 19Oct15.		1	2	188,277.87	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	9-Mar-07	188,277.87	360	9-Mar-37	2.87	2.5	IO	191,327.99	451.47	2,043.72	2,193.72	2,645.19																Freehold	Detached / Semi	208,000.00	28-Dec-06	90.52	Full	208,000.00	28-Dec-06	91.98	Full		N	Interest Only mailing campaign letters sent Aug15, Oct16 and Jul17.	Sale of property	N		Paying	Decrease	Reduced Income	Arrears started Nov13 and have continued reaching 5.86 MiA in Apr17 reducing to 4.53 MiA at 30Jun17 the review cut off date and have reduced to 3.86 MiA in Aug17.		ATP Active	CMS + 150	28-Jun-17	28-Jul-18	Documented on file.				Y	Arrangement	12-Jun-17				None			None			Y	None		Historic.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
341	C	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage in arrears 01Jul16 212.97. CMS 212.97. No payment received Jul2017 but 212.97 received 10Aug16 paid by card. No payments received until 11Oct16 when 634.55 card payment received clearing all arrears as at 30Sep16. CMS now 195.52. No payment received Oct16 but card payment 200.00 received 17Nov16. No payment received Dec16 or Jan17. Card payment 480.00 received 15Feb17 reducing arrears to 298.24. No payment received in Mar, Apr or May17. Card payment 200.00 received 28Jun17. Arrears as at end Jun17 880.96. Card payments 500.00 and 576.64 received 01Aug17 and 25Aug17 respectively further reducing arrears. Arrears cleared 11Sep17.

RISK.36 - Borrower whereabouts unknown: Tracing agents used May17 to obtain an up to date address for borrower. Lender letter to borrower 01Sep17 requesting confirmation of address provided by agents. Lender has previously lost contact with the borrower. Agents also advised that borrower also known by another surname.
											✗	✓	✓	INFO.44 - Remediation - Wrong Term End Date: Remediation letter 23Aug17 due to incorrect maturity date being input for mortgage at origination. Mortgage maturity date changed accordingly. No affect on repayments or interest and no compensation. INFO.42 - Remediation - Discount rate end date issue: Remediation letter 15Sep15 regarding the initial discount rate for the mortgage ending too soon. Lender refunded 31.23 including net compensatory interest 8.25.		1	1	101,730.00	PHL	N	BTL	N	Y	BBR	N	0	N	Purchase	BTL Purchase	6-Dec-06	101,730.00	300	6-Dec-31	2.2	1.95	IO	108,197.28	195.68	880.96	885.28	689.60																Leasehold	Flat	122,500.00	31-May-06	83.04	Full	122,500.00	31-May-06	88.32	Full		N		Sale of property	Y	Y	Paying	Decrease	Unknown	History or arrears on the mortgage and also lack of contact from borrower to keep lender appraised of circumstances. Borrower pays in lump sums to clear arrears including the most recent arrears cleared 11=Sep-2017		No ATP					4-Apr-17	130,000.00	No contact established with the borrower.	N	None					None			None			Y	Withdrawn	11-Sep-17	Lender had instructed solicitors to proceed to a possession order but withdrew the action 11-Sep-2017 when borrower repaid the arrears.						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
342	C	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Mortgage in arrears 492.92 as at 01-Jul-2017. CMS 123.23. Card payment 616.15 received 27-Jul-16 clearing arrears and covering CMS. No repayments received until standing order 682.98 on 28-Feb-2017 reducing arrears to 111.95. No repayments up to end June 2017 with arrears at that time 559.75. Standing order payment made 06-Jul-2017 for 447.80. RISK.64 - Property Abandoned / Empty: Field agent report November 2016 advised that property empty.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 456.00 19-Oct-2015 incurred between 01-Jan-2009 and 20-Aug-2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	2	60,025.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Home Improvements	2-Sep-05	60,025.00	300	2-Sep-30	2.2	1.95	IO	63,124.07	111.95	559.75	447.80	335.85																Leasehold	Flat	70,000.00	19-Jul-05	85.75	Full	70,000.00	19-Jul-05	90.18	Full	Valuation Report	N		Sale of property	N		Paying	Remain Static	Unknown	Mortgage does have a history of arrears with payments made up to date through payment of a lump sum.		No ATP					8-Nov-16	140,000.00	Field agent report November 2016 advised that property was empty.	N	None								None			Y	Adjourned	10-Jul-17	Hearing held 10-Jul-2017 and adjourned with liberty to restore dependent on borrowers cooperation with arrears. Lender instructed solicitors 25-Aug-2017 to apply for a new hearing.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
343	B	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Last CMS payment 142.74 received 03-Jan-2017 and mortgage up to date at this time. No payments received since then.

RISK.34 - Sensitive - Deceased borrower: Borrower deceased 14-Dec-2016. Copy of provisional death certificate provided by borrowers solicitors. Full death certificate awaited dependant on coroner deciding if inquest into death required. Solicitor advises 23-Jan-17 that anticipating that there will be sufficient funds in the estate to repay the mortgage.

RISK.73 - Adverse Valuer Comments: Valuation refers to woodworm in floor timbers leading to rot. Recommends that a specialist be instructed to check the property and carry out necessary work to address the problem. Retention not recommended.

PAY.02 - Arrears likely to Increase: Borrower deceased. No repayments since January 2017. Unclear if property still producing rental income. Borrowers solicitor has advised 25-Aug-2017 that coroner has yet to decide if inquest required into death.
											✓	✓	✓			1	1	68,525.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	31-Jul-07	68,525.00	240	31-Jul-27	2.5	2.25	IO	69,407.24	142.74	713.70	570.96	428.22																Freehold	Detached / Semi	75,000.00	14-Jun-07	91.37	Full	75,000.00	14-Jun-07	92.54	Full	Valuation Report	N		Sale of property	N		Can't	Increase	Borrower Deceased	Mortgage up to date until January 2017 when last payment received. Borrower deceased December 2016.		No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓
344	C	C	A	✗	✗	✓	✓	✓	✓
PAY.02 - Arrears likely to Increase: Arrears likely to continue increasing until the property is sold by the LPAR.

PAY.03 - New arrears >1mth in past 12mths: Last payment received 145.89 being CMS 03Jan17. Mortgage up to date at the time. No payments received since then.

RISK.30 - BKO / IVA Post-Completion: Borrower 1 adjudicated bankrupt 03Mar17.

RISK.09 - Potential Shortfall: Based on accepting an offer of 80,000 for the property there will be shortfall of 463.

RISK.19 - Current affordability risk: As no payments received since January, borrower 1 declared bankrupt and possession of property being handed back to lenders affordability clearly an issue.

RISK.70 - Property in Possession: Property in possession 24May17 through LPA Receiver. Offer of 80,000 accepted.
											✓	✓	✓			1	2	77,525.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	2-Aug-07	77,525.00	240	2-Aug-27	2.25	2	IO	79,611.07	145.89	729.45	583.56	437.67																Freehold	Terraced	90,000.00	26-Jun-07	86.14	Full	90,000.00	26-Jun-07	88.46	Full	Valuation Report	N		Sale of property	N		Can't	Increase	Financial Mismanagement	Mortgage up to date until January 2017 and no payment received since then.		No ATP								N	None					None			None			N	None								Y	LPA Receiver appointed 03May17 and took possession of the property 24May17.	Y	24-May-17	Y	XXXXX and XXXXX - LPA Receivers	80,000.00	17-Aug-17	Y
LPA Receiver took possession of the property 24May17. Sale agreed for 83,500 but subsequently fell through. LPA Receiver recommends accepting a lower offer of 80,000 and lender has agree subject to a public notice to safeguard fair value.
																																																																																																																					✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
345	C	B	A	✗	✗	✓	✓	✓	✓	RISK.30 - BKO / IVA Post-Completion: Borrower adjudicated bankrupt 03Mar17. PAY.03 - New arrears >1mth in past 12mths: Last payment received 152.47 being CMS 16Jan17. Mortgage up to date at the time. No payments received since then.	✗	✓	✓	INFO.06 - Redeemed Account: Mortgage repaid 01Sep17 after property was sold by the LPAR.		1	2	81,025.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	9-Aug-07	81,025.00	300	9-Aug-32	2.25	2	IO	82,992.13	152.47	762.35	609.88	457.41																Freehold	Terraced	95,000.00	26-Jun-07	85.29	Full	85,000.00	12-Jun-17	97.64	Full	Valuation Report	N		Sale of property	N		Redeemed	Decrease	Financial Mismanagement	Mortgage up to date until January 2017 and no payment received since then.		No ATP								N	None					None			None			N	In Possession	13-Jun-17	Borrowers surrendered the property. LPA Receiver took possession on 13Jun17. Property sold on 01Sep17 and mortgage repaid.						Y	LPA Receiver appointed 16May17 and sold the property 01Sep17.	Y	13-Jun-17	Y	XXXXX and XXXXX - LPA Receivers	91,995.00	14-Aug-17	N	LPA Receiver took possession of the property 13Jun17 which was sold on 01Sep17 and the mortgage repaid. A certificate of fair value was obtained by the lender.	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
346	C	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Last payment received 152.52 being CMS 16-Jan-2017. Mortgage up to date at the time. No payments received since then.

PAY.02 - Arrears likely to Increase: Mortgage 5 months in arrears as at June 2017. Borrower 1 adjudicated bankrupt 3-Mar-2017. Borrower 2 has confirmed that she wishes to surrender her interest in the property.

RISK.30 - BKO / IVA Post-Completion: Borrower 1 adjudicated bankrupt 03-Mar-2017.

RISK.19 - Current affordability risk: As no payments received since January, borrower 1 declared bankrupt and possession of property being handed back to lenders affordability clearly an issue.

RISK.64 - Property Abandoned / Empty: File note dated 07-Sep-2017 shows that borrowers have surrendered possession of the property and the keys have been given to estate agents. Both borrowers have written to the lender confirming that they agree to surrender possession and property empty.
											✓	✓	✓			1	2	81,025.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	14-Aug-07	81,025.00	240	14-Aug-27	2.25	2	IO	82,356.95	152.52	762.60	610.08	457.56																Leasehold	Terraced	95,000.00	26-Jun-07	85.29	Full	95,000.00	26-Jun-07	86.69	Full	Valuation Report	N		Sale of property	N		Can't	Increase	Financial Mismanagement	Mortgage up to date until January 2017 and no payment received since then.		No ATP								N	None					None			None			N	Court Hearing Date	18-Sep-17	Court hearing due 18-Sep-2017 was adjourned pending borrowers completing the voluntary surrender of the property.						N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
347	C	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Mortgage in arrears 863.10 July2016. Card payment received 986.40 01-Aug-2016 bringing account up to date including monthly amount due 123.30. No payment received until card payment 568.14 16-Jan-2017. Monthly amount due 111.21. No payment received since then and account 6 months in arrears.

PAY.02 - Arrears likely to Increase: No payments being received and no contact from borrower. Property believed to be empty. Borrower circumstances unknown (file note dated 20-Apr-2017 confirms) and arrears likely to increase.

RISK.19 - Current affordability risk: Field agent report October 2016 stated that agent had met the borrower who had advised that arrears were due to problems he was having with his property portfolio with some of his properties being untenanted. In the absence of further information on borrower income, given the untenanted nature of the subject property and arrears increasing affordability is unclear.

RISK.36 - Borrower whereabouts unknown: Field agent report October 2016 show that correspondence address for borrower is unoccupied.
											✓	✓	✓			1	1	60,099.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	7-Aug-06	60,099.00	300	7-Aug-31	2.2	1.95	IO	63,447.16	111.21	667.26	556.05	444.84																Freehold	Terraced	70,000.00	7-Mar-06	85.86	Full	70,000.00	7-Mar-06	90.64	Full	Valuation Report	N		Sale of property	N		Unknown	Increase	Financial Mismanagement	Borrower has made 2 lump sum repayments in the last 12 months but failed to cover the monthly amounts due.		No ATP								N	None					None			None			Y	Warrant applied	5-Sep-17	Borrower failed to comply with terms of SPO. Lender has applied to the court for a warrant of execution and an eviction date.	63447	4-Jul-17	2-Aug-17	Possession order suspended for 28 days made 04-Jul-2017.	Full repayment of outstanding debt 63447 required by 02-Aug-2017	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
362	B	C	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Payments of 187 received on a monthly basis from mortgage assistance do not cover the monthly instalments, arrears are subsequently increasing. PAY.02 - Arrears likely to Increase: Monthly payments received insufficient, arrears will continue increasing. RISK.19 - Current affordability risk: System notes and FA report confirm borrower has current affordability issues. RISK.03 - Third Party Payments: Payments made by the DWP.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 360. A letter was sent to the borrower on this date and the amount of 360was credited to the account.		2	1	91,193.50	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Home Improvements	15-Sep-05	80,842.50	156	15-Sep-18	3.62	3.25	IO	83,833.96	247.32	1,600.12	1,540.16	1,480.20	Y	Further Advance	Further Advance/Additional Loan	26-Feb-07	10,351.00	139	26-Sep-18	4.37	4	IO	9,451.99	30.45	1,028.54	998.09	967.64	Freehold	Detached / Semi	100,000.00	22-Jul-05	80.84	Full	125,000.00	11-Oct-06	74.63	Full		Y	Letters sent and calls made to ask borrower about his intentions. He stated he would like to sell the property, however this is not marketed in Right Move.	Property sale.	N		Trying	Increase	Reduced Income	Borrower retired, pension insufficient to cover outgoings. Payments made by mortgage assistance.		No ATP					23-Feb-17	140,000.00	FA interviewed the borrower who confirmed he could not afford payments and had arranged an appointment with a real estate agent to try to sell the property.	N	None					None			None			Y	Court Hearing Date	20-Jun-17
Case was already in litigation back in 2009, when a hearing was held , however this was adjourned. Solicitors instructed again in Jun17 to try to obtain a warrant for possession. Latest notes dated 11Sep17 confirm solicitors waiting for a hearing date.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
366	C	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Arrears as at end June 2016 483.60. CMS 216.72. July and August payments were returned unpaid. September payment received and October payment received. CMS now 208.91. November  and December payments returned unpaid and no payments January and February 2017. March payment received. April to June payments returned unpaid. End June arrears 2,052.70.

PAY.02 - Arrears likely to Increase: Field report May 2017 states that borrower 2 no longer resides. Borrower 1 is in employment but consistently failed to meet promises to make payments. Arrears have been a feature for may years.

RISK.09 - Potential Shortfall: Field agent call report January 2017 values property at 65,000. Mortgage balance 81,620. Shortfall risk if property has to be sold.

RISK.36 - Borrower whereabouts unknown: Borrower 2 no longer resides at property. Whereabouts unknown. Tracing agent being used so that court proceedings papers can be served.

RISK.48 - Borrower over the age of 75: Borrower 2 aged 81.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 674 27-Oct-2015 incurred between 01-Jan-2009 and 20-Aug-2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	2	77,525.00	PHL	N	Resi	N	Y	LIBOR	N	1	Y	Purchase	Purchase	14-May-08	77,525.00	240	14-May-28	3.07	2.7	IO	81,620.77	200.42	2,052.70	1,852.28	1,651.86																Feudal	Terraced	90,000.00	20-Feb-08	86.14	Full	90,000.00	20-Feb-08	90.69	Full		N		Sale of property	N		Won't	Increase	Financial Mismanagement	Arrears began Aug 2008 and increased substantially to March 2010. Arrears then slowly reduced to 2013 when they continued at the 1/2 month level. They began to increase again from 2016 to date.		ATP Failed	CMS + 84.52	1-Mar-17	1-Sep-18	CMS 208.91 plus 84.52. ATP failed. Repayments returned unpaid.				Y	Arrangement	13-Feb-17				None			None			Y	Court Hearing Date	24-May-17	Lender has agreed the proceedings to commence and hearing date awaited.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
369	B	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Payment 188.24 received July 2016 and September 2016. Payment 171.85 received February 2017. All other payments (9 due) not received. Borrower has had an operation on his back and due to return to work April 2017.

PAY.02 - Arrears likely to Increase: Given borrower has only made 3 payments in the last 12 months and has been unable to work due to a back operation, in the absence of evidence of income and borrower commitment, it seems likely that the arrears will increase.

RISK.32 - Vulnerability - severe or long term illness: File note 11-Oct-2016 states that borrower has long standing health issue following whiplash injuries sustained in a car accident. More recent file note dated 30-May-17 following call with customer refers to his continued back problems.

RISK.19 - Current affordability risk: Borrower appears to be unable to work and there is no current information on any other income sources with arrears increasing.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 120.00 22-Oct-2015 incurred between 01-Jan-2009 and 20-Aug-2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	89,849.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	8-Dec-06	89,849.00	300	8-Dec-31	2.25	2	IO	93,673.23	171.85	1,358.41	1,186.56	1,014.71																Feudal	Terraced	105,000.00	4-Oct-06	85.57	Full	105,000.00	4-Oct-06	89.21	Full	Valuation Report	N		Sale of property	N		Can't	Increase	Ill Health	Repayment record reasonable up to 2016 and problems encountered October 2016 onwards with only 1 payment received since then. Borrower said to have back problems following car accident.		No ATP								N	None					None			None			N	Warrant applied	8-Sep-17
Property in Scotland. Solicitors confirm 08-Sept-17 that an Extract Decree agreed in court in favour of the lender. Occupancy report being obtained to confirm if there is a current tenant in occupation.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
370	B	C	A	✗	✗	✓	✓	✓	✓
PAY.02 - Arrears likely to Increase: Borrower is severely injured after an accident and does not have capacity to work or represent himself.

PAY.03 - New arrears >1mth in past 12mths: Arrears as at June 2016 nil. No payments received since June 2016. CMS now 176.80. Arrears end June 2017 2174.97.

RISK.32 - Vulnerability - severe or long term illness: File note 16-May-2017 states that borrower severely injured in motorcycle accident and no longer has capacity to deal with his own affairs. He will need a next of kin or friend to represent him at court or a Court of Protection Order will need to be obtained by his family. The lender is sensitive to the situation and giving time for steps to be taken for the borrower. Lender may have to appoint the Official Solicitor to act on its behalf.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 120.00 22-Oct-2015 incurred between 01-Jan-2009 and 20-Aug-2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged. INFO.44 - Remediation - Wrong Term End Date: Lender sent letter 23Aug2017 due to an error with input of mortgage expiry date at origination. No detrimental affect on borrowers and no compensation paid. Expiry date corrected to 09Aug2037.	Lender sent letter 23-Aug-2017 re an error with input of mortgage expiry date at origination. No detrimental affect on borrowers and no compensation paid. Expiry date corrected to 09-Aug-2037.	1	1	93,299.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	9-Aug-07	93,299.00	360	9-Aug-37	2.25	2	IO	96,969.04	176.80	2,174.97	1,998.17	1,821.37																Freehold	Terraced	103,000.00	25-Apr-07	90.58	Full	103,000.00	25-Apr-07	94.14	Full		N		Sale of property	N		Can't	Increase	Ill Health	Arrears began in March 2008 and regularised January 2010. They re-emerged March 2016 and have continued to date.		No ATP								Y	Arrangement	21-Jul-09				None			None			Y	Court Hearing Date	22-Jun-17	Lender awaiting court hearing date due to need to appoint Official Solicitor as borrower severely incapacitated following a motorcycle accident.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
371	B	C	A	✗	✗	✓	✓	✓	✓
RISK.37 - Borrower no longer resides: Borrowers currently residing in Australia, property appears to be let.

PAY.03 - New arrears >1mth in past 12mths: Arrears 1803.00 as at end June 2016. CMS 301.35. No payment July 2016. Card payment 750.00 received 01-Aug-2016. No payment September or October. Card payment 800.00 received 28-Nov-2016. No payment received since then. Arrears end June 2017 3660.58.

RISK.66 - Unauthorised Tenancy: Property is tenanted. Borrowers reside in Australia.

PAY.02 - Arrears likely to Increase: Borrowers reside in Australia and property is let despite being subject to residential mortgage. Borrower have not provided any payments since November 2016 and have not responded to legal action in May 2017.
											✓	✓	✓			1	2	109,854.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	12-Dec-06	109,854.00	300	12-Dec-31	3	2.75	IO	115,707.48	278.17	3,660.58	3,382.41	3,104.24																Freehold	Terraced	128,500.00	25-Oct-06	85.49	Full	128,500.00	25-Oct-06	90.04	Full		N		Sale of property	N		Won't	Increase	Unknown	Arrears first arose January 2013, limited mainly to 1 month and repaid June 2014. Arose again September 2015 and have steadily increased since then.		No ATP								Y	Arrangement, Concession	31-May-17	3-Sep-15			None			None			Y	Warrant applied	25-Aug-17	SPO granted 25-May-2017, payment from borrowers not received, lender to apply for eviction warrant.	4216.92	25-May-17	22-Jun-17	SPO suspended pending payment of 4216.92.	Payment not received. Lender letter to borrowers 25-Aug-2017 advising that applying for eviction warrant.	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
372	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Arrears 2277.08 as at end June 2016. CMS 414.56. Card payment 400.00 received July 2016, card payments 500.00 August and September 2016 and 520.00 October 2016. CMS now 401.24. No payments from November 2016 to June 2017. Arrears end June 5169.02. Borrowers relationship has broken down and both borrowers had left the property which had been let out. Borrower 2 said to have been receiving rent and not paying mortgage. Borrower 1 has returned to property June 2017 and taking responsibility for payments.

RISK.19 - Current affordability risk: Borrower 2 has left property November 2016 and said to now be out of the country. Borrower 1 has moved back to property June 2017. He is self employed IT technician. I and E completed June 2017 showed negative disposable income 419.36. He will be saving rent 600.00 but very little margin. Property has been tenanted for 10 months and said to be in poor condition and requiring improvement.

RISK.66 - Unauthorised Tenancy: Property had been tenanted during 2016/17 despite being subject to residential mortgage. Borrower 1 is said to now (July 2017) be in occupation and tenants have left.
											✗	✓	✓	INFO.44 - Remediation - Wrong Term End Date: Lender sent letter 23-Aug-2017 re an error with input of mortgage expiry date at origination. No detrimental affect on borrowers and no compensation paid. Expiry date corrected to 28-Sep-2031.		1	2	129,923.37	PHL	N	Resi	N	N	LIBOR	N	1	Y	Remortgage	Refinance and Capital	28-Sep-06	129,923.37	300	28-Sep-31	3.52	3.15	IO	137,835.01	386.94	5,169.02	4,782.08	4,395.14																Leasehold	Terraced	135,000.00	3-Jul-06	96.24	Full	135,000.00	3-Jul-06	102.10	Full		N		Sale of property	N		Can't	Remain Static	Marital Split	Arrears began soon after origination in January 2007. Sporadic arrears continued - often only 1 month and repayments were regular between February 2013 and June 2014. Arrears began to build again with payments often missed from 2015 to date.		No ATP								Y	Arrangement	22-Sep-09				None			None			N	SPO	18-Jul-17	SPO obtained 18-Jul-2017	530.94	18-Jul-17	15-Aug-17	SPO suspended for 28 days on payment of CMS 386.94 plus 144.00 pm for arrears total 530.94		N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
373	B	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Arrears as at end June 2016 492.30. CMS 492.30. Payment 50.00 received July, August payment 50.00 returned unpaid and no payment has been received since then. Arrears end June 2017 4326.25.

RISK.19 - Current affordability risk: Field agent report November 2016 advises that payment problems due to borrowers now living apart and borrower 1 no longer wishes to be involved with the house or mortgage. Borrower 2 has been unemployed but restarting work in early 2017. Currently on a career break and 4 year old daughter starting school in 2017. She is awaiting confirmation from DWP that they will pay mortgage interest. She hope to start making payments in November but cannot afford to start repaying the arrears until she restarts work. No family financial support available.

RISK.31 - Vulnerability - mental health: Field agent report November 2016 advises that borrower 2 appears very anxious and stressed.

PAY.02 - Arrears likely to Increase: Due to relationship break-up, Borrower 2 struggling to make payments and seeking help from the DWP.
											✓	✓	✓			1	2	145,182.98	PHL	N	Resi	N	Y	LIBOR	N	0	Y	Purchase	Purchase	8-Nov-06	145,182.98	300	8-Nov-31	2.52	2.15	IO	151,283.53	308.07	4,326.25	4,018.18	3,710.11																Freehold	Detached / Semi	150,000.00	15-Aug-06	96.79	Full	150,000.00	15-Aug-06	100.86	Full		N		Sale of property.	N		Can't	Increase	Unemployed
Arrears first arose in September 2009 and continued to January 2012 when the mortgage was up to date. They re-emerged in June 2016 to date. Borrowers have relationship problems. Borrower 1 has left the property and borrower 2 currently unemployed.
																																																																														No ATP								Y	Arrangement, Concession	19-Jul-11	25-Aug-16			Temp reduced payment	25-Aug-2016	Lender agreed to accept reduced payments 50.00 for August and September 2016 resuming at 338.64 from October 2016.	None			N											N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
374	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Arrears as at end June 2016 6131.73. CMS 281.07. July 2016 payment 500.00 received late on 01-Aug-2016. All other payments have been made satisfactorily. 500.00 pm paid to October 2016 then 455.95pm to June 2017. CMS 255.96. Arrears as at end June 2017 3605.77. RISK.50 - Sensitive/Vulnerable other: Borrowers elderly father is said to reside at the property but not information on age or health. Borrower also said to have a young son (aged 4 in 2015) with autism but last information on file suggested that the son did not reside at the property.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 966.00 22-Oct-2015 incurred between 01-Jan-2009 and 20-Aug-2015 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.		1	1	135,599.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	3-Jan-07	135,599.00	300	3-Jan-32	2.25	2	IO	142,145.46	255.95	3,605.77	3,805.77	4,005.77																Leasehold	Detached / Semi	180,000.00	10-Jul-06	75.33	Full	180,000.00	10-Jul-06	78.97	Full		N		Sale of property	N		Paying	Decrease	Unemployed	Arrears became a regular feature from January 2013 and have continued to date albeit more regular payments started to be received during 2015 and the aggregate arrears slowly reducing. Borrower has advised that arrears built up during a period when he was unable to work due to his mother having terminal cancer.		ATP Active	CMS + 200	4-Jul-16		ATP under a SPO, currently performing.				Y	Arrangement	4-Jul-16				None			None			Y	SPO	30-Jun-16	SPO obtained 30-Jun-2016	481.07	30-Jun-16	30-Jan-19	Order to pay CMS 281.07 plus 200.00 to clear arrears - total 481.07	Payments being made by borrower	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
375	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrower paying late during the last 12 months. Payments made by credit card just before eviction took place. Arrears have decreased to 2,730.41 as of the review date, however DD due on 30Aug17 was recalled RISK.31 - Vulnerability - mental health: B1 suffers from alcoholism according to system letters and notes.	✓	✓	✓			1	2	90,608.75	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Home Improvements	30-Oct-06	90,608.75	300	30-Oct-31	4.77	4.4	IO	103,231.67	370.35	5,399.71	5,029.36	4,659.01																Freehold	Terraced	105,000.00	1-Aug-06	86.29	Full	105,000.00	1-Aug-06	98.32	Full		N		Sale of property	N		Trying	Remain Static	Ill Health	Historic late payer. Borrower stated reason for arrears was her husband alcoholism and their marital split for several months. Warrant for possession and eviction suspended twice after the judge decided to give them a chance an accept the payment proposals made by the borrowers. Latest plan agreed was defaulted in Aug17. Servicer is planning to obtain new possession warrant.		ATP Failed	CMS + 300	4-Aug-17		SPO obtained on 04Aug17 to pay CMS + 300	5-May-17	110,000.00	Borrowers cancelled several appointments made with the FA.	Y	Arrangement	7-Dec-16				None			None			Y	Warrant applied	6-Sep-17
First warrant issued 04Nov16, eviction date set on 07Dec16 was suspended on 04Dec16 after an ATP was set by the court. Plan defaulted in Apr17, new eviction date set for 08Aug17, was again suspended on 04Aug17. New ATP set has been again defaulted.
																																																																																																						CMS + 300	4-Aug-17		SPO approved by the court of CMS + 300.	Judge wanted to give a chance to borrowers to resume payments and not lose the house.	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
376	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Account in arrears in 14 months, however these are decreasing since Dec16. RISK.32 - Vulnerability - severe or long term illness: System notes confirm B1 has brain cancer.	✓	✓	✓			1	2	130,002.40	PHL	N	Resi	N	N	LIBOR	N	0	N	Purchase	Purchase	5-Dec-06	130,002.40	300	5-Dec-31	2.62	2.25	REP	98,710.31	618.01	9,065.66	9,115.66	9,165.66																Leasehold	Detached / Semi	142,000.00	17-Oct-06	91.55	Full	142,000.00	17-Oct-06	69.51	Full					N		Paying	Decrease	Ill Health
Borrowers were accruing arrears since 2014 due to B1 suffering from brain cancer. No legal action taken due to sensitive circumstances. ATP agreed with the borrowers in Dec16 of CMS + 50 starting in Feb17 is currently performing with the only exception of Dec16 and arrears are reducing slightly.
																																																																														ATP Active	CMS + 50	1-Mar-16	1-Aug-22	ATP agreed to reduce arrears.				Y	Arrangement	22-Feb-17				None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
377	C	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: No payments made into the account since Apr16.

PAY.02 - Arrears likely to Increase: Arrears have continued to increase after the cut-off date. Property repossessed on 24Jul17.

RISK.09 - Potential Shortfall: Current balance is 82k, latest notes show property repossessed and in the market initially for 92,950 with no offers and since 31Aug17 for 85k. Moreover FA valued the property in 75k in Aug16. If no offers are received and the asking price continues dropping property could be sold with a potential shortfall.

RISK.70 - Property in Possession: Property repossessed on 24Jul17.
											✗	✓	✓	INFO.10 - Borrower not cooperating: System notes confirm very little contact made with the borrower, who said reason for arrears was his wages were changed from monthly to weekly, however this does not explain the reason for the financial difficulties.		1	1	95,080.25	PHL	N	Resi	N	Y	LIBOR	N	2	N	Purchase	Purchase	4-Apr-07	95,080.25	360	4-Apr-37	3.12	2.75	REP	82,227.86	420.93	6,402.87	5,981.94	5,561.01																Freehold	Terraced	98,000.00	30-Jan-07	97.02	Full	98,000.00	30-Jan-07	83.91	Full					N		Won't	Increase	Financial Mismanagement	Account fell into arrears in Feb16, no payments made since Apr16. FA instructed in Aug16 did not establish contact.		No ATP					18-Aug-16	75,000.00	Visits made on 25 and 31Aug and 07Sep16, no contact made.	Y	Arrangement	23-Feb-17				None		No evidence of arrangement made on 23Feb17, only a letter was sent on that date informing the borrower a possession order was granted and gave him the chance to avoid eviction by paying the arrears balance before 23Mar17.	None			Y	In Possession	24-Jul-17	Warrant for possession obtained and enforced. Borrower evicted on 24Jul17.						N		Y	24-Jul-17	Y	Reeds Rains	92,950.00	28-Jul-17	Y	Property in possession since 24Jul17. Put in the market initially for 92,950, reduced to 85k on the review held on 31Aug17.	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
378	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Borrowers in 15 months in arrears, which are reducing slightly as a ATP for CMS + 69.28 is in place. RISK.32 - Vulnerability - severe or long term illness: System notes confirm borrower suffered a heart attack in Nov15 and was again in hospital in May17. RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: System notes confirm no repayment vehicle was agreed at origination. Borrowers have confirmed they do not know how to repay the loan once the term ends.	✓	✓	✓			1	2	98,376.12	PHL	N	Resi	N	N	LIBOR	N	0	N	Remortgage	Refinance and multi debt	19-Dec-06	98,376.12	300	19-Dec-31	3.42	3.05	IO	111,657.35	289.69	4,433.10	4,513.41	4,223.72																Leasehold	Terraced	115,000.00	11-Aug-06	85.54	Full	115,000.00	11-Aug-06	97.09	Full		N		Unknown	N		Paying	Decrease	Ill Health	Long term arrears. Possession order obtained and suspended several times as per court decision. Latest SPO agreed in Dec16 failed in Jun17.		ATP Failed	CMS + 69.28	28-Dec-16	28-Jun-22	ATP agreed failed in Jun16. No action taken as borrowers resumed payments in Jul17 and Aug17.				Y	Arrangement	18-May-17				None		Arrangement shown in data is the review of the ATP agreed with the borrower.	None			Y	SPO	28-Dec-16	Long term arrears. Warrant for possession obtained, but not enforced as it was suspended. ATP of CMS + 69.28. Latest notes dated Aug17 confirm borrowers requested to complete I&E.	CMS + 69.28	28-Dec-16	28-Jun-22	SPO agreed failed in Jun17. Payments resumed in Jul and Aug17.	Possession order suspended in order to give borrowers the chance to resume payments.	N		N								✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
379	B	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: No payments made since Apr16.

PAY.02 - Arrears likely to Increase: No payments made since Apr16, eviction date set on 12Sep17, arrears likely to continue increasing.

RISK.61 - Ground Rent Debited: 905.74 charged into borrowers account due to unpaid service charges/insurance premiums on 12Aug16.

RISK.31 - Vulnerability - mental health: Borrower off of work due to depression for 12/18 months. System notes show he went back to work in Jan17.

RISK.37 - Borrower no longer resides: FA report states neighbours advised property was sublet.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Interest only loan with no repayment vehicle agreed at loan origination.

RISK.66 - Unauthorised Tenancy: Residential property sublet, no evidence of lenders authorisation seen.
											✗	✓	✓	INFO.10 - Borrower not cooperating: Borrower has not been responding to lenders letters and calls. INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 440. A letter was sent to the borrower on this date and the amount of 440 was credited to the account.		1	1	66,174.20	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	6-Dec-06	66,174.20	300	6-Dec-31	2.17	1.8	IO	71,596.40	123.26	1,969.31	1,846.05	1,722.79																Feudal	Flat	70,000.00	14-Sep-06	94.53	Full	80,000.00	5-Mar-08	89.50	Full		N		Unknown.	Y	Y	Can't	Increase	Ill Health	No payments made since Apr16. Borrower advised he was off due to depression.		No ATP					26-Jul-16	72,000.00	Several speculative visits. In the last one made on 10Aug16 neighbours advised property was sublet and borrower was the landlord.	N	None					None			None			Y	Eviction Date	25-Aug-17	No payments since Apr16, possession order obtained on 09Jun17 and enforced on 03Aug17. Eviction date set on 12Sep17.						N		N								✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
380	B	B	A	✗	✗	✓	✓	✓	✓	RISK.91 - App form incomplete/incorrect: Application form seen on file is neither signed nor dated. PAY.03 - New arrears >1mth in past 12mths: Borrower in 16 months in arrears, however these are reducing since an ATP was agreed in Feb17. RISK.31 - Vulnerability - mental health: System notes show borrower suffering from depression and anxiety due to her daughters illness. RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan is interest only and no repayment vehicle is present.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 858. A letter was sent to the borrower on this date and the amount of 858 was credited to the account.		1	1	101,934.50	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	12-Jul-07	101,934.50	360	12-Jul-37	2.82	2.45	IO	108,505.78	243.59	3,896.71	3,963.12	4,029.53																Leasehold	Detached / Semi	105,000.00	24-May-07	97.08	Full	105,000.00	24-May-07	103.34	Full				Unknown	N		Paying	Decrease	Ill Health	Historic arrears due to borrowers daughter sickness. No litigation started due to borrowers vulnerability. Arrears currently reducing with a payment plan in place.		ATP Active	CMS + 55.17	10-Feb-17	10-Jan-23	ATP agreed with borrower currently performing.				Y	Arrangement, Concession	20-Jan-17	28-Oct-11			Temp reduced payment	28-Oct-2011	Nov11 payment was reduced from 295.84 to 284.64 as per concession confirmation seen.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓
381	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Several card payments made within the last 12 months, however not sufficient to clear arrears. RISK.31 - Vulnerability - mental health: B1 has depression amongst other physical and mental illness. RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan maturing in Dec17, no repayment vehicle present. Borrowers have dropped the asking price of the property to try to make a quick sale.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 560. A letter was sent to the borrower on this date and the amount of 560 was credited to the account.		1	2	212,425.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and multi debt	19-Dec-07	212,425.00	120	19-Dec-17	3.57	3.2	IO	227,210.88	636.21	10,569.71	9,933.50	9,297.29																Freehold	Terraced	235,000.00	13-Sep-07	90.39	Full	235,000.00	13-Sep-07	96.69	Full		Y	Letter sent on 13Jan17 advising borrowers of end term within 12 months and recommending to seek financial advice.	Borrowers currently trying to sell the property.	N		Trying	Remain Static	Ill Health	Long term arrears caused by borrowers having multiple illness which did not allow them to work. Both borrowers working as of the review date, payments made and arrears slightly reducing.		ATP Failed	CMS + 140.63	1-Feb-17	1-May-17	ATP agreed with the borrowers in Feb17 was not honoured.	21-Dec-16	240,000.00	Field counsellor visited the borrowers and confirmed they had been sick for a while.	Y	Arrangement, Concession	1-Feb-17	7-Apr-15			Temp reduced payment	07-Apr-2015	Lender agreed to reduce Apr15 payment from 680.22 to 466.	None			Y	Court Hearing Date	15-Aug-17	Hearing held on 27Jul17, 58 days adjournment granted to borrowers to allow them selling the property. New hearing to be held on 05Oct17 to get possession order.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
382	C	D	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Payments 84.57 received 15Jul16, 28Jul16 and 15Aug16.  No payments received since Aug16. File note dated 08Dec16 states that borrower has been declared bankrupt and property has been boarded up.

RISK.64 - Property Abandoned / Empty: Insolvency agents 08Dec16 advise that property is derelict and has been boarded up for several years.

RISK.09 - Potential Shortfall: Property has been repossessed and due to go to auction 11Sep17. Due to its poor condition auctioneer has recommended reserve price 10,000 which has been agreed by lender. With mortgage balance 44,942 after costs there will be a considerable shortfall.

RISK.30 - BKO / IVA Post-Completion: Borrower bankrupt 30Sep16. File note 07Aug17 states that Insolvency Service have confirmed that borrower discharged 03Aug17.

RISK.19 - Current affordability risk: Borrower has been bankrupt and has allowed the property to fall into a derelict state. No information on current income and borrower has not contested the repossession and sale of the property.

RISK.70 - Property in Possession: Property repossessed by lender on 03Jul17.
											✓	✓	✓			1	1	41,429.00	PHL	N	BTL	N	N	BBR	N	0	N	Purchase	BTL Purchase	8-Nov-10	41,429.00	243	8-Feb-31	2.2	1.95	IO	44,942.05	77.10	940.14	863.04	785.94																Freehold	Terraced	48,000.00	15-Nov-05	86.31	Full	48,000.00	15-Nov-05	93.63	Full	Valuation Report	N		Sale of property	N		Can't	Remain Static	Financial Mismanagement	Arrears first arose in September 2016 coinciding with borrowers bankruptcy.		No ATP								Y	Arrangement	2-Feb-17				None			None			Y	In Possession	3-Jul-17	Property empty and derelict and re-possession not contested by borrower.						N	File note dated 15Nov16 refers to a pre LPA Receivership assessment being undertaken. It appears that litigation route taken by lender rather than LPA receivership.	Y	3-Jul-17	Y	Alexander Bowetell Estate Agents	10,000.00	11-Sep-17	Y	Possession obtained 03-Jul-2017. Property had been empty and derelict for some years and borrower did not contest proceedings.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓
383	C	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: No payments made from 01Jul16 to 04May17 when 600 received being CMS 211.17 plus 388.63 . Further 600 (CMS plus 388.63) received 05Jun17 and 211.37 received 19Jun17.

RISK.65 - BTL - Borrower in occupancy: File shows that borrower is living in property with wife and 2 year old daughter.

RISK.39 - Suspected / Potential Fraud: Lender file states that borrower falsely claimed that he was a dentist when applying for original mortgage. He is believed to be a dental technician.

RISK.62 - Other Charges: Lender file note dated 15Aug17 states that a second charge against the property by Blenheim Finance securing 3,000.

RISK.32 - Vulnerability - severe or long term illness: File note dated 27Jul17 states that borrower has had a period in hospital and was unable to work. No further detail on nature of illness although borrower working again Jul17.

PAY.02 - Arrears likely to Increase: Borrower has poor repayment history over a number of years and latest income and expenditure assessment shows a negative position. Given borrower is living in the property there is no rental income to service the borrowing so arrears in all probability likely to increase.

RISK.19 - Current affordability risk: Most recent income and expenditure assessment Jul17 shows a negative disposable income and borrower residing in property so unable to provide rental income to service the mortgage.

RISK.09 - Potential Shortfall: Updated valuation report carried out in Oct11 shows current LTV is 127%, which could drive into a potential shortfall is the property has to be sold.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: Lender refunded fees totalling 1,888 18Jan17 incurred between 01Jan09 and 20Aug15 following a review of late payment fees that concluded that the level of support provided did not always justify the fees charged.	Latest valuation dated 06Oct11 was not a full valuation but a valuation provided by the LPA Receiver. File shows lender using a field agent valuation for 159,000 dated Apr17 for risk assessment purposes.	1	1	111,680.00	PHL	N	BTL	N	N	BBR	N	0	N	Remortgage	BTL Refinance and Capital	19-Oct-05	111,680.00	300	19-Oct-30	2.2	1.95	IO	127,241.48	211.37	3,631.26	3,419.89	3,808.52																Leasehold	Detached / Semi	160,000.00	19-Sep-05	69.80	Full	100,000.00	6-Oct-11	127.24	AVM	Valuation Report	N		Sale of property	N		Can't	Increase	BTL - No Tenants	History of arrears for many years and SPO first obtained 2008. Arrears finally cleared in 2014 but have arisen again since 2016.	During 2017 borrower has been in hospital and unable to work for a period until July 2017. Income and expenditure completed July 2017 and showed negative income 843pm. Borrower self employed and unable to evidence income. Borrower lives in property so rental income not available to service mortgage.	No ATP								Y	Arrangement	18-Apr-17				None			None			Y	Warrant obtained	15-Aug-17	File shows that at a hearing on 22Aug17 the court was satisfied that the Suspended Possession Order had been breached and lender granted permission to issue the warrant for possession.	2228.95	15-Aug-08
SPO was granted and suspended on condition that the borrower pay 200pm in addition to CMS. The borrower failed to comply with this order and subsequent proceedings were taken and warrants obtained on 6 occasions up to 2017.
																																																																																																										File shows that the lender has applied for warrants on 6 occasions since the original SPO in 2008 and at a hearing in Aug17 has the courts permission to issue the warrant for possession.	Y	LPA Receiver appointed 22Jan10.	N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✓	✗	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓
384	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Long term arrears due to borrower having mental health issues. Currently overpaying, thus arrears slightly reducing. RISK.31 - Vulnerability - mental health: Borrower suffering from depression and medicated, according to system notes. RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan is IO, no repayment vehicle provided.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 870. A letter was sent to the borrower on this date and the amount of 870 was credited to the account.		1	1	73,801.40	PHL	N	Resi	N	Y	LIBOR	N	0	N	Purchase	Purchase	27-Apr-06	73,801.40	300	27-Apr-31	1.87	1.5	IO	80,913.07	117.64	2,187.85	2,220.21	2,302.57																Freehold	Detached / Semi	80,000.00	6-Mar-06	92.25	Full	80,000.00	6-Mar-06	101.14	Full		N		Unknown	N		Trying	Decrease	Ill Health	Long term arrears. Borrower currently paying 50 per week with monthly CMS of 117.64, which is helping to reduce the arrears, although Jul17 payment was not maintained.	Worst MiA 25. No legal action taken due to borrowers vulnerability. Arrears under 18 months as of the review date.	ATP Failed	CMS + 74.18	5-Jan-17	5-Jan-20	ATP of CMS + 74.18 agreed in Jan17. Borrower has been paying 200 per month, which is more than the agreed amount, however only paid 10 in Jul17, so the ATP failed. I & E sent to borrower on 31Aug17 to see if ATP can be resumed.	12-Sep-16	85,000.00	FA tried to make several appointments with the borrower, but he did not cooperate.	Y	Arrangement	5-Jan-17				None			None			Y	SPO	4-Sep-12	Solicitors instructed. order for possession granted and eviction date set for 04Sep12, however this was suspended on CMI + 50 with effect 01Oct12.	CMS + 50	1-Oct-12	1-Aug-19	ATP under an SPO broken by the borrower several times, however lender has not enforced the warrant for possession due to borrowers vulnerability.	Judge suspended the possession order as the DWP would be paying more than the monthly instalments.	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
385	C	C	A	✗	✗	✓	✓	✓	✓	PAY.02 - Arrears likely to Increase: No payments made since borrower passed away, arrears likely to continue increasing. RISK.34 - Sensitive - Deceased borrower: Borrower passed away on 08Nov15 according to death certificate seen. PAY.03 - New arrears >1mth in past 12mths: No payments made since borrower passed away. RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: IO mortgage, no repayment vehicle disclosed. RISK.09 - Potential Shortfall: Current outstanding mortgage amount over 161k, system notes suggest property could be sold for 160k, with a small shortfall.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 27th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 40. A letter was sent to the borrower on this date and the amount of 40 was credited to the account.		1	1	151,025.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Capital	27-Feb-08	151,025.00	240	27-Feb-28	3.12	2.75	IO	161,361.33	395.82	7,925.98	7,530.16	7,134.34																Leasehold	Detached / Semi	230,000.00	10-Oct-07	65.66	Full	230,000.00	10-Oct-07	70.16	Full		N		Unknown	N		Can't	Increase	Borrower Deceased
No payments made since borrower passed away. Widow is trying to sell the property, however no original GOP provided to the lender and for this reason deeds cannot be sent to the widow solicitors to facilitate the sale.
																																																																													Borrower passed away in Nov15, arrears accruing since.	No ATP								N	None					None			None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
386	C	C	A	✗	✗	✓	✓	✓	✓
PAY.02 - Arrears likely to Increase: Borrower in BKO proceedings and no payments made since Oct16, arrears will likely continue increasing.

RISK.73 - Adverse Valuer Comments: High level of dampness, some properties in the area identified as having high natural level of radon gas, missing and damaged slated. roof covering showing signs of weathering and ageing. Property tenanted as of the valuation date. Risk of wood-boring beetle infestation present. Retention of 2050 made until timber and damp works are carried out.

PAY.03 - New arrears >1mth in past 12mths: No payments made since Sep15.

RISK.30 - BKO / IVA Post-Completion: Borrower in BKO proceedings since 19Oct16. Trustee appointed on 01Feb17.
											✗	✓	✓	INFO.10 - Borrower not cooperating: System shows little contact with borrower, who was not cooperating.		1	1	144,599.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	3-Apr-07	144,599.00	300	3-Apr-32	2.25	2	REP	115,757.83	653.48	14,541.85	13,888.37	13,234.89																Freehold	Terraced	167,000.00	19-Feb-07	86.59	Full	167,000.00	19-Feb-07	69.32	Full					N		Can't	Increase	Business Failed	Arrears started in Sep15 after customs officials found 3 illegal workers in borrowers restaurant and high fines were imposed. No more payments made since and borrower in BKO since Oct16.	Arrears to continue increasing, eviction date set on 30Oct17.	No ATP					16-Nov-15	89,000.00	FA contacted borrower by phone, who explained the reason for arrears and requested concession for 2 months, however no payments were made.	Y	Arrangement	30-Nov-16				None		Letter sent to borrowers on 30Nov16 stating possession order granted could be suspended if arrears were cleared by the 28Dec16.	None			Y	Eviction Date	26-Jun-17	No payments made since Sep15, case passed to solicitors, possession order obtained and enforced in Dec16. Eviction date set on 30Oct17.						N		N								✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓
387	B	B	A	✗	✗	✓	✓	✓	✓	RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Letter sent to borrower on 31Mar17 confirms no repayment vehicle in place. PAY.03 - New arrears >1mth in past 12mths: Borrower has accrued arrears of over 25 months. DD set in Feb17 to pay CMS + 50, however this was recalled in Mar and Apr17. Sporadic payments made by credit card, however arrears are not reducing. RISK.31 - Vulnerability - mental health: Borrower has depression and is diagnosed with SAD.	✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19thOctober 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 502. A letter was sent to the borrower on this date and the amount of 502 was credited to the account.		1	1	76,825.12	PHL	N	Resi	N	N	LIBOR	N	1	Y	Remortgage	Refinance and multi debt	19-Aug-05	76,825.12	300	19-Aug-30	4.12	3.75	IO	90,836.71	270.57	7,352.79	7,082.22	7,132.22																Freehold	Terraced	95,000.00	5-Jul-05	80.87	Full	95,000.00	5-Jul-05	95.62	Full		N		Unknown	N		Trying	Remain Static	Ill Health	Long term arrears. Possession order suspended and arrangement made to reduce arrears, however borrower is not honouring the payments as agreed.	Borrowers husband committed suicide 4 years ago, borrower has mental issues. SPO due to borrowers vulnerability.	ATP Active	CMS + 50	23-Mar-17	1-Sep-28	ATP agreed in accordance with SPO from 10Jan17 failed. New ATP agreed with borrower, who is currently making payments by credit card.	3-Jul-17		3 unsuccessful prospective visits. Neighbours confirmed borrower resided at the security.	Y	Arrangement	23-Mar-17				None			None			Y	SPO	18-Jan-17	Possession order suspended by the judge on the basis of CMS + 50 payments with effect 01Feb17.	CMS + 50	18-Jan-17	1-Sep-28	SPO agreed payments not maintained by the borrower. New ATP agreed in Mar17 with the same conditions than the SPO.	Judge wanted to give a chance to borrower to keep the property as she proved she had found a new job and could meet payments.	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
388	C	C	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: No payments made since Jun15.

RISK.37 - Borrower no longer resides: System notes confirm borrowers divorced and both living in different properties. Security appears to be empty.

RISK.36 - Borrower whereabouts unknown: Servicer is not getting hold of the first borrower.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: IO mortgage, no repayment vehicle disclosed.

RISK.64 - Property Abandoned / Empty: System notes confirm property is currently empty.

PAY.02 - Arrears likely to Increase: No payments made since borrowers separated, arrears likely to continue increasing.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 266. A letter was sent to the borrower on this date and the amount of 266 was credited to the account. INFO.10 - Borrower not cooperating: Borrowers divorced, B1 is saying B2 should pay and according to B2 they both should pay, however none of them appears to be making payments.		1	2	210,557.00	PHL	N	Resi	N	N	BBR	N	1	Y	Purchase	Purchase	23-Jan-07	210,557.00	360	23-Jan-37	2.25	2	IO	220,904.28	391.66	10,931.50	10,539.84	10,148.18																Leasehold	Detached / Semi	250,000.00	5-Dec-06	84.22	Full	250,000.00	5-Dec-06	88.36	Full		N		Unknown	N		Won't	Increase	Marital Split	Account in arrears since borrowers separated. Possession order obtained, however it has not been enforced yet.	Lender to enforce possession order granted on 25May17.	No ATP								N	None					None			None			Y	Warrant obtained	25-May-17	Warrant for possession granted on 25May17 has not been enforced yet by the lender as they cannot get hold of one of the borrowers.						N		N								✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
389	B	B	A	✗	✗	✓	✓	✓	✓
PAY.03 - New arrears >1mth in past 12mths: Borrower has been accruing arrears due to having cancer and being off of work for a while. Arrears have been cleared by borrowers father on 01Sep17 after the cut-off date.

RISK.32 - Vulnerability - severe or long term illness: Borrower has kidney cancer according to system notes.

RISK.37 - Borrower no longer resides: Borrowers are divorced and B2 is no longer residing at the security.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: IO mortgage, no repayment vehicle disclosed.

RISK.03 - Third Party Payments: Arrears cleared on 01Sep17 with a card payment from borrowers father.
											✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 780. A letter was sent to the borrower on this date and the amount of 780 was credited to the account.

INFO.60 - Complaints not upheld in system: Complaint registered on 30Aug17 as lender advised could not accept 3rd party payment and could not remove second borrower from the mortgage until arrears were cleared and CMI were maintained for 12 months. 3rd party payment from borrowers father finally accepted by the lender.
																2	2	85,965.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	3-Apr-07	70,725.00	360	3-Apr-37	2.62	2.25	IO	77,807.96	156.03	4,693.23	4,537.20	4,381.17	Y	Further Advance	Further Advance/Additional Loan	17-Jan-08	15,240.00	276	17-Jan-31	4.37	4	IO	17,056.74	55.63	1,504.07	1,448.44	1,392.81	Leasehold	Flat	99,950.00	19-Feb-07	70.76	Full	110,000.00	11-Dec-07	86.24	Full		N		Unknown	N		Paying	Decrease	Ill Health	Borrower accruing past arrears due to having cancer. Arrears cleared on 01Sep17 and DD set.	All arrears cleared as of the review date.	ATP Completed	CMS + 50	21-Feb-17	1-Dec-26	ATP agreed with field agent. Plan failed in error due to a rate change. Apology letter sent to borrower and plan reinstated on 11Apr17, however has been completed after arrears are fully paid.	21-Jan-17	120,000.00	ATP of CMS + 50 agreed with the borrower.	Y	Arrangement, Concession	11-Apr-17	15-Apr-16			Temp reduced payment	15-Apr-2016	Lender agreed to get CMS -100 in the payments due in May and Jun16 with the borrower.	None			Y	Adjourned	9-Sep-17	Hearing set on 07Sep17 was adjourned after arrears were cleared on 01Sep17.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
390	B	B	A	✗	✗	✓	✓	✓	✓	PAY.03 - New arrears >1mth in past 12mths: Long term arrears that have been reducing over the time after a SPO was agreed on 25Nov11. DDs due in Mar, Jul and Aug17 have been recalled. Mar and Aug17 later paid by card payment. RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: IO mortgage, no repayment vehicle disclosed.	✗	✗	✓	MISS.29 - All documents missing - Known: Complete file missing. Issue already noted by the servicer. INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 1,738. A letter was sent to the borrower on this date and the amount of 1,738 was credited to the account.		1	2	161,220.00	PHL	N	Resi	N	N	LIBOR	N	3	Y	Remortgage	Refinance and Home Improvements	30-Jan-06	161,220.00	300	30-Jan-31	4.12	3.75	IO	190,740.00	532.23	16,250.39	16,446.49	16,642.59																Freehold	Terraced	200,000.00	28-Nov-05	80.61	Full	200,000.00	28-Nov-05	95.37	Full		N		Unknown	N		Paying	Decrease	Financial Mismanagement	Historic arrears, ATP under a SPO performing since Nov11 failed in Jul17. New ATP agreed with the borrower after updated I&E was completed in Aug17.	Arrears reducing as borrower is paying CMS + 168.	ATP Active	CMS + 168	1-Sep-17	8-Nov-25	ATP of CMS + 168 agreed with borrower is under the terms of the SPO, however lender has confirmed possession order will not be enforced as long as borrower is honouring payments.				Y	Arrangement	17-Nov-15				None			None			Y	SPO	16-Nov-15
Long term litigation case, lender has applied for 13 warrants with 10 eviction dates over the years. Last hearing was held in Nov15 and the order for possession was suspended on the basis of CMS + 196.10 payments.
																																																																																																						CMS + 196.10	17-Nov-15	1-Jun-24	Order for possession suspended. ATP has been performing until Jul17, new ATP agreed with borrower is below the amount agreed by the SPO.	Judge suspended the PO on the basis that borrower had a new job which would allow him to reduce the arrears.	N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
391	D	C	A	✗	✗	✓	✓	✓	✓
RISK.31 - Vulnerability - mental health: Borrower has Alzheimer according to notes seen on system.

PAY.03 - New arrears >1mth in past 12mths: Arrears increasing as the payments made by the DWP amount to 200 per month and the instalments are 558.

RISK.19 - Current affordability risk: Borrowers are pensioners. Latest I&E report completed confirmed they could not afford payments.

RISK.48 - Borrower over the age of 75: B1 is 78 years old as of the review date.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Loan originated when first borrower was already 67. Application form states mortgage to be repaid from borrowers pension and savings, however current arrears confirm no adequate repayment vehicle was in place as borrower cannot afford the payments.

RISK.03 - Third Party Payments: Payments made into the account by the DWP.

RISK.09 - Potential Shortfall: Property recently valued in 224,950 and offer received for 190k. Current outstanding balance is 324k, thus a potential shortfall will occur.

PAY.02 - Arrears likely to Increase: Payments made by the DWP do not cover the monthly instalments and borrowers cannot afford to pay anything, thus arrears will likely continue increasing.

RISK.44 - Lending into Retirement Issue: Loan originated when the first borrower was already 67. No evidence has been found in system confirming loan into retirement was correctly assessed at loan origination stage.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 22nd October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 120. A letter was sent to the borrower on this date and the amount of 120 was credited to the account.		1	2	297,629.00	PHL	N	Resi	N	Y	BBR	N	0	Y	Purchase	Purchase	2-Jan-07	297,629.00	300	2-Jan-32	2.25	2	IO	324,350.48	558.94	17,287.64	16,968.70	16,649.76																Freehold	Detached / Semi	330,000.00	1-Nov-06	90.19	Full	330,000.00	1-Nov-06	98.29	Full		N		Pension and savings.	N		Can't	Increase	Ill Health	Long term arrears, elderly borrowers, B1 with multiple health issues. Current payments made by DWP do not cover the monthly instalments.	Arrears due to borrowers circumstances will continue increasing.	No ATP								Y	Arrangement	25-Mar-09				None			None			Y	Court Hearing Date	4-Sep-17	Litigation started in Aug13. Continual adjournments since then, next hearing set on 19Sep17.						N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✗	✗	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
392	C	D	B	✗	✗	✓	✓	✗	✓
PAY.03 - New arrears >1mth in past 12mths: No payments made into the account since Dec14.

RISK.66 - Unauthorised Tenancy: Arrears referral form dated 24Apr17 confirms property is let without the consent of the lender.

PAY.02 - Arrears likely to Increase: Arrears will continue increasing until the possession order is enforced and the property is repossessed.

LIT.01 - Litigation not timely instructed: Lawyers instructed only 20 months after borrowers stopped paying.

RISK.37 - Borrower no longer resides: System notes confirm borrowers do not reside at the security, as this is let to friends.

RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: IO mortgage, repayment vehicle not disclosed at origination.

RISK.09 - Potential Shortfall: System notes suggest property value does not cover the outstanding balance of the mortgage, thus if property is sold this should be made with a shortfall.
											✗	✓	✓	INFO.10 - Borrower not cooperating: Borrower does not appear to be cooperating, property is let, but he stated no rental income received as they tenants are family friends. INFO.40 - Remediation - Late payments fee refunded: On 10th November 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 208.26. A letter was sent to the borrower on this date and the amount of 208.26 was credited to the account.		1	2	140,629.00	PHL	N	Resi	N	N	BBR	N	0	Y	Purchase	Purchase	30-Apr-07	140,629.00	300	30-Apr-32	2.25	2	IO	151,844.16	266.03	8,839.17	8,573.14	8,307.11																Freehold	Detached / Semi	210,000.00	8-Feb-07	66.97	Full	210,000.00	8-Feb-07	72.31	Full		N		Unknown.	N		Won't	Increase	Reduced Income
Long term arrears, borrower stated he only got DLA payments and his wifes salary was insufficient to pay the mortgage. Property let to family friends without lenders consent. Borrower advised tenants pay no rent.
																																																																													Arrears will continue increasing until property is repossessed.	No ATP								Y	Arrangement	13-Feb-17				None		Letter sent to borrowers on 13Feb17 informing them arrears should be cleared before 13Mar17 if they wanted to avoid the possession order to be enforced.	None			Y	Warrant applied	21-Apr-17
No payments made since Dec14, account passed to solicitors in Aug16. Hearing held on 22Nov16 and 28 day possession order was granted. No contact with the borrower until Apr17 when he asked lender to accept a potential shortfall sale. Lender advised a shortfall sale would mean borrower should prove he could repay the shortfall and no sale was agreed. Lender instructed to enforce the possession order on 25Apr17, however this has not happened yet.
																																																																																																											N		N								✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓
393	C	D	A	✗	✗	✓	✓	✓	✓	RISK.70 - Property in Possession: Property repossessed by the lender on 18Aug17. RISK.34 - Sensitive - Deceased borrower: Borrower passed away on 22Aug14 according to death certificate seen. PAY.03 - New arrears >1mth in past 12mths: No payments made since May14, borrower passed away in Aug14. RISK.09 - Potential Shortfall: Asset manager assessment confirms property likely to be sold with a potential shortfall of 15k. RISK.62 - Other Charges: Letter provided confirmed property in possession with unpaid common charges of 3,268.48 which will need to be paid from the sale proceeds.	✓	✓	✓			1	1	50,925.00	PHL	N	Resi	N	N	LIBOR	N	0	Y	Remortgage	Refinance and Home Improvements	6-Feb-08	50,925.00	120	6-Feb-18	3.37	3	IO	58,355.30	144.12	5,702.89	5,558.77	5,414.65																Feudal	Flat	70,000.00	30-Oct-07	72.75	Full	70,000.00	30-Oct-07	83.36	Full		Y	System notes confirm no letter sent or action taken as borrower was deceased.	Application form states initial exit strategy was the sale of the property.	N		Can't	Remain Static	Borrower Deceased	Borrower passed away in Aug14, arrears accruing since May14.	Borrower had cancer and died in Aug14. No GOP provided or contact with inheritors established.	No ATP								N	None					None			None			Y	In Possession	18-Aug-17	Borrower passed away in Aug14, no payments made since. Solicitors instructed, possession order granted and property repossessed on 18Aug17.						N		Y	18-Aug-17	Y	Asset Management Group	55,000.00	23-Aug-17	Y	Property recently taken in possession and marketed. No offers received so far.	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓
394	C	D	B	✗	✗	✓	✓	✗	✓
RISK.13 - Interest Only at Origination - Repayment Vehicle Issue: Interest only mortgage, no repayment vehicle disclosed at loan origination.

PAY.03 - New arrears >1mth in past 12mths: No payments made since Jul14.

RISK.30 - BKO / IVA Post-Completion: Second borrower is in BKO since 07Mar16.

RISK.62 - Other Charges: System notes dated May15 confirm GE Money holds second charge.

PAY.02 - Arrears likely to Increase: Shortfall sale agreed in Jun16 has not completed yet, arrears will likely continue increasing.

LIT.01 - Litigation not timely instructed: Solicitors were instructed in Jul15, one year after the final payment, however legal action did not start as Borrower 2 went into BKO proceedings and lender was revising the strategy. Shortfall sale offer was received in Feb16 and accepted in Jun16, thus legal action has never started.

RISK.33 - Vulnerability - physical health: B1 had a heart attack in Jan15 which kept him out of work for a long time and only allows him working part-time at the moment.

RISK.37 - Borrower no longer resides: System notes confirm borrowers have moved out to a rented property and do not reside at the security.

RISK.09 - Potential Shortfall: Shortfall sale agreed for 159,950, current outstanding balance is 171k.

RISK.64 - Property Abandoned / Empty: Borrowers have vacated the property and this currently empty.
											✗	✓	✓	INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 812. A letter was sent to the borrower on this date and the amount of 812 was credited to the account.	System notes confirm shortfall sale agreed in Jun16 delayed due to B2 bankruptcy, need for shortfall sale authorization from second charge holder and issues with solicitors fees which were not affordable for the borrowers. Latest notes confirm updated valuation report and I&E report from borrowers requested to complete the sale. Borrowers have agreed to pay 100 per month after the property is sold to pay the shortfall.	1	2	152,491.78	PHL	N	Resi	N	N	LIBOR	N	0	Y	Purchase	Purchase	16-Jun-06	152,491.78	276	16-Jun-29	2.87	2.5	IO	171,742.67	370.80	15,369.16	14,998.36	14,627.56																Freehold	Detached / Semi	185,000.00	31-Jan-06	82.43	Full	225,000.00	8-Jun-06	92.83	Full		N		Unknown	N		Can't	Increase	Ill Health	B1 had a heart attack and could not work for a while. After this B2 went into BKO proceedings. No payments made since Jul14.	Borrowers could not afford the mortgage payments and a shortfall sale was agreed more than a year ago, but for different reasons completion has been delayed.	No ATP					16-Jul-15	180,000.00	FA initially instructed in Aug14 and then Jul15 confirmed there was a second charge holder and stated borrowers did not reside at the security.	Y	Arrangement, Concession	7-Mar-14	6-Feb-09			Payment holiday (Forbearance)	06-Mar-2009	Lender set an ATP of CMS+75 for the payments due Apr and May14. Payment holiday was agreed for the payment due Mar09 as per borrowers request.	None			N	None								N		N								✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✗	✗	✓	✗	✓	✓	✗	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓
395	D	D	A	✗	✗	✓	✓	✓	✓
RISK.70 - Property in Possession: Property in possession since 08Aug17, post cut-off date.

RISK.73 - Adverse Valuer Comments: Valuer confirmed evidence of penetrating dampness to walls and timbers and stated this should be further investigated by obtaining a report from a specialist contractor. No evidence of this was found in the file and no moneys were retained until works were carried out.

PAY.03 - New arrears >1mth in past 12mths: No payments made into the account since Apr14.

RISK.37 - Borrower no longer resides: System notes confirm borrower no longer residing at the security.

RISK.09 - Potential Shortfall: Repossessed property marketing summary shows lender expects to sell the property with a 62k shortfall.

RISK.64 - Property Abandoned / Empty: Property was abandoned and in a poor condition according to latest valuation report made after the property was repossessed.
											✗	✓	✓
INFO.40 - Remediation - Late payments fee refunded: On 19th October 2015, the lender refunded all late payment fees charged between 1st January 2009 and 20th August 2015 as the lender advised that the level of support provided did not justify the fees charged. This amounted to a refund of 646. A letter was sent to the borrower on this date and the amount of 646 was credited to the account.

INFO.10 - Borrower not cooperating: System notes confirm borrower sent the keys of the property in Aug15 and wanted to voluntary surrender the property. This could not proceed because signatures did not match and no further contact was made by the borrower until a possession order was granted.
																1	1	115,829.00	PHL	N	Resi	N	N	BBR	N	0	Y	Remortgage	Refinance and Capital	3-Nov-06	115,829.00	300	3-Nov-31	2	1.75	IO	127,036.40	193.62	8,474.23	8,280.61	8,086.99																Freehold	Terraced	128,000.00	10-Aug-06	90.49	Full	128,000.00	10-Aug-06	99.25	Full		N		Sale of property	N		Won't	Remain Static	Financial Mismanagement	No payments made since Apr14. I&E completed in Jun14 shows borrower had many unsecured loans and could not afford payments.	Arrears accrued due to financial mismanagement. No payments made since Apr14.	No ATP					18-Apr-16	30,000.00	Property abandoned according to neighbour. Average external and poor internal condition. Property had been broken into and the copper tank was stolen causing the property to be flooded. The neighbour stated borrower skipped away to Australia.	Y	Arrangement	10-Oct-16				None		Letter sent to borrower on 10Oct16 informing him of the possession order obtained and giving him 28 days to pay the arrears in full before the order is enforced.	None			Y	In Possession	8-Aug-17	Case passed to solicitors in Aug15, possession order granted in Oct16 enforced and property in possession since 08Aug17.						N		Y	8-Aug-17	Y	LSL	70,000.00	14-Aug-17	Y
Property in possession on 08Aug17, valuation report obtained on 14Aug17 shows a market value of 70k and a recommended asking price of 72,500. Agent confirms achievable price should be around 60k, being the estimated shortfall 62k.
																																																																																																																					✓	✓	✓	✓	✓	✓	✗	✗	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✓	✓	✓	✓	✓	✓	✗	✓	✓	✗	✗	✓	✓	✓	✓	✓